UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22559

First Trust Exchange-Traded Fund IV
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIRST TRUST

First Trust Exchange-Traded Fund IV
--------------------------------------------------------------------------------

First Trust North American
Energy Infrastructure Fund
(EMLP)

First Trust EIP Carbon Impact
ETF (ECLN)

Semi-Annual Report
For the Six Months Ended
April 30, 2020

Energy Income Partners, LLC
---------------------------

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                      FIRST TRUST EXCHANGE-TRADED FUND IV
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2020

Shareholder Letter...........................................................  1
Fund Performance Overview

Portfolio of Investments

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or Energy Income Partners, LLC ("EIP" or the
"Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


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SHAREHOLDER LETTER
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                      FIRST TRUST EXCHANGE-TRADED FUND IV
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2020

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust North American Energy Infrastructure Fund and the First Trust EIP Carbon
Impact ETF (the "Funds"), which contains detailed information about the Funds for the six months ended April 30, 2020.

Just one month ago, I noted in a letter to shareholders that a handful of states were set to open some "nonessential" businesses by early May. As of May 20,
2020, I am pleased to report that all 50 states and U.S. territories have eased some restrictions on businesses and social activity. Keep in mind, however, that the plan does entail governors phasing in the opening of businesses in the coming weeks or potentially months, so I see this news as essentially marking the beginning of the rebuilding process for the U.S. economy. We all need to be aware as well of the possibility of an uptick or even surge in the coronavirus
("COVID-19") infections as more people venture out of their homes. Prior to the last couple of weeks or so, the stay-at-home mandate severely restricted the movements of close to 315 million Americans, according to The Washington Post.
To put this further into perspective, because so many stores have been closed and so many people have been hunkering down at home, retail-store traffic in the
U.S. plunged 91.2% year-over-year for the week ended May 16, 2020, according to
Bloomberg. Truly amazing!

In this COVID-19 pandemic, there appears to be a notable disconnect between the state of the U.S. economy, which is expected to go from bad to downright terrible between the first quarter and second quarter of the year, and the performance of the stock market, which has been much better than expected. While the data and commentary in this report are technically supposed to run through
April 30, 2020, I feel compelled to offer insight that is as up to date as possible. The 2020 peak in the stock market, as measured by the S&P 500(R) Index
(the "Index"), occurred on February 19. That day also marked the all-time high for the Index. From February 19, 2020, through March 23, 2020, the Index declined by 33.92% on a price-only basis (no dividends included), according to
Bloomberg. We should note that the Index slid into bear market territory on
March 12, 2020. A bear market is defined by a 20% or greater decline in price from its most recent peak. That took just 16 trading days, the quickest plunge into a bear market ever. From March 23, 2020 through May 20, 2020, the Index staged an impressive rebound, posting a price-only gain of 32.82%, according to
Bloomberg. As of May 20, 2020, the Index stood just 12.24% below its all-time high set on February 19, 2020. But the game, as they say, is not over. Even though stocks have rebounded significantly from their March lows, 68% of the money managers that participated in the most recent Bank of America global fund manager survey believe that stocks are still in a bear market, according to
MarketWatch. What are they likely concerned about? In addition to a dismal economic outlook for the near-term, research from Bespoke Investment Group, an independent research firm, indicates that there have been 25 bear markets since
1928 and 60% of the time the Index declined a second time during the bear market and went on to establish a new low for the period.

With respect to the state of the economy, the Congressional Budget Office announced on May 19, 2020, that it sees real U.S. gross domestic product ("GDP")
declining by an annualized 38% in the second quarter of 2020, reportedly in line with Wall Street economists, according to CNBC. Some estimates are more dire.
The GDP estimate from the Atlanta Federal Reserve calls for a 42% plunge. These numbers are so large in scope they are mind-boggling. The Bureau of Economic
Analysis is scheduled to release its GDP report on July 30, 2020. Until then, we may continue to have a disconnect between the economy and the markets. Let us hope it is as positive as the one we are currently enjoying.

The U.S. government shut down huge chunks of our economy in order to protect lives and prevent our health care system from being overwhelmed by COVID-19 patients. Our economic woes, in other words, are man-made. The remedies to this pandemic will also likely be man-made. They could come in the form of therapeutics and/or a vaccine. Perhaps more than one vaccine. At this stage of the pandemic fight, we have one message for investors: Stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

The First Trust North American Energy Infrastructure Fund (the "Fund") is an
actively managed exchange-traded fund. The Fund's investment objective is to seek total return. The Fund will invest, under normal market conditions, at least 80% of its net assets (including investment borrowings) in equity securities of companies deemed by Energy Income Partners, LLC ("EIP" or the
"Sub-Advisor") to be engaged in the energy infrastructure sector, which principally include publicly-traded master limited partnerships and limited liability companies taxed as partnerships ("MLPs"), MLP affiliates, pipeline companies, utilities, and other companies that derive the majority of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries
(collectively, "Energy Infrastructure Companies"). In addition, under normal market conditions, the Fund will invest at least 80% of its net assets
(including investment borrowings) in equity securities of companies headquartered or incorporated in the United States and Canada.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL                          CUMULATIVE
                                                                      TOTAL RETURNS                         TOTAL RETURNS
                           6 Months Ended   1 Year Ended   5 Years Ended   Inception (6/20/12)   5 Years Ended   Inception (6/20/12)
                              4/30/20         4/30/20         4/30/20          to 4/30/20           4/30/20          to 4/30/20
FUND PERFORMANCE
NAV                           -16.05%         -14.36%         -1.96%              3.98%             -9.43%              35.90%
Market Price                  -16.16%         -14.41%         -1.99%              3.96%             -9.55%              35.75%

INDEX PERFORMANCE
Blended Benchmark(1)          -18.15%         -17.90%         -1.94%              2.89%             -9.35%              25.13%
S&P 500(R) Index               -3.16%           0.86%          9.12%             12.53%             54.74%             152.84%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 6.)

-----------------------------

(1)   The Blended Benchmark consists of the following two indices: 50% of the
      PHLX Utility Sector Index which is a market capitalization weighted index composed of geographically diverse public U.S. utility stocks; and 50% of the Alerian MLP Total Return Index which is a float-adjusted, capitalization-weighted composite of the 50 most prominent energy Master
      Limited Partnerships (MLPs). Indices are unmanaged and an investor cannot invest directly in an index. All index returns assume that distributions are reinvested when they are received. The Blended Benchmark returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50-50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the
      Blended Benchmark for each period shown above.


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP) (CONTINUED)

-----------------------------------------------------------
                                      % OF TOTAL LONG-TERM
INDUSTRY CLASSIFICATION                   INVESTMENTS
-----------------------------------------------------------
Electric Power & Transmission                39.44%
Natural Gas Transmission                     30.89
Petroleum Product Transmission               18.22
Crude Oil Transmission                       10.10
Coal                                          0.23
Other                                         1.12
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                      % OF TOTAL LONG-TERM
TOP TEN HOLDINGS                          INVESTMENTS
-----------------------------------------------------------
TC Energy Corp.                               9.44%
Enterprise Products Partners, L.P.            8.11
NextEra Energy Partners, L.P.                 5.79
Kinder Morgan, Inc.                           4.99
ONEOK, Inc.                                   4.92
TC PipeLines, L.P.                            4.32
NextEra Energy, Inc.                          4.14
Public Service Enterprise Group, Inc.         3.93
Plains GP Holdings L.P., Class A              3.76
Magellan Midstream Partners, L.P.             3.72
                                            -------
     Total                                   53.12%
                                            =======


                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         JUNE 20, 2012 - APRIL 30, 2020

            First Trust North American       Blended       S&P 500(R)
            Energy Infrastructure Fund      Benchmark        Index
6/20/12              $10,000                 $10,000        $10,000
10/31/12              10,690                  10,582         10,495
4/30/13               12,379                  12,241         12,008
10/31/13              12,138                  12,064         13,347
4/30/14               13,341                  13,381         14,463
10/31/14              14,861                  14,383         15,652
4/30/15               15,005                  13,803         16,341
10/31/15              12,793                  12,040         16,467
4/30/16               13,004                  12,531         16,538
10/31/16              14,330                  13,087         17,209
4/30/17               14,896                  14,126         19,501
10/31/17              14,768                  13,897         21,276
4/30/18               13,914                  13,586         22,089
10/31/18              14,171                  14,142         22,840
4/30/19               15,869                  15,242         25,068
10/31/19              16,188                  15,288         26,111
4/30/20               13,590                  12,513         25,286


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 1, 2014 through
April 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.



                          NUMBER OF DAYS BID/ASK MIDPOINT               NUMBER OF DAYS BID/ASK MIDPOINT
                                    AT/ABOVE NAV                                   BELOW NAV
                      ----------------------------------------      ----------------------------------------
                      0.00%-     0.50%-     1.00%-                  0.00%-     0.50%-     1.00%-
FOR THE PERIOD        0.49%      0.99%      1.99%      >=2.00%      0.49%      0.99%      1.99%      >=2.00%
11/1/14 - 10/31/15     158          0          0          0           93          0          0          0
11/1/15 - 10/31/16     213          0          0          0           39          0          0          0
11/1/16 - 10/31/17     209          0          0          0           43          0          0          0
11/1/17 - 10/31/18     156          0          0          0           96          0          0          0
11/1/18 - 10/31/19     169          4          0          1           76          1          0          0
11/1/19 - 4/30/20       77          0          1          0           45          0          1          0


                                                                          Page 3

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST EIP CARBON IMPACT ETF (ECLN)

The First Trust EIP Carbon Impact ETF (the "Fund") seeks to achieve a competitive risk-adjusted total return balanced between dividends and capital appreciation. Under normal market conditions, the Fund will invest at least 80%
of its net assets (including investment borrowings) in the equity securities of companies identified by the Fund's investment sub-advisor, Energy Income
Partners, LLC ("EIP" or the "Sub Advisor"), as having or seeking to have a positive carbon impact.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CUMULATIVE
                                                                                                                    TOTAL RETURNS
                                                                                                6 Months Ended   Inception (8/19/19)
                                                                                                   4/30/20           to 4/30/20
FUND PERFORMANCE
NAV                                                                                                 -4.72%             -1.83%
Market Price                                                                                        -4.91%             -1.98%

INDEX PERFORMANCE
PHLX Utility Sector Index                                                                           -8.61%             -4.15%
S&P 500(R) Index                                                                                    -3.16%              0.95%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 6.)


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EIP CARBON IMPACT ETF (ECLN) (CONTINUED)

-----------------------------------------------------------
                                      % OF TOTAL LONG-TERM
INDUSTRY CLASSIFICATION                   INVESTMENTS
-----------------------------------------------------------
Electric Power & Transmission                74.28%
Natural Gas Transmission                     20.81
Petroleum Product Transmission                1.29
Other                                         3.62
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
                                      % OF TOTAL LONG-TERM
TOP TEN HOLDINGS                          INVESTMENTS
-----------------------------------------------------------
NextEra Energy Partners, L.P.                 8.41%
TC PipeLines, L.P.                            7.29
NextEra Energy, Inc.                          6.18
Eversource Energy                             5.46
Xcel Energy, Inc.                             4.97
Alliant Energy Corp.                          4.91
Sempra Energy                                 4.67
CMS Energy Corp.                              4.53
Fortis, Inc.                                  4.51
Public Service Enterprise Group, Inc.         4.01
                                            -------
     Total                                   54.94%
                                            =======


                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     AUGUST 19, 2019 - APRIL 30, 2020

             First Trust EIP       PHLX Utility      S&P 500(R)
            Carbon Impact ETF      Sector Index        Index
8/19/19          $10,000             $10,000          $10,000
10/31/19          10,304              10,489           10,424
4/30/20            9,817               9,585           10,095


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 20, 2019 (commencement of trading) through April 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                          NUMBER OF DAYS BID/ASK MIDPOINT               NUMBER OF DAYS BID/ASK MIDPOINT
                                    AT/ABOVE NAV                                   BELOW NAV
                      ----------------------------------------      ----------------------------------------
                      0.00%-     0.50%-     1.00%-                  0.00%-     0.50%-     1.00%-
FOR THE PERIOD        0.49%      0.99%      1.99%      >=2.00%      0.49%      0.99%      1.99%      >=2.00%
8/20/19 - 10/31/19      27          0          0          0           25          0          0          0
11/1/19 - 4/30/20       24          0          0          0          100          0          0          0


                                                                          Page 5


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NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


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PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2020 (UNAUDITED)

                                    ADVISOR

First Trust Advisors, L.P. ("First Trust") is the investment advisor to the
First Trust North American Energy Infrastructure Fund ("EMLP") and the First
Trust EIP Carbon Impact ETF ("ECLN") (each a "Fund"). First Trust is responsible for the ongoing monitoring of each Fund's investment portfolio, managing each
Fund's business affairs and providing certain administrative services necessary for the management of each Fund.

                                  SUB-ADVISOR

ENERGY INCOME PARTNERS, LLC

Energy Income Partners, LLC ("EIP" or the "Sub-Advisor"), located in Westport,
CT, serves as the investment sub-advisor to the Funds. EIP was founded in 2003 and provides professional asset management services in the area of energy-related master limited partnerships ("MLPs") and other high-payout securities such as pipeline companies, power utilities, YieldCos, and energy infrastructure real estate investment trusts ("REITs"). EIP mainly focuses on investments in energy-related infrastructure assets such as pipelines, power transmission and distribution, petroleum storage and terminals that receive fee-based or regulated income from their corporate and individual customers. As of April 30, 2020, EIP had approximately $4.1 billion of assets under management or supervision. EIP advises two privately offered partnerships for U.S. high net worth individuals and an open-end mutual fund. EIP also manages separately managed accounts and provides its model portfolio to unified managed accounts.
Finally, in addition to the Funds, EIP serves as a sub-advisor to four closed-end management investment companies, a sleeve of an actively managed exchange-traded fund, a sleeve of a series of a variable insurance trust, and an open-end UCITS fund incorporated in Ireland. EIP is a registered investment advisor with the Securities and Exchange Commission.

                           PORTFOLIO MANAGEMENT TEAM

JAMES J. MURCHIE -- CO-PORTFOLIO MANAGER, FOUNDER, CEO AND PRINCIPAL OF ENERGY
   INCOME PARTNERS, LLC

EVA PAO -- CO-PORTFOLIO MANAGER AND PRINCIPAL OF ENERGY INCOME PARTNERS, LLC

JOHN TYSSELAND -- CO-PORTFOLIO MANAGER AND PRINCIPAL OF ENERGY INCOME
   PARTNERS, LLC

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.

                                                                          Page 7


FIRST TRUST EXCHANGE-TRADED FUND IV

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2020 (UNAUDITED)

As a shareholder of First Trust North American Energy Infrastructure Fund or
First Trust EIP Carbon Impact ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-----------------------------------------------------------------------------------------------------------------------------
                                                                                             ANNUALIZED
                                                                                            EXPENSE RATIO       EXPENSES PAID
                                                   BEGINNING               ENDING           BASED ON THE         DURING THE
                                                 ACCOUNT VALUE         ACCOUNT VALUE          SIX-MONTH           SIX-MONTH
                                                NOVEMBER 1, 2019       APRIL 30, 2020          PERIOD            PERIOD (a)
-----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NORTH AMERICAN ENERGY
   INFRASTRUCTURE FUND (EMLP)
Actual                                             $1,000.00             $  839.50              0.95%               $4.34
Hypothetical (5% return before expenses)           $1,000.00             $1,020.14              0.95%               $4.77

FIRST TRUST EIP CARBON IMPACT ETF (ECLN)
Actual                                             $1,000.00             $  952.80              0.95%               $4.61
Hypothetical (5% return before expenses)           $1,000.00             $1,020.14              0.95%               $4.77


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2019 through April 30, 2020), multiplied by 182/366 (to reflect the six-month period).


FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2020 (UNAUDITED)

SHARES       DESCRIPTION                          VALUE
------------------------------------------------------------
             COMMON STOCKS -- 62.8%
             CONSTRUCTION & ENGINEERING
                -- 0.5%
    263,756  Quanta Services, Inc.            $    9,590,168
                                              --------------
             ELECTRIC UTILITIES -- 20.7%
    671,959  Alliant Energy Corp.                 32,623,609
    445,105  American Electric Power Co.,
                Inc.                              36,992,677
    297,317  Duke Energy Corp.                    25,170,857
    215,206  Emera, Inc. (CAD)                     8,566,805
    446,544  Eversource Energy                    36,036,101
    840,625  Exelon Corp.                         31,170,375
    328,592  FirstEnergy Corp.                    13,560,992
    457,112  Fortis, Inc. (CAD)                   17,713,726
    362,588  IDACORP, Inc.                        33,278,327
    322,824  NextEra Energy, Inc.                 74,611,083
     49,676  Orsted A/S, ADR                       1,674,578
  1,025,330  PPL Corp.                            26,063,889
    293,370  Southern (The) Co.                   16,642,880
    519,918  Xcel Energy, Inc.                    33,045,988
                                              --------------
                                                 387,151,887
                                              --------------
             GAS UTILITIES -- 3.8%
  2,039,440  AltaGas Ltd. (CAD)                   24,380,388
    238,897  Atmos Energy Corp.                   24,360,327
     13,595  Chesapeake Utilities Corp.            1,194,729
    657,104  New Jersey Resources Corp.           22,196,973
                                              --------------
                                                  72,132,417
                                              --------------
             MULTI-UTILITIES -- 13.0%
    652,305  ATCO Ltd., Class I (CAD)             18,318,620
    939,054  Canadian Utilities Ltd., Class A
                (CAD)                             22,910,502
    503,636  CMS Energy Corp.                     28,752,579
    214,857  Dominion Energy, Inc.                16,571,920
    214,202  DTE Energy Co.                       22,221,315
  1,397,060  Public Service Enterprise
                Group, Inc.                       70,844,913
    392,916  Sempra Energy                        48,662,647
    173,591  WEC Energy Group, Inc.               15,718,665
                                              --------------
                                                 244,001,161
                                              --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 24.5%
    905,835  Enbridge, Inc.                       27,791,018
    886,666  Equitrans Midstream Corp.             7,430,261
  1,411,566  Keyera Corp. (CAD)                   20,941,009
  5,910,507  Kinder Morgan, Inc.                  90,017,022
  2,964,514  ONEOK, Inc.                          88,727,904
  3,672,373  TC Energy Corp.                     170,251,212
  2,812,174  Williams (The) Cos., Inc.            54,471,811
                                              --------------
                                                 459,630,237
                                              --------------
             WATER UTILITIES -- 0.3%
     45,155  American Water Works Co., Inc.        5,494,912
                                              --------------
             TOTAL COMMON STOCKS -- 62.8%      1,178,000,782
             (Cost $1,162,149,018)            --------------

SHARES/
UNITS        DESCRIPTION                          VALUE
------------------------------------------------------------
             MASTER LIMITED PARTNERSHIPS
                -- 33.4%
             CHEMICALS -- 0.3%
    288,702  Westlake Chemical Partners,
                L.P.                          $    5,190,862
                                              --------------
             INDEPENDENT POWER AND
                RENEWABLE ELECTRICITY
                PRODUCERS -- 5.6%
  2,078,054  NextEra Energy Partners,
                L.P. (a)                         104,505,336
                                              --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 27.5%
  1,082,560  Alliance Resource Partners, L.P.      4,200,333
    864,944  BP Midstream Partners, L.P.           9,894,959
    154,364  Cheniere Energy Partners, L.P.        5,206,698
  4,726,918  Energy Transfer, L.P.                39,706,111
  8,325,750  Enterprise Products Partners,
                L.P.                             146,200,170
  1,455,921  Holly Energy Partners, L.P.          21,445,716
  1,630,195  Magellan Midstream Partners,
                L.P.                              67,049,920
  1,018,078  Phillips 66 Partners, L.P.           43,319,219
  7,380,305  Plains GP Holdings, L.P.,
                Class A (a)                       67,825,003
  2,264,527  Shell Midstream Partners, L.P.       33,265,902
  2,323,696  TC PipeLines, L.P.                   77,843,816
                                              --------------
                                                 515,957,847
                                              --------------
             TOTAL MASTER LIMITED
                PARTNERSHIPS -- 33.4%            625,654,045
             (Cost $812,477,325)              --------------

             MONEY MARKET FUNDS -- 2.8%
 51,605,620  Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.07% (b)                 51,605,620
             (Cost $51,605,620)               --------------

             TOTAL INVESTMENTS -- 99.0%        1,855,260,447
             (Cost $2,026,231,963) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- 1.0%               19,345,506
                                              --------------
             NET ASSETS -- 100.0%             $1,874,605,953
                                              ==============

(a)   This security is taxed as a "C" corporation for federal income tax purposes.

(b)   Rate shown reflects yield as of April 30, 2020.

(c)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $134,038,646 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $305,010,162. The net unrealized depreciation was $170,971,516.

ADR   - American Depositary Receipt

                        See Notes to Financial Statements                 Page 9


FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)

Currency Abbreviations:
CAD - Canadian Dollar

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                      LEVEL 2       LEVEL 3
                       LEVEL 1      SIGNIFICANT   SIGNIFICANT
                        QUOTED       OBSERVABLE   UNOBSERVABLE
                        PRICES         INPUTS        INPUTS
                    ------------------------------------------
Common Stocks*      $1,178,000,782  $         --  $         --
Master Limited
   Partnerships*       625,654,045            --            --
Money Market
   Funds                51,605,620            --            --
                    ------------------------------------------
Total Investments   $1,855,260,447  $         --  $         --
                    ==========================================

* See Portfolio of Investments for industry breakout.

Page 10                 See Notes to Financial Statements


FIRST TRUST EIP CARBON IMPACT ETF (ECLN)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2020 (UNAUDITED)

SHARES/
UNITS        DESCRIPTION                          VALUE
------------------------------------------------------------
             COMMON STOCKS -- 70.6%
             ELECTRIC UTILITIES -- 40.5%
      1,732  Alliant Energy Corp.             $       84,089
        502  American Electric Power Co.,
                Inc.                                  41,721
        824  Edison International                     48,377
      1,303  Emera, Inc. (CAD)                        51,869
      2,880  Enel S.p.A., ADR                         19,455
      1,159  Eversource Energy                        93,531
        400  FirstEnergy Corp.                        16,508
      1,994  Fortis, Inc. (CAD)                       77,270
        606  Iberdrola S.A., ADR                      23,973
        554  IDACORP, Inc.                            50,846
        458  NextEra Energy, Inc.                    105,853
        396  Orsted A/S (DKK) (a) (b) (c)             40,000
      2,038  PPL Corp.                                51,806
      1,340  Xcel Energy, Inc.                        85,171
                                              --------------
                                                     790,469
                                              --------------
             GAS UTILITIES -- 5.4%
        475  Atmos Energy Corp.                       48,436
      1,181  New Jersey Resources Corp.               39,894
        218  ONE Gas, Inc.                            17,377
                                              --------------
                                                     105,707
                                              --------------
             INDEPENDENT POWER AND
                RENEWABLE ELECTRICITY
                PRODUCERS -- 1.8%
      2,802  EDP Renovaveis S.A. (EUR) (a)            34,353
                                              --------------
             MULTI-UTILITIES -- 16.2%
      1,358  CMS Energy Corp.                         77,528
        165  DTE Energy Co.                           17,117
        190  National Grid PLC, ADR                   11,127
      1,354  Public Service Enterprise Group,
                Inc.                                  68,661
        646  Sempra Energy                            80,007
        692  WEC Energy Group, Inc.                   62,661
                                              --------------
                                                     317,101
                                              --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 3.5%
        504  Cheniere Energy, Inc. (d)                23,532
      2,366  Williams (The) Cos., Inc.                45,829
                                              --------------
                                                      69,361
                                              --------------
             WATER UTILITIES -- 3.2%
        509  American Water Works Co., Inc.           61,940
                                              --------------
             TOTAL COMMON STOCKS -- 70.6%          1,378,931
             (Cost $1,462,315)                --------------

             MASTER LIMITED PARTNERSHIPS
                -- 17.1%
             INDEPENDENT POWER AND
                RENEWABLE ELECTRICITY
                PRODUCERS -- 9.6%
        900  Brookfield Renewable Partners,
                L.P. (CAD)                            42,493
      2,862  NextEra Energy Partners,
                L.P. (e)                             143,930
                                              --------------
                                                     186,423
                                              --------------

SHARES/
UNITS        DESCRIPTION                          VALUE
------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS
                -- 7.5%
        655  Cheniere Energy Partners, L.P.   $       22,093
      3,724  TC PipeLines, L.P.                      124,754
                                              --------------
                                                     146,847
                                              --------------
             TOTAL MASTER LIMITED
                PARTNERSHIPS -- 17.1%                333,270
             (Cost $311,997)                  --------------

             MONEY MARKET FUNDS -- 12.2%
    237,683  Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.07% (f)                    237,683
        196  Dreyfus Government Cash
                Management Fund,
                Institutional Shares
                - 0.17% (f)                              196
                                              --------------
             TOTAL MONEY MARKET FUNDS
                -- 12.2%                             237,879
             (Cost $237,879)                  --------------

             TOTAL INVESTMENTS -- 99.9%            1,950,080
             (Cost $2,012,191) (g)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                    2,220
                                              --------------
             NET ASSETS -- 100.0%             $    1,952,300
                                              ==============

(a)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At April 30, 2020, securities noted as such are valued at $74,353 or 3.8% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange
      ("NYSE") close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(c)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(d)   Non-income producing security.

(e)   This security is taxed as a "C" corporation for federal income tax purposes.

(f)   Rate shown reflects yield as of April 30, 2020.

                        See Notes to Financial Statements                Page 11


FIRST TRUST EIP CARBON IMPACT ETF (ECLN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)

(g)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $37,661 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $99,772. The net unrealized depreciation was
      $62,111.

ADR   - American Depositary Receipt

Currency Abbreviations:
CAD - Canadian Dollar
DKK - Danish Krone
EUR - Euro

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                                 LEVEL 2       LEVEL 3
                      TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                     VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                    4/30/2020       PRICES        INPUTS        INPUTS
                   ------------------------------------------------------
Common
   Stocks:
   Electric
      Utilities    $    790,469  $    750,469  $     40,000  $         --
   Independent
      Power and
      Renewable
      Electricity
      Producers          34,353            --        34,353            --
   Other
      Industry
      Categories*       554,109       554,109            --            --
Master
   Limited
   Partnerships*        333,270       333,270            --            --
Money
   Market
   Funds                237,879       237,879            --            --
                   ------------------------------------------------------
Total
   Investments     $  1,950,080  $  1,875,727  $     74,353  $         --
                   ======================================================

* See Portfolio of Investments for industry breakout.

Page 12                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND IV

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2020 (UNAUDITED)


                                                                             FIRST TRUST NORTH             FIRST TRUST
                                                                              AMERICAN ENERGY              EIP CARBON
                                                                            INFRASTRUCTURE FUND            IMPACT ETF
                                                                                  (EMLP)                     (ECLN)
                                                                           ---------------------      ---------------------
ASSETS:
Investments, at value..................................................      $   1,855,260,447          $       1,950,080
Cash...................................................................              3,113,625                         --
Foreign currency, at value.............................................                    774                         --
Receivables:
   Dividends...........................................................             11,304,552                      1,187
   Investment securities sold..........................................             11,220,898                      2,420
   Reclaims............................................................                     --                         98
                                                                             -----------------          -----------------
   Total Assets........................................................          1,880,900,296                  1,953,785
                                                                             -----------------          -----------------
LIABILITIES:
Payables:
   Capital shares redeemed.............................................              4,068,379                         --
   Investment advisory fees............................................              1,410,020                      1,485
   Investment securities purchased.....................................                815,944                         --
                                                                             -----------------          -----------------
   Total Liabilities...................................................              6,294,343                      1,485
                                                                             -----------------          -----------------
NET ASSETS.............................................................      $   1,874,605,953          $       1,952,300
                                                                             =================          =================
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $   2,311,526,014          $       2,008,968
Par value..............................................................                921,550                      1,000
Accumulated distributable earnings (loss)..............................           (437,841,611)                   (57,668)
                                                                             -----------------          -----------------
NET ASSETS.............................................................      $   1,874,605,953          $       1,952,300
                                                                             =================          =================
NET ASSET VALUE, per share.............................................      $           20.34          $           19.52
                                                                             =================          =================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................             92,155,000                    100,002
                                                                             =================          =================
Investments, at cost...................................................      $   2,026,231,963          $       2,012,191
                                                                             =================          =================
Foreign currency, at cost (proceeds)...................................      $             774          $              --
                                                                             =================          =================


                        See Notes to Financial Statements                Page 13


FIRST TRUST EXCHANGE-TRADED FUND IV

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED)


                                                                             FIRST TRUST NORTH             FIRST TRUST
                                                                              AMERICAN ENERGY              EIP CARBON
                                                                            INFRASTRUCTURE FUND            IMPACT ETF
                                                                                  (EMLP)                     (ECLN)
                                                                           ---------------------      ---------------------
INVESTMENT INCOME:
Dividends..............................................................      $      45,905,732          $          27,680
Foreign withholding tax................................................             (1,976,978)                      (783)
                                                                             -----------------          -----------------
   Total investment income.............................................             43,928,754                     26,897
                                                                             -----------------          -----------------
EXPENSES:
Investment advisory fees...............................................             11,715,218                      9,665
                                                                             -----------------          -----------------
   Total expenses......................................................             11,715,218                      9,665
                                                                             -----------------          -----------------
NET INVESTMENT INCOME (LOSS)...........................................             32,213,536                     17,232
                                                                             -----------------          -----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................            (84,996,088)                     5,176
   In-kind redemptions.................................................             50,765,792                         --
   Foreign currency transactions.......................................               (165,594)                      (163)
                                                                             -----------------          -----------------
Net realized gain (loss)...............................................            (34,395,890)                     5,013
                                                                             -----------------          -----------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................           (474,619,027)                  (119,296)
   Foreign currency translation........................................                  5,670                         (2)
                                                                             -----------------          -----------------
Net change in unrealized appreciation (depreciation)...................           (474,613,357)                  (119,298)
                                                                             -----------------          -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................           (509,009,247)                  (114,285)
                                                                             -----------------          -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $    (476,795,711)         $         (97,053)
                                                                             =================          =================


Page 14                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND IV

STATEMENTS OF CHANGES IN NET ASSETS


                                                                    FIRST TRUST                        FIRST TRUST
                                                               NORTH AMERICAN ENERGY                    EIP CARBON
                                                                INFRASTRUCTURE FUND                     IMPACT ETF
                                                                       (EMLP)                             (ECLN)
                                                          --------------------------------   --------------------------------
                                                            SIX MONTHS                         SIX MONTHS
                                                               ENDED            YEAR              ENDED           PERIOD
                                                             4/30/2020          ENDED           4/30/2020          ENDED
                                                            (UNAUDITED)      10/31/2019        (UNAUDITED)    10/31/2019 (a)
                                                          ---------------  ---------------   ---------------  ---------------
OPERATIONS:
Net investment income (loss)............................  $    32,213,536  $    36,342,647   $        17,232  $         4,870
Net realized gain (loss)................................      (34,395,890)     (51,786,622)            5,013           (1,680)
Net change in unrealized appreciation (depreciation)....     (474,613,357)     317,830,513          (119,298)          57,185
                                                          ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from operations......................................     (476,795,711)     302,386,538           (97,053)          60,375
                                                          ---------------  ---------------   ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................      (54,837,149)     (28,709,335)          (20,990)              --
Return of capital.......................................               --      (67,709,012)               --               --
                                                          ---------------  ---------------   ---------------  ---------------
Total distributions to shareholders.....................      (54,837,149)     (96,418,347)          (20,990)              --
                                                          ---------------  ---------------   ---------------  ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................      214,644,355      392,227,615                --        2,009,968
Cost of shares redeemed.................................     (373,765,565)    (150,641,145)               --               --
                                                          ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................     (159,121,210)     241,586,470                --        2,009,968
                                                          ---------------  ---------------   ---------------  ---------------
Total increase (decrease) in net assets.................     (690,754,070)     447,554,661          (118,043)       2,070,343

NET ASSETS:
Beginning of period.....................................    2,565,360,023    2,117,805,362         2,070,343               --
                                                          ---------------  ---------------   ---------------  ---------------
End of period...........................................  $ 1,874,605,953  $ 2,565,360,023   $     1,952,300  $     2,070,343
                                                          ===============  ===============   ===============  ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................      103,305,000       93,555,000           100,002               --
Shares sold.............................................        8,700,000       16,250,000                --          100,002
Shares redeemed.........................................      (19,850,000)      (6,500,000)               --               --
                                                          ---------------  ---------------   ---------------  ---------------
Shares outstanding, end of period.......................       92,155,000      103,305,000           100,002          100,002
                                                          ===============  ===============   ===============  ===============


(a)   Inception date is August 19, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

                        See Notes to Financial Statements                Page 15


FIRST TRUST EXCHANGE-TRADED FUND IV

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)


                                          SIX MONTHS
                                             ENDED                           YEAR ENDED OCTOBER 31,
                                           4/30/2020     --------------------------------------------------------------
                                          (UNAUDITED)       2019         2018         2017         2016         2015
                                          -----------    ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period      $     24.83    $    22.64   $    24.55   $    24.76   $    23.03   $    27.72
                                          -----------    ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.28          0.36         0.35         0.44         0.30         0.39
Net realized and unrealized gain (loss)         (4.25)         2.81        (1.33)        0.32         2.37        (4.18)
                                          -----------    ----------   ----------   ----------   ----------   ----------
Total from investment operations                (3.97)         3.17        (0.98)        0.76         2.67        (3.79)
                                          -----------    ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.52)        (0.29)       (0.45)       (0.48)       (0.30)       (0.90)
Return of capital                                  --         (0.69)       (0.48)       (0.49)       (0.64)          --
                                          -----------    ----------   ----------   ----------   ----------   ----------
Total distributions                             (0.52)        (0.98)       (0.93)       (0.97)       (0.94)       (0.90)
                                          -----------    ----------   ----------   ----------   ----------   ----------
Net asset value, end of period            $     20.34    $    24.83   $    22.64   $    24.55   $    24.76   $    23.03
                                          ===========    ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                               (16.05)%       14.22%       (4.03)%       3.06%       12.01%      (13.92)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $ 1,874,606    $2,565,360   $2,117,805   $1,910,977   $1,379,029   $  952,609
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.95%(b)      0.95%        0.95%        0.95%        0.95%        0.95%
Ratio of net investment income (loss) to
   average net assets                            2.81%(b)      1.52%        1.40%        1.59%        1.44%        1.47%
Portfolio turnover rate (c)                        22%           33%          35%          24%          40%          34%



FIRST TRUST EIP CARBON IMPACT ETF (ECLN)

                                          SIX MONTHS
                                             ENDED           PERIOD
                                           4/30/2020         ENDED
                                          (UNAUDITED)    10/31/2019 (d)
                                          -----------    --------------
Net asset value, beginning of period      $     20.70      $    20.09
                                          -----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.17            0.05
Net realized and unrealized gain (loss)         (1.14)           0.56
                                          -----------      ----------
Total from investment operations                (0.97)           0.61
                                          -----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.21)             --
                                          -----------      ----------
Net asset value, end of period            $     19.52      $    20.70
                                          ===========      ==========
TOTAL RETURN (a)                                (4.72)%          3.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $     1,952      $    2,070
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.95% (b)       0.95% (b)
Ratio of net investment income (loss) to
   average net assets                            1.69% (b)       1.18% (b)
Portfolio turnover rate (c)                         7%              3%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)   Inception date is August 19, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 16                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2020 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds that are offering shares. This report covers the two funds listed below. The shares of each fund are listed and traded on the NYSE Arca, Inc. ("NYSE Arca").

    First Trust North American Energy Infrastructure Fund - (NYSE Arca ticker
       "EMLP")
    First Trust EIP Carbon Impact ETF - (NYSE Arca ticker "ECLN")

Each fund represents a separate series of shares of beneficial interest in the
Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests and, in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in
Creation Units, each Fund's shares are not redeemable securities.

Each Fund is an actively managed exchange-traded fund. EMLP's investment objective is to seek total return. EMLP will invest, under normal market conditions, at least 80% of its net assets (including investment borrowings) in equity securities of companies deemed by Energy Income Partners, LLC ("EIP" or the "Sub-Advisor") to be engaged in the energy infrastructure sector, which principally include publicly-traded master limited partnerships and limited liability companies taxed as partnerships ("MLPs"), MLP affiliates, pipeline companies, utilities, and other companies that derive the majority of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries
(collectively, "Energy Infrastructure Companies"). In addition, under normal market conditions, the Fund will invest at least 80% of its net assets
(including investment borrowings) in equity securities of companies headquartered or incorporated in the United States and Canada. ECLN's investment objective is to seek to achieve a competitive risk-adjusted total return balanced between dividends and capital appreciation. ECLN will invest, under normal market conditions, at least 80% of its net assets (including investment borrowings) in equity securities of companies identified by EIP as having or seeking to have a positive carbon impact, defined as companies that reduce, have a publicly available plan to reduce, or enable the reduction of carbon and other greenhouse gas emissions from the production, transportation, conversion, storage and use of energy. ECLN's investments will be concentrated in the industries constituting the energy infrastructure sector, which principally include utilities, natural gas pipeline companies, manufacturers, contracted developers and/or owners of renewable energy, and other companies that derive the majority of their earnings from manufacturing, operating or providing services in support of infrastructure assets and/or infrastructure activities such as renewable energy equipment, energy storage, carbon capture and sequestration, fugitive methane abatement and energy transmission and distribution equipment.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities.
Each Fund's NAV is calculated by dividing the value of all assets of each Fund
(including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of the market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not

                                                                         Page 17


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2020 (UNAUDITED)

considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'
investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, MLPs and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1)    the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund or exchange-traded fund trading of similar securities;

      4)    foreign currency exchange activity;

      5)    the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8)    whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2020 (UNAUDITED)

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of April 30, 2020, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in MLPs generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in
"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments"
on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and is included in "Net realized gain (loss) on foreign currency transactions" on the Statements of
Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

D. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

                                                                         Page 19


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2020 (UNAUDITED)

The tax character of distributions paid by each Fund during the fiscal period ended October 31, 2019 was as follows:


                                                                    Distributions      Distributions       Distributions
                                                                      paid from          paid from           paid from
                                                                   Ordinary Income     Capital Gains     Return of Capital
                                                                   ---------------     -------------     -----------------
First Trust North American Energy Infrastructure Fund              $    28,709,335     $          --     $      67,709,012
First Trust EIP Carbon Impact ETF                                               --                --                    --


As of October 31, 2019, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                        Accumulated
                                                                    Undistributed       Capital and       Net Unrealized
                                                                      Ordinary             Other           Appreciation
                                                                       Income           Gain (Loss)       (Depreciation)
                                                                   ---------------     -------------     -----------------
First Trust North American Energy Infrastructure Fund              $            --     $(202,873,457)    $     296,664,706
First Trust EIP Carbon Impact ETF                                            3,879            (1,204)               57,700


E. INCOME TAXES

Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal
Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders.
Accordingly, no provision has been made for federal and state income taxes.
However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2019, EMLP and ECLN had non-expiring capital loss carryforwards available for federal income tax purposes of $202,873,457 and $1,204, respectively.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended October 31, 2019, the Funds had no net late year ordinary or capital losses.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For EMLP, the taxable years ended
2016, 2017, 2018, and 2019 remain open to federal and state audit. For ECLN, the taxable period ended 2019 remains open to federal and state audit. As of April
30, 2020, management has evaluated the application of these standards to the
Funds and has determined that no provision for income tax is required in the
Funds' financial statements for uncertain tax positions.

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

The Trust, on behalf of the Funds, and First Trust have retained EIP, an affiliate of First Trust, to serve as the Funds' investment sub- advisor. In this capacity, EIP is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio. Pursuant to the Investment
Management Agreement between the Trust and the Advisor, First Trust will supervise EIP and its management of the investment of each Fund's assets and will pay EIP for its services as the Funds' sub-advisor. First Trust will also be responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2020 (UNAUDITED)

fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Each Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. EIP receives a sub-advisory fee for
EMLP from First Trust equal to 45% of any remaining monthly investment management fee paid to First Trust after the Fund's average Fund expenses accrued during the most recent twelve months are subtracted from the investment management fee in a given month. EIP receives a sub-advisory fee for ECLN from
First Trust equal to an annual rate of 0.475% of the Fund's average daily net assets less one-half of the Fund's expenses, for which EIP is responsible.

First Trust Capital Partners, LLC ("FTCP"), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of EIP and
EIP Partners, LLC, an affiliate of EIP.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2020, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                                          Purchases             Sales
                                                                                       ---------------     ---------------
First Trust North American Energy Infrastructure Fund                                  $   532,766,843     $   510,001,680
First Trust EIP Carbon Impact ETF                                                              135,625             233,157


For the six months ended April 30, 2020, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                                          Purchases             Sales
                                                                                       ---------------     ---------------
First Trust North American Energy Infrastructure Fund                                  $   208,736,658     $   363,880,018
First Trust EIP Carbon Impact ETF                                                                   --                  --


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker- dealers or large institutional investors that have entered into a participation agreement (an
"Authorized Participant"). In order to purchase Creation Units of each Fund, an
Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation
Unit Aggregation) and the market value of the Deposit Securities, and/or (ii)
cash in lieu of all or a portion of the Deposit Securities. If the Cash
Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash
Component. If the Cash Component is a negative number (i.e., the NAV per
Creation Unit Aggregation is less than the Deposit Amount), the Authorized
Participant will receive the Cash Component. Authorized Participants purchasing
Creation Units must pay to BNYM, as transfer agent, a creation transaction fee
(the "Creation Transaction Fee") regardless of the number of Creation Units

                                                                         Page 21


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2020 (UNAUDITED)

purchased in the transaction. The Creation Transaction Fee may increase or decrease with changes in each Fund's portfolio. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized
Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit
Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The
Redemption Transaction Fee may increase or decrease with changes in each Fund's portfolio. Each Fund reserves the right to effect redemptions in cash. An
Authorized Participant may request cash redemption in lieu of securities;
however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2021 for EMLP, and August 14, 2021 for ECLN.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2020 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

                                                                         Page 23

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2020 (UNAUDITED)

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's
Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2020 (UNAUDITED)

negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                                                                         Page 25

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

FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Energy Income Partners, LLC
10 Wright Street
Westport, CT 06880

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Senior Loan Fund (FTSL)

Semi-Annual Report
For the Six Months Ended
April 30, 2020


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2020

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Senior Loan Fund; hereinafter referred to as the
"Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2020

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Senior Loan Fund (the "Fund"), which contains detailed information about the Fund for the six months ended April 30, 2020.

Just one month ago, I noted in a letter to shareholders that a handful of states were set to open some "nonessential" businesses by early May. As of May 20,
2020, I am pleased to report that all 50 states and U.S. territories have eased some restrictions on businesses and social activity. Keep in mind, however, that the plan does entail governors phasing in the opening of businesses in the coming weeks or potentially months, so I see this news as essentially marking the beginning of the rebuilding process for the U.S. economy. We all need to be aware as well of the possibility of an uptick or even surge in the coronavirus
("COVID-19") infections as more people venture out of their homes. Prior to the last couple of weeks or so, the stay-at-home mandate severely restricted the movements of close to 315 million Americans, according to The Washington Post.
To put this further into perspective, because so many stores have been closed and so many people have been hunkering down at home, retail-store traffic in the
U.S. plunged 91.2% year-over-year for the week ended May 16, 2020, according to
Bloomberg. Truly amazing!

In this COVID-19 pandemic, there appears to be a notable disconnect between the state of the U.S. economy, which is expected to go from bad to downright terrible between the first quarter and second quarter of the year, and the performance of the stock market, which has been much better than expected. While the data and commentary in this report are technically supposed to run through
April 30, 2020, I feel compelled to offer insight that is as up to date as possible. The 2020 peak in the stock market, as measured by the S&P 500(R) Index
(the "Index"), occurred on February 19. That day also marked the all-time high for the Index. From February 19, 2020, through March 23, 2020, the Index declined by 33.92% on a price-only basis (no dividends included), according to
Bloomberg. We should note that the Index slid into bear market territory on
March 12, 2020. A bear market is defined by a 20% or greater decline in price from its most recent peak. That took just 16 trading days, the quickest plunge into a bear market ever. From March 23, 2020 through May 20, 2020, the Index staged an impressive rebound, posting a price-only gain of 32.82%, according to
Bloomberg. As of May 20, 2020, the Index stood just 12.24% below its all-time high set on February 19, 2020. But the game, as they say, is not over. Even though stocks have rebounded significantly from their March lows, 68% of the money managers that participated in the most recent Bank of America global fund manager survey believe that stocks are still in a bear market, according to
MarketWatch. What are they likely concerned about? In addition to a dismal economic outlook for the near-term, research from Bespoke Investment Group, an independent research firm, indicates that there have been 25 bear markets since
1928 and 60% of the time the Index declined a second time during the bear market and went on to establish a new low for the period.

With respect to the state of the economy, the Congressional Budget Office announced on May 19, 2020, that it sees real U.S. gross domestic product ("GDP")
declining by an annualized 38% in the second quarter of 2020, reportedly in line with Wall Street economists, according to CNBC. Some estimates are more dire.
The GDP estimate from the Atlanta Federal Reserve calls for a 42% plunge. These numbers are so large in scope they are mind-boggling. The Bureau of Economic
Analysis is scheduled to release its GDP report on July 30, 2020. Until then, we may continue to have a disconnect between the economy and the markets. Let us hope it is as positive as the one we are currently enjoying.

The U.S. government shut down huge chunks of our economy in order to protect lives and prevent our health care system from being overwhelmed by COVID-19 patients. Our economic woes, in other words, are man-made. The remedies to this pandemic will also likely be man-made. They could come in the form of therapeutics and/or a vaccine. Perhaps more than one vaccine. At this stage of the pandemic fight, we have one message for investors: Stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST SENIOR LOAN FUND (FTSL)

The First Trust Senior Loan Fund's (the "Fund") primary investment objective is to provide high current income. The Fund's secondary investment objective is the preservation of capital. Under normal market conditions, the Fund seeks to outperform each of the S&P/LSTA U.S. Leveraged Loan 100 Index and the Markit
iBoxx USD Liquid Leveraged Loan Index by investing at least 80% of its net assets (including investment borrowings) in first lien senior floating rate bank loans ("Senior Loans"). The S&P/LSTA U.S. Leveraged Loan 100 Index (the "Primary
Index") is a market value-weighted index designed to measure the performance of the largest segment of the U.S. syndicated leveraged loan market. The Primary
Index consists of 100 loan facilities drawn from a larger benchmark, the
S&P/LSTA Leveraged Loan Index. The Markit iBoxx USD Liquid Leveraged Loan Index
(the "Secondary Index") selects the 100 most liquid Senior Loans in the market.
The Fund does not seek to track either the Primary or Secondary Index, but rather seeks to outperform each of the Indices. It is anticipated that the Fund, in accordance with its principal investment strategy, will invest approximately
50% to 75% of its net assets in Senior Loans that are eligible for inclusion in and meet the liquidity thresholds of the Primary and/or the Secondary Indices at the time of investment.

A Senior Loan is an advance or commitment of funds made by one or more banks or similar financial institutions to one or more corporations, partnerships or other business entities and typically pays interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate, most commonly the London Interbank Offered Rate ("LIBOR").

The Fund invests primarily in Senior Loans that are below investment grade quality at the time of investment. Securities rated below investment grade, commonly referred to as "junk" or "high-yield" securities, include securities that are rated Ba1/BB+/BB+ or below by Moody's Investors Service, Inc., Fitch,
Inc., or Standard & Poor's Ratings Group, respectively. The Fund invests in
Senior Loans made predominantly to businesses operating in North America, but may also invest in Senior Loans made to businesses operating outside of North
America. The Senior Loans included in the Fund's portfolio often maintain a duration of less than 90 days; however, the inclusion of LIBOR floors on certain
Senior Loans or other factors may cause interest rate duration to be longer than
90 days. The Fund may also invest up to 20% of its net assets in (1) non-Senior
Loan debt securities, which may be fixed- rate or floating-rate income-producing securities (including, without limitation, U.S. government debt securities and corporate debt securities which may include convertible bonds), (2) warrants,
U.S. equity and equity-like positions and interests and other securities issued by or with respect to a borrower or its affiliates, and/or (3) securities of other investment companies.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS              TOTAL RETURNS
                                                    6 Months     1 Year      5 years     Inception      5 Years     Inception
                                                     Ended        Ended       Ended       (5/1/13)       Ended       (5/1/13)
                                                    4/30/20      4/30/20     4/30/20     to 4/30/20     4/30/20     to 4/30/20
FUND PERFORMANCE
NAV                                                  -4.42%      -3.53%       1.78%        2.17%         9.21%        16.20%
Market Price                                         -4.66%      -4.17%       1.71%        2.11%         8.83%        15.70%

INDEX PERFORMANCE
Markit iBoxx USD Liquid Leveraged Loan
   Index                                             -6.57%      -6.36%       0.98%        1.53%         4.98%        11.22%
S&P/LSTA U.S. Leveraged Loan 100 Index               -4.65%      -4.05%       2.13%        2.35%        11.13%        17.67%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SENIOR LOAN FUND (FTSL)

-------------------------------------------------------
                                     % OF SENIOR LOANS
                                         AND OTHER
INDUSTRY CLASSIFICATION                SECURITIES(1)
-------------------------------------------------------
Software                                    16.6%
Health Care Providers & Services            16.3
Media                                       11.3
Pharmaceuticals                             10.7
Insurance                                   10.0
Hotels, Restaurants & Leisure                6.1
Diversified Telecommunication Services       3.8
Diversified Financial Services               2.9
Containers & Packaging                       2.8
Diversified Consumer Services                2.7
Entertainment                                2.3
Auto Components                              2.1
Health Care Technology                       1.9
Food Products                                1.4
Building Products                            1.1
Professional Services                        1.1
Aerospace & Defense                          1.0
Commercial Services & Supplies               1.0
Capital Markets                              0.9
Wireless Telecommunication Services          0.9
Food & Staples Retailing                     0.8
Technology Hardware, Storage & Peripherals   0.5
Life Sciences Tools & Services               0.4
Oil, Gas & Consumable Fuels                  0.4
Communications Equipment                     0.4
Household Durables                           0.3
Trading Companies & Distributors             0.2
Specialty Retail                             0.1
Construction & Engineering                   0.0*
Real Estate Management & Development         0.0*
Electric Utilities                           0.0*
                                          -------
     Total                                 100.0%
                                          =======

* Amount is less than 0.1%.

-------------------------------------------------------
                                     % OF SENIOR LOANS
                                         AND OTHER
ASSET CLASSIFICATION                   SECURITIES(1)
-------------------------------------------------------
Senior Floating-Rate Loan Interests         91.3%
Corporate Bonds and Notes                    8.6
Foreign Corporate Bonds and Notes            0.1
Rights                                       0.0*
                                          -------
     Total                                 100.0%
                                          =======

-------------------------------------------------------
                                     % OF SENIOR LOANS
                                         AND OTHER
CREDIT QUALITY (S&P RATINGS)(2)      DEBT SECURITIES(1)
-------------------------------------------------------
BBB-                                         4.3%
BB+                                          2.2
BB                                          11.3
BB-                                         12.0
B+                                          23.4
B                                           31.6
B-                                          12.2
CCC+                                         2.5
CCC                                          0.2
CC                                           0.3
                                          -------
     Total                                 100.0%
                                          =======

-------------------------------------------------------
                                     % OF SENIOR LOANS
                                         AND OTHER
TOP 10 ISSUERS                         SECURITIES(1)
-------------------------------------------------------
HUB International Ltd.                       3.1%
Bausch Health Cos., Inc. (Valeant)           3.1
Micro Focus International
   (MA Financeco LLC)                        2.9
Nexstar Broadcasting, Inc.                   2.8
Multiplan, Inc. (MPH)                        2.7
AmWINS Group, Inc.                           2.7
Alliant Holdings I, LLC                      2.6
Asurion, LLC                                 2.6
Cablevision (aka CSC Holdings, LLC)          2.1
Pharmaceutical Product Development,
   Inc. (PPDI)                               2.1
                                          -------
     Total                                  26.7%
                                          =======

(1)   Percentages are based on long-term positions. Money market funds are excluded.

(2)   The ratings are by Standard & Poor's Ratings Group, a division of The
      McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of
      BBB- or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the
      Fund or its shares. Credit ratings are subject to change.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SENIOR LOAN FUND (FTSL)


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  MAY 1, 2013 - APRIL 30, 2020

           First Trust Senior     Markit iBoxx USD Liquid     S&P/LSTA U.S. Leveraged
               Loan Fund           Leveraged Loan Index           Loan 100 Index
5/1/13          $10,000                   $10,000                     $10,000
10/31/13         10,092                    10,103                      10,122
4/30/14          10,275                    10,323                      10,338
10/31/14         10,385                    10,389                      10,434
4/30/15          10,637                    10,594                      10,589
10/31/15         10,567                    10,280                      10,268
4/30/16          10,763                    10,484                      10,527
10/31/16         11,034                    10,826                      10,968
4/30/17          11,247                    11,026                      11,260
10/31/17         11,414                    11,161                      11,452
4/30/18          11,592                    11,404                      11,706
10/31/18         11,760                    11,602                      11,929
4/30/19          12,044                    11,877                      12,262
10/31/19         12,156                    11,905                      12,339
4/30/20          11,620                    11,122                      11,767


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 1, 2014 through
April 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                          NUMBER OF DAYS BID/ASK MIDPOINT               NUMBER OF DAYS BID/ASK MIDPOINT
                                    AT/ABOVE NAV                                   BELOW NAV
                      ----------------------------------------      ----------------------------------------
                      0.00%-     0.50%-     1.00%-                  0.00%-     0.50%-     1.00%-
FOR THE PERIOD        0.49%      0.99%      1.99%      >=2.00%      0.49%      0.99%      1.99%      >=2.00%
11/1/14 - 10/31/15     180         20          1          0           50          0          0          0
11/1/15 - 10/31/16     185          2          0          0           65          0          0          0
11/1/16 - 10/31/17     231          0          0          0           21          0          0          0
11/1/17 - 10/31/18     242          0          0          0           10          0          0          0
11/1/18 - 10/31/19     114          0          0          0          132          5          0          0
11/1/19 - 4/30/20       74          1          0          0           23          5         11         10



--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2020 (UNAUDITED)

                                    ADVISOR

The First Trust Advisors L.P. ("First Trust") Leveraged Finance Team is
comprised of 15 experienced investment professionals specializing in below investment grade securities. The team is comprised of portfolio management, research, trading and operations personnel. As of April 30, 2020, the First
Trust Leveraged Finance Team managed or supervised approximately $3.77 billion in senior secured bank loans and high-yield bonds. These assets are managed across various strategies, including two closed-end funds, an open-end fund, three exchange-traded funds, and a series of unit investment trusts on behalf of retail and institutional clients.

                           PORTFOLIO MANAGEMENT TEAM

WILLIAM HOUSEY, CFA - MANAGING DIRECTOR OF FIXED INCOME, SENIOR PORTFOLIO
   MANAGER

JEFFREY SCOTT, CFA - SENIOR VICE PRESIDENT, DEPUTY CREDIT OFFICER AND PORTFOLIO
   MANAGER

ORLANDO PURPURA, CFA, CMT - SENIOR VICE PRESIDENT, CHIEF CREDIT OFFICER AND
   PORTFOLIO MANAGER

                                                                          Page 5


FIRST TRUST SENIOR LOAN FUND (FTSL)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2020 (UNAUDITED)

As a shareholder of First Trust Senior Loan Fund (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other
Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO      EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE         DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH          SIX-MONTH
                                                 NOVEMBER 1, 2019     APRIL 30, 2020      PERIOD (a)        PERIOD (a) (b)
--------------------------------------------------------------------------------------------------------------------------
FIRST TRUST SENIOR LOAN FUND (FTSL)
Actual                                              $1,000.00           $  955.80            0.85%              $4.13
Hypothetical (5% return before expenses)            $1,000.00           $1,020.64            0.85%              $4.27


(a)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2019 through April 30, 2020), multiplied by 182/366 (to reflect the six-month period).


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 82.8%

                  AEROSPACE & DEFENSE -- 0.9%
$      2,892,750  Transdigm, Inc., Term Loan E, 1 Mo. LIBOR + 2.25%,
                     0.00% Floor..................................................      2.65%        05/30/25    $     2,526,094
      11,448,089  Transdigm, Inc., Term Loan G, 1 Mo. LIBOR + 2.25%,
                     0.00% Floor..................................................      2.65%        08/22/24          9,996,356
                                                                                                                 ---------------
                                                                                                                      12,522,450
                                                                                                                 ---------------
                  ALTERNATIVE CARRIERS -- 0.2%
       3,074,067  Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1 Mo.
                     LIBOR + 1.75%, 0.00% Floor...................................      2.15%        03/01/27          2,938,286
                                                                                                                 ---------------
                  APPAREL RETAIL -- 0.1%
       1,199,890  Burlington Coat Factory Warehouse Corp., Term Loan B-5,
                     1 Mo. LIBOR + 1.75%, 0.00% Floor.............................      2.58%        11/17/24          1,121,897
                                                                                                                 ---------------
                  APPLICATION SOFTWARE -- 7.7%
       4,673,317  CCC Information Services, Inc., Term Loan B, 1 Mo. LIBOR +
                     2.75%, 1.00% Floor...........................................      3.75%        04/26/24          4,427,968
      18,716,010  Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                     0.75% Floor..................................................      4.00%        07/01/24         17,885,581
       6,267,840  Internet Brands, Inc. (MH Sub I LLC), Term Loan, 3 Mo. LIBOR
                     + 3.75%, 0.00% Floor.........................................      4.82%        09/13/24          5,786,533
       3,545,403  Micro Focus International (MA Financeco LLC), Miami Escrow
                     Term Loan B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor...............      2.90%        06/21/24          3,254,680
      24,138,703  Micro Focus International (MA Financeco LLC), Seattle Spinco
                     Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor................      2.90%        06/21/24         22,159,329
      11,437,632  Micro Focus International (MA Financeco LLC), Term Loan B2,
                     1 Mo. LIBOR + 2.25%, 0.00% Floor.............................      2.65%        11/19/21         10,830,065
       6,037,822  Mitchell International, Inc., Term Loan (First Lien),
                     1 Mo. LIBOR + 3.25%, 0.00% Floor.............................      3.65%        11/30/24          5,249,524
       2,294,839  Qlik Technologies (Project Alpha Intermediate Holding, Inc.),
                     2019 Incremental Term Loan B, 6 Mo. LIBOR + 4.25%,
                     0.00% Floor..................................................      6.13%        04/26/24          2,180,097
      13,299,634  Qlik Technologies (Project Alpha Intermediate Holding, Inc.),
                     Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor................      5.38%        04/26/24         12,568,154
      18,003,839  SolarWinds Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      3.15%        02/05/24         17,437,078
         779,371  TIBCO Software, Term Loan B-3, 1 Mo. LIBOR + 3.75%,
                     0.00% Floor..................................................      4.16%        07/03/26            728,712
             768  Ultimate Software Group, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.75%, 0.00% Floor...........................................      4.74%        05/03/26                731
       3,658,591  Veeam Software Holdings Ltd. (VS Buyer, LLC), Term Loan B,
                     3 Mo. LIBOR + 3.25%, 0.00% Floor.............................      4.86%        02/28/27          3,439,075
                                                                                                                 ---------------
                                                                                                                     105,947,527
                                                                                                                 ---------------
                  AUTO PARTS & EQUIPMENT -- 1.6%
       6,017,592  American Axle & Manufacturing Holdings, Inc., Term Loan B,
                     1 Mo. LIBOR + 2.25%, 0.75% Floor.............................      3.00%        04/06/24          5,182,651
      15,105,960  Gates Global LLC, Initial B-2 Dollar Term Loan, 1 Mo. LIBOR +
                     2.75%, 1.00% Floor...........................................      3.75%        03/31/24         13,867,875
          21,865  Lumileds (Bright Bidco B.V.), Term Loan B, 3 Mo. LIBOR +
                     3.50%, 1.00% Floor...........................................      4.95%        06/30/24              6,546
       8,495,195  Lumileds (Bright Bidco B.V.), Term Loan B, 6 Mo. LIBOR +
                     3.50%, 1.00% Floor...........................................      4.57%        06/30/24          2,543,292
                                                                                                                 ---------------
                                                                                                                      21,600,364
                                                                                                                 ---------------


                        See Notes to Financial Statements                 Page 7


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  BROADCASTING -- 4.9%
$      6,995,534  Cumulus Media Holdings, Inc., Term Loan B, 6 Mo. LIBOR +
                     3.75%, 1.00% Floor...........................................      4.82%        03/31/26    $     5,864,566
       1,844,755  Diamond Sports Group LLC, Term Loan B, 1 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................      3.82%        08/23/26          1,496,945
       7,888,055  E.W. Scripps Co., Term Loan B-2, 1 Mo. LIBOR + 2.50%,
                     0.00% Floor..................................................      2.90%        05/01/26          7,341,807
         876,984  Entercom Media Corp. (CBS Radio), Term Loan B, 1 Mo. LIBOR
                     + 2.50%, 0.00% Floor.........................................      2.90%        11/17/24            771,965
       5,489,186  Gray Television, Inc., Term Loan C, 1 Mo. LIBOR + 2.50%,
                     0.00% Floor..................................................      3.49%        01/02/26          5,155,279
      22,968,078  iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.00%, 0.00% Floor...........................................      3.40%        04/29/26         20,524,504
      18,961,904  Nexstar Broadcasting, Inc., Incremental Term Loan B-4,
                     1 Mo. LIBOR + 2.75%, 0.00% Floor.............................      3.73%        09/19/26         17,753,082
       1,646,442  Nexstar Broadcasting, Inc., Mission Term Loan B-3,
                     1 Mo. LIBOR + 2.25%, 0.00% Floor.............................      3.23%        01/17/24          1,544,708
       6,399,946  Nexstar Broadcasting, Inc., Nexstar Term Loan B-3,
                     1 Mo. LIBOR + 2.25%, 0.00% Floor.............................      2.65%        01/17/24          6,004,494
                                                                                                                 ---------------
                                                                                                                      66,457,350
                                                                                                                 ---------------
                  BUILDING PRODUCTS -- 1.0%
           1,121  JELD-WEN, Inc., Term Loan B-4, 3 Mo. LIBOR + 2.00%,
                     0.00% Floor..................................................      3.45%        12/14/24                996
      14,687,619  Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%,
                     0.00% Floor..................................................      2.90%        01/31/27         13,579,144
                                                                                                                 ---------------
                                                                                                                      13,580,140
                                                                                                                 ---------------
                  CABLE & SATELLITE -- 2.2%
       3,236,502  Cablevision (aka CSC Holdings, LLC), March 2017 Term Loan
                     B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor........................      3.06%        07/17/25          3,074,159
      11,296,012  Cablevision (aka CSC Holdings, LLC), October 2018 Incremental
                     Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor..............      3.06%        01/15/26         10,717,092
      11,205,774  Cablevision (aka CSC Holdings, LLC), September 2019 Term
                     Loan B-5, 1 Mo. LIBOR + 2.50%, 0.00% Floor...................      3.31%        04/15/27         10,647,502
         658,910  Mediacom Broadband LLC, Term Loan N, 1 Wk. LIBOR +
                     1.75%, 0.00% Floor...........................................      1.90%        02/15/24            630,083
       5,999,184  Virgin Media Investment Holdings Ltd., Term Loan N,
                     1 Mo. LIBOR + 2.50%, 0.00% Floor.............................      3.31%        01/31/28          5,664,729
                                                                                                                 ---------------
                                                                                                                      30,733,565
                                                                                                                 ---------------
                  CASINOS & GAMING -- 4.9%
       1,831,260  Caesars Entertainment Operating Co., Inc. (CEOC), Term Loan,
                     1 Mo. LIBOR + 2.00%, 0.00% Floor.............................      2.40%        10/07/24          1,763,742
      27,639,839  Caesars Resort Collection LLC, Term Loan B, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      3.15%        12/22/24         23,263,623
      21,463,538  CityCenter Holdings LLC, Term Loan B, 1 Mo. LIBOR + 2.25%,
                     0.75% Floor..................................................      3.00%        04/18/24         18,849,065
       7,707,579  Golden Nugget, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%,
                     0.75% Floor..................................................      3.25%        10/04/23          6,149,723
       6,792,439  Golden Nugget, Inc., Term Loan B, 3 Mo. LIBOR + 2.50%,
                     0.75% Floor..................................................      3.70%        10/04/23          5,419,552
       7,787,376  Station Casinos, Inc. (Red Rocks), Term Loan B, 1 Mo. LIBOR +
                     2.25%, 0.25% Floor...........................................      2.66%        01/31/27          6,845,337


Page 8                  See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  CASINOS & GAMING (CONTINUED)
$      5,213,720  Twin River Worldwide Holdings, Inc., Term Loan B,
                     1 Mo. LIBOR + 2.75%, 0.00% Floor.............................      3.15%        05/10/26    $     4,400,171
                                                                                                                 ---------------
                                                                                                                      66,691,213
                                                                                                                 ---------------
                  COAL & CONSUMABLE FUELS -- 0.1%
       2,969,697  Peabody Energy Corp., Term Loan B, 1 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      3.15%        03/31/25          1,615,515
                                                                                                                 ---------------
                  COMMUNICATIONS EQUIPMENT -- 0.4%
       5,275,601  Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                     0.00% Floor..................................................      3.65%        04/06/26          4,947,775
                                                                                                                 ---------------
                  CONSTRUCTION & ENGINEERING -- 0.0%
         542,297  Pike Corp., 2019 New Term Loans, 1 Mo. LIBOR + 3.25%,
                     1.00% Floor..................................................      4.25%        07/24/26            520,269
                                                                                                                 ---------------
                  ENVIRONMENTAL & FACILITIES SERVICES -- 0.8%
      11,647,972  Packers Holdings LLC, Term Loan B, 1 Mo. LIBOR + 3.25%,
                     1.00% Floor..................................................      4.25%        12/04/24         10,813,161
                                                                                                                 ---------------
                  FOOD DISTRIBUTORS -- 0.3%
       4,539,381  US Foods, Inc., 2019 Incremental Term Loan B, 6 Mo. LIBOR +
                     2.00%, 0.00% Floor...........................................      3.07%        08/31/26          4,024,932
                                                                                                                 ---------------
                  HEALTH CARE FACILITIES -- 1.3%
       4,989,336  Acadia Healthcare Co., Inc., Term Loan B4, 1 Mo. LIBOR +
                     2.50%, 0.00% Floor...........................................      2.90%        02/16/23          4,778,337
       7,558,512  Gentiva Health Services, Inc. (Kindred at Home), Term Loan B,
                     1 Mo. LIBOR + 3.25%, 0.00% Floor.............................      3.69%        07/02/25          7,105,001
       6,662,255  Select Medical Corp., Term Loan B, 1 Mo. LIBOR + 2.50%,
                     0.00% Floor..................................................      3.07%        03/06/25          6,314,552
                                                                                                                 ---------------
                                                                                                                      18,197,890
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 8.1%
       1,148,614  21st Century Oncology Holdings, Inc., Tranche B Term Loan,
                     1 Mo. LIBOR + 6.13%, 1.00% Floor.............................      7.13%        01/16/23          1,119,899
         803,061  Air Medical Group Holdings, Inc. (Global Medical Response),
                     2018 New Term Loan, 3 Mo. LIBOR + 4.25%, 1.00% Floor.........      5.86%        03/14/25            712,492
       7,769,885  Air Medical Group Holdings, Inc. (Global Medical Response),
                     Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor................      4.25%        04/28/22          7,116,748
       6,928,537  Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.),
                     Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor................      4.95%        04/21/24          5,149,635
      14,433,757  Athenahealth, Inc. (VVC Holding Corp.), Term Loan B,
                     3 Mo. LIBOR + 4.50%, 0.00% Floor.............................      5.28%        02/15/26         13,279,056
          66,116  CHG Healthcare Services, Inc., Term Loan, 3 Mo. LIBOR +
                     3.00%, 1.00% Floor...........................................      4.45%        06/07/23             62,492
      25,657,962  CHG Healthcare Services, Inc., Term Loan, 6 Mo. LIBOR +
                     3.00%, 1.00% Floor...........................................      4.07%        06/07/23         24,251,392
       3,991,984  DaVita, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%,
                     0.00% Floor..................................................      2.15%        08/12/26          3,871,825
      11,595,663  DuPage Medical Group (Midwest Physician Admin. Services
                     LLC), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor..........      3.50%        08/15/24          9,943,281
      23,676,630  Envision Healthcare Corp., Term Loan B, 1 Mo. LIBOR + 3.75%,
                     0.00% Floor..................................................      4.15%        10/10/25         16,178,952
       1,000,000  Surgery Centers Holdings, Inc., Incremental Term Loan,
                     1 Mo. LIBOR + 8.00%, 1.00% Floor.............................      9.00%        08/31/24            995,000


                        See Notes to Financial Statements                 Page 9


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  HEALTH CARE SERVICES (CONTINUED)
$      9,307,307  Surgery Centers Holdings, Inc., Term Loan B,
                     1 Mo. LIBOR + 3.25%, 1.00% Floor.............................      4.25%        08/31/24    $     8,283,503
       8,209,301  Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                     1.00% Floor..................................................      3.75%        02/06/24          6,015,037
       6,065,749  U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%,
                     0.00% Floor..................................................      5.44%        06/28/26          5,718,849
       8,450,003  Verscend Technologies, Inc., Term Loan B, 1 Mo. LIBOR +
                     4.50%, 0.00% Floor...........................................      4.90%        08/27/25          7,940,890
                                                                                                                 ---------------
                                                                                                                     110,639,051
                                                                                                                 ---------------
                  HEALTH CARE TECHNOLOGY -- 1.8%
       4,305,763  Change Healthcare Holdings, Term Loan B, 1 Mo. LIBOR +
                     2.50%, 1.00% Floor...........................................      3.50%        03/01/24          3,743,820
      16,645,729  Change Healthcare Holdings, Term Loan B, 3 Mo. LIBOR +
                     2.50%, 1.00% Floor...........................................      3.50%        03/01/24         14,473,302
          15,679  Press Ganey (Azalea TopCo, Inc.), Term Loan B, 1 Mo. LIBOR +
                     3.50%, 0.00% Floor...........................................      3.90%        07/25/26             14,691
       6,224,409  Press Ganey (Azalea TopCo, Inc.), Term Loan B, 3 Mo. LIBOR +
                     3.50%, 0.00% Floor...........................................      4.26%        07/25/26          5,832,272
                                                                                                                 ---------------
                                                                                                                      24,064,085
                                                                                                                 ---------------
                  HOUSEHOLD APPLIANCES -- 0.2%
       3,823,773  Traeger Grills (TGP Holdings III LLC), Term Loan B,
                     3 Mo. LIBOR + 4.25%, 1.00% Floor.............................      5.25%        09/25/24          3,059,018
                                                                                                                 ---------------
                  HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.8%
      11,782,121  Alight, Inc. (fka Tempo Acq.), Term Loan B, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      3.15%        05/01/24         11,038,434
                                                                                                                 ---------------
                  HYPERMARKETS & SUPER CENTERS -- 0.3%
       3,888,818  BJ's Wholesale Club, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%,
                     0.00% Floor..................................................      3.08%        02/03/24          3,767,292
                                                                                                                 ---------------
                  INSURANCE BROKERS -- 9.0%
       1,653,658  Alliant Holdings I, LLC, 2019 New Term Loan, 1 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................      3.97%        05/10/25          1,549,064
      33,206,875  Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      3.15%        05/09/25         30,948,808
      34,965,348  AmWINS Group, Inc., Term Loan B (First Lien), 1 Mo. LIBOR +
                     2.75%, 1.00% Floor...........................................      3.75%        01/25/24         33,714,288
      12,829,080  AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%,
                     0.00% Floor..................................................      3.90%        02/15/27         11,957,728
       7,490,620  BroadStreet Partners, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                     0.00% Floor..................................................      3.65%        01/31/27          7,016,838
       2,891,304  HUB International Ltd., 2019 Incremental Term Loan B2,
                     3 Mo. LIBOR + 4.00%, 1.00% Floor.............................      5.69%        04/25/25          2,764,781
      37,862,791  HUB International Ltd., Term Loan B, 2 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................  3.87% - 4.02%    04/25/25         35,393,002
                                                                                                                 ---------------
                                                                                                                     123,344,509
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 3.2%
      10,706,791  CenturyLink, Inc. (Qwest), Term Loan B, 1 Mo. LIBOR + 2.25%,
                     0.00% Floor..................................................      2.65%        03/15/27         10,104,534
       8,863,403  Numericable (Altice France S.A. or SFR), Term Loan B-11,
                     1 Mo. LIBOR + 2.75%, 0.00% Floor.............................      3.15%        07/31/25          8,076,776


Page 10                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  INTEGRATED TELECOMMUNICATION SERVICES (CONTINUED)
$      1,989,796  Numericable (Altice France S.A. or SFR), Term Loan B-12,
                     1 Mo. LIBOR + 3.69%, 0.00% Floor.............................      4.50%        01/31/26    $     1,832,324
       1,334,714  Numericable (Altice France S.A. or SFR), Term Loan B13,
                     1 Mo. LIBOR + 4.00%, 0.00% Floor.............................      4.81%        07/11/26          1,235,559
      24,472,976  Zayo Group Holdings, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.00%, 0.00% Floor...........................................      3.40%        02/28/27         22,936,317
                                                                                                                 ---------------
                                                                                                                      44,185,510
                                                                                                                 ---------------
                  INTERACTIVE HOME ENTERTAINMENT -- 0.3%
       3,754,365  Playtika Holding Corp., Term Loan B, 6 Mo. LIBOR + 6.00%,
                     1.00% Floor..................................................      7.07%        12/10/24          3,707,436
                                                                                                                 ---------------
                  INVESTMENT BANKING & BROKERAGE -- 0.8%
      11,621,591  Citadel Securities LP, Term Loan B, 1 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      3.15%        02/27/26         11,098,619
                                                                                                                 ---------------
                  LEISURE FACILITIES -- 0.6%
      11,382,626  ClubCorp Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      4.20%        09/18/24          8,306,471
                                                                                                                 ---------------
                  LIFE SCIENCES TOOLS & SERVICES -- 0.4%
       2,735,001  Grifols Worldwide Operations Ltd., Term Loan B, 1 Wk. LIBOR
                     + 2.00%, 0.00% Floor.........................................      2.14%        11/15/27          2,643,843
       3,063,649  Ortho-Clinical Diagnostics, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................      4.27%        05/31/25          2,715,159
                                                                                                                 ---------------
                                                                                                                       5,359,002
                                                                                                                 ---------------
                  MANAGED HEALTH CARE -- 2.7%
      31,399,273  Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%,
                     1.00% Floor..................................................      4.20%        06/07/23         28,828,614
       8,684,130  Versant Health (Wink Holdco, Inc.), Initial Term Loan,
                     3 Mo. LIBOR + 3.00%, 1.00% Floor.............................      4.45%        12/02/24          8,050,189
                                                                                                                 ---------------
                                                                                                                      36,878,803
                                                                                                                 ---------------
                  METAL & GLASS CONTAINERS -- 0.7%
       9,772,486  Berry Global, Inc., Term Loan Y, 1 Mo. LIBOR + 2.00%,
                     0.00% Floor..................................................      2.83%        07/01/26          9,307,315
                                                                                                                 ---------------
                  MOVIES & ENTERTAINMENT -- 1.8%
       8,352,630  AMC Entertainment, Inc., Term Loan B, 6 Mo. LIBOR + 3.00%,
                     0.00% Floor..................................................      4.08%        04/22/26          6,085,058
      23,081,423  Cineworld Group PLC (Crown), Term Loan B, 6 Mo. LIBOR +
                     2.25%, 0.00% Floor...........................................      3.32%        02/05/25         14,464,435
       5,618,374  PUG LLC (Stubhub), Term Loan B, 1 Mo. LIBOR + 3.50%,
                     0.00% Floor..................................................      3.90%        01/31/27          4,550,883
                                                                                                                 ---------------
                                                                                                                      25,100,376
                                                                                                                 ---------------
                  OTHER DIVERSIFIED FINANCIAL SERVICES -- 2.7%
      16,836,220  AlixPartners, LLP, Term Loan B, 1 Mo. LIBOR + 2.50%,
                     0.00% Floor..................................................      2.90%        04/04/24         16,181,460
      20,596,420  Refinitiv US Holdings, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................      3.65%        10/01/25         20,126,616
                                                                                                                 ---------------
                                                                                                                      36,308,076
                                                                                                                 ---------------
                  PACKAGED FOODS & MEATS -- 1.3%
       1,274,682  BellRing Brands, LLC, Term Loan B, 1 Mo. LIBOR + 5.00%,
                     1.00% Floor..................................................      6.00%        10/21/24          1,257,155


                        See Notes to Financial Statements                Page 11


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  PACKAGED FOODS & MEATS (CONTINUED)
$      3,518,835  Froneri International Ltd., Term Loan B, 1 Mo. LIBOR + 2.25%,
                     0.00% Floor..................................................      2.65%        01/31/27    $     3,247,603
       3,429,638  Hostess Brands, LLC (HB Holdings), Term Loan B, 1 Mo. LIBOR
                     + 2.25%, 0.75% Floor.........................................      3.00%        08/03/25          3,268,891
          31,916  Hostess Brands, LLC (HB Holdings), Term Loan B, 2 Mo. LIBOR
                     + 2.25%, 0.75% Floor.........................................      3.00%        08/03/25             30,421
       9,241,127  Hostess Brands, LLC (HB Holdings), Term Loan B, 3 Mo. LIBOR
                     + 2.25%, 0.75% Floor.........................................      3.01%        08/03/25          8,807,996
       1,110,579  Simply Good Foods (Atkins Nutritionals, Inc.), Term Loan B,
                     1 Mo. LIBOR + 3.75%, 1.00% Floor.............................      4.75%        07/07/24          1,074,485
                                                                                                                 ---------------
                                                                                                                      17,686,551
                                                                                                                 ---------------
                  PAPER PACKAGING -- 1.6%
       2,953,252  Reynolds Consumer Products LLC, Term Loan B, 1 Mo. LIBOR
                     + 1.75%, 0.00% Floor.........................................      2.15%        01/31/27          2,841,117
      20,795,504  Reynolds Group Holdings, Inc., U.S. Term Loan, 1 Mo. LIBOR
                     + 2.75%, 0.00% Floor.........................................      3.15%        02/05/23         19,786,090
                                                                                                                 ---------------
                                                                                                                      22,627,207
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 9.6%
       5,025,759  Akorn, Inc., Loan, 1 Mo. LIBOR + 14.50%, 1.00% Floor............     15.50%        04/16/21          4,176,758
      38,971,943  Bausch Health Cos., Inc. (Valeant), Term Loan B, 1 Mo. LIBOR
                     + 3.00%, 0.00% Floor.........................................      3.72%        06/01/25         37,656,640
      23,615,463  Endo LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor.........      5.00%        04/29/24         21,416,391
      19,987,986  GoodRX, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      3.15%        10/15/25         19,105,117
         187,065  IQVIA, Inc. (Quintiles), Term Loan B3, 3 Mo. LIBOR + 1.75%,
                     0.00% Floor..................................................      3.20%        06/11/25            178,601
      13,407,413  Mallinckrodt International Finance S.A., 2017 Term Loan B,
                     3 Mo. LIBOR + 2.75%, 0.75% Floor.............................      4.20%        09/24/24          9,351,671
       4,282,235  Mallinckrodt International Finance S.A., 2018 Incremental Term
                     Loan, 3 Mo. LIBOR + 3.00%, 0.75% Floor.......................      4.70%        02/24/25          2,968,488
      11,665,117  Parexel International Corp., Term Loan B, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      3.15%        09/27/24         10,652,701
      26,500,062  Pharmaceutical Product Development, Inc. (PPDI), Term Loan B,
                     1 Mo. LIBOR + 2.50%, 1.00% Floor.............................      2.90%        08/18/22         25,943,031
                                                                                                                 ---------------
                                                                                                                     131,449,398
                                                                                                                 ---------------
                  RESEARCH & CONSULTING SERVICES -- 0.2%
       1,404,768  Clarivate Analytics PLC (Camelot), Term Loan B, 1 Mo. LIBOR
                     + 3.25%, 0.00% Floor.........................................      3.65%        10/31/26          1,341,554
       1,000,000  Trans Union LLC, Term Loan B5, 3 Mo. LIBOR + 1.75%,
                     0.00% Floor..................................................      3.35%        11/13/26            956,410
                                                                                                                 ---------------
                                                                                                                       2,297,964
                                                                                                                 ---------------
                  SECURITY & ALARM SERVICES -- 0.1%
       1,230,679  Garda World Security Corp., Term Loan B, 3 Mo. LIBOR +
                     4.75%, 0.00% Floor...........................................      6.39%        10/30/26          1,179,913
                                                                                                                 ---------------
                  SPECIALIZED CONSUMER SERVICES -- 2.4%
       1,188,166  Aramark Services, Inc., Term Loan B-4, 1 Mo. LIBOR + 1.75%,
                     0.00% Floor..................................................      2.15%        12/31/26          1,110,935
       6,547,400  Asurion LLC, Replacement B-2 Term Loan (Second Lien),
                     1 Mo. LIBOR + 6.50%, 0.00% Floor.............................      6.90%        08/04/25          6,318,241
      22,147,096  Asurion LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%,
                     0.00% Floor..................................................      3.40%        11/03/23         21,099,096


Page 12                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  SPECIALIZED CONSUMER SERVICES (CONTINUED)
$      4,499,024  Asurion LLC, Term Loan B7, 1 Mo. LIBOR + 3.00%,
                     0.00% Floor..................................................      3.40%        11/03/24    $     4,281,316
                                                                                                                 ---------------
                                                                                                                      32,809,588
                                                                                                                 ---------------
                  SYSTEMS SOFTWARE -- 7.3%
      20,946,307  Applied Systems, Inc., Term Loan (First Lien), 3 Mo. LIBOR +
                     3.25%, 1.00% Floor...........................................      4.70%        09/19/24         20,025,088
       2,331,175  Applied Systems, Inc., Term Loan (Second Lien), 3 Mo. LIBOR
                     + 7.00%, 1.00% Floor.........................................      8.45%        09/19/25          2,214,617
      22,737,416  McAfee, LLC, Term Loan B, 1 Mo. LIBOR + 3.75%,
                     0.00% Floor..................................................      4.19%        09/30/24         21,701,500
       3,941,307  Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term
                     Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor.....................      4.50%        06/13/24          3,408,127
          38,478  Riverbed Technology, Inc., Term Loan B, 2 Mo. LIBOR + 3.25%,
                     1.00% Floor..................................................      4.25%        04/24/22             30,835
      14,583,039  Riverbed Technology, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%,
                     1.00% Floor..................................................      4.25%        04/24/22         11,686,556
      10,561,505  Sophos Group PLC (Surf), Term Loan B, 3 Mo. LIBOR + 3.50%,
                     0.00% Floor..................................................      4.81%        03/05/27          9,657,228
       8,591,307  SS&C European Holdings, S.A.R.L., Term Loan B-3,
                     1 Mo. LIBOR + 1.75%, 0.00% Floor.............................      2.15%        04/16/25          8,248,600
       6,104,904  SS&C European Holdings, S.A.R.L., Term Loan B-4,
                     1 Mo. LIBOR + 1.75%, 0.00% Floor.............................      2.15%        04/16/25          5,861,380
       7,365,042  SS&C European Holdings, S.A.R.L., Term Loan B-5,
                     1 Mo. LIBOR + 1.75%, 0.00% Floor.............................      2.15%        04/16/25          7,067,936
       4,947,091  SUSE (Marcel Lux IV S.A.R.L.), Facility Term Loan B1 USD,
                     1 Mo. LIBOR + 3.25%, 0.00% Floor.............................      3.65%        03/15/26          4,675,001
       5,315,925  Vertafore, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                     0.00% Floor..................................................      3.65%        07/02/25          4,868,058
                                                                                                                 ---------------
                                                                                                                      99,444,926
                                                                                                                 ---------------
                  WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
       6,929,743  T-Mobile USA, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%,
                     0.00% Floor..................................................      3.40%        04/01/27          6,883,938
                                                                                                                 ---------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS....................................................    1,132,255,816
                  (Cost $1,237,863,529)                                                                          ---------------



   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES -- 7.8%

                  AUTO PARTS & EQUIPMENT -- 0.3%
       5,397,000  American Axle & Manufacturing, Inc..............................      6.63%        10/15/22          4,544,544
                                                                                                                 ---------------
                  BROADCASTING -- 3.0%
       2,000,000  Cumulus Media New Holdings, Inc. (c)............................      6.75%        07/01/26          1,638,400
       6,356,000  Diamond Sports Group LLC / Diamond Sports Finance Co. (c).......      5.38%        08/15/26          4,860,433
       2,848,000  E.W. Scripps (The) Co. (c)......................................      5.13%        05/15/25          2,434,470
       7,343,000  Gray Television, Inc. (c).......................................      5.13%        10/15/24          7,231,387
       2,148,000  Gray Television, Inc. (c).......................................      5.88%        07/15/26          2,072,068
      10,145,000  Nexstar Broadcasting, Inc. (c)..................................      5.63%        08/01/24          9,969,492
      13,348,000  Sinclair Television Group, Inc. (c).............................      5.63%        08/01/24         12,245,722
         791,000  Sinclair Television Group, Inc. (c).............................      5.88%        03/15/26            689,831
                                                                                                                 ---------------
                                                                                                                      41,141,803
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 13


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  CABLE & SATELLITE -- 0.1%
$        125,000  CCO Holdings LLC / CCO Holdings Capital Corp. (c)...............      5.88%        04/01/24    $       129,088
       1,621,000  CSC Holdings LLC (c)............................................      5.50%        05/15/26          1,691,027
                                                                                                                 ---------------
                                                                                                                       1,820,115
                                                                                                                 ---------------
                  COAL & CONSUMABLE FUELS -- 0.3%
       4,900,000  Peabody Energy Corp. (c)........................................      6.00%        03/31/22          3,656,625
                                                                                                                 ---------------
                  FOOD RETAIL -- 0.1%
       2,000,000  Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /
                     Albertsons LLC (c)...........................................      3.50%        02/15/23          1,972,500
                                                                                                                 ---------------
                  HEALTH CARE FACILITIES -- 2.2%
       3,478,000  Acadia Healthcare Co., Inc......................................      5.63%        02/15/23          3,348,271
       2,000,000  HCA, Inc........................................................      5.88%        05/01/23          2,155,400
       6,665,000  Tenet Healthcare Corp...........................................      8.13%        04/01/22          6,746,646
       6,130,000  Tenet Healthcare Corp. (c)......................................      4.63%        09/01/24          6,038,050
       8,764,000  Tenet Healthcare Corp. (c)......................................      4.88%        01/01/26          8,648,753
       3,008,000  Tenet Healthcare Corp. (c)......................................      5.13%        11/01/27          2,979,875
                                                                                                                 ---------------
                                                                                                                      29,916,995
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 0.1%
       1,023,000  MEDNAX, Inc. (c)................................................      5.25%        12/01/23            972,055
                                                                                                                 ---------------
                  INSURANCE BROKERS -- 0.1%
         893,000  HUB International Ltd. (c)......................................      7.00%        05/01/26            886,526
                                                                                                                 ---------------
                  MANAGED HEALTH CARE -- 0.4%
       5,740,000  MPH Acquisition Holdings LLC (c)................................      7.13%        06/01/24          5,151,478
         976,000  Polaris Intermediate Corp. (c) (d)..............................      8.50%        12/01/22            823,500
                                                                                                                 ---------------
                                                                                                                       5,974,978
                                                                                                                 ---------------
                  METAL & GLASS CONTAINERS -- 0.2%
       2,000,000  Berry Global, Inc...............................................      5.50%        05/15/22          2,012,980
                                                                                                                 ---------------
                  PAPER PACKAGING -- 0.1%
       1,000,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC /
                     Reynolds Group Issuer Lu (c).................................      7.00%        07/15/24          1,008,400
                                                                                                                 ---------------
                  REAL ESTATE SERVICES -- 0.0%
         250,000  KB Home.........................................................      7.00%        12/15/21            260,562
                                                                                                                 ---------------
                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 0.4%
       4,616,000  Dell International LLC / EMC Corp. (c)..........................      5.88%        06/15/21          4,630,540
       1,000,000  Dell International LLC / EMC Corp. (c)..........................      5.85%        07/15/25          1,090,147
                                                                                                                 ---------------
                                                                                                                       5,720,687
                                                                                                                 ---------------
                  TRADING COMPANIES & DISTRIBUTORS -- 0.2%
       2,250,000  Ashtead Capital, Inc. (c).......................................      5.25%        08/01/26          2,261,250
         250,000  United Rentals North America, Inc...............................      5.88%        09/15/26            258,450
                                                                                                                 ---------------
                                                                                                                       2,519,700
                                                                                                                 ---------------
                  WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
       2,000,000  T-Mobile USA, Inc...............................................      6.00%        03/01/23          2,029,700
       2,000,000  T-Mobile USA, Inc. (c)..........................................      3.50%        04/15/25          2,124,840
                                                                                                                 ---------------
                                                                                                                       4,154,540
                                                                                                                 ---------------
                  TOTAL CORPORATE BONDS AND NOTES..............................................................      106,563,010
                  (Cost $112,257,339)                                                                            ---------------


Page 14                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
FOREIGN CORPORATE BONDS AND NOTES -- 0.1%

                  PHARMACEUTICALS -- 0.1%
$        611,000  Bausch Health Cos., Inc. (c)....................................      5.88%        05/15/23    $       607,365
         250,000  Mallinckrodt International Finance SA / Mallinckrodt CB
                     LLC (c)......................................................      5.63%        10/15/23             73,587
                                                                                                                 ---------------
                                                                                                                         680,952
                                                                                                                 ---------------
                  REAL ESTATE SERVICES -- 0.0%
         250,000  Taylor Morrison Communities, Inc. / Taylor Morrison
                     Holdings II, Inc. (c)........................................      5.88%        04/15/23            244,325
                                                                                                                 ---------------
                  TOTAL FOREIGN CORPORATE BONDS AND NOTES......................................................          925,277
                  (Cost $1,107,331)                                                                              ---------------



     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
RIGHTS -- 0.0%
                  ELECTRIC UTILITIES -- 0.0%
           4,887  Vista Energy Corp. (e) (f)...................................................................            5,254
                                                                                                                 ---------------
                  LIFE SCIENCES TOOLS & SERVICES -- 0.0%
               1  New Millennium Holdco, Inc., Corporate Claim Trust (e) (f) (g) (h)...........................                0
               1  New Millennium Holdco, Inc., Corporate Claim Trust (e) (f) (g) (h)...........................                0
                                                                                                                 ---------------
                                                                                                                               0
                                                                                                                 ---------------
                  TOTAL RIGHTS.................................................................................            5,254
                  (Cost $8,491)                                                                                  ---------------

MONEY MARKET FUNDS -- 7.2%

      98,523,522  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio -
                     Institutional Class - 0.07% (i)...........................................................       98,523,522
                  (Cost $98,523,522)                                                                             ---------------

                  TOTAL INVESTMENTS -- 97.9%...................................................................    1,338,272,879
                  (Cost $1,449,760,212) (j)
                  NET OTHER ASSETS AND LIABILITIES -- 2.1%.....................................................       28,725,305
                                                                                                                 ---------------
                  NET ASSETS -- 100.0%.........................................................................  $ 1,366,998,184
                                                                                                                 ===============


-----------------------------

(a)   Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.

(b)   Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(c)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the
      "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2020, securities noted as such amounted to $86,131,734 or 6.3% of net assets.

                        See Notes to Financial Statements                Page 15


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)

(d)   Senior Payment-in-kind ("PIK") Toggle Note. The issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in
      PIK interest. Interest paid in cash will accrue at the rate of 8.50% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the six months ended April 30, 2020, this security paid all of its interest in cash.

(e)   Non-income producing security.

(f)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(g)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(h)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At April 30, 2020, securities noted as such are valued at $0 or
      0.0% of net assets.

(i)   Rate shown reflects yield as of April 30, 2020.

(j)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,545,470 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $113,032,803. The net unrealized depreciation was $111,487,333.

LIBOR - London Interbank Offered Rate

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                           LEVEL 2          LEVEL 3
                                                          TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                        4/30/2020          PRICES           INPUTS           INPUTS
                                                      --------------   --------------   --------------   --------------
Senior Floating-Rate Loan Interests*..............    $1,132,255,816   $           --   $1,132,255,816   $           --
Corporate Bonds and Notes*........................       106,563,010               --      106,563,010               --
Foreign Corporate Bonds and Notes*................           925,277               --          925,277               --
Rights
   Electric Utilities.............................             5,254               --            5,254               --
   Life Science Tools & Services..................                --**             --               --               --**
Money Market Funds................................        98,523,522       98,523,522               --               --
                                                      --------------   --------------   --------------   --------------
Total Investments.................................    $1,338,272,879   $   98,523,522   $1,239,749,357   $           --**
                                                      ==============   ==============   ==============   ==============


*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

Level 3 Rights are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments. These values are based on unobservable and non-quantitative inputs.

Page 16                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2020 (UNAUDITED)


ASSETS:
Investments, at value.....................................................   $1,338,272,879
Cash......................................................................          232,223
Receivables:
   Investment securities sold.............................................       95,605,949
   Interest...............................................................        3,149,922
   Dividends..............................................................           12,502
                                                                             --------------
   Total Assets...........................................................    1,437,273,475
                                                                             --------------
LIABILITIES:
Payables:
   Investment securities purchased........................................       69,296,485
   Investment advisory fees...............................................          978,806
                                                                             --------------
   Total Liabilities......................................................       70,275,291
                                                                             --------------
NET ASSETS................................................................   $1,366,998,184
                                                                             ==============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................   $1,546,563,265
Par value.................................................................          309,500
Accumulated distributable earnings (loss).................................     (179,874,581)
                                                                             --------------
NET ASSETS................................................................   $1,366,998,184
                                                                             ==============
NET ASSET VALUE, per share................................................   $        44.17
                                                                             ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share).................................       30,950,002
                                                                             ==============
Investments, at cost......................................................   $1,449,760,212
                                                                             ==============


                        See Notes to Financial Statements                Page 17


FIRST TRUST SENIOR LOAN FUND (FTSL)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED)


INVESTMENT INCOME:
Interest..................................................................   $   37,071,124
Dividends - Unaffiliated..................................................          517,018
Dividends - Affiliated....................................................          215,267
                                                                             --------------
   Total investment income................................................       37,803,409
                                                                             --------------
EXPENSES:
Investment advisory fees..................................................        6,806,151
                                                                             --------------
   Total expenses.........................................................        6,806,151
                                                                             --------------
NET INVESTMENT INCOME (LOSS)..............................................       30,997,258
                                                                             --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Unaffiliated.............................................      (39,641,506)
   Investments - Affiliated...............................................           78,316
                                                                             --------------
Net realized gain (loss)..................................................      (39,563,190)
                                                                             --------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Unaffiliated.............................................      (82,712,629)
   Investments - Affiliated...............................................          (64,020)
                                                                             --------------
Net change in unrealized appreciation (depreciation)......................      (82,776,649)
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................     (122,339,839)
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................   $  (91,342,581)
                                                                             ==============


Page 18                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SIX MONTHS
                                                                                 ENDED
                                                                               4/30/2020           YEAR ENDED
                                                                              (UNAUDITED)          10/31/2019
                                                                             --------------      --------------
OPERATIONS:
Net investment income (loss)..............................................   $   30,997,258      $   74,073,286
Net realized gain (loss)..................................................      (39,563,190)        (11,874,050)
Net change in unrealized appreciation (depreciation)......................      (82,776,649)        (16,779,812)
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting from operations...........      (91,342,581)         45,419,424
                                                                             --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................................      (32,051,802)        (74,733,494)
Return of capital.........................................................               --            (385,786)
                                                                             --------------      --------------
Total distributions to shareholders.......................................      (32,051,802)        (75,119,280)
                                                                             --------------      --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................      193,881,428         157,940,483
Cost of shares redeemed...................................................     (306,636,794)       (408,996,170)
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................................     (112,755,366)       (251,055,687)
                                                                             --------------      --------------
Total increase (decrease) in net assets...................................     (236,149,749)       (280,755,543)

NET ASSETS:
Beginning of period.......................................................    1,603,147,933       1,883,903,476
                                                                             --------------      --------------
End of period.............................................................   $1,366,998,184      $1,603,147,933
                                                                             ==============      ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................       34,000,002          39,450,002
Shares sold...............................................................        4,100,000           3,300,000
Shares redeemed...........................................................       (7,150,000)         (8,750,000)
                                                                             --------------      --------------
Shares outstanding, end of period.........................................       30,950,002          34,000,002
                                                                             ==============      ==============


                        See Notes to Financial Statements                Page 19


FIRST TRUST SENIOR LOAN FUND (FTSL)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                            SIX MONTHS
                                              ENDED                                YEAR ENDED OCTOBER 31,
                                            4/30/2020     ------------------------------------------------------------------------
                                           (UNAUDITED)        2019           2018           2017           2016           2015
                                           ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period......  $    47.15     $    47.75     $    48.26     $    48.32     $    48.07     $    49.09
                                            ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..............        0.90           2.13           1.87           1.68           1.80           1.90
Net realized and unrealized gain (loss)...       (2.95)         (0.57)         (0.43)         (0.04)          0.27          (1.03)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations..........       (2.05)          1.56           1.44           1.64           2.07           0.87
                                            ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.....................       (0.93)         (2.15)         (1.92)         (1.70)         (1.82)         (1.89)
Return of capital.........................          --          (0.01)         (0.03)            --             --             --
                                            ----------     ----------     ----------     ----------     ----------     ----------
Total distributions.......................       (0.93)         (2.16)         (1.95)         (1.70)         (1.82)         (1.89)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period............  $    44.17     $    47.15     $    47.75     $    48.26     $    48.32     $    48.07
                                            ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)..........................       (4.42)%         3.37%          3.03%          3.43%          4.43%          1.75%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......  $1,366,998     $1,603,148     $1,883,903     $1,341,599     $  594,277     $  362,899
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets (b).........................        0.85% (c)      0.85%          0.85%          0.85%          0.85%          0.85%
Ratio of net investment income (loss) to
   average net assets.....................        3.87% (c)      4.50%          3.94%          3.53%          3.84%          3.97%
Portfolio turnover rate (d)...............          49%            44%            88%           110%            67%            71%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 20                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2020 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds that are offering shares. This report covers the First Trust Senior Loan Fund (the "Fund"), which trades under the ticker "FTSL" on The Nasdaq Stock Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The Fund's primary investment objective is to provide high current income. The
Fund's secondary investment objective is the preservation of capital. Under normal market conditions, the Fund seeks to outperform each of the S&P/LSTA U.S.
Leveraged Loan 100 Index and the Markit iBoxx USD Liquid Leveraged Loan Index by
investing at least 80% of its net assets (including investment borrowings) in first lien senior floating rate bank loans ("Senior Loans")(1). The S&P/LSTA
U.S. Leveraged Loan 100 Index (the "Primary Index") is a market value-weighted index designed to measure the performance of the largest segment of the U.S.
syndicated leveraged loan market. The Primary Index consists of 100 loan facilities drawn from a larger benchmark, the S&P/LSTA Leveraged Loan Index. The
Markit iBoxx USD Liquid Leveraged Loan Index (the "Secondary Index") selects the
100 most liquid Senior Loans in the market. The Fund does not seek to track either the Primary or Secondary Index, but rather seeks to outperform each of the indices. It is anticipated that the Fund, in accordance with its principal investment strategy, will invest approximately 50% to 75% of its net assets in
Senior Loans that are eligible for inclusion in and meet the liquidity thresholds of the Primary and/or the Secondary Indices at the time of investment.

A Senior Loan is an advance or commitment of funds made by one or more banks or similar financial institutions to one or more corporations, partnerships or other business entities and typically pays interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate, most commonly the London Interbank Offered Rate. The Fund invests primarily in Senior Loans that are below investment grade quality at the time of investment. The Fund invests in Senior Loans made predominantly to businesses operating in North America, but may also invest in Senior Loans made to businesses operating outside of North America.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB")
Accounting Standards Codification Topic 946, "Financial Services-Investment
Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S.
GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's

-----------------------------
(1)   The terms "security" and "securities" used throughout the Notes to
      Financial Statements include Senior Loans.

                                                                         Page 21


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2020 (UNAUDITED)

investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior
      Loans.

      Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's
      Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2020 (UNAUDITED)

source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the borrower/issuer;

            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the borrower/issuer;

            5)    the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

            6)    the information as to any transactions in or offers for the security;

            7)    the price and extent of public trading in similar securities
                  (or equity securities) of the borrower/issuer, or comparable companies;

            8)    the coupon payments;

            9)    the quality, value and salability of collateral, if any,
                  securing the security;

           10)    the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or
                  affiliate and an assessment of the borrower's/issuer's
                  management;

           11)    the prospects for the borrower's/issuer's industry, and
                  multiples (of earnings and/or cash flows) being paid for
                  similar businesses in that industry;

           12)    borrower's/issuer's competitive position within the industry;

           13)    borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

           14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2020, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method over the expected life of each respective borrowing for loans and bonds.

In July 2017, the Financial Conduct Authority ("FCA") announced that it will no longer persuade or compel banks to submit rates for the calculations of the
London Interbank Offered Rates ("LIBOR") after 2021. Further, the FCA has subsequently stated, as recently as March 2020, that the central assumption continues to be that firms should not rely on LIBOR being published after the end of 2021.

                                                                         Page 23

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2020 (UNAUDITED)

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans.
Interest income on such Senior Loans is not accrued until settlement date. The
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments as of
April 30, 2020.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded loan commitments as of April 30,
2020.

D. AFFILIATED TRANSACTIONS

The Fund invests in securities of affiliated funds. Dividend income and realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts related to these investments at April 30, 2020, and for the six months then ended are as follows:


                                                                              CHANGES IN
                                                                              UNREALIZED     REALIZED
                        SHARES AT    VALUE AT                                APPRECIATION      GAIN       VALUE AT     DIVIDEND
    SECURITY NAME       4/30/2020   10/31/2019    PURCHASES      SALES      (DEPRECIATION)    (LOSS)      4/30/2020     INCOME
---------------------------------------------------------------------------------------------------------------------------------
First Trust Enhanced
   Short Maturity ETF           --  $32,058,015  $        --  $(32,072,311) $      (64,020) $    78,316  $        --  $   215,267
                                    =============================================================================================


E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31,
2019 was as follows:

Distributions paid from:
Ordinary income.................................  $   74,733,494
Capital gains...................................              --
Return of capital...............................         385,786


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2020 (UNAUDITED)

As of October 31, 2019, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................  $           --
Accumulated capital and other gain (loss).......     (26,461,099)
Net unrealized appreciation (depreciation)......     (30,019,099)

F. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2016,
2017, 2018, and 2019 remain open to federal and state audit. As of April 30,
2020, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. As of October 31, 2019, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $26,461,099.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2019, the Fund had no net late year ordinary or capital losses.

G. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

H. NEW ACCOUNTING PRONOUNCEMENT

On March 30, 2017, the FASB issued Accounting Standards Update ("ASU") 2017-08
"Premium Amortization on Purchased Callable Debt Securities," which amends the amortization period for certain purchased callable debt securities held at a premium by shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security's maturity date. ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. ASU 2017-08 was adopted for these financial statements and did not have a material impact.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other

                                                                         Page 25

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2020 (UNAUDITED)

expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.85% of its average daily net assets. In addition, the
Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund's total annual operating expenses.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and the Valuation Committee are
paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2020, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $755,315,275 and $983,059,202, respectively.

For the six months ended April 30, 2020, there were no in-kind transactions.

                                 5. BORROWINGS

The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund
III and First Trust Series Fund have a $410 million Credit Agreement with The
Bank of Nova Scotia ("Scotia") as administrative agent for a group of lenders.
Prior to November 25, 2019, the commitment amount was $385 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2020.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker dealers or large institutional investors that have entered into a participation agreement (an
"Authorized Participant"). Due to the nature of the Fund's investments, the
Fund's Creation Units are generally issued and redeemed for cash, although
Creation Units may be issued in-kind for securities in which the Fund invests in limited circumstances. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation
Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may increase or decrease with changes in the Fund's portfolio. The price for each Creation Unit will equal the daily
NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When Creation Units are issued for cash, the Authorized Participant may also be assessed an amount to cover the cost of purchasing portfolio securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The
Redemption Transaction Fee may increase or decrease with changes in the Fund's portfolio. When shares are redeemed for cash, the Authorized Participant may


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2020 (UNAUDITED)

also be assessed an amount to cover other costs, including operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to portfolio securities sold in connection with the redemption.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2021.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events, requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 27


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2020 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2020 (UNAUDITED)

rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's
Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

                                                                         Page 29

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2020 (UNAUDITED)

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

              NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

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

FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Tactical High
Yield ETF (HYLS)

Semi-Annual Report
For the Six Months Ended
April 30, 2020


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2020

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Tactical High Yield ETF; hereinafter referred to as the
"Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2020

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Tactical High Yield ETF (the "Fund"), which contains detailed information about the Fund for the six months ended April 30, 2020.

Just one month ago, I noted in a letter to shareholders that a handful of states were set to open some "nonessential" businesses by early May. As of May 20,
2020, I am pleased to report that all 50 states and U.S. territories have eased some restrictions on businesses and social activity. Keep in mind, however, that the plan does entail governors phasing in the opening of businesses in the coming weeks or potentially months, so I see this news as essentially marking the beginning of the rebuilding process for the U.S. economy. We all need to be aware as well of the possibility of an uptick or even surge in the coronavirus
("COVID-19") infections as more people venture out of their homes. Prior to the last couple of weeks or so, the stay-at-home mandate severely restricted the movements of close to 315 million Americans, according to The Washington Post.
To put this further into perspective, because so many stores have been closed and so many people have been hunkering down at home, retail-store traffic in the
U.S. plunged 91.2% year-over-year for the week ended May 16, 2020, according to
Bloomberg. Truly amazing!

In this COVID-19 pandemic, there appears to be a notable disconnect between the state of the U.S. economy, which is expected to go from bad to downright terrible between the first quarter and second quarter of the year, and the performance of the stock market, which has been much better than expected. While the data and commentary in this report are technically supposed to run through
April 30, 2020, I feel compelled to offer insight that is as up to date as possible. The 2020 peak in the stock market, as measured by the S&P 500(R) Index
(the "Index"), occurred on February 19. That day also marked the all-time high for the Index. From February 19, 2020, through March 23, 2020, the Index declined by 33.92% on a price-only basis (no dividends included), according to
Bloomberg. We should note that the Index slid into bear market territory on
March 12, 2020. A bear market is defined by a 20% or greater decline in price from its most recent peak. That took just 16 trading days, the quickest plunge into a bear market ever. From March 23, 2020 through May 20, 2020, the Index staged an impressive rebound, posting a price-only gain of 32.82%, according to
Bloomberg. As of May 20, 2020, the Index stood just 12.24% below its all-time high set on February 19, 2020. But the game, as they say, is not over. Even though stocks have rebounded significantly from their March lows, 68% of the money managers that participated in the most recent Bank of America global fund manager survey believe that stocks are still in a bear market, according to
MarketWatch. What are they likely concerned about? In addition to a dismal economic outlook for the near-term, research from Bespoke Investment Group, an independent research firm, indicates that there have been 25 bear markets since
1928 and 60% of the time the Index declined a second time during the bear market and went on to establish a new low for the period.

With respect to the state of the economy, the Congressional Budget Office announced on May 19, 2020, that it sees real U.S. gross domestic product ("GDP")
declining by an annualized 38% in the second quarter of 2020, reportedly in line with Wall Street economists, according to CNBC. Some estimates are more dire.
The GDP estimate from the Atlanta Federal Reserve calls for a 42% plunge. These numbers are so large in scope they are mind-boggling. The Bureau of Economic
Analysis is scheduled to release its GDP report on July 30, 2020. Until then, we may continue to have a disconnect between the economy and the markets. Let us hope it is as positive as the one we are currently enjoying.

The U.S. government shut down huge chunks of our economy in order to protect lives and prevent our health care system from being overwhelmed by COVID-19 patients. Our economic woes, in other words, are man-made. The remedies to this pandemic will also likely be man-made. They could come in the form of therapeutics and/or a vaccine. Perhaps more than one vaccine. At this stage of the pandemic fight, we have one message for investors: Stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

The primary investment objective of the First Trust Tactical High Yield ETF (the
"Fund") is to provide current income. The Fund's secondary investment objective is to provide capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in high yield debt securities that are rated below investment grade at the time of purchase or unrated securities deemed by the Fund's advisor to be of comparable quality. Below investment grade securities are those that, at the time of purchase, are rated lower than "BBB-" by Standard & Poor's Ratings Group, a division of the McGraw Hill Companies, Inc., or lower than "Baa3" by Moody's
Investors Service, Inc., or comparably rated by another nationally recognized statistical rating organization. High yield debt securities that are rated below investment grade are commonly referred to as "junk" debt. Such securities may include U.S. and non-U.S. corporate debt obligations, bank loans and convertible bonds. For purposes of determining whether a security is below investment grade, the lowest available rating will be considered. The Fund may invest up to 10% of its net assets (including investment borrowings) in non-U.S. securities denominated in non-U.S. currencies. The Fund may invest in non-income producing securities including Distressed Securities (defined below) and common stocks.
Companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings are referred to herein as "Distressed Securities." The Fund invests no more than
15% of its net assets in Distressed Securities, as determined at the time of the investment. The Fund may also invest in investment grade corporate debt obligations and government securities to manage overall credit and duration risk. The Fund does not have any portfolio maturity limitation and may invest its assets in securities with short-term, medium-term or long-term maturities.
The Fund may, under normal market conditions, invest up to 40% of its net assets
(including investment borrowings) in bank loans; however the Fund invests no more than 15% of its net assets (including investment borrowings) in junior loans, and all other bank loans in which the Fund invests are first lien senior secured floating rate bank loans. The Fund may, under normal market conditions, invest up to 30% of its net assets (including investment borrowings) in U.S.
exchange-traded options on futures contracts and U.S. exchange-traded futures contracts. There can be no assurance that the Fund's investment objectives will be achieved. The Fund may not be appropriate for all investors.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  AVERAGE ANNUAL               CUMULATIVE
                                                                                  TOTAL RETURNS              TOTAL RETURNS
                                                     6 Months     1 Year      5 Years     Inception      5 Years     Inception
                                                      Ended        Ended       Ended      (2/25/13)       Ended      (2/25/13)
                                                     4/30/20      4/30/20     4/30/20     to 4/30/20     4/30/20     to 4/30/20
FUND PERFORMANCE
NAV                                                   -4.91%      -2.68%       2.93%        4.04%        15.56%        32.84%
Market Price                                          -4.12%      -1.91%       3.08%        4.15%        16.39%        33.91%

INDEX PERFORMANCE
ICE BofA US High Yield
   Constrained Index                                  -7.69%      -5.27%       3.20%        3.89%        17.03%        31.53%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of the shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

-----------------------------------------------------------
                                     % OF TOTAL LONG-TERM
INDUSTRY CLASSIFICATION                 INVESTMENTS(1)
-----------------------------------------------------------
Media                                        17.1%
Health Care Providers & Services             16.3
Pharmaceuticals                               9.9
Software                                      9.0
Insurance                                     8.5
Hotels, Restaurants & Leisure                 4.8
Diversified Telecommunication
   Services                                   3.3
Real Estate Management &
   Development                                2.7
Containers & Packaging                        2.7
Technology Hardware, Storage &
   Peripherals                                2.5
Entertainment                                 2.3
Diversified Financial Services                2.2
Food Products                                 1.8
Building Products                             1.6
Diversified Consumer Services                 1.6
Professional Services                         1.4
Health Care Technology                        1.3
Capital Markets                               1.2
Food & Staples Retailing                      1.1
Auto Components                               1.0
Trading Companies & Distributors              0.9
Specialty Retail                              0.9
Oil, Gas & Consumable Fuels                   0.8
Automobiles                                   0.7
Commercial Services & Supplies                0.6
Independent Power and Renewable
   Electricity Producers                      0.5
Wireless Telecommunication Services           0.4
Aerospace & Defense                           0.4
Consumer Finance                              0.4
Electric Utilities                            0.4
Life Sciences Tools & Services                0.3
IT Services                                   0.3
Electronic Equipment, Instruments
   & Components                               0.3
Household Durables                            0.2
Industrial Conglomerates                      0.2
Metals & Mining                               0.2
Semiconductors & Semiconductor
   Equipment                                  0.1
Road & Rail                                   0.1
Health Care Equipment & Supplies              0.0*
Personal Products                             0.0*
Chemicals                                     0.0*
                                           --------
     Total                                  100.0%
                                           ========
*  Amount is less than 0.1%.

-----------------------------------------------------------
                                     % OF TOTAL LONG-TERM
ASSET CLASSIFICATION                    INVESTMENTS(1)
-----------------------------------------------------------
Corporate Bonds                              64.9%
Senior Floating-Rate Loan Interests          26.5
Foreign Corporate Bonds                       8.6
Rights                                        0.0*
                                           --------
     Total                                  100.0%
                                           ========

-----------------------------------------------------------
                                    % OF SENIOR LOANS AND
CREDIT QUALITY (S&P RATINGS)(2)    OTHER DEBT SECURITIES(1)
-----------------------------------------------------------
BBB-                                          2.6%
BB+                                           3.4
BB                                           12.0
BB-                                          12.8
B+                                           14.7
B                                            29.3
B-                                           14.9
CCC+                                          8.9
CCC                                           0.8
CCC-                                          0.3
CC                                            0.3
D                                             0.0*
                                           --------
     Total                                  100.0%
                                           ========

-----------------------------------------------------------
                                     % OF TOTAL LONG-TERM
TOP 10 ISSUERS                          INVESTMENTS(1)
-----------------------------------------------------------
Bausch Health Cos., Inc. (Valeant)            3.9%
Tenet Healthcare Corp.                        3.5
Cablevision (aka CSC Holdings, LLC)           3.2
HUB International Ltd.                        3.1
AmWINS Group, Inc.                            2.7
Diamond 1/2 Finance Corp. (Dell)              2.5
Gray Television, Inc.                         2.4
Alliant Holdings I, LLC                       2.3
Refinitiv US Holdings Inc.                    2.2
Nexstar Broadcasting Inc.                     2.0
                                           --------
     Total                                   27.8%
                                           ========

(1)   Percentages are based on the long positions only. Money market funds and short positions are excluded.

(2)   The ratings are by Standard & Poor's Rating Group, a division of the
      McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest).
      Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   FEBRUARY 25, 2013 - APRIL 30, 2020

            First Trust Tactical        ICE BofA US High
               High Yield ETF        Yield Constrained Index
2/25/13           $10,000                    $10,000
4/30/13            10,403                     10,308
10/31/13           10,676                     10,458
4/30/14            11,167                     10,956
10/31/14           11,285                     11,070
4/30/15            11,493                     11,238
10/31/15           11,376                     10,845
4/30/16            11,519                     11,089
10/31/16           11,933                     11,950
4/30/17            12,431                     12,602
10/31/17           12,744                     13,042
4/30/18            12,748                     13,012
10/31/18           12,948                     13,155
4/30/19            13,650                     13,885
10/31/19           13,970                     14,250
4/30/20            13,284                     13,153


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 1, 2014 through
April 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                          NUMBER OF DAYS BID/ASK MIDPOINT               NUMBER OF DAYS BID/ASK MIDPOINT
                                    AT/ABOVE NAV                                   BELOW NAV
                      ----------------------------------------      ----------------------------------------
                      0.00%-     0.50%-     1.00%-                  0.00%-     0.50%-     1.00%-
FOR THE PERIOD        0.49%      0.99%      1.99%      >=2.00%      0.49%      0.99%      1.99%      >=2.00%
11/1/14 - 10/31/15     177          8          2          0           60          4          0          0
11/1/15 - 10/31/16     201          7          0          0           42          2          0          0
11/1/16 - 10/31/17     197          1          0          0           53          1          0          0
11/1/17 - 10/31/18     133          1          0          0          118          0          0          0
11/1/18 - 10/31/19     165          1          0          0           81          4          0          0
11/1/19 - 4/30/20       77          9          5          1           16          8          5          3



--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2020 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") Leveraged Finance Team is comprised of
15 experienced investment professionals specializing in below investment grade securities. The team is comprised of portfolio management, research, trading and operations personnel. As of April 30, 2020, the First Trust Leveraged Finance
Team managed or supervised approximately $3.77 billion in senior secured bank loans and high-yield bonds. These assets are spread across various strategies, including two closed-end funds, an open-end fund, three exchange-traded funds, and a series of unit investment trusts on behalf of retail and institutional clients.

                           PORTFOLIO MANAGEMENT TEAM

WILLIAM HOUSEY, CFA - MANAGING DIRECTOR OF FIXED INCOME AND SENIOR PORTFOLIO
   MANAGER
JEFFREY SCOTT, CFA - SENIOR VICE PRESIDENT, DEPUTY CREDIT OFFICER AND PORTFOLIO
   MANAGER
ORLANDO PURPURA, CFA, CMT - SENIOR VICE PRESIDENT, CHIEF CREDIT OFFICER AND
   PORTFOLIO MANAGER

                                                                          Page 5


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2020 (UNAUDITED)

As a shareholder of First Trust Tactical High Yield ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other
Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------------------
                                                                                        ANNUALIZED
                                                                                       EXPENSE RATIO
                                                    BEGINNING            ENDING        BASED ON THE        EXPENSES PAID
                                                  ACCOUNT VALUE      ACCOUNT VALUE       SIX-MONTH           DURING THE
                                                 NOVEMBER 1, 2019    APRIL 30, 2020       PERIOD        SIX-MONTH PERIOD (a)
----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
Actual                                              $1,000.00          $  950.90           1.00%               $4.85
Hypothetical (5% return before expenses)            $1,000.00          $1,019.89           1.00%               $5.02


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2019 through April 30, 2020), multiplied by 182/366 (to reflect the six-month period).


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS -- 68.2%

                  AEROSPACE & DEFENSE -- 0.4%
$      1,120,000  Science Applications International Corp. (a)....................      4.88%        04/01/28    $     1,102,091
       2,000,000  Spirit AeroSystems, Inc. (a)....................................      7.50%        04/15/25          1,980,000
       1,500,000  TransDigm, Inc. (a).............................................      8.00%        12/15/25          1,567,500
       1,000,000  TransDigm, Inc. (a).............................................      6.25%        03/15/26            983,450
                                                                                                                 ---------------
                                                                                                                       5,633,041
                                                                                                                 ---------------
                  ALTERNATIVE CARRIERS -- 0.9%
         420,000  Level 3 Financing, Inc..........................................      5.38%        08/15/22            421,134
       2,070,000  Level 3 Financing, Inc..........................................      5.63%        02/01/23          2,086,084
       1,000,000  Level 3 Financing, Inc..........................................      5.13%        05/01/23          1,000,200
       5,000,000  Level 3 Financing, Inc..........................................      5.38%        01/15/24          5,074,000
         777,000  Level 3 Financing, Inc..........................................      5.38%        05/01/25            786,557
         500,000  Level 3 Financing, Inc. (a).....................................      3.40%        03/01/27            502,550
       3,000,000  Level 3 Financing, Inc. (a).....................................      4.63%        09/15/27          2,986,200
                                                                                                                 ---------------
                                                                                                                      12,856,725
                                                                                                                 ---------------
                  APPAREL RETAIL -- 0.3%
       3,040,000  Burlington Coat Factory Warehouse Corp. (a).....................      6.25%        04/15/25          3,100,800
         250,000  Hanesbrands, Inc. (a)...........................................      5.38%        05/15/25            250,000
       1,000,000  Nordstrom, Inc. (a).............................................      8.75%        05/15/25          1,070,023
         200,000  QVC, Inc........................................................      4.75%        02/15/27            180,980
                                                                                                                 ---------------
                                                                                                                       4,601,803
                                                                                                                 ---------------
                  APPLICATION SOFTWARE -- 1.7%
       3,000,000  Expedia Group, Inc. (a).........................................      6.25%        05/01/25          3,065,625
       1,250,000  Expedia Group, Inc. (a).........................................      7.00%        05/01/25          1,275,093
       4,500,000  Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a)...........      5.25%        12/01/27          4,644,675
      15,320,000  Infor US, Inc. (b)..............................................      6.50%        05/15/22         15,401,962
                                                                                                                 ---------------
                                                                                                                      24,387,355
                                                                                                                 ---------------
                  AUTO PARTS & EQUIPMENT -- 0.4%
       5,492,000  American Axle & Manufacturing, Inc. (b).........................      6.63%        10/15/22          4,624,539
       1,000,000  Gates Global LLC / Gates Corp. (a)..............................      6.25%        01/15/26            914,710
                                                                                                                 ---------------
                                                                                                                       5,539,249
                                                                                                                 ---------------
                  AUTOMOBILE MANUFACTURERS -- 0.7%
       3,000,000  Ford Motor Co...................................................      8.50%        04/21/23          2,970,000
       3,000,000  Ford Motor Credit Co. LLC.......................................      2.43%        06/12/20          3,000,000
       4,565,000  Ford Motor Credit Co. LLC.......................................      3.16%        08/04/20          4,553,587
                                                                                                                 ---------------
                                                                                                                      10,523,587
                                                                                                                 ---------------
                  AUTOMOTIVE RETAIL -- 0.6%
       4,701,000  IAA, Inc. (a)...................................................      5.50%        06/15/27          4,712,518
       3,819,000  KAR Auction Services, Inc. (a)..................................      5.13%        06/01/25          3,272,501
                                                                                                                 ---------------
                                                                                                                       7,985,019
                                                                                                                 ---------------
                  BROADCASTING -- 11.1%
      10,500,000  Cumulus Media New Holdings, Inc. (a)............................      6.75%        07/01/26          8,601,600
       5,169,000  Diamond Sports Group LLC / Diamond Sports Finance Co. (a).......      5.38%        08/15/26          3,952,734
       7,879,000  Diamond Sports Group LLC / Diamond Sports Finance Co. (a).......      6.63%        08/15/27          4,350,390
      10,289,000  EW Scripps (The) Co. (a) (b)....................................      5.13%        05/15/25          8,795,037
      26,086,000  Gray Television, Inc. (a) (b)...................................      5.88%        07/15/26         25,163,860
      10,199,000  Gray Television, Inc. (a).......................................      7.00%        05/15/27         10,297,420
       9,475,000  iHeartCommunications, Inc. (a)..................................      5.25%        08/15/27          8,642,621
       1,000,000  iHeartCommunications, Inc. (a)..................................      4.75%        01/15/28            879,650


                        See Notes to Financial Statements                 Page 7


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  BROADCASTING (CONTINUED)
$     19,781,000  Nexstar Broadcasting, Inc. (a) (b)..............................      5.63%        08/01/24    $    19,438,789
      11,032,000  Nexstar Broadcasting, Inc. (a) (b)..............................      5.63%        07/15/27         10,586,859
      12,355,000  Scripps Escrow, Inc. (a) (b)....................................      5.88%        07/15/27         10,497,426
      19,421,000  Sinclair Television Group, Inc. (a) (b).........................      5.63%        08/01/24         17,817,214
      10,599,000  Sinclair Television Group, Inc. (a) (b).........................      5.88%        03/15/26          9,243,388
       2,394,000  Sinclair Television Group, Inc. (a).............................      5.13%        02/15/27          2,033,942
       3,000,000  Sirius XM Radio, Inc. (a).......................................      4.63%        07/15/24          3,074,400
       8,700,000  TEGNA, Inc. (a).................................................      4.63%        03/15/28          7,838,265
       4,500,000  TEGNA, Inc. (a).................................................      5.00%        09/15/29          4,009,365
                                                                                                                 ---------------
                                                                                                                     155,222,960
                                                                                                                 ---------------
                  BUILDING PRODUCTS -- 0.6%
       1,000,000  American Builders & Contractors Supply Co., Inc. (a)............      4.00%        01/15/28            953,470
       2,388,000  CEMEX Finance LLC (a)...........................................      6.00%        04/01/24          2,225,138
       1,100,000  Standard Industries, Inc. (a)...................................      5.50%        02/15/23          1,106,875
         417,000  Standard Industries, Inc. (a)...................................      5.38%        11/15/24            420,649
       2,295,000  Standard Industries, Inc. (a)...................................      6.00%        10/15/25          2,378,194
         892,000  Standard Industries, Inc. (a)...................................      5.00%        02/15/27            899,403
                                                                                                                 ---------------
                                                                                                                       7,983,729
                                                                                                                 ---------------
                  CABLE & SATELLITE -- 4.8%
       3,560,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      5.88%        04/01/24          3,676,412
       7,076,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a) (b)...........      5.75%        02/15/26          7,409,633
       2,000,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      5.50%        05/01/26          2,091,820
       2,828,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      5.13%        05/01/27          2,949,604
       2,000,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      5.00%        02/01/28          2,062,675
         500,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      5.38%        06/01/29            529,830
       2,000,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      4.75%        03/01/30          2,043,700
      15,902,000  CSC Holdings LLC (a) (b)........................................      7.75%        07/15/25         16,682,470
       9,183,000  CSC Holdings LLC (a) (b)........................................      5.50%        05/15/26          9,579,706
         819,000  CSC Holdings LLC (a)............................................      5.50%        04/15/27            855,312
       1,800,000  CSC Holdings LLC (a)............................................      5.38%        02/01/28          1,859,940
       3,800,000  CSC Holdings LLC (a)............................................      7.50%        04/01/28          4,198,003
      13,200,000  CSC Holdings LLC (a) (b)........................................      5.75%        01/15/30         13,765,455
                                                                                                                 ---------------
                                                                                                                      67,704,560
                                                                                                                 ---------------
                  CASINOS & GAMING -- 2.2%
         500,000  Boyd Gaming Corp. (a)...........................................      4.75%        12/01/27            433,050
       3,863,000  Eldorado Resorts, Inc...........................................      6.00%        04/01/25          3,728,568
         426,000  Eldorado Resorts, Inc...........................................      6.00%        09/15/26            430,004
       4,430,000  Golden Nugget, Inc. (a).........................................      6.75%        10/15/24          3,483,088
       3,000,000  Golden Nugget, Inc. (a).........................................      8.75%        10/01/25          1,728,750
       8,600,000  MGM Resorts International (b)...................................      7.75%        03/15/22          8,786,104
       5,100,000  MGM Resorts International (b)...................................      6.00%        03/15/23          4,986,270
       1,000,000  MGM Resorts International.......................................      6.75%        05/01/25            985,120
       5,544,000  MGM Resorts International.......................................      5.75%        06/15/25          5,356,945
         653,000  MGM Resorts International.......................................      5.50%        04/15/27            602,980
                                                                                                                 ---------------
                                                                                                                      30,520,879
                                                                                                                 ---------------
                  COAL & CONSUMABLE FUELS -- 0.1%
         483,000  Peabody Energy Corp. (a)........................................      6.00%        03/31/22            360,439
         967,000  Peabody Energy Corp. (a)........................................      6.38%        03/31/25            578,411
                                                                                                                 ---------------
                                                                                                                         938,850
                                                                                                                 ---------------


Page 8                  See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  CONSUMER FINANCE -- 0.4%
$      5,406,000  FirstCash, Inc. (a).............................................      5.38%        06/01/24    $     5,458,979
                                                                                                                 ---------------
                  DIVERSIFIED METALS & MINING -- 0.2%
       2,500,000  Freeport-McMoRan, Inc...........................................      5.00%        09/01/27          2,449,125
                                                                                                                 ---------------
                  DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.1%
       1,000,000  Meritage Homes Corp.............................................      7.00%        04/01/22          1,027,050
                                                                                                                 ---------------
                  ELECTRIC UTILITIES -- 0.4%
       5,000,000  Vistra Operations Co. LLC (a)...................................      5.63%        02/15/27          5,285,750
                                                                                                                 ---------------
                  FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.0%
         250,000  Scotts Miracle-Gro (The) Co.....................................      4.50%        10/15/29            245,325
                                                                                                                 ---------------
                  FINANCIAL EXCHANGES & DATA -- 0.1%
         750,000  MSCI, Inc. (a)..................................................      4.00%        11/15/29            787,680
                                                                                                                 ---------------
                  FOOD DISTRIBUTORS -- 0.2%
       2,000,000  US Foods, Inc. (a)..............................................      5.88%        06/15/24          1,915,040
       1,000,000  US Foods, Inc. (a)..............................................      6.25%        04/15/25          1,023,750
                                                                                                                 ---------------
                                                                                                                       2,938,790
                                                                                                                 ---------------
                  FOOD RETAIL -- 1.0%
       7,000,000  Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /
                     Albertsons LLC...............................................      6.63%        06/15/24          7,280,000
       3,000,000  Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /
                     Albertsons LLC (a)...........................................      4.63%        01/15/27          3,043,950
       3,000,000  Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /
                     Albertsons LLC (a)...........................................      5.88%        02/15/28          3,148,050
                                                                                                                 ---------------
                                                                                                                      13,472,000
                                                                                                                 ---------------
                  HEALTH CARE EQUIPMENT -- 0.0%
         250,000  Hill-Rom Holdings, Inc. (a).....................................      4.38%        09/15/27            254,900
                                                                                                                 ---------------
                  HEALTH CARE FACILITIES -- 6.7%
         728,000  Acadia Healthcare Co., Inc......................................      6.13%        03/15/21            721,193
       3,212,000  Acadia Healthcare Co., Inc......................................      5.63%        02/15/23          3,092,192
       2,318,000  Acadia Healthcare Co., Inc......................................      6.50%        03/01/24          2,242,201
         670,000  Encompass Health Corp...........................................      5.13%        03/15/23            671,541
       8,745,000  Encompass Health Corp. (b)......................................      5.75%        11/01/24          8,834,199
       1,652,000  Encompass Health Corp...........................................      5.75%        09/15/25          1,688,840
         200,000  Encompass Health Corp...........................................      4.50%        02/01/28            200,930
         200,000  Encompass Health Corp...........................................      4.75%        02/01/30            200,956
       2,000,000  HCA, Inc........................................................      5.88%        05/01/23          2,155,400
       6,530,000  HCA, Inc........................................................      5.88%        02/15/26          7,315,559
      13,435,000  Select Medical Corp. (a) (b)....................................      6.25%        08/15/26         13,001,049
      34,514,000  Tenet Healthcare Corp. (b)......................................      8.13%        04/01/22         34,936,797
       1,168,000  Tenet Healthcare Corp. (a)......................................      4.63%        09/01/24          1,150,480
       1,500,000  Tenet Healthcare Corp. (a)......................................      7.50%        04/01/25          1,620,750
       7,492,000  Tenet Healthcare Corp. (a)......................................      4.88%        01/01/26          7,393,480
       6,281,000  Tenet Healthcare Corp. (a)......................................      5.13%        11/01/27          6,222,273
       2,250,000  Universal Health Services, Inc. (a).............................      5.00%        06/01/26          2,288,475
                                                                                                                 ---------------
                                                                                                                      93,736,315
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 3.5%
      11,250,000  DaVita, Inc. (b)................................................      5.13%        07/15/24         11,477,250
       1,976,000  DaVita, Inc.....................................................      5.00%        05/01/25          2,009,345


                        See Notes to Financial Statements                 Page 9


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  HEALTH CARE SERVICES (CONTINUED)
$     16,225,000  MEDNAX, Inc. (a) (b)............................................      5.25%       12/01/23     $    15,416,995
       8,821,000  MEDNAX, Inc. (a)................................................      6.25%       01/15/27           8,042,459
       4,462,000  US Renal Care, Inc. (a).........................................     10.63%       07/15/27           4,449,060
       1,478,000  Verscend Escrow Corp. (a).......................................      9.75%       08/15/26           1,550,126
       6,366,000  Vizient, Inc. (a)...............................................      6.25%       05/15/27           6,733,955
                                                                                                                 ---------------
                                                                                                                      49,679,190
                                                                                                                 ---------------
                  HEALTH CARE TECHNOLOGY -- 1.4%
      19,663,000  Change Healthcare Holdings LLC / Change Healthcare Finance,
                     Inc. (a) (b).................................................      5.75%        03/01/25         19,346,819
                                                                                                                 ---------------
                  HOTELS, RESORTS & CRUISE LINES -- 0.1%
         100,000  Hilton Domestic Operating Co., Inc. (a).........................      5.38%        05/01/25             99,875
         500,000  Hilton Worldwide Finance LLC / Hilton Worldwide Finance
                     Corp.........................................................      4.63%        04/01/25            493,650
       1,100,000  Vail Resorts, Inc. (a)..........................................      6.25%        05/15/25          1,139,875
                                                                                                                 ---------------
                                                                                                                       1,733,400
                                                                                                                 ---------------
                  HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.9%
       1,100,000  Tempo Acquisition LLC / Tempo Acquisition Finance
                     Corp. (a)....................................................      5.75%        06/01/25          1,105,500
      11,478,000  Tempo Acquisition LLC / Tempo Acquisition Finance
                     Corp. (a) (b)................................................      6.75%        06/01/25         11,205,398
                                                                                                                 ---------------
                                                                                                                      12,310,898
                                                                                                                 ---------------
                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.6%
       3,000,000  Calpine Corp....................................................      5.50%        02/01/24          2,992,500
       5,000,000  Calpine Corp. (a)...............................................      5.13%        03/15/28          4,906,250
                                                                                                                 ---------------
                                                                                                                       7,898,750
                                                                                                                 ---------------
                  INDUSTRIAL CONGLOMERATES -- 0.2%
       2,725,000  RBS Global, Inc. / Rexnord LLC (a)..............................      4.88%        12/15/25          2,673,906
                                                                                                                 ---------------
                  INSURANCE BROKERS -- 4.3%
      10,834,000  Alliant Holdings Intermediate LLC / Alliant Holdings
                     Co-Issuer (a)................................................      6.75%        10/15/27         10,858,376
      26,986,000  AmWINS Group, Inc. (a) (b)......................................      7.75%        07/01/26         27,987,181
       2,678,000  AssuredPartners, Inc. (a).......................................      7.00%        08/15/25          2,480,498
      19,376,000  HUB International Ltd. (a) (b)..................................      7.00%        05/01/26         19,235,524
                                                                                                                 ---------------
                                                                                                                      60,561,579
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 1.4%
       5,320,000  CenturyLink, Inc................................................      5.80%        03/15/22          5,471,021
      12,509,000  Zayo Group Holdings, Inc. (a)...................................      6.13%        03/01/28         11,848,775
       2,500,000  Zayo Group Holdings, Inc. (a)...................................      4.00%        03/01/27          2,436,325
                                                                                                                 ---------------
                                                                                                                      19,756,121
                                                                                                                 ---------------
                  INVESTMENT BANKING & BROKERAGE -- 0.6%
       8,418,000  LPL Holdings, Inc. (a)..........................................      5.75%        09/15/25          8,344,342
         500,000  LPL Holdings, Inc. (a)..........................................      4.63%        11/15/27            480,625
                                                                                                                 ---------------
                                                                                                                       8,824,967
                                                                                                                 ---------------
                  IT CONSULTING & OTHER SERVICES -- 0.3%
       1,725,000  CDK Global, Inc.................................................      5.88%        06/15/26          1,814,959
       2,261,000  CDK Global, Inc.................................................      4.88%        06/01/27          2,268,461
                                                                                                                 ---------------
                                                                                                                       4,083,420
                                                                                                                 ---------------


Page 10                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  LEISURE FACILITIES -- 1.9%
$        250,000  Cedar Fair LP (a)...............................................      5.25%        07/15/29    $       216,163
       1,850,000  Cedar Fair LP / Canada's Wonderland Co. / Magnum
                     Management Corp. / Millennium Op.............................      5.38%        04/15/27          1,657,230
       7,527,000  Constellation Merger Sub, Inc. (a)..............................      8.50%        09/15/25          4,684,052
      20,250,000  Six Flags Entertainment Corp. (a) (b)...........................      4.88%        07/31/24         17,929,350
       1,000,000  Six Flags Entertainment Corp. (a)...............................      5.50%        04/15/27            870,350
       1,000,000  Six Flags Theme Parks, Inc. (a).................................      7.00%        07/01/25          1,039,800
                                                                                                                 ---------------
                                                                                                                      26,396,945
                                                                                                                 ---------------
                  MANAGED HEALTH CARE -- 1.8%
       2,000,000  Centene Corp. (a)...............................................      4.75%        01/15/25          2,072,300
       1,500,000  Centene Corp. (a)...............................................      4.25%        12/15/27          1,576,350
       1,000,000  Centene Corp. (a)...............................................      4.63%        12/15/29          1,099,650
         250,000  Centene Corp. (a)...............................................      3.38%        02/15/30            252,662
      14,747,000  MPH Acquisition Holdings LLC (a) (b)............................      7.13%        06/01/24         13,234,990
       8,894,000  Polaris Intermediate Corp. (a) (c)..............................      8.50%        12/01/22          7,504,313
                                                                                                                 ---------------
                                                                                                                      25,740,265
                                                                                                                 ---------------
                  METAL & GLASS CONTAINERS -- 1.1%
       4,000,000  Berry Global, Inc...............................................      5.50%        05/15/22          4,025,960
       3,000,000  Berry Global, Inc. (a)..........................................      4.50%        02/15/26          2,975,250
       6,550,000  Owens-Brockway Glass Container, Inc. (a)........................      6.38%        08/15/25          6,672,812
       2,200,000  Silgan Holdings, Inc. (a).......................................      4.13%        02/01/28          2,175,250
                                                                                                                 ---------------
                                                                                                                      15,849,272
                                                                                                                 ---------------
                  MOVIES & ENTERTAINMENT -- 1.3%
       1,254,000  Cinemark USA, Inc. (b)..........................................      4.88%        06/01/23          1,061,197
       2,000,000  Cinemark USA, Inc. (a)..........................................      8.75%        05/01/25          2,040,000
       2,000,000  Live Nation Entertainment, Inc. (a).............................      4.88%        11/01/24          1,786,250
       4,428,000  Live Nation Entertainment, Inc. (a).............................      5.63%        03/15/26          3,928,079
      10,895,000  Live Nation Entertainment, Inc. (a).............................      4.75%        10/15/27          9,256,937
                                                                                                                 ---------------
                                                                                                                      18,072,463
                                                                                                                 ---------------
                  OIL & GAS EXPLORATION & PRODUCTION -- 0.0%
       3,250,000  Sanchez Energy Corp. (d) (e) (f)................................      7.75%        06/15/21             18,362
       3,125,000  Sanchez Energy Corp. (d) (e) (f)................................      6.13%        01/15/23             23,438
                                                                                                                 ---------------
                                                                                                                          41,800
                                                                                                                 ---------------
                  OIL & GAS REFINING & MARKETING -- 0.0%
         415,000  Murphy Oil USA, Inc.............................................      5.63%        05/01/27            430,210
                                                                                                                 ---------------
                  OIL & GAS STORAGE & TRANSPORTATION -- 0.8%
      14,533,000  Crestwood Midstream Partners LP / Crestwood Midstream
                     Finance Corp. (b)............................................      6.25%        04/01/23         10,684,662
                                                                                                                 ---------------
                  PACKAGED FOODS & MEATS -- 1.9%
       2,190,000  B&G Foods, Inc..................................................      5.25%        04/01/25          2,228,763
       1,000,000  Kraft Heinz Foods Co............................................      3.95%        07/15/25          1,048,286
         750,000  Performance Food Group, Inc. (a)................................      5.50%        10/15/27            717,240
      12,246,000  Post Holdings, Inc. (a) (b).....................................      5.00%        08/15/26         12,158,441
       3,240,000  Post Holdings, Inc. (a).........................................      5.75%        03/01/27          3,335,742
       3,000,000  Post Holdings, Inc. (a).........................................      5.63%        01/15/28          3,066,450
       1,000,000  Post Holdings, Inc. (a).........................................      5.50%        12/15/29          1,009,650
       3,000,000  Post Holdings, Inc. (a).........................................      4.63%        04/15/30          2,958,720
                                                                                                                 ---------------
                                                                                                                      26,523,292
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 11


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  PAPER PACKAGING -- 1.7%
$      2,000,000  Graphic Packaging International LLC (a).........................      3.50%        03/15/28    $     1,907,500
      20,677,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC /
                     Reynolds Group Issuer Lu (a) (b).............................      7.00%        07/15/24         20,850,687
         376,000  Sealed Air Corp. (a)............................................      5.50%        09/15/25            403,185
       1,000,000  Sealed Air Corp. (a)............................................      4.00%        12/01/27            986,250
                                                                                                                 ---------------
                                                                                                                      24,147,622
                                                                                                                 ---------------
                  PERSONAL PRODUCTS -- 0.0%
         250,000  Prestige Brands, Inc. (a).......................................      5.13%        01/15/28            254,437
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 2.8%
         500,000  Catalent Pharma Solutions, Inc. (a).............................      5.00%        07/15/27            512,325
       4,000,000  Charles River Laboratories International, Inc. (a)..............      5.50%        04/01/26          4,192,800
         250,000  Charles River Laboratories International, Inc. (a)..............      4.25%        05/01/28            253,350
      14,002,000  Horizon Therapeutics USA, Inc. (a) (b)..........................      5.50%        08/01/27         14,627,189
         800,000  IQVIA, Inc. (a).................................................      5.00%        10/15/26            828,640
       1,278,000  IQVIA, Inc. (a).................................................      5.00%        05/15/27          1,320,161
      10,313,000  Jaguar Holding Co. II / Pharmaceutical Product Development
                     LLC (a) (b)..................................................      6.38%        08/01/23         10,506,369
       7,000,000  Par Pharmaceutical, Inc. (a)....................................      7.50%        04/01/27          7,157,850
                                                                                                                 ---------------
                                                                                                                      39,398,684
                                                                                                                 ---------------
                  REAL ESTATE OPERATING COMPANIES -- 0.6%
       1,379,000  Lennar Corp.....................................................      8.38%        01/15/21          1,423,473
       6,785,000  Lennar Corp. (b)................................................      5.25%        06/01/26          7,104,573
                                                                                                                 ---------------
                                                                                                                       8,528,046
                                                                                                                 ---------------
                  REAL ESTATE SERVICES -- 1.8%
       8,810,000  KB Home (b).....................................................      7.00%        12/15/21          9,182,223
         500,000  MDC Holdings, Inc...............................................      3.85%        01/15/30            446,915
       4,302,000  PulteGroup, Inc.................................................      5.50%        03/01/26          4,601,204
       2,500,000  PulteGroup, Inc.................................................      5.00%        01/15/27          2,613,750
         500,000  Taylor Morrison Communities, Inc. (a)...........................      5.75%        01/15/28            456,050
         290,000  TRI Pointe Group, Inc...........................................      5.25%        06/01/27            264,509
       7,545,000  TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. (b).............      5.88%        06/15/24          7,374,483
                                                                                                                 ---------------
                                                                                                                      24,939,134
                                                                                                                 ---------------
                  RESTAURANTS -- 0.0%
         661,000  Brinker International, Inc. (a).................................      5.00%        10/01/24            554,282
                                                                                                                 ---------------
                  SECURITY & ALARM SERVICES -- 0.1%
       2,061,000  Brink's (The) Co. (a)...........................................      4.63%        10/15/27          1,938,989
                                                                                                                 ---------------
                  SEMICONDUCTOR EQUIPMENT -- 0.1%
       1,500,000  Entegris, Inc. (a)..............................................      4.38%        04/15/28          1,509,375
                                                                                                                 ---------------
                  SEMICONDUCTORS -- 0.1%
       1,350,000  Qorvo, Inc. (a).................................................      4.38%        10/15/29          1,351,283
                                                                                                                 ---------------
                  SPECIALIZED CONSUMER SERVICES -- 0.3%
       2,000,000  Aramark Services, Inc. (a)......................................      6.38%        05/01/25          2,085,000
       2,000,000  Aramark Services, Inc...........................................      4.75%        06/01/26          1,921,600
         481,000  Aramark Services, Inc. (a)......................................      5.00%        02/01/28            470,009
                                                                                                                 ---------------
                                                                                                                       4,476,609
                                                                                                                 ---------------
                  SPECIALTY CHEMICALS -- 0.3%
       4,000,000  Avantor, Inc. (a)...............................................      9.00%        10/01/25          4,358,800
                                                                                                                 ---------------


Page 12                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  SYSTEMS SOFTWARE -- 1.2%
$        250,000  PTC, Inc. (a)...................................................      3.63%        02/15/25    $       247,687
       5,075,000  PTC, Inc. (a)...................................................      4.00%        02/15/28          5,005,219
      10,717,000  SS&C Technologies, Inc. (a).....................................      5.50%        09/30/27         11,035,295
                                                                                                                 ---------------
                                                                                                                      16,288,201
                                                                                                                 ---------------
                  TECHNOLOGY DISTRIBUTORS -- 0.2%
       1,250,000  CDW LLC / CDW Finance Corp......................................      4.13%        05/01/25          1,260,937
       1,000,000  CDW LLC / CDW Finance Corp......................................      4.25%        04/01/28          1,009,200
                                                                                                                 ---------------
                                                                                                                       2,270,137
                                                                                                                 ---------------
                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 2.6%
       4,906,000  Dell International LLC / EMC Corp. (a)..........................      5.88%        06/15/21          4,921,454
      22,225,000  Dell International LLC / EMC Corp. (a) (b)......................      7.13%        06/15/24         23,099,554
       6,440,000  Dell International LLC / EMC Corp. (a)..........................      6.02%        06/15/26          7,005,766
       1,000,000  Dell International LLC / EMC Corp. (a)..........................      6.10%        07/15/27          1,095,737
       1,000,000  Dell International LLC / EMC Corp. (a)..........................      6.20%        07/15/30          1,107,884
                                                                                                                 ---------------
                                                                                                                      37,230,395
                                                                                                                 ---------------
                  TRADING COMPANIES & DISTRIBUTORS -- 0.9%
         940,000  Ashtead Capital, Inc. (a).......................................      4.13%        08/15/25            932,950
       2,000,000  Ashtead Capital, Inc. (a).......................................      5.25%        08/01/26          2,010,000
         750,000  Ashtead Capital, Inc. (a).......................................      4.00%        05/01/28            718,125
         250,000  United Rentals North America, Inc...............................      5.50%        07/15/25            254,425
       4,276,000  United Rentals North America, Inc...............................      5.88%        09/15/26          4,420,529
       2,596,000  United Rentals North America, Inc...............................      6.50%        12/15/26          2,698,931
       2,257,000  United Rentals North America, Inc...............................      5.50%        05/15/27          2,293,789
                                                                                                                 ---------------
                                                                                                                      13,328,749
                                                                                                                 ---------------
                  TRUCKING -- 0.1%
       1,000,000  XPO Logistics, Inc. (a).........................................      6.25%        05/01/25          1,015,000
                                                                                                                 ---------------
                  WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
       1,719,000  SBA Communications Corp. (b)....................................      4.88%        09/01/24          1,782,603
         250,000  SBA Communications Corp. (a)....................................      3.88%        02/15/27            256,875
       2,329,000  T-Mobile USA, Inc...............................................      6.00%        03/01/23          2,363,586
       1,180,000  T-Mobile USA, Inc...............................................      5.13%        04/15/25          1,202,125
         416,000  T-Mobile USA, Inc...............................................      4.50%        02/01/26            430,539
                                                                                                                 ---------------
                                                                                                                       6,035,728
                                                                                                                 ---------------
                  TOTAL CORPORATE BONDS........................................................................      957,787,101
                  (Cost $995,571,403)                                                                            ---------------

FOREIGN CORPORATE BONDS -- 9.0%

                  APPLICATION SOFTWARE -- 0.3%
       1,475,000  Open Text Corp. (a).............................................      5.88%        06/01/26          1,555,609
       2,336,000  Open Text Corp. (a).............................................      3.88%        02/15/28          2,300,230
                                                                                                                 ---------------
                                                                                                                       3,855,839
                                                                                                                 ---------------
                  BUILDING PRODUCTS -- 1.1%
      11,900,000  Cemex SAB de C.V. (a) (b).......................................      7.75%        04/16/26         11,158,035
       3,900,000  Cemex SAB de C.V. (a)...........................................      5.45%        11/19/29          3,229,785
         100,000  Masonite International Corp. (a)................................      5.75%        09/15/26             97,710
       1,000,000  Masonite International Corp. (a)................................      5.38%        02/01/28            957,150
                                                                                                                 ---------------
                                                                                                                      15,442,680
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 13


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
FOREIGN CORPORATE BONDS (CONTINUED)

                  CABLE & SATELLITE -- 1.2%
$      6,183,000  Virgin Media Finance PLC (a)....................................      6.00%        10/15/24    $     6,305,424
       1,654,000  Virgin Media Finance PLC (a)....................................      5.75%        01/15/25          1,683,110
       7,073,000  Virgin Media Secured Finance PLC (a) (b)........................      5.50%        08/15/26          7,341,420
       2,000,000  Virgin Media Secured Finance PLC (a)............................      5.50%        05/15/29          2,085,700
                                                                                                                 ---------------
                                                                                                                      17,415,654
                                                                                                                 ---------------
                  CASINOS & GAMING -- 0.0%
         200,000  International Game Technology PLC (a)...........................      6.25%        01/15/27            195,368
                                                                                                                 ---------------
                  DIVERSIFIED SUPPORT SERVICES -- 0.1%
         950,000  Ritchie Bros Auctioneers, Inc. (a)..............................      5.38%        01/15/25            964,440
                                                                                                                 ---------------
                  ENVIRONMENTAL & FACILITIES SERVICES -- 0.0%
         500,000  GFL Environmental, Inc. (a).....................................      5.13%        12/15/26            523,125
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 0.9%
      11,500,000  Altice France S.A. (a)..........................................      7.38%        05/01/26         12,070,975
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 4.9%
       2,624,000  Bausch Health Cos., Inc. (a) (b)................................      5.88%        05/15/23          2,608,387
      48,720,000  Bausch Health Cos., Inc. (a) (b)................................      6.13%        04/15/25         49,582,344
       1,500,000  Bausch Health Cos., Inc. (a)....................................      5.00%        01/30/28          1,447,031
       3,000,000  Bausch Health Cos., Inc. (a)....................................      7.25%        05/30/29          3,215,340
         500,000  Bausch Health Cos., Inc. (a)....................................      5.25%        01/30/30            497,505
      11,840,000  Endo Dac / Endo Finance LLC / Endo Finco, Inc. (a)..............      5.88%        10/15/24         11,484,800
       1,000,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                     LLC (a)......................................................      5.63%        10/15/23            294,350
       1,750,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                     LLC (a)......................................................      5.50%        04/15/25            448,438
                                                                                                                 ---------------
                                                                                                                      69,578,195
                                                                                                                 ---------------
                  REAL ESTATE SERVICES -- 0.4%
       5,346,000  Taylor Morrison Communities, Inc. / Taylor Morrison
                     Holdings II, Inc. (a)........................................      5.88%        04/15/23          5,224,646
         804,000  Taylor Morrison Communities, Inc. / Taylor Morrison
                     Holdings II, Inc. (a)........................................      5.63%        03/01/24            761,629
                                                                                                                 ---------------
                                                                                                                       5,986,275
                                                                                                                 ---------------
                  RESEARCH & CONSULTING SERVICES -- 0.1%
       1,000,000  Camelot Finance SA (a)..........................................      4.50%        11/01/26          1,012,200
                                                                                                                 ---------------
                  TOTAL FOREIGN CORPORATE BONDS................................................................      127,044,751
                  (Cost $127,867,871)                                                                            ---------------



   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (g)     MATURITY (h)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 27.8%

                  APPLICATION SOFTWARE -- 4.3%
       5,891,073  Hyland Software, Inc., Term Loan (Second Lien), 1 Mo. LIBOR
                     + 7.00%, 0.75% Floor.........................................      7.75%        07/10/25          5,449,243
       9,996,043  Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                     0.75% Floor..................................................      4.00%        07/01/24          9,552,519
       7,916,664  Internet Brands, Inc. (MH Sub I LLC), Term Loan, 6 Mo. LIBOR
                     + 3.75%, 0.00% Floor.........................................      4.82%        09/13/24          7,308,743
       1,754,250  Micro Focus International (MA Financeco, LLC), Miami Escrow
                     Term Loan B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor...............      2.90%        06/21/24          1,610,401


Page 14                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (g)     MATURITY (h)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  APPLICATION SOFTWARE (CONTINUED)
$     11,846,507  Micro Focus International (MA Financeco, LLC), Seattle Spinco
                     Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor................      2.90%        06/21/24    $    10,875,093
       8,591,176  Micro Focus International (MA Financeco, LLC), Term Loan B2,
                     1 Mo. LIBOR + 2.25%, 0.00% Floor.............................      2.65%        11/19/21          8,134,813
       5,291,867  Mitchell International, Inc., 1st Lien Term Loan, 1 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................      3.65%        11/30/24          4,600,961
       1,856,050  Qlik Technologies (Project Alpha Intermediate Holding, Inc.),
                     2019 Incremental Term Loan B, 6 Mo. LIBOR + 4.25%,
                     0.00% Floor..................................................      6.13%        04/26/24          1,763,247
       9,183,290  Qlik Technologies (Project Alpha Intermediate Holding, Inc.),
                     Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor................      5.38%        04/26/24          8,678,209
       2,092,779  SolarWinds Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      3.15%        02/05/24          2,026,898
                                                                                                                 ---------------
                                                                                                                      60,000,127
                                                                                                                 ---------------
                  AUTO PARTS & EQUIPMENT -- 0.6%
       7,020,038  Gates Global LLC, Initial B-2 Dollar Term Loan, 1 Mo. LIBOR +
                     2.75%, 1.00% Floor...........................................      3.75%        03/31/24          6,444,676
          17,678  Lumileds (Bright Bidco B.V.), Term Loan B, 3 Mo. LIBOR +
                     3.50%, 1.00% Floor...........................................      4.95%        06/30/24              5,292
       6,868,447  Lumileds (Bright Bidco B.V.), Term Loan B, 6 Mo. LIBOR +
                     3.50%, 1.00% Floor...........................................      4.57%        06/30/24          2,056,276
                                                                                                                 ---------------
                                                                                                                       8,506,244
                                                                                                                 ---------------
                  BROADCASTING -- 0.9%
       1,765,111  Cumulus Media Holdings, Inc., Term Loan B, 6 Mo. LIBOR +
                     3.75%, 1.00% Floor..........................................       4.82%        03/31/26          1,479,746
      12,361,048  iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.00%, 0.00% Floor...........................................      3.40%        04/29/26         11,045,956
                                                                                                                 ---------------
                                                                                                                      12,525,702
                                                                                                                 ---------------
                  BUILDING PRODUCTS -- 0.0%
         385,226  Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%,
                     0.00% Floor..................................................      2.90%        01/31/27            356,153
                                                                                                                 ---------------
                  CASINOS & GAMING -- 0.8%
       6,270,094  Caesars Resort Collection LLC, Term Loan B, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      3.15%        12/22/24          5,277,350
       1,978,181  Golden Nugget, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%,
                     0.75% Floor..................................................      3.25%        10/04/23          1,578,351
       1,688,563  Golden Nugget, Inc., Term Loan B, 3 Mo. LIBOR + 2.50%,
                     0.75% Floor..................................................      3.70%        10/04/23          1,347,271
         751,534  Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR
                     + 2.75%, 0.00% Floor.........................................      3.15%        08/14/24            619,392
          19,608  Scientific Games International, Inc., Term Loan B5, 2 Mo. LIBOR
                     + 2.75%, 0.00% Floor.........................................      3.45%        08/14/24             16,161
       3,072,084  Scientific Games International, Inc., Term Loan B5, 6 Mo. LIBOR
                     + 2.75%, 0.00% Floor.........................................      3.61%        08/14/24          2,531,919
                                                                                                                 ---------------
                                                                                                                      11,370,444
                                                                                                                 ---------------
                  ENVIRONMENTAL & FACILITIES SERVICES -- 0.3%
       5,272,911  Packers Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%,
                     1.00% Floor..................................................      4.25%        12/04/24          4,895,002
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 15


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (g)     MATURITY (h)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  HEALTH CARE SERVICES -- 4.3%
$      2,159,835  21st Century Oncology Holdings, Inc., Tranche B Term Loan,
                     1 Mo. LIBOR + 6.13%, 1.00% Floor.............................      7.13%        01/16/23    $     2,105,839
         537,279  Air Medical Group Holdings, Inc. (Global Medical Response),
                     2018 New Term Loan, 3 Mo. LIBOR + 4.25%, 1.00% Floor.........      5.86%        03/14/25            476,684
       2,443,513  Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.),
                     Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor................      4.95%        04/21/24          1,816,141
      12,031,743  athenahealth, Inc. (VVC Holding Corp.), Term Loan B,
                     3 Mo. LIBOR + 4.50%, 0.00% Floor.............................      5.28%        02/15/26         11,069,203
          23,633  CHG Healthcare Services, Inc., Term Loan, 3 Mo. LIBOR +
                     3.00%, 1.00% Floor...........................................      4.45%        06/07/23             22,337
       9,171,357  CHG Healthcare Services, Inc., Term Loan, 6 Mo. LIBOR +
                     3.00%, 1.00% Floor...........................................      4.07%        06/07/23          8,668,584
       1,777,964  DuPage Medical Group (Midwest Physician Admin. Services,
                     LLC), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor..........      3.50%        08/15/24          1,524,604
      12,791,089  Envision Healthcare Corp., Term Loan B, 1 Mo. LIBOR + 3.75%,
                     0.00% Floor..................................................      4.15%        10/10/25          8,740,535
             619  Exam Works (Gold Merger Co., Inc.), Term Loan B, 3 Mo. LIBOR
                     + 3.25%, 1.00% Floor.........................................      4.70%        07/27/23                588
         238,885  Exam Works (Gold Merger Co., Inc.), Term Loan B, 6 Mo. LIBOR
                     + 3.25%, 1.00% Floor.........................................      4.32%        07/27/23            226,866
       7,774,867  Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.25%, 1.00% Floor...........................................      4.25%        08/31/24          6,919,631
       5,962,030  Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                     1.00% Floor..................................................      3.75%        02/06/24          4,368,439
       7,017,905  U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%,
                     0.00% Floor..................................................      5.44%        06/28/26          6,616,551
       7,972,190  Verscend Technologies, Inc., Term Loan B, 1 Mo. LIBOR +
                     4.50%, 0.00% Floor...........................................      4.90%        08/27/25          7,491,866
                                                                                                                 ---------------
                                                                                                                      60,047,868
                                                                                                                 ---------------
                  HOUSEHOLD APPLIANCES -- 0.2%
       3,613,411  Traeger Grills (TGP Holdings III LLC), Term Loan B,
                     3 Mo. LIBOR + 4.25%, 1.00% Floor.............................      5.25%        09/25/24          2,890,729
                                                                                                                 ---------------
                  HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.5%
       7,293,085  Alight, Inc. (fka Tempo Acq.), Term Loan B, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      3.15%        05/01/24          6,832,745
                                                                                                                 ---------------
                  INSURANCE BROKERS -- 4.7%
       8,904,561  Alliant Holdings I, LLC, 2019 New Term Loan, 1 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................      3.97%        05/10/25          8,341,348
      15,592,916  Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR +
                     3.00%, 0.00% Floor...........................................      3.15%        05/09/25         14,532,598
      11,977,245  Amwins Group, Inc., Term Loan B (First Lien), 1 Mo. LIBOR +
                     2.75%, 1.00% Floor...........................................      3.75%        01/25/24         11,548,700
       4,987,500  AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%,
                     0.00% Floor..................................................      3.90%        02/15/27          4,648,749
       5,095,924  HUB International Ltd., 2019 Incremental Term Loan B2,
                     3 Mo. LIBOR + 4.00%, 1.00% Floor.............................      5.69%        04/25/25          4,872,926
      22,936,764  HUB International Ltd., Term Loan B, 2 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................  3.87% - 4.02%    04/25/25         21,440,599
          58,514  HUB International Ltd., Term Loan B, 3 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      3.87%        04/25/25             54,697
                                                                                                                 ---------------
                                                                                                                      65,439,617
                                                                                                                 ---------------


Page 16                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (g)     MATURITY (h)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  INTEGRATED TELECOMMUNICATION SERVICES -- 0.3%
$      4,503,246  Numericable (Altice France S.A. or SFR), Term Loan B-11,
                     1 Mo. LIBOR + 2.75%, 0.00% Floor.............................      3.15%        07/31/25    $     4,103,583
                                                                                                                 ---------------
                  INTERACTIVE HOME ENTERTAINMENT -- 0.2%
       3,384,258  Playtika Holding Corp., Term Loan B, 6 Mo. LIBOR + 6.00%,
                     1.00% Floor..................................................      7.07%        12/10/24          3,341,955
                                                                                                                 ---------------
                  INVESTMENT BANKING & BROKERAGE -- 0.6%
       8,110,793  Citadel Securities LP, Term Loan B, 1 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      3.15%        02/27/26          7,745,807
                                                                                                                 ---------------
                  LIFE SCIENCES TOOLS & SERVICES -- 0.0%
         401,295  Ortho-Clinical Diagnostics, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................      4.27%        05/31/25            355,648
                                                                                                                 ---------------
                  MANAGED HEALTH CARE -- 0.9%
      10,236,014  Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%,
                     1.00% Floor..................................................      4.20%        06/07/23          9,397,992
       2,848,297  Versant Health (Wink Holdco, Inc.), Initial Term Loan,
                     3 Mo. LIBOR + 3.00%, 1.00% Floor.............................      4.45%        12/02/24          2,640,371
                                                                                                                 ---------------
                                                                                                                      12,038,363
                                                                                                                 ---------------
                  MOVIES & ENTERTAINMENT -- 0.9%
       5,984,887  AMC Entertainment, Inc., Term Loan B, 6 Mo. LIBOR + 3.00%,
                     0.00% Floor..................................................      4.08%        04/22/26          4,360,109
      10,000,000  Cineworld Group PLC (Crown), 2020 Incremental Term Loan B,
                     6 Mo. LIBOR + 3.00%, 0.00% Floor.............................      4.07%        03/31/27          6,000,000
       4,678,764  Cineworld Group PLC (Crown), Term Loan B, 6 Mo. LIBOR +
                     2.25%, 0.00% Floor...........................................      3.32%        02/05/25          2,932,041
                                                                                                                 ---------------
                                                                                                                      13,292,150
                                                                                                                 ---------------
                  OTHER DIVERSIFIED FINANCIAL SERVICES -- 2.3%
      33,211,421  Refinitiv US Holdings, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................      3.65%        10/01/25         32,453,868
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 2.6%
       5,094,945  Akorn, Inc., Loan, 1 Mo. LIBOR + 14.50%, 1.00% Floor............     15.50%        04/16/21          4,234,256
       8,651,519  Endo LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor.........      5.00%        04/29/24          7,845,890
       8,073,389  GoodRX, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      3.15%        10/15/25          7,716,787
      11,801,160  Mallinckrodt International Finance S.A., 2017 Term Loan B,
                     3 Mo. LIBOR + 2.75%, 0.75% Floor.............................      4.20%        09/24/24          8,231,310
         194,921  Mallinckrodt International Finance S.A., 2018 Incremental Term
                     Loan, 3 Mo. LIBOR + 3.00%, 0.75% Floor.......................      4.70%        02/24/25            135,121
       9,527,561  Parexel International Corp., Term Loan B, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      3.15%        09/27/24          8,700,664
                                                                                                                 ---------------
                                                                                                                      36,864,028
                                                                                                                 ---------------
                  SPECIALIZED CONSUMER SERVICES -- 1.4%
      15,184,000  Asurion, LLC, Second Lien Replacement B-2 Term Loan,
                     1 Mo. LIBOR + 6.50%, 0.00% Floor.............................      6.90%        08/04/25         14,652,560
       3,936,223  Asurion, LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%,
                     0.00% Floor..................................................      3.40%        11/03/23          3,749,961
         853,900  Asurion, LLC, Term Loan B7, 1 Mo. LIBOR + 3.00%,
                     0.00% Floor..................................................      3.40%        11/03/24            812,580
                                                                                                                 ---------------
                                                                                                                      19,215,101
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 17


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (g)     MATURITY (h)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  SYSTEMS SOFTWARE -- 2.0%
$      5,976,347  Applied Systems, Inc., Term Loan (First Lien), 3 Mo. LIBOR +
                     3.25%, 1.00% Floor...........................................      4.70%        09/19/24    $     5,713,507
       1,262,391  Applied Systems, Inc., Term Loan (Second Lien), 3 Mo. LIBOR
                     + 7.00%, 1.00% Floor.........................................      8.45%        09/19/25          1,199,272
       7,563,458  McAfee, LLC, Term Loan B, 1 Mo. LIBOR + 3.75%,
                     0.00% Floor..................................................      4.19%        09/30/24          7,218,867
       5,385,573  Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term
                     Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor.....................      4.50%        06/13/24          4,657,012
          24,134  Riverbed Technology, Inc., Term Loan B, 2 Mo. LIBOR + 3.25%,
                     1.00% Floor..................................................      4.25%        04/24/22             19,340
       9,146,652  Riverbed Technology, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%,
                     1.00% Floor..................................................      4.25%        04/24/22          7,329,944
       1,545,265  SUSE (Marcel Lux IV S.A.R.L.), Facility B1 USD, 1 Mo. LIBOR
                     + 3.25%, 0.00% Floor.........................................      3.65%        03/15/26          1,460,276
       1,189,207  Vertafore, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                     0.00% Floor..................................................      3.65%        07/02/25          1,089,016
                                                                                                                 ---------------
                                                                                                                      28,687,234
                                                                                                                 ---------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS....................................................      390,962,368
                  (Cost $431,222,628)                                                                            ---------------



     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
RIGHTS -- 0.0%

                  ELECTRIC UTILITIES -- 0.0%
           1,629  Vistra Energy Corp. (f) (i)..................................................................            1,751
                  (Cost $2,830)                                                                                  ---------------

MONEY MARKET FUNDS -- 0.8%
      10,594,982  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio -
                     Institutional Class - 0.07% (j)...........................................................       10,594,982
                  (Cost $10,594,982)                                                                             ---------------

                  TOTAL INVESTMENTS -- 105.8%..................................................................    1,486,390,953
                  (Cost $1,565,259,714) (k)                                                                      ---------------



   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. TREASURY BILLS SOLD SHORT -- (6.4)%
$     (5,000,000) U.S. Treasury Bill..............................................       (l)         05/19/20         (4,999,819)
     (10,000,000) U.S. Treasury Bill..............................................       (l)         05/26/20         (9,999,549)
     (15,000,000) U.S. Treasury Bill..............................................       (l)         09/17/20        (14,994,063)
     (10,000,000) U.S. Treasury Bill..............................................       (l)         12/03/20         (9,993,775)
     (50,000,000) U.S. Treasury Bill..............................................       (l)         01/28/21        (49,948,055)
                                                                                                                 ---------------
                  TOTAL U.S. TREASURY BILLS SOLD SHORT.........................................................      (89,935,261)
                  (Proceeds $89,840,574)                                                                         ---------------

                  NET OTHER ASSETS AND LIABILITIES -- 0.6%.....................................................        7,797,742
                                                                                                                 ---------------
                  NET ASSETS -- 100.0%.........................................................................  $ 1,404,253,434
                                                                                                                 ===============


Page 18                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)

-----------------------------

(a)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities
      Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. ("First Trust"
      or the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At April 30, 2020, securities noted as such amounted to $846,440,822 or 60.3% of net assets.

(b)   This security or a portion of this security is segregated as collateral for investments sold short.

(c)   These notes are Senior Payment-In-Kind ("PIK") Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 8.50% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest
      Rate plus 75 basis points. For the six months ended April 30, 2020, this security paid all of its interest in cash.

(d)   The issuer has filed for protection in bankruptcy court.

(e)   The issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.

(f)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(g)   Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.

(h)   Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(i)   Non-income producing security.

(j)   Rate shown reflects yield as of April 30, 2020.

(k)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $12,794,118 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $91,757,566. The net unrealized depreciation was $78,963,448. The amounts presented are inclusive of investments sold short.

(l)   Zero coupon security.

LIBOR - London Interbank Offered Rate

                        See Notes to Financial Statements                Page 19


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                       ASSETS TABLE
                                                                                             LEVEL 2           LEVEL 3
                                                          TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                        VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                        4/30/2020          PRICES            INPUTS            INPUTS
                                                     ---------------   ---------------   ---------------   ---------------
Corporate Bonds*..................................   $   957,787,101   $            --   $   957,787,101   $            --
Foreign Corporate Bonds*..........................       127,044,751                --       127,044,751                --
Senior Floating-Rate Loan Interests*..............       390,962,368                --       390,962,368                --
Rights*...........................................             1,751                --             1,751                --
Money Market Funds................................        10,594,982        10,594,982                --                --
                                                     ---------------   ---------------   ---------------   ---------------
Total Investments.................................   $ 1,486,390,953   $    10,594,982   $ 1,475,795,971   $            --
                                                     ===============   ===============   ===============   ===============

                                                    LIABILITIES TABLE

                                                                                             LEVEL 2           LEVEL 3
                                                          TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                        VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                        4/30/2020          PRICES            INPUTS            INPUTS
                                                     ---------------   ---------------   ---------------   ---------------
U.S. Treasury Bills Sold Short....................   $   (89,935,261)  $            --   $   (89,935,261)  $            --
                                                     ===============   ===============   ===============   ===============


* See Portfolio of Investments for industry breakout.

Page 20                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2020 (UNAUDITED)


ASSETS:
Investments, at value.....................................................    $ 1,486,390,953
Cash......................................................................            122,493
Restricted Cash...........................................................         15,654,852
Receivables:
   Capital shares sold....................................................         67,147,234
   Investment securities sold.............................................         23,509,896
   Interest...............................................................         17,295,696
   Dividends..............................................................              1,797
                                                                              ---------------
   Total Assets...........................................................      1,610,122,921
                                                                              ---------------
LIABILITIES:
Investments sold short, at value (proceeds $89,840,574)...................         89,935,261
Payables:
   Investment securities purchased........................................        106,022,260
   Capital shares purchased...............................................          8,890,361
   Investment advisory fees...............................................            983,817
   Margin interest expense................................................             37,788
                                                                              ---------------
   Total Liabilities......................................................        205,869,487
                                                                              ---------------
NET ASSETS................................................................    $ 1,404,253,434
                                                                              ===============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................    $ 1,542,865,958
Par value.................................................................            315,000
Accumulated distributable earnings (loss).................................       (138,927,524)
                                                                              ---------------
NET ASSETS................................................................    $ 1,404,253,434
                                                                              ===============
NET ASSET VALUE, per share................................................    $         44.58
                                                                              ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share).................................         31,500,002
                                                                              ===============
Investments, at cost......................................................    $ 1,565,259,714
                                                                              ===============


                                                                         Page 21


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED)


INVESTMENT INCOME:
Interest..................................................................    $    41,044,569
Dividends.................................................................            172,421
                                                                              ---------------
   Total investment income................................................         41,216,990
                                                                              ---------------
EXPENSES:
Investment advisory fees..................................................          6,788,823
Margin interest expense...................................................            196,731
Interest on investments sold short........................................            131,731
                                                                              ---------------
   Total expenses.........................................................          7,117,285
                                                                              ---------------
NET INVESTMENT INCOME (LOSS)..............................................         34,099,705
                                                                              ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments............................................................        (28,949,887)
   Investments sold short.................................................         (2,311,712)
                                                                              ---------------
Net realized gain (loss)..................................................        (31,261,599)
                                                                              ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments............................................................        (80,827,967)
   Investments sold short.................................................            (94,687)
                                                                              ---------------
Net change in unrealized appreciation (depreciation)......................        (80,922,654)
                                                                              ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................       (112,184,253)
                                                                              ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................    $   (78,084,548)
                                                                              ===============



FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SIX MONTHS
                                                                                   ENDED                YEAR
                                                                                 4/30/2020              ENDED
                                                                                (UNAUDITED)          10/31/2019
                                                                              ---------------      ---------------
OPERATIONS:
Net investment income (loss)..............................................    $    34,099,705      $    64,768,034
Net realized gain (loss)..................................................        (31,261,599)          (1,271,330)
Net change in unrealized appreciation (depreciation)......................        (80,922,654)          23,388,851
                                                                              ---------------      ---------------
Net increase (decrease) in net assets resulting from operations...........        (78,084,548)          86,885,555
                                                                              ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................................        (35,835,603)         (66,781,356)
Return of capital.........................................................                 --             (495,649)
                                                                              ---------------      ---------------
Total distributions to shareholders.......................................        (35,835,603)         (67,277,005)
                                                                              ---------------      ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................        355,793,999          378,687,649
Cost of shares redeemed...................................................       (269,708,395)        (219,243,496)
                                                                              ---------------      ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................................         86,085,604          159,444,153
                                                                              ---------------      ---------------
Total increase (decrease) in net assets...................................        (27,834,547)         179,052,703

NET ASSETS:
Beginning of period.......................................................      1,432,087,981        1,253,035,278
                                                                              ---------------      ---------------
End of period.............................................................    $ 1,404,253,434      $ 1,432,087,981
                                                                              ===============      ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................         29,800,002           26,650,002
Shares sold...............................................................          7,800,000            7,900,000
Shares redeemed...........................................................         (6,100,000)          (4,750,000)
                                                                              ---------------      ---------------
Shares outstanding, end of period.........................................         31,500,002           29,800,002
                                                                              ===============      ===============


                                                                         Page 23


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED)


CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations...........    $   (78,084,548)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used in operating activities:
      Purchases of investments............................................       (979,039,654)
      Borrowed investments sold short.....................................        194,572,479
      Cost to cover short positions.......................................       (107,085,974)
      Sales, maturities and paydowns of investments.......................        887,936,789
      Net amortization/accretion of premiums/discounts on investments.....            990,433
      Net realized gain/loss on investments...............................         28,949,887
      Net realized gain/loss on investments sold short....................          2,311,712
      Net change in unrealized appreciation/depreciation on investments...         80,827,967
      Net change in unrealized appreciation/depreciation on investments
         sold short.......................................................             94,687

CHANGES IN ASSETS AND LIABILITIES
      Increase in interest receivable.....................................         (3,145,673)
      Decrease in dividends receivable....................................             17,297
      Decrease in margin interest rebate receivable.......................              1,186
      Increase in margin interest expense payable.........................             33,765
      Decrease in investment advisory fees payable........................           (151,430)
                                                                              ---------------
CASH PROVIDED BY OPERATING ACTIVITIES.....................................                         $    28,228,923
                                                                                                   ---------------
CASH FLOWS FROM FINANCING ACTIVITIES:
      Proceeds from shares sold...........................................        288,646,765
      Cost of shares redeemed.............................................       (260,818,034)
      Distributions to shareholders from investment operations............        (35,835,603)
      Net proceeds from borrowings........................................         (4,697,696)
                                                                              ---------------
CASH USED IN FINANCING ACTIVITIES.........................................                             (12,704,568)
                                                                                                   ---------------
Increase in cash and restricted cash......................................                              15,524,355
Cash and restricted cash at beginning of period...........................                                 252,990
                                                                                                   ---------------
CASH AND RESTRICTED CASH AT END OF PERIOD.................................                         $    15,777,345
                                                                                                   ===============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest..................................                         $       162,966
                                                                                                   ===============
CASH AND RESTRICTED CASH RECONCILIATION:
      Cash................................................................    $       122,493
      Restricted Cash.....................................................         15,654,852
                                                                              ---------------
CASH AND RESTRICTED CASH AT END OF PERIOD:................................                         $    15,777,345
                                                                                                   ===============



FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                          SIX MONTHS
                                            ENDED                                YEAR ENDED OCTOBER 31,
                                          4/30/2020     ------------------------------------------------------------------------
                                         (UNAUDITED)        2019           2018           2017           2016           2015
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    48.06     $    47.02     $    48.95     $    48.31     $    48.69     $    51.30
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    1.12           2.49           2.52           2.56           2.41           2.64
Net realized and unrealized gain (loss)        (3.43)          1.13          (1.76)          0.66          (0.14)         (2.23) (a)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               (2.31)          3.62           0.76           3.22           2.27           0.41
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (1.17)         (2.56)         (2.69)         (2.58)         (2.48)         (2.84)
Net realized gain                                 --             --             --             --             --          (0.14)
Return of capital                                 --          (0.02)         (0.00) (b)        --          (0.17)         (0.04)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                            (1.17)         (2.58)         (2.69)         (2.58)         (2.65)         (3.02)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    44.58     $    48.06     $    47.02     $    48.95     $    48.31     $    48.69
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (c)                               (4.91)%         7.90%          1.60%          6.79%          4.89%          0.80% (a)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $1,404,253     $1,432,088     $1,253,035     $1,250,565     $1,077,297     $  520,954
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                   1.00% (d)      1.23%          1.16%          1.10%          1.11%          1.23%
Ratio of net expenses to average net
   assets excluding interest expense            0.95% (d)      0.95%          0.95%          0.95%          0.95%          0.95%
Ratio of net investment income (loss) to
   average net assets                           4.77% (d)      5.22%          5.26%          5.25%          5.04%          5.49%
Portfolio turnover rate (e)                       40%            50%            52%            75%            45%            34%


(a)   The Fund received a payment from the advisor in the amount of $24,541 in connection with a trade error. The payment from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.

(b)   Amount represents less than $0.01 per share.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                                                                         Page 25


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2020 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds that are offering shares. This report covers the First Trust Tactical High Yield ETF (the "Fund"), a diversified series of the Trust which trades under the ticker "HYLS" on The Nasdaq Stock
Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation
Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in
Creation Units, the Fund's shares are not redeemable securities.

The primary investment objective of the Fund is to provide current income. The
Fund's secondary investment objective is to provide capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets
(including investment borrowings) in high yield debt securities that are rated below investment grade at the time of purchase or unrated securities deemed by the Fund's advisor to be of comparable quality. Below investment grade securities are those that, at the time of purchase, are rated lower than "BBB-"
by Standard & Poor's Ratings Group, a division of the McGraw Hill Companies,
Inc., or lower than "Baa3" by Moody's Investors Service, Inc., or comparably rated by another nationally recognized statistical rating organization. High yield debt securities that are rated below investment grade are commonly referred to as "junk" debt. Such securities may include U.S. and non-U.S.
corporate debt obligations, bank loans and convertible bonds. For purposes of determining whether a security is below investment grade, the lowest available rating will be considered.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB")
Accounting Standards Codification Topic 946, "Financial Services-Investment
Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S.
GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee of the
Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the
"Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2020 (UNAUDITED)

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Senior Floating-Rate Loan Interests ("Senior Loans")(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific
      Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically,
      Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the borrower/issuer;

            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the borrower/issuer;

            5)    the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

            6)    the information as to any transactions in or offers for the security;

            7)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

            9)    the quality, value and salability of collateral, if any,
                  securing the security;

           10)    the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or
                  affiliate and an assessment of the issuer's management;

           11)    the prospects for the borrower's/issuer's industry, and
                  multiples (of earnings and/or cash flows) being paid for
                  similar businesses in that industry;

           12)    borrower's/issuer's competitive position within the industry;

-----------------------------
(1)   The terms "security" and "securities" used throughout the Notes to
      Financial Statements include Senior Loans.

                                                                         Page 27

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2020 (UNAUDITED)

           13)    borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

           14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2020, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method over the expected life of each respective borrowing for loans and bonds.

In July 2017, the Financial Conduct Authority ("FCA") announced that it will no longer persuade or compel banks to submit rates for the calculations of the
London Interbank Offered Rates ("LIBOR") after 2021. Further, the FCA has subsequently stated, as recently as March 2020, that the central assumption continues to be that firms should not rely on LIBOR being published after the end of 2021.

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans.
Interest income on such Senior Loans is not accrued until settlement date. The
Fund maintains liquid assets with current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments as of April
30, 2020.

C. SHORT SALES

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2020 (UNAUDITED)

price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities.
Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

The Fund has established an account with Pershing, LLC for the purpose of purchasing or borrowing securities on margin. The Fund pays interest on any margin balance, which is calculated as the daily margin account balance times the broker's margin interest rate. At April 30, 2020, the Fund had $15,654,852 in restricted cash associated with investments sold short and $89,935,261 of investments sold short as shown on Statement of Assets and Liabilities. The Fund is charged interest on debit margin balance at a rate equal to the Overnight
Bank Funding Rate plus 75 basis points. With regard to securities held short, the Fund is credited a rebate equal to the market value of its short positions at a rate equal to the Overnight Bank Funding Rate less 35 basis points. This rebate rate applies to easy to borrow securities. Securities that are hard to borrow may earn a rebate that is less than the foregoing or may be subject to a premium charge on a security by security basis. The different rebate rate is determined at the time of a short sale request. At April 30, 2020, the Fund had a debit margin balance of $74,267,198 with an interest rate of 0.79%. For the six months ended April 30, 2020, the Fund had margin interest expense of
$196,731, as shown on the Statement of Operations. For the six months ended
April 30, 2020, the average margin balance and interest rates were $32,113,470 and 1.91%, respectively.

D. RESTRICTED CASH

Restricted cash includes cash on deposit with other banks or brokers that is legally restricted as to the withdrawal and primarily serves as collateral for investments sold short. The Fund presents restricted cash activity within
"Increase in cash and restricted cash" and as part of "Cash and restricted cash at beginning of period" and "Cash and restricted cash at end of period" in the
Statement of Cash Flows, along with a reconciliation of those balances in the
Statement of Assets and Liabilities.

E. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded loan commitments as of April 30,
2020.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31,
2019 was as follows:

Distributions paid from:
Ordinary income.................................    $   66,781,356
Capital gains...................................                --
Return of capital...............................           495,649

                                                                         Page 29

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2020 (UNAUDITED)

As of October 31, 2019, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................    $           --
Accumulated capital and other gain (loss).......       (22,759,325)
Net unrealized appreciation (depreciation)......        (2,248,048)

G. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2016,
2017, 2018, and 2019 remain open to federal and state audit. As of April 30,
2020, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. As of October 31, 2019, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $22,759,325.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2019, the Fund had no net late year ordinary or capital losses.

H. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3). The Fund is subject to an interest expense due to the costs associated with the Fund's short positions in securities.

I. NEW ACCOUNTING PRONOUNCEMENTS

On March 30, 2017, the FASB issued Accounting Standards Update ("ASU") 2017-08
"Premium Amortization on Purchased Callable Debt Securities," which amends the amortization period for certain purchased callable debt securities held at a premium by shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security's maturity date. ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. ASU 2017-08 was adopted for these financial statements and did not have a material impact.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2020 (UNAUDITED)

commissions and other expenses connected with the execution of portfolio transactions, expenses associated with short sale transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2020, the cost of purchases and proceeds from sales of investments, excluding short-term investments, investments sold short and in-kind transactions, were $718,957,000 and $568,534,829, respectively. The cost of purchases to cover short sales and the proceeds of short sales were
$22,087,500 and $19,768,750, respectively.

For the six months ended April 30, 2020, there were no in-kind transactions.

                                 5. BORROWINGS

The Trust, on behalf of the Fund, along with the First Trust Series Fund and
First Trust Variable Insurance Trust, entered into a $200 million Credit
Agreement ("Line of Credit") with BNYM, to be a liquidity backstop during periods of high redemption volume. A commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans will be charged by BNYM, which First Trust allocates amongst the funds that had access to the Line of Credit. To the extent that the Fund accesses the
Line of Credit, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2020.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker dealers or large institutional investors that have entered into a participation agreement (an
"Authorized Participant"). Due to the nature of the Fund's investments, the
Fund's Creation Units are generally issued and redeemed for cash, although
Creation Units may be issued in-kind for securities in which the Fund invests in limited circumstances. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation
Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may increase or decrease with changes in the Fund's portfolio. The price for each Creation Unit will equal the daily
NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When Creation Units are issued for cash, the Authorized Participant may also be assessed an amount to cover the cost of purchasing portfolio securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The
Redemption Transaction Fee may increase or decrease with changes in the Fund's portfolio. When shares are redeemed for cash, the Authorized Participant may also be assessed an amount to cover other costs, including operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to portfolio securities sold in connection with the redemption.

                                                                         Page 31

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2020 (UNAUDITED)

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2021.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2020 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices

                                                                         Page 33


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2020 (UNAUDITED)

rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's
Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2020 (UNAUDITED)

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED    NOT BANK GUARANTEED    MAY LOSE VALUE

                                                                         Page 35

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

FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Enhanced Short
Maturity ETF (FTSM)

Semi-Annual Report
For the Six Months Ended
April 30, 2020


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2020

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Enhanced Short Maturity ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2020

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Enhanced Short Maturity ETF (the "Fund"), which contains detailed information about the Fund for the six months ended April 30, 2020.

Just one month ago, I noted in a letter to shareholders that a handful of states were set to open some "nonessential" businesses by early May. As of May 20,
2020, I am pleased to report that all 50 states and U.S. territories have eased some restrictions on businesses and social activity. Keep in mind, however, that the plan does entail governors phasing in the opening of businesses in the coming weeks or potentially months, so I see this news as essentially marking the beginning of the rebuilding process for the U.S. economy. We all need to be aware as well of the possibility of an uptick or even surge in the coronavirus
("COVID-19") infections as more people venture out of their homes. Prior to the last couple of weeks or so, the stay-at-home mandate severely restricted the movements of close to 315 million Americans, according to The Washington Post.
To put this further into perspective, because so many stores have been closed and so many people have been hunkering down at home, retail-store traffic in the
U.S. plunged 91.2% year-over-year for the week ended May 16, 2020, according to
Bloomberg. Truly amazing!

In this COVID-19 pandemic, there appears to be a notable disconnect between the state of the U.S. economy, which is expected to go from bad to downright terrible between the first quarter and second quarter of the year, and the performance of the stock market, which has been much better than expected. While the data and commentary in this report are technically supposed to run through
April 30, 2020, I feel compelled to offer insight that is as up to date as possible. The 2020 peak in the stock market, as measured by the S&P 500(R) Index
(the "Index"), occurred on February 19. That day also marked the all-time high for the Index. From February 19, 2020, through March 23, 2020, the Index declined by 33.92% on a price-only basis (no dividends included), according to
Bloomberg. We should note that the Index slid into bear market territory on
March 12, 2020. A bear market is defined by a 20% or greater decline in price from its most recent peak. That took just 16 trading days, the quickest plunge into a bear market ever. From March 23, 2020 through May 20, 2020, the Index staged an impressive rebound, posting a price-only gain of 32.82%, according to
Bloomberg. As of May 20, 2020, the Index stood just 12.24% below its all-time high set on February 19, 2020. But the game, as they say, is not over. Even though stocks have rebounded significantly from their March lows, 68% of the money managers that participated in the most recent Bank of America global fund manager survey believe that stocks are still in a bear market, according to
MarketWatch. What are they likely concerned about? In addition to a dismal economic outlook for the near-term, research from Bespoke Investment Group, an independent research firm, indicates that there have been 25 bear markets since
1928 and 60% of the time the Index declined a second time during the bear market and went on to establish a new low for the period.

With respect to the state of the economy, the Congressional Budget Office announced on May 19, 2020, that it sees real U.S. gross domestic product ("GDP")
declining by an annualized 38% in the second quarter of 2020, reportedly in line with Wall Street economists, according to CNBC. Some estimates are more dire.
The GDP estimate from the Atlanta Federal Reserve calls for a 42% plunge. These numbers are so large in scope they are mind-boggling. The Bureau of Economic
Analysis is scheduled to release its GDP report on July 30, 2020. Until then, we may continue to have a disconnect between the economy and the markets. Let us hope it is as positive as the one we are currently enjoying.

The U.S. government shut down huge chunks of our economy in order to protect lives and prevent our health care system from being overwhelmed by COVID-19 patients. Our economic woes, in other words, are man-made. The remedies to this pandemic will also likely be man-made. They could come in the form of therapeutics and/or a vaccine. Perhaps more than one vaccine. At this stage of the pandemic fight, we have one message for investors: Stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

The investment objective of First Trust Enhanced Short Maturity ETF (the "Fund")
is to seek current income, consistent with preservation of capital and daily liquidity. Under normal market conditions, the Fund intends to achieve its investment objective by investing at least 80% of its net assets in a portfolio of U.S. dollar-denominated fixed- and variable-rate debt securities, including securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities, residential and commercial mortgage-backed securities, asset-backed securities, U.S. corporate bonds, fixed income securities issued by non-U.S. corporations and governments, municipal obligations, privately issued securities and other debt securities bearing fixed or floating interest rates. The Fund may also invest in money market securities. Shares of the Fund are listed on The Nasdaq Stock Market LLC under the ticker symbol "FTSM."

The Fund's investment advisor, First Trust Advisors L.P. (the "Advisor"), selects securities for the portfolio by evaluating fixed income sectors and macro market trends while completing bottom-up analysis of individual securities. Portfolio securities are selected based upon relative value in the context of overall portfolio duration. Key inputs for the screens in the securities selection process include, but are not limited to, credit quality, yield, interest rate sensitivity and liquidity. The Fund's holdings are systematically monitored for meaningful changes in performance and risk measures. A security will generally be sold when the Advisor believes that a security can be substituted for a similar investment that represents better relative value; it lacks adequate compensation for embedded credit risk; or when rebalancing the portfolio to maintain diversification. Under normal market conditions, the Fund's average duration is expected to be less than one year and the average maturity of the Fund's portfolio is expected to be less than three years.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL                CUMULATIVE
                                                                                 TOTAL RETURNS               TOTAL RETURNS
                                                 6 Months      1 Year       5 Years      Inception      5 Years      Inception
                                                  Ended         Ended        Ended        (8/5/14)       Ended        (8/5/14)
                                                 4/30/20       4/30/20      4/30/20      to 4/30/20     4/30/20      to 4/30/20
FUND PERFORMANCE
NAV                                               0.12%         1.47%        1.42%         1.32%         7.29%         7.80%
Market Price                                      0.03%         1.40%        1.41%         1.31%         7.25%         7.73%

INDEX PERFORMANCE
ICE BofA 0-1 Year U.S. Treasury Index             1.30%         2.71%        1.40%         1.24%         7.21%         7.32%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

--------------------------------------------------------
                                          % OF TOTAL
ASSET CLASSIFICATION                  INVESTMENTS & CASH
--------------------------------------------------------
Corporate Bonds and Notes                   41.30%
Commercial Paper                            23.68
Foreign Corporate Bonds and Notes           16.98
Asset-Backed Securities                     10.38
U.S. Government Agency Mortgage-
   Backed Securities                         3.94
U.S. Government Notes                        1.96
Certificate of Deposit                       1.12
Mortgage-Backed Securities                   0.57
Cash                                         0.07
                                           -------
     Total                                 100.00%
                                           =======

--------------------------------------------------------
                                          % OF TOTAL
CREDIT QUALITY(1)                     INVESTMENTS & CASH
--------------------------------------------------------
Government and Agency                        5.90%
AAA                                          4.81
AA+                                          1.86
AA                                           0.66
AA-                                          5.03
A+                                           8.41
A                                            8.00
A-                                          10.77
BBB+                                        13.18
BBB                                          9.46
BBB-                                         1.20
A-1 (Short Term)                             6.42
A-2 (Short Term)                            16.40
A-3 (Short Term)                             0.86
Not Rated                                    6.97
Cash                                         0.07
                                           -------
     Total                                 100.00%
                                           =======

--------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                         INVESTMENTS
--------------------------------------------------------
U.S. Treasury Note 1.50%, 11/30/2021         0.83%
U.S. Treasury Note 1.50%, 6/15/2020          0.82
VMware, Inc.                                 0.52
Verizon Communications, Inc.,
   3 Mo. LIBOR + 1.00%                       0.52
AT&T, Inc.                                   0.51
BPCE S.A., Medium-Term Note,
   3 Mo. LIBOR + 0.88%                       0.51
Toronto-Dominion Bank (The), Medium-
   Term Note, 3 Mo. LIBOR + 0.30%            0.51
Jackson National Life Global Funding,
   SOFR + 0.60%                              0.50
New York Life Global Funding,
   3 Mo. LIBOR + 0.28%                       0.50
Morgan Stanley, Global Medium-
   Term Note, SOFR + 0.70%                   0.49
                                           -------
     Total                                   5.71%
                                           =======

-----------------------------
(1)   The ratings are by Standard & Poor's Ratings Group, a division of The
      McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings.
      Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher.
      The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares.
      U.S. Treasury and U.S. Agency mortgage-backed securities appear under
      "Government". Credit ratings are subject to change.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)


              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    AUGUST 5, 2014 - APRIL 30, 2020

            First Trust Enhanced         ICE BofA 0-1 Year
             Short Maturity ETF         U.S. Treasury Index
8/5/14            $10,000                     $10,000
10/31/14           10,016                      10,002
4/30/15            10,047                      10,011
10/31/15           10,045                      10,020
4/30/16            10,079                      10,045
10/31/16           10,138                      10,073
4/30/17            10,206                      10,096
10/31/17           10,289                      10,147
4/30/18            10,371                      10,207
10/31/18           10,486                      10,311
4/30/19            10,624                      10,449
10/31/19           10,767                      10,594
4/30/20            10,780                      10,732


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 1, 2014 through
April 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                          NUMBER OF DAYS BID/ASK MIDPOINT               NUMBER OF DAYS BID/ASK MIDPOINT
                                    AT/ABOVE NAV                                   BELOW NAV
                      ----------------------------------------      ----------------------------------------
                      0.00%-     0.50%-     1.00%-                  0.00%-     0.50%-     1.00%-
FOR THE PERIOD        0.49%      0.99%      1.99%      >=2.00%      0.49%      0.99%      1.99%      >=2.00%
11/1/14 - 10/31/15      54          0          0          0          197          0          0          0
11/1/15 - 10/31/16     101          0          0          0          151          0          0          0
11/1/16 - 10/31/17     173          0          0          0           79          0          0          0
11/1/17 - 10/31/18     179          0          0          0           73          0          0          0
11/1/18 - 10/31/19     160          0          0          0           91          0          0          0
11/1/19 - 4/30/20       50          0          0          0           69          2          2          1



--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2020 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") is the investment advisor to the First
Trust Enhanced Short Maturity ETF (the "Fund" or "FTSM"). In this capacity,
First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio and certain other services necessary for the management of the portfolio.

                           PORTFOLIO MANAGEMENT TEAM

TODD LARSON, CFA - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER, FIRST TRUST
   INVESTMENT GRADE FIXED INCOME GROUP
JEREMIAH CHARLES - SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, FIRST TRUST
   SECURITIZED PRODUCTS GROUP
JAMES SNYDER - SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, FIRST TRUST
   SECURITIZED PRODUCTS GROUP
ERIC MAISEL, CFA - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER, FIRST TRUST
   INVESTMENT GRADE FIXED INCOME GROUP

                                                                          Page 5


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2020 (UNAUDITED)

As a shareholder of First Trust Enhanced Short Maturity ETF (the "Fund"), you
incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-----------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUALIZED
                                                                                        EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING            ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE      ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                 NOVEMBER 1, 2019    APRIL 30, 2020      PERIOD (a)        PERIOD (b)
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
Actual                                              $1,000.00          $1,001.20            0.40%             $1.99
Hypothetical (5% return before expenses)            $1,000.00          $1,022.87            0.40%             $2.01


(a)   These expense ratios reflect expense waivers. See Note 3 in the Notes to the Financial Statements.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2019 through April 30, 2020), multiplied by 182/366 (to reflect the six-month period).


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES -- 41.5%

                  AEROSPACE/DEFENSE -- 0.7%
$     10,000,000  L3Harris Technologies, Inc. (a).................................      4.95%        02/15/21    $     10,170,204
      10,505,000  Lockheed Martin Corp............................................      2.50%        11/23/20          10,568,268
      11,914,000  Northrop Grumman Corp...........................................      2.08%        10/15/20          11,978,743
       1,492,000  Northrop Grumman Corp...........................................      2.55%        10/15/22           1,545,967
                                                                                                                 ----------------
                                                                                                                       34,263,182
                                                                                                                 ----------------
                  AGRICULTURE -- 0.9%
       3,502,000  Altria Group, Inc...............................................      4.75%        05/05/21           3,614,294
      15,190,000  BAT Capital Corp., 3 Mo. LIBOR + 0.59% (b)......................      2.29%        08/14/20          15,130,831
       7,452,000  BAT Capital Corp., 3 Mo. LIBOR + 0.88% (b)......................      2.57%        08/15/22           7,159,339
       1,550,000  Philip Morris International, Inc................................      2.38%        08/17/22           1,595,183
      17,577,000  Reynolds American, Inc..........................................      3.25%        06/12/20          17,596,000
                                                                                                                 ----------------
                                                                                                                       45,095,647
                                                                                                                 ----------------
                  AUTO MANUFACTURERS -- 3.9%
       6,000,000  American Honda Finance Corp., 3 Mo. LIBOR +
                     0.26% (b)....................................................      1.00%        06/16/20           5,996,742
       3,800,000  American Honda Finance Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.47% (b)......................................      1.82%        01/08/21           3,783,007
       3,000,000  American Honda Finance Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.35% (b)......................................      1.12%        06/11/21           2,972,316
      20,000,000  American Honda Finance Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.37% (b)......................................      2.10%        05/10/23          19,152,705
      10,000,000  BMW US Capital LLC, 3 Mo. LIBOR + 0.41% (a) (b).................      1.72%        04/12/21           9,830,292
       4,400,000  BMW US Capital LLC, 3 Mo. LIBOR + 0.50% (a) (b).................      2.21%        08/13/21           4,289,712
      10,000,000  Daimler Finance North America LLC, 3 Mo. LIBOR +
                     0.39% (a) (b)................................................      2.14%        05/04/20          10,000,000
       1,500,000  Daimler Finance North America LLC, 3 Mo. LIBOR +
                     0.53% (a) (b)................................................      2.27%        05/05/20           1,499,956
       5,730,000  Daimler Finance North America LLC, 3 Mo. LIBOR +
                     0.43% (a) (b)................................................      2.14%        02/12/21           5,576,300
       2,000,000  Daimler Finance North America LLC, 3 Mo. LIBOR +
                     0.90% (a) (b)................................................      2.59%        02/15/22           1,894,394
       5,000,000  Daimler Finance North America LLC (a)...........................      1.75%        03/10/23           4,779,602
      14,742,000  General Motors Co., 3 Mo. LIBOR + 0.80% (b).....................      2.54%        08/07/20          14,632,944
       6,000,000  General Motors Financial Co., Inc...............................      3.20%        07/13/20           5,989,084
       3,000,000  General Motors Financial Co., Inc., 3 Mo. LIBOR +
                     0.54% (b)....................................................      2.28%        11/06/20           2,948,330
       8,000,000  General Motors Financial Co., Inc., 3 Mo. LIBOR +
                     1.10% (b)....................................................      2.84%        11/06/21           7,488,557
       3,000,000  Hyundai Capital America (a).....................................      3.00%        10/30/20           3,000,790
       6,885,000  Hyundai Capital America (a).....................................      2.38%        02/10/23           6,636,326
       4,619,000  Nissan Motor Acceptance Corp., 3 Mo. LIBOR +
                     0.39% (a) (b)................................................      1.70%        07/13/20           4,576,908
       2,700,000  Nissan Motor Acceptance Corp., 3 Mo. LIBOR +
                     0.39% (a) (b)................................................      1.76%        09/28/20           2,640,994
       1,500,000  PACCAR Financial Corp., Medium-Term Note........................      2.25%        02/25/21           1,511,915
       2,000,000  PACCAR Financial Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.26% (b)......................................      1.99%        05/10/21           1,987,619
       5,000,000  Toyota Motor Credit Corp., Global Medium-Term Note,
                     3 Mo. LIBOR + 0.17% (b)......................................      1.06%        09/18/20           4,994,037
       4,000,000  Toyota Motor Credit Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.28% (b)......................................      1.59%        04/13/21           3,979,012


                        See Notes to Financial Statements                 Page 7


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  AUTO MANUFACTURERS (CONTINUED)
$     15,000,000  Toyota Motor Credit Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.29% (b)......................................      1.68%        10/07/21    $     14,824,244
       9,677,000  Toyota Motor Credit Corp., Medium-Term Note.....................      1.80%        10/07/21           9,752,741
      17,370,000  Volkswagen Group of America Finance LLC, 3 Mo. LIBOR
                     + 0.77% (a) (b)..............................................      2.48%        11/13/20          17,203,826
      10,000,000  Volkswagen Group of America Finance LLC, 3 Mo. LIBOR
                     + 0.86% (a) (b)..............................................      2.06%        09/24/21           9,717,066
       7,000,000  Volkswagen Group of America Finance LLC (a).....................      2.50%        09/24/21           6,983,531
                                                                                                                 ----------------
                                                                                                                      188,642,950
                                                                                                                 ----------------
                  BANKS -- 8.5%
       6,239,000  Bank of America Corp., 3 Mo. LIBOR + 0.38% (b)..................      1.42%        01/23/22           6,122,305
       5,000,000  Bank of America Corp. (c).......................................      2.74%        01/23/22           5,032,394
       5,000,000  Bank of America Corp., Global Medium-Term Note,
                     3 Mo. LIBOR + 1.42% (b)......................................      2.56%        04/19/21           5,027,052
       4,000,000  Bank of America Corp., Global Medium-Term Note,
                     3 Mo. LIBOR + 0.66% (b)......................................      1.77%        07/21/21           3,989,014
       6,642,000  Bank of America Corp., Global Medium-Term Note (c)..............      2.37%        07/21/21           6,646,389
       5,000,000  Bank of America Corp., Medium-Term Note.........................      2.63%        10/19/20           5,034,412
      18,560,000  Bank of America Corp., Medium-Term Note, 3 Mo. LIBOR
                     + 0.65% (b)..................................................      1.87%        06/25/22          18,333,607
       3,000,000  Bank of America N.A., 3 Mo. LIBOR + 0.35% (b)...................      2.03%        05/24/21           2,982,314
      15,000,000  Bank of America N.A., 3 Mo. LIBOR + 0.32% (b)...................      1.31%        07/26/21          14,882,127
       5,000,000  Bank of New York Mellon (The), Medium-Term Note,
                     3 Mo. LIBOR + 0.28% (b)......................................      1.53%        06/04/21           4,973,108
       3,385,000  Capital One N.A., 3 Mo. LIBOR + 0.82% (b).......................      2.55%        08/08/22           3,302,228
       3,240,000  Capital One N.A.................................................      2.15%        09/06/22           3,232,154
       3,000,000  Citibank N.A., 3 Mo. LIBOR + 0.30% (b)..........................      1.44%        10/20/20           2,997,229
      10,760,000  Citibank N.A., 3 Mo. LIBOR + 0.35% (b)..........................      2.06%        02/12/21          10,727,298
      15,000,000  Citibank N.A., 3 Mo. LIBOR + 0.60% (b)..........................      2.29%        05/20/22          14,883,599
       1,000,000  Citigroup, Inc., 3 Mo. LIBOR + 1.19% (b)........................      2.95%        08/02/21             999,653
       2,000,000  Citigroup, Inc., 3 Mo. LIBOR + 1.07% (b)........................      2.07%        12/08/21           1,998,984
       9,959,000  Citigroup, Inc., 3 Mo. LIBOR + 0.96% (b)........................      1.95%        04/25/22           9,885,502
       5,000,000  Citigroup, Inc., SOFR + 0.87% (b)...............................      1.55%        11/04/22           4,856,263
       5,000,000  Citigroup, Inc. (c).............................................      2.31%        11/04/22           5,047,883
       6,425,000  Citizens Bank N.A./Providence RI, 3 Mo. LIBOR +
                     0.57% (b)....................................................      2.22%        05/26/20           6,427,631
       2,013,000  Citizens Bank N.A./Providence RI................................      2.25%        10/30/20           2,020,072
       1,500,000  Citizens Bank N.A./Providence RI, Medium-Term Note..............      2.55%        05/13/21           1,515,789
      14,035,000  Discover Bank...................................................      3.10%        06/04/20          14,037,482
       2,000,000  Fifth Third Bancorp.............................................      1.63%        05/05/23           1,998,720
       7,725,000  Fifth Third Bank/Cincinnati OH, 3 Mo. LIBOR +
                     0.44% (b)....................................................      1.43%        07/26/21           7,669,488
       5,194,000  Goldman Sachs Bank USA/New York NY, SOFR +
                     0.60% (b)....................................................      0.64%        05/24/21           5,155,982
       7,000,000  Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR +
                     1.20% (b)....................................................      1.94%        09/15/20           7,009,733
       6,000,000  Goldman Sachs Group, (The), Inc.................................      2.60%        12/27/20           6,012,567
      10,308,000  Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR +
                     1.17% (b)....................................................      2.86%        11/15/21          10,294,969
       5,000,000  Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR +
                     1.11% (b)....................................................      2.10%        04/26/22           4,977,804
       5,000,000  Goldman Sachs Group, (The), Inc.................................      3.00%        04/26/22           5,066,961


Page 8                  See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  BANKS (CONTINUED)
$      6,500,000  Goldman Sachs Group, (The), Inc. (c)............................      2.88%        10/31/22    $      6,607,278
       5,000,000  JPMorgan Chase & Co., 3 Mo. LIBOR + 0.68% (b)...................      2.26%        06/01/21           4,999,417
       3,000,000  JPMorgan Chase & Co., 3 Mo. LIBOR + 0.61% (b)...................      1.50%        06/18/22           2,976,030
      11,900,000  JPMorgan Chase & Co. (c)........................................      3.51%        06/18/22          12,183,556
       6,000,000  JPMorgan Chase & Co.............................................      2.97%        01/15/23           6,176,344
       6,060,000  JPMorgan Chase & Co. (c)........................................      2.78%        04/25/23           6,209,807
       3,300,000  KeyBank N.A./Cleveland OH, 3 Mo. LIBOR + 0.81% (b)..............      2.49%        11/22/21           3,282,143
      14,406,000  KeyCorp., Medium-Term Note......................................      2.90%        09/15/20          14,489,624
      15,784,000  Morgan Stanley, 3 Mo. LIBOR + 1.18% (b).........................      2.32%        01/20/22          15,744,704
       3,463,000  Morgan Stanley, Global Medium-Term Note.........................      2.50%        04/21/21           3,506,196
      11,000,000  Morgan Stanley, Global Medium-Term Note, 3 Mo. LIBOR
                     + 1.40% (b)..................................................      2.51%        04/21/21          11,039,138
      25,000,000  Morgan Stanley, Global Medium-Term Note, SOFR +
                     0.70% (b)....................................................      0.71%        01/20/23          24,156,101
       4,900,000  National Securities Clearing Corp. (a)..........................      1.20%        04/23/23           4,904,380
       5,000,000  PNC Bank N.A., 3 Mo. LIBOR + 0.33% (b)..........................      2.00%        02/24/23           4,878,088
      12,050,000  Regions Bank/Birmingham AL, 3 Mo. LIBOR +
                     0.38% (b)....................................................      1.81%        04/01/21          11,958,332
       7,000,000  Regions Bank/Birmingham AL, 3 Mo. LIBOR +
                     0.50% (b)....................................................      2.21%        08/13/21           6,917,277
       3,990,000  State Street Corp. (a) (c)......................................      2.83%        03/30/23           4,103,165
         260,000  Truist Bank, 3 Mo. LIBOR + 0.22% (b)............................      1.80%        06/01/20             260,000
       7,000,000  Truist Bank, 3 Mo. LIBOR + 0.50% (b)............................      1.49%        10/26/21           6,946,392
      10,000,000  Truist Bank, 3 Mo. LIBOR + 0.59% (b)............................      2.28%        05/17/22           9,910,441
       3,000,000  Truist Bank, SOFR + 0.73% (b)...................................      0.90%        03/09/23           2,897,002
       1,031,000  Truist Financial Corp., Medium-Term Note, 3 Mo. LIBOR
                     + 0.57% (b)..................................................      1.31%        06/15/20           1,031,011
       2,852,000  Truist Financial Corp., Medium-Term Note, 3 Mo. LIBOR
                     + 0.22% (b)..................................................      1.98%        02/01/21           2,834,861
       2,000,000  US Bank N.A./Cincinnati OH, 3 Mo. LIBOR +
                     0.32% (b)....................................................      1.31%        04/26/21           1,995,808
       6,952,000  Wells Fargo & Co., 3 Mo. LIBOR + 0.93% (b)......................      2.66%        02/11/22           6,906,461
       5,000,000  Wells Fargo & Co., Medium-Term Note.............................      3.00%        01/22/21           5,065,027
      10,000,000  Wells Fargo & Co., Medium-Term Note.............................      3.50%        03/08/22          10,370,913
       3,793,000  Wells Fargo Bank N.A., 3 Mo. LIBOR + 0.50% (b)..................      1.54%        07/23/21           3,775,082
       4,646,000  Wells Fargo Bank N.A. (c).......................................      2.08%        09/09/22           4,688,935
      10,000,000  Wells Fargo Bank N.A., Medium-Term Note, 3 Mo. LIBOR
                     + 0.38% (b)..................................................      2.08%        05/21/21           9,946,058
                                                                                                                 ----------------
                                                                                                                      413,900,284
                                                                                                                 ----------------
                  BEVERAGES -- 0.0%
       2,200,000  Constellation Brands, Inc.......................................      2.25%        11/06/20           2,214,719
                                                                                                                 ----------------
                  BIOTECHNOLOGY -- 0.5%
       8,894,000  Amgen, Inc......................................................      2.13%        05/01/20           8,894,000
      15,500,000  Amgen, Inc., 3 Mo. LIBOR + 0.45% (b)............................      2.18%        05/11/20          15,504,281
                                                                                                                 ----------------
                                                                                                                       24,398,281
                                                                                                                 ----------------
                  BUILDING MATERIALS -- 0.1%
       3,566,000  Vulcan Materials Co., 3 Mo. LIBOR + 0.60% (b)...................      1.34%        06/15/20           3,559,730
                                                                                                                 ----------------
                  CHEMICALS -- 0.3%
       2,000,000  Chevron Phillips Chemical Co. LLC / Chevron Phillips
                     Chemical Co., L.P., 3 Mo. LIBOR + 0.75% (a) (b)..............      2.51%        05/01/20           2,000,000
      10,527,000  DuPont de Nemours, Inc., 3 Mo. LIBOR + 0.71% (b)................      2.40%        11/15/20          10,494,590
                                                                                                                 ----------------
                                                                                                                       12,494,590
                                                                                                                 ----------------


                        See Notes to Financial Statements                 Page 9


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  COMMERCIAL SERVICES -- 0.1%
$      4,064,000  ERAC USA Finance LLC (a)........................................      5.25%        10/01/20    $      4,118,089
                                                                                                                 ----------------
                  COMPUTERS -- 0.6%
       3,000,000  Apple, Inc......................................................      1.55%        08/04/21           3,029,885
      12,340,000  Hewlett Packard Enterprise Co...................................      3.60%        10/15/20          12,418,724
       3,905,000  Hewlett Packard Enterprise Co., 3 Mo. LIBOR +
                     0.68% (b)....................................................      1.46%        03/12/21           3,868,603
       1,500,000  International Business Machines Corp............................      1.63%        05/15/20           1,500,460
      10,000,000  International Business Machines Corp., 3 Mo. LIBOR +
                     0.40% (b)....................................................      2.11%        05/13/21           9,998,675
                                                                                                                 ----------------
                                                                                                                       30,816,347
                                                                                                                 ----------------
                  DIVERSIFIED FINANCIAL SERVICES -- 1.8%
       4,100,000  AIG Global Funding, 3 Mo. LIBOR + 0.65% (a) (b).................      1.75%        01/22/21           4,071,085
       8,111,000  American Express Co., 3 Mo. LIBOR + 0.33% (b)...................      1.09%        10/30/20           8,101,533
       6,000,000  American Express Co., 3 Mo. LIBOR + 0.53% (b)...................      2.22%        05/17/21           5,970,992
      11,000,000  American Express Co., 3 Mo. LIBOR + 0.60% (b)...................      2.34%        11/05/21          10,907,553
      14,495,000  American Express Co., 3 Mo. LIBOR + 0.62% (b)...................      2.31%        05/20/22          14,330,353
       3,000,000  American Express Co., 3 Mo. LIBOR + 0.75% (b)...................      2.51%        08/03/23           2,921,570
      17,000,000  Capital One Financial Corp., 3 Mo. LIBOR + 0.76% (b)............      2.47%        05/12/20          16,997,963
       2,870,000  Capital One Financial Corp., 3 Mo. LIBOR + 0.45% (b)............      1.21%        10/30/20           2,862,475
       4,706,000  Capital One Financial Corp......................................      2.40%        10/30/20           4,723,079
       8,226,000  Capital One Financial Corp......................................      3.45%        04/30/21           8,345,734
      10,505,000  Charles Schwab (The) Corp., 3 Mo. LIBOR + 0.32% (b).............      2.02%        05/21/21          10,420,791
                                                                                                                 ----------------
                                                                                                                       89,653,128
                                                                                                                 ----------------
                  ELECTRIC -- 2.7%
      10,410,000  Alabama Power Co., Series 17A...................................      2.45%        03/30/22          10,692,974
       2,080,000  Appalachian Power Co............................................      4.60%        03/30/21           2,127,603
      11,000,000  Consolidated Edison Co. of New York Inc., Series C,
                     3 Mo. LIBOR + 0.40% (b)......................................      1.62%        06/25/21          10,878,847
      10,000,000  Consolidated Edison, Inc........................................      2.00%        05/15/21          10,063,778
       8,510,000  Dominion Energy, Inc., Series B.................................      2.75%        01/15/22           8,703,484
       2,135,000  Dominion Energy, Inc., Series C.................................      2.00%        08/15/21           2,150,269
      10,000,000  DTE Energy Co., Series B........................................      2.60%        06/15/22          10,139,090
       5,000,000  Duke Energy Corp., 3 Mo. LIBOR + 0.50% (a) (b)..................      2.20%        05/14/21           4,984,915
       5,900,000  Duke Energy Corp., 3 Mo. LIBOR + 0.65% (b)......................      1.42%        03/11/22           5,862,492
       3,000,000  Duke Energy Florida LLC, Series A, 3 Mo. LIBOR +
                     0.25% (b)....................................................      1.90%        11/26/21           2,970,153
       8,962,000  Exelon Corp.....................................................      2.85%        06/15/20           8,967,415
      13,000,000  Florida Power & Light Co., 3 Mo. LIBOR + 0.40% (b)..............      2.14%        05/06/22          12,887,878
       7,425,000  NextEra Energy Capital Holdings, Inc............................      2.40%        09/01/21           7,552,961
       4,520,000  NextEra Energy Capital Holdings, Inc., 3 Mo. LIBOR +
                     0.72% (b)....................................................      2.40%        02/25/22           4,479,838
       4,525,000  Southern (The) Co...............................................      2.35%        07/01/21           4,581,426
       7,686,000  Southern Power Co., Series 15B..................................      2.38%        06/01/20           7,693,101
      16,000,000  WEC Energy Group, Inc...........................................      2.45%        06/15/20          16,002,982
                                                                                                                 ----------------
                                                                                                                      130,739,206
                                                                                                                 ----------------
                  ELECTRONICS -- 0.2%
       2,000,000  Honeywell International, Inc., 3 Mo. LIBOR + 0.37% (b)..........      2.10%        08/08/22           1,984,102
       6,565,000  Roper Technologies, Inc.........................................      3.00%        12/15/20           6,618,419
                                                                                                                 ----------------
                                                                                                                        8,602,521
                                                                                                                 ----------------


Page 10                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  ENVIRONMENTAL CONTROL -- 0.5%
$      8,876,000  Waste Management, Inc...........................................      4.75%        06/30/20    $      8,927,135
      14,855,000  Waste Management, Inc...........................................      4.60%        03/01/21          15,146,071
                                                                                                                 ----------------
                                                                                                                       24,073,206
                                                                                                                 ----------------
                  FOOD -- 0.8%
       6,810,000  Conagra Brands, Inc., 3 Mo. LIBOR + 0.75% (b)...................      1.85%        10/22/20           6,801,486
      13,477,000  General Mills, Inc., 3 Mo. LIBOR + 0.54% (b)....................      1.72%        04/16/21          13,407,408
       5,348,000  Kroger (The) Co.................................................      2.60%        02/01/21           5,393,649
      11,484,000  Tyson Foods, Inc., 3 Mo. LIBOR + 0.55% (b)......................      2.13%        06/02/20          11,488,042
                                                                                                                 ----------------
                                                                                                                       37,090,585
                                                                                                                 ----------------
                  GAS -- 0.5%
       4,313,000  Dominion Energy Gas Holdings LLC................................      2.80%        11/15/20           4,335,032
      18,010,000  Dominion Energy Gas Holdings LLC, Series A,
                     3 Mo. LIBOR + 0.60% (b)......................................      1.34%        06/15/21          17,852,453
       1,140,000  NiSource, Inc...................................................      2.65%        11/17/22           1,173,904
                                                                                                                 ----------------
                                                                                                                       23,361,389
                                                                                                                 ----------------
                  HEALTH CARE SERVICES -- 0.9%
       7,383,000  Anthem, Inc.....................................................      2.50%        11/21/20           7,438,228
       9,300,000  Humana, Inc.....................................................      2.50%        12/15/20           9,348,576
       2,711,000  UnitedHealth Group, Inc.........................................      2.70%        07/15/20           2,719,723
       1,000,000  UnitedHealth Group, Inc., 3 Mo. LIBOR + 0.07% (b)...............      1.29%        10/15/20             997,780
      15,000,000  UnitedHealth Group, Inc.........................................      1.95%        10/15/20          15,001,477
       1,001,000  UnitedHealth Group, Inc.........................................      2.13%        03/15/21           1,011,809
       6,156,000  UnitedHealth Group, Inc., 3 Mo. LIBOR + 0.26% (b)...............      1.00%        06/15/21           6,108,335
                                                                                                                 ----------------
                                                                                                                       42,625,928
                                                                                                                 ----------------
                  INSURANCE -- 4.3%
       1,000,000  Allstate (The) Corp., 3 Mo. LIBOR + 0.43% (b)...................      1.80%        03/29/21             994,369
      16,056,000  Allstate (The) Corp., 3 Mo. LIBOR + 0.63% (b)...................      2.00%        03/29/23          15,676,812
       4,328,000  American International Group, Inc...............................      3.38%        08/15/20           4,352,814
       5,512,000  American International Group, Inc...............................      3.30%        03/01/21           5,593,419
      13,125,000  Athene Global Funding, 3 Mo. LIBOR + 1.23% (a) (b)..............      2.67%        07/01/22          12,656,485
       5,108,000  Athene Global Funding (a).......................................      3.00%        07/01/22           5,133,447
       3,750,000  Jackson National Life Global Funding, 3 Mo. LIBOR +
                     0.30% (a) (b)................................................      1.52%        10/15/20           3,738,887
      11,510,000  Jackson National Life Global Funding, 3 Mo. LIBOR +
                     0.48% (a) (b)................................................      1.25%        06/11/21          11,382,333
      25,600,000  Jackson National Life Global Funding, SOFR +
                     0.60% (a) (b)................................................      0.61%        01/06/23          24,580,271
       4,200,000  Massmutual Global Funding II (a)................................      2.45%        11/23/20           4,235,014
      25,000,000  MET Tower Global Funding, SOFR + 0.55% (a) (b)..................      0.56%        01/17/23          24,129,815
       5,000,000  Metropolitan Life Global Funding I, SOFR +
                     0.57% (a) (b)................................................      0.58%        09/07/20           4,979,579
      10,000,000  Metropolitan Life Global Funding I, 3 Mo. LIBOR +
                     0.23% (a) (b)................................................      1.58%        01/08/21           9,986,905
       2,000,000  Metropolitan Life Global Funding I, SOFR +
                     0.57% (a) (b)................................................      0.58%        01/13/23           1,929,882
       2,000,000  New York Life Global Funding, 3 Mo. LIBOR +
                     0.28% (a) (b)................................................      1.17%        01/28/21           1,993,307
      20,000,000  New York Life Global Funding, 3 Mo. LIBOR +
                     0.28% (a) (b)................................................      1.39%        01/21/22          19,730,945
      10,550,000  New York Life Global Funding, 3 Mo. LIBOR +
                     0.44% (a) (b)................................................      1.75%        07/12/22          10,419,054


                        See Notes to Financial Statements                Page 11


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  INSURANCE (CONTINUED)
$     25,000,000  New York Life Global Funding, 3 Mo. LIBOR +
                     0.28% (a) (b)................................................      2.01%        01/10/23    $     24,454,542
       3,000,000  Principal Life Global Funding II, 3 Mo. LIBOR +
                     0.30% (a) (b)................................................      1.53%        06/26/20           3,001,084
       1,750,000  Principal Life Global Funding II (a)............................      2.63%        11/19/20           1,761,139
      14,300,000  Protective Life Global Funding, 3 Mo. LIBOR +
                     0.52% (a) (b)................................................      1.89%        06/28/21          14,241,781
       6,959,000  Unum Group......................................................      5.63%        09/15/20           7,039,336
                                                                                                                 ----------------
                                                                                                                      212,011,220
                                                                                                                 ----------------
                  INTERNET -- 0.1%
       6,633,000  TD Ameritrade Holding Corp., 3 Mo. LIBOR +
                     0.43% (b)....................................................      2.19%        11/01/21           6,574,547
                                                                                                                 ----------------
                  LODGING -- 0.3%
       1,850,000  Marriott International, Inc., 3 Mo. LIBOR + 0.65% (b)...........      1.65%        03/08/21           1,795,164
      13,405,000  Marriott International, Inc., Series Y, 3 Mo. LIBOR +
                     0.60% (b)....................................................      2.18%        12/01/20          13,180,811
                                                                                                                 ----------------
                                                                                                                       14,975,975
                                                                                                                 ----------------
                  MACHINERY-CONSTRUCTION & MINING -- 0.8%
       3,222,000  Caterpillar Financial Services Corp., Global Medium-Term
                     Note.........................................................      1.85%        09/04/20           3,231,892
       2,000,000  Caterpillar Financial Services Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.25% (b)......................................      1.90%        08/26/20           2,000,042
       3,750,000  Caterpillar Financial Services Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.30% (b)......................................      1.30%        03/08/21           3,732,727
       6,000,000  Caterpillar Financial Services Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.23% (b)......................................      0.97%        03/15/21           5,979,727
       9,879,000  Caterpillar Financial Services Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.28% (b)......................................      1.28%        09/07/21           9,770,849
      15,000,000  Caterpillar Financial Services Corp., Medium-Term Note,
                     Series I, 3 Mo. LIBOR + 0.39% (b)............................      2.08%        05/17/21          14,906,443
                                                                                                                 ----------------
                                                                                                                       39,621,680
                                                                                                                 ----------------
                  MACHINERY-DIVERSIFIED -- 0.6%
       2,580,000  John Deere Capital Corp., Medium-Term Note......................      1.95%        06/22/20           2,584,512
      15,000,000  John Deere Capital Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.49% (b)......................................      1.26%        06/13/22          14,811,489
      10,000,000  Otis Worldwide Corp., 3 Mo. LIBOR + 0.45% (a) (b)...............      2.09%        04/05/23           9,736,658
                                                                                                                 ----------------
                                                                                                                       27,132,659
                                                                                                                 ----------------
                  MEDIA -- 1.3%
       3,630,000  Charter Communications Operating LLC / Charter
                     Communications Operating Capital.............................      3.58%        07/23/20           3,635,073
      15,480,000  Comcast Corp., 3 Mo. LIBOR + 0.33% (b)..........................      1.76%        10/01/20          15,489,749
       1,832,000  Comcast Corp., 3 Mo. LIBOR + 0.44% (b)..........................      1.87%        10/01/21           1,827,098
      22,810,000  NBCUniversal Enterprise, Inc., 3 Mo. LIBOR +
                     0.40% (a) (b)................................................      1.83%        04/01/21          22,814,112
       5,000,000  Walt Disney (The) Co., 3 Mo. LIBOR + 0.25% (b)..................      1.83%        09/01/21           4,973,755
      13,450,000  Walt Disney (The) Co., 3 Mo. LIBOR + 0.39% (b)..................      1.97%        09/01/22          13,371,866
                                                                                                                 ----------------
                                                                                                                       62,111,653
                                                                                                                 ----------------
                  MISCELLANEOUS MANUFACTURING -- 0.4%
       5,675,000  General Electric Co., Medium-Term Note..........................      5.55%        05/04/20           5,675,000
      15,804,000  General Electric Co., Medium-Term Note..........................      4.38%        09/16/20          15,921,812
                                                                                                                 ----------------
                                                                                                                       21,596,812
                                                                                                                 ----------------


Page 12                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  OIL & GAS -- 1.5%
$      9,169,000  BP Capital Markets America, Inc., 3 Mo. LIBOR +
                     0.65% (b)....................................................      1.70%        09/19/22    $      8,805,986
       3,500,000  Chevron Corp., 3 Mo. LIBOR + 0.95% (b)..........................      2.64%        05/16/21           3,501,895
       2,235,000  Chevron Corp., 3 Mo. LIBOR + 0.48% (b)..........................      1.94%        03/03/22           2,214,613
      12,796,000  Chevron Corp....................................................      2.41%        03/03/22          13,091,036
      16,153,000  ConocoPhillips Co., 3 Mo. LIBOR + 0.90% (b).....................      2.59%        05/15/22          15,612,854
       4,075,000  EOG Resources, Inc..............................................      4.40%        06/01/20           4,082,923
      10,000,000  Exxon Mobil Corp., 3 Mo. LIBOR + 0.33% (b)......................      2.02%        08/16/22           9,903,895
       4,507,000  Marathon Petroleum Corp.........................................      3.40%        12/15/20           4,516,187
       7,419,000  Phillips 66, 3 Mo. LIBOR + 0.60% (b)............................      2.25%        02/26/21           7,273,279
       3,289,000  Pioneer Natural Resources Co....................................      3.45%        01/15/21           3,300,147
         955,000  Valero Energy Corp..............................................      2.70%        04/15/23             954,319
                                                                                                                 ----------------
                                                                                                                       73,257,134
                                                                                                                 ----------------
                  PHARMACEUTICALS -- 3.3%
       3,173,000  AbbVie, Inc.....................................................      2.50%        05/14/20           3,174,191
       5,000,000  AbbVie, Inc., 3 Mo. LIBOR + 0.35% (a) (b).......................      2.05%        05/21/21           4,973,613
       5,400,000  AbbVie, Inc. (a)................................................      2.15%        11/19/21           5,472,679
       5,000,000  AbbVie, Inc., 3 Mo. LIBOR + 0.46% (a) (b).......................      2.15%        11/19/21           4,960,668
      12,000,000  AbbVie, Inc., 3 Mo. LIBOR + 0.65% (a) (b).......................      2.35%        11/21/22          11,769,459
       5,000,000  Bayer US Finance II LLC, 3 Mo. LIBOR + 0.63% (a) (b)............      1.85%        06/25/21           4,915,744
       1,500,000  Bayer US Finance II LLC (a).....................................      3.50%        06/25/21           1,530,902
       3,341,000  Becton Dickinson and Co.........................................      2.40%        06/05/20           3,340,491
      15,060,000  Bristol-Myers Squibb Co. (a)....................................      2.88%        08/15/20          15,139,114
      17,761,000  Bristol-Myers Squibb Co., 3 Mo. LIBOR + 0.20% (a) (b)...........      1.89%        11/16/20          17,758,663
       5,855,000  Bristol-Myers Squibb Co. (a)....................................      2.55%        05/14/21           5,951,298
       6,000,000  Bristol-Myers Squibb Co., 3 Mo. LIBOR + 0.38% (a) (b)...........      2.07%        05/16/22           5,970,741
       6,107,000  Cigna Corp......................................................      3.20%        09/17/20           6,148,527
      11,000,000  Cigna Corp., Series WI, 3 Mo. LIBOR + 0.65% (b).................      1.49%        09/17/21          10,817,217
      19,620,000  CVS Health Corp.................................................      2.80%        07/20/20          19,618,476
       6,000,000  CVS Health Corp., 3 Mo. LIBOR + 0.72% (b).......................      1.72%        03/09/21           5,988,343
      11,511,000  CVS Health Corp.................................................      3.35%        03/09/21          11,701,538
       1,473,000  CVS Health Corp.................................................      2.13%        06/01/21           1,485,369
       2,500,000  Express Scripts Holding Co., 3 Mo. LIBOR + 0.75% (b)............      2.33%        11/30/20           2,477,683
       1,573,000  Express Scripts Holding Co......................................      2.60%        11/30/20           1,581,905
      13,237,000  Zoetis, Inc.....................................................      3.45%        11/13/20          13,374,898
         524,000  Zoetis, Inc.....................................................      3.25%        08/20/21             536,973
                                                                                                                 ----------------
                                                                                                                      158,688,492
                                                                                                                 ----------------
                  PIPELINES -- 0.9%
      12,167,000  Enterprise Products Operating LLC...............................      5.20%        09/01/20          12,288,668
       3,000,000  Enterprise Products Operating LLC...............................      2.80%        02/15/21           3,018,214
       6,367,000  Kinder Morgan Energy Partners, L.P..............................      5.30%        09/15/20           6,416,175
       6,179,000  Kinder Morgan, Inc..............................................      6.50%        09/15/20           6,250,561
       5,000,000  MPLX, L.P., 3 Mo. LIBOR + 0.90% (b).............................      1.90%        09/09/21           4,705,143
       6,355,000  Spectra Energy Partners, L.P., 3 Mo. LIBOR + 0.70% (b)..........      2.01%        06/05/20           6,341,026
       4,125,000  Williams Cos. (The), Inc........................................      4.13%        11/15/20           4,138,803
                                                                                                                 ----------------
                                                                                                                       43,158,590
                                                                                                                 ----------------
                  REAL ESTATE INVESTMENT TRUSTS -- 0.1%
       1,000,000  American Tower Corp.............................................      3.30%        02/15/21           1,011,790
       5,483,000  Boston Properties, L.P..........................................      4.13%        05/15/21           5,575,001
                                                                                                                 ----------------
                                                                                                                        6,586,791
                                                                                                                 ----------------


                        See Notes to Financial Statements                Page 13


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  RETAIL -- 0.7%
$      3,000,000  Home Depot (The), Inc...........................................      4.40%        04/01/21    $      3,071,916
       7,366,000  Lowe's Cos., Inc................................................      3.75%        04/15/21           7,500,628
      10,000,000  McDonald's Corp., Medium-Term Note, 3 Mo. LIBOR +
                     0.43% (b)....................................................      1.32%        10/28/21           9,891,596
      12,513,000  O'Reilly Automotive, Inc........................................      4.88%        01/14/21          12,718,919
         801,000  Starbucks Corp..................................................      2.10%        02/04/21             806,840
                                                                                                                 ----------------
                                                                                                                       33,989,899
                                                                                                                 ----------------
                  SEMICONDUCTORS -- 0.2%
      10,000,000  Intel Corp., 3 Mo. LIBOR + 0.35% (b)............................      2.08%        05/11/22           9,943,830
                                                                                                                 ----------------
                  SOFTWARE -- 0.7%
       1,700,000  Fiserv, Inc.....................................................      2.70%        06/01/20           1,700,577
       5,500,000  Oracle Corp.....................................................      2.80%        07/08/21           5,625,091
       2,267,000  Oracle Corp.....................................................      1.90%        09/15/21           2,298,115
      25,401,000  VMware, Inc.....................................................      2.30%        08/21/20          25,425,264
                                                                                                                 ----------------
                                                                                                                       35,049,047
                                                                                                                 ----------------
                  TELECOMMUNICATIONS -- 2.0%
       2,000,000  AT&T, Inc., 3 Mo. LIBOR + 0.93% (b).............................      2.30%        06/30/20           2,002,418
       5,000,000  AT&T, Inc.......................................................      4.60%        02/15/21           5,073,869
       5,000,000  AT&T, Inc.......................................................      2.80%        02/17/21           5,054,438
       3,125,000  AT&T, Inc.......................................................      4.45%        05/15/21           3,223,083
       7,940,000  AT&T, Inc., 3 Mo. LIBOR + 0.75% (b).............................      2.33%        06/01/21           7,913,175
      21,600,000  AT&T, Inc., 3 Mo. LIBOR + 0.95% (b).............................      2.17%        07/15/21          21,574,511
       5,000,000  Cisco Systems, Inc..............................................      2.45%        06/15/20           5,010,344
       9,049,000  Cisco Systems, Inc..............................................      2.90%        03/04/21           9,217,734
       9,000,000  Verizon Communications, Inc., 3 Mo. LIBOR +
                     0.55% (b)....................................................      2.23%        05/22/20           9,006,692
       3,805,000  Verizon Communications, Inc.....................................      4.60%        04/01/21           3,931,471
      25,385,000  Verizon Communications, Inc., 3 Mo. LIBOR +
                     1.00% (b)....................................................      1.74%        03/16/22          25,424,273
                                                                                                                 ----------------
                                                                                                                       97,432,008
                                                                                                                 ----------------
                  TRANSPORTATION -- 0.7%
       7,448,000  Ryder System, Inc., Medium-Term Note............................      2.88%        09/01/20           7,455,944
       7,004,000  Union Pacific Corp..............................................      4.00%        02/01/21           7,089,783
      18,802,000  Union Pacific Corp..............................................      3.20%        06/08/21          19,232,340
                                                                                                                 ----------------
                                                                                                                       33,778,067
                                                                                                                 ----------------
                  TRUCKING & LEASING -- 0.6%
       7,365,000  Aviation Capital Group LLC, 3 Mo. LIBOR +
                     0.95% (a) (b)................................................      2.53%        06/01/21           6,825,676
       8,300,000  GATX Corp., 3 Mo. LIBOR + 0.72% (b).............................      2.46%        11/05/21           8,142,669
      16,846,000  Penske Truck Leasing Co., L.P. / PTL Finance Corp. (a)..........      3.20%        07/15/20          16,851,207
                                                                                                                 ----------------
                                                                                                                       31,819,552
                                                                                                                 ----------------
                  TOTAL CORPORATE BONDS AND NOTES..............................................................     2,023,377,738
                  (Cost $2,038,200,737)                                                                          ----------------



Page 14                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


                                                                                     ANNUALIZED
   PRINCIPAL                                                                        YIELD ON DATE     STATED
     VALUE                                  DESCRIPTION                              OF PURCHASE     MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
COMMERCIAL PAPER -- 23.8%

                  AEROSPACE/DEFENSE -- 1.4%
$     11,000,000  Airbus Finance BV...............................................      1.20%        05/26/20    $     10,990,986
      11,000,000  Airbus Finance BV...............................................      1.17%        05/28/20          10,990,512
      15,000,000  Boeing (The) Co.................................................      2.10%        06/11/20          14,964,835
      15,000,000  Boeing (The) Co.................................................      1.82%        07/01/20          14,954,628
      15,000,000  General Dynamics Corp...........................................      2.06%        07/14/20          14,937,657
                                                                                                                 ----------------
                                                                                                                       66,838,618
                                                                                                                 ----------------
                  AUTO MANUFACTURERS -- 1.1%
      15,000,000  American Honda Finance Corp.....................................      2.29%        05/06/20          14,995,303
      10,000,000  Daimler Finance North America LLC...............................      1.53%        05/20/20           9,992,082
      10,000,000  General Motors Financial Co., Inc...............................      3.82%        05/07/20           9,993,749
      10,000,000  Hyundai Capital America.........................................      1.98%        05/12/20           9,994,040
      10,000,000  Hyundai Capital America.........................................      2.09%        05/21/20           9,988,611
                                                                                                                 ----------------
                                                                                                                       54,963,785
                                                                                                                 ----------------
                  BANKS -- 0.4%
      10,000,000  Canadian Imperial Bank of Commerce, Federal Funds Rate
                     +0.35%(b)....................................................      0.40%        08/27/20          10,000,000
      10,000,000  National Australia Bank Ltd., 1 Mo. LIBOR +
                     0.16%(b).....................................................      0.88%        05/20/20           9,999,843
                                                                                                                 ----------------
                                                                                                                       19,999,843
                                                                                                                 ----------------
                  CHEMICALS -- 2.2%
      10,000,000  BASF SE.........................................................      2.09%        05/01/20          10,000,000
      15,000,000  BASF SE.........................................................      0.77%        05/22/20          14,993,350
      12,000,000  Eastman Chemical Co.............................................      2.29%        05/05/20          11,996,995
      15,000,000  EI du Pont de Nemours & Co......................................      1.04%        06/02/20          14,986,398
       5,500,000  EI du Pont de Nemours & Co......................................      0.92%        06/03/20           5,495,462
      10,000,000  LyondellBasell Investment LLC...................................      0.86%        05/19/20           9,995,750
      10,000,000  Nutrien Ltd.....................................................      2.04%        05/11/20           9,994,438
      10,000,000  Nutrien Ltd.....................................................      2.04%        05/14/20           9,992,769
      10,000,000  Nutrien Ltd.....................................................      1.68%        05/26/20           9,988,537
      10,000,000  Nutrien Ltd.....................................................      2.24%        06/01/20           9,981,030
                                                                                                                 ----------------
                                                                                                                      107,424,729
                                                                                                                 ----------------
                  DIVERSIFIED FINANCIAL SERVICES -- 0.7%
      20,000,000  CNPC Finance HK Ltd.............................................      1.27%        05/06/20          19,996,524
      15,000,000  CNPC Finance HK Ltd.............................................      1.32%        05/12/20          14,994,039
                                                                                                                 ----------------
                                                                                                                       34,990,563
                                                                                                                 ----------------
                  ELECTRIC -- 2.9%
      15,000,000  Alabama Power Co................................................      1.48%        05/01/20          15,000,000
      20,000,000  American Electric Power Co., Inc................................      2.75%        05/08/20          19,989,477
      10,000,000  CenterPoint Energy, Inc.........................................      1.80%        05/13/20           9,994,096
       5,500,000  CenterPoint Energy, Inc.........................................      1.85%        05/15/20           5,496,104
      10,000,000  CenterPoint Energy, Inc.........................................      2.07%        05/26/20           9,985,895
      12,500,000  Consolidated Edison, Inc........................................      0.45%        05/13/20          12,498,167
      15,000,000  Consolidated Edison, Inc........................................      0.47%        05/14/20          14,997,508
      15,000,000  Duke Energy Corp................................................      1.12%        05/20/20          14,991,289
      10,000,000  Duke Energy Corp................................................      1.10%        05/22/20           9,993,698
      10,000,000  Duke Energy Corp................................................      0.73%        05/27/20           9,994,800
      15,000,000  Entergy Corp....................................................      2.80%        05/05/20          14,995,407
       5,000,000  Public Service Enterprise Group, Inc............................      2.91%        05/05/20           4,998,413
                                                                                                                 ----------------
                                                                                                                      142,934,854
                                                                                                                 ----------------


                        See Notes to Financial Statements                Page 15


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


                                                                                     ANNUALIZED
   PRINCIPAL                                                                        YIELD ON DATE     STATED
     VALUE                                  DESCRIPTION                              OF PURCHASE     MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
COMMERCIAL PAPER (CONTINUED)

                  ELECTRONICS -- 0.2%
$     10,000,000  Hitachi America Capital Ltd.....................................      0.61%        05/01/20    $     10,000,000
                                                                                                                 ----------------
                  FOOD -- 0.5%
      10,000,000  Mondelez International, Inc.....................................      1.50%        05/14/20           9,994,685
      15,000,000  Mondelez International, Inc.....................................      1.13%        05/21/20          14,990,747
                                                                                                                 ----------------
                                                                                                                       24,985,432
                                                                                                                 ----------------
                  GAS -- 0.6%
      10,000,000  NiSource, Inc...................................................      1.73%        05/28/20           9,987,245
      10,000,000  Sempra Global...................................................      1.14%        05/04/20           9,999,066
      10,000,000  Sempra Global...................................................      1.12%        05/05/20           9,998,777
                                                                                                                 ----------------
                                                                                                                       29,985,088
                                                                                                                 ----------------
                  HEALTH CARE SERVICES -- 1.5%
      15,000,000  Anthem, Inc.....................................................      1.78%        05/01/20          15,000,000
       7,210,000  Anthem, Inc.....................................................      1.32%        05/15/20           7,206,353
      18,000,000  Humana, Inc.....................................................      2.04%        05/13/20          17,987,984
      10,000,000  Humana, Inc.....................................................      2.19%        05/19/20           9,989,238
       5,000,000  Humana, Inc.....................................................      2.45%        06/17/20           4,984,315
       8,100,000  UnitedHealth Group, Inc.........................................      0.86%        05/21/20           8,096,174
      10,000,000  UnitedHealth Group, Inc.........................................      0.81%        05/22/20           9,995,332
                                                                                                                 ----------------
                                                                                                                       73,259,396
                                                                                                                 ----------------
                  INSURANCE -- 0.8%
      15,000,000  Aon Corp........................................................      2.60%        05/13/20          14,987,224
      15,000,000  Aon Corp........................................................      2.76%        05/28/20          14,969,561
       6,000,000  Marsh & McLennan Cos., Inc......................................      1.53%        05/21/20           5,994,998
                                                                                                                 ----------------
                                                                                                                       35,951,783
                                                                                                                 ----------------
                  MACHINERY-DIVERSIFIED -- 0.5%
      10,000,000  John Deere Canada ULC...........................................      0.43%        06/10/20           9,995,333
      15,000,000  John Deere Capital Corp.........................................      1.73%        05/04/20          14,997,872
                                                                                                                 ----------------
                                                                                                                       24,993,205
                                                                                                                 ----------------
                  MEDIA -- 0.7%
      15,000,000  ViacomCBS, Inc..................................................      1.37%        05/14/20          14,992,683
      10,000,000  ViacomCBS, Inc..................................................      1.37%        05/19/20           9,993,247
      10,000,000  Walt Disney (The) Co............................................      1.84%        07/22/20           9,958,965
                                                                                                                 ----------------
                                                                                                                       34,944,895
                                                                                                                 ----------------
                  MINING -- 0.5%
      10,000,000  Glencore Funding LLC............................................      1.73%        05/08/20           9,996,692
      15,000,000  Glencore Funding LLC............................................      1.45%        05/19/20          14,989,275
                                                                                                                 ----------------
                                                                                                                       24,985,967
                                                                                                                 ----------------
                  MISCELLANEOUS MANUFACTURING -- 0.6%
      10,000,000  General Electric Co.............................................      0.71%        05/29/20           9,994,555
      10,000,000  Parker-Hannifin Corp............................................      2.85%        05/07/20           9,995,323
      10,000,000  Parker-Hannifin Corp............................................      2.85%        05/08/20           9,994,543
                                                                                                                 ----------------
                                                                                                                       29,984,421
                                                                                                                 ----------------
                  OIL & GAS -- 2.3%
      17,000,000  Canadian Natural Resources Ltd..................................  1.10% - 1.48%    05/06/20          16,997,074
      10,000,000  Canadian Natural Resources Ltd..................................      1.42%        05/12/20           9,995,721
      10,000,000  Eni Finance USA, Inc............................................      1.81%        05/06/20           9,997,527
      15,000,000  Eni Finance USA, Inc............................................      2.26%        05/15/20          14,987,037
      20,000,000  Exxon Mobil Corp................................................      2.08%        05/07/20          19,993,188


Page 16                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


                                                                                     ANNUALIZED
   PRINCIPAL                                                                        YIELD ON DATE     STATED
     VALUE                                  DESCRIPTION                              OF PURCHASE     MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
COMMERCIAL PAPER (CONTINUED)

                  OIL & GAS (CONTINUED)
$     16,000,000  Phillips 66.....................................................      1.22%        05/08/20    $     15,996,266
      10,000,000  Suncor Energy, Inc..............................................      1.81%        05/07/20           9,997,031
      15,000,000  Suncor Energy, Inc..............................................      1.88%        05/19/20          14,986,113
                                                                                                                 ----------------
                                                                                                                      112,949,957
                                                                                                                 ----------------
                  OIL & GAS SERVICES -- 0.9%
      15,000,000  Baker Hughes Holdings LLC.......................................      1.63%        05/28/20          14,981,997
      10,000,000  Baker Hughes Holdings LLC.......................................      1.63%        05/29/20           9,987,553
      10,000,000  Schlumberger Investment S.A.....................................      2.60%        05/05/20           9,997,161
      10,000,000  Schlumberger Investment S.A.....................................      1.37%        05/08/20           9,997,373
                                                                                                                 ----------------
                                                                                                                       44,964,084
                                                                                                                 ----------------
                  PHARMACEUTICALS -- 1.8%
      23,000,000  AstraZeneca PLC.................................................      1.94%        05/07/20          22,992,705
       5,000,000  AstraZeneca PLC.................................................      2.02%        10/28/20           4,950,000
      10,000,000  Bayer Corp......................................................      2.42%        08/03/20           9,937,333
       5,000,000  Bayer Corp......................................................      2.46%        08/17/20           4,963,998
      15,000,000  GlaxoSmithKline LLC.............................................      1.84%        06/10/20          14,969,964
      10,000,000  GlaxoSmithKline LLC.............................................      1.84%        06/16/20           9,976,972
      15,000,000  GlaxoSmithKline LLC.............................................      1.58%        07/16/20          14,950,881
       2,365,000  Pfizer, Inc.....................................................      2.45%        05/04/20           2,364,526
                                                                                                                 ----------------
                                                                                                                       85,106,379
                                                                                                                 ----------------
                  PIPELINES -- 1.2%
       7,500,000  Enbridge U.S., Inc..............................................      1.83%        05/14/20           7,495,121
      15,500,000  Enbridge U.S., Inc..............................................  1.68% - 1.75%    05/18/20          15,487,733
      10,000,000  TransCanada PipeLines Ltd.......................................      1.73%        05/13/20           9,994,327
      20,000,000  TransCanada PipeLines Ltd.......................................      1.81%        05/27/20          19,974,353
       5,000,000  TransCanada PipeLines Ltd.......................................      1.76%        05/29/20           4,993,266
                                                                                                                 ----------------
                                                                                                                       57,944,800
                                                                                                                 ----------------
                  RETAIL -- 0.2%
      10,000,000  Walgreens Boots Alliance, Inc...................................      0.92%        05/28/20           9,993,250
                                                                                                                 ----------------
                  SEMICONDUCTORS -- 0.6%
      11,490,000  QUALCOMM, Inc...................................................      1.43%        05/06/20          11,487,763
      15,000,000  QUALCOMM, Inc...................................................      0.94%        06/17/20          14,981,979
                                                                                                                 ----------------
                                                                                                                       26,469,742
                                                                                                                 ----------------
                  SOFTWARE -- 0.5%
      12,500,000  Fidelity National Information Services, Inc.....................      1.53%        05/15/20          12,492,704
      10,300,000  Fidelity National Information Services, Inc.....................      1.48%        05/26/20          10,289,625
                                                                                                                 ----------------
                                                                                                                       22,782,329
                                                                                                                 ----------------
                  TELECOMMUNICATIONS -- 1.3%
      25,000,000  AT&T, Inc.......................................................      1.48%        06/09/20          24,960,645
      10,000,000  Bell Canada, Inc................................................      1.84%        05/01/20          10,000,000
      15,000,000  Bell Canada, Inc................................................      1.84%        05/05/20          14,996,987
      10,000,000  Verizon Communications, Inc.....................................      1.53%        05/12/20           9,995,413
       3,500,000  Verizon Communications, Inc.....................................      2.04%        06/08/20           3,492,602
                                                                                                                 ----------------
                                                                                                                       63,445,647
                                                                                                                 ----------------
                  TRANSPORTATION -- 0.4%
      20,000,000  Union Pacific Corp..............................................      2.65%        05/04/20          19,995,658
                                                                                                                 ----------------
                  TOTAL COMMERCIAL PAPER.......................................................................     1,159,894,425
                  (Cost $1,159,894,425)                                                                          ----------------


                        See Notes to Financial Statements                Page 17


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
FOREIGN CORPORATE BONDS AND NOTES -- 17.1%

                  AGRICULTURE -- 0.3%
$     14,180,000  Imperial Brands Finance PLC (a).................................      2.95%        07/21/20    $     14,207,000
                                                                                                                 ----------------
                  AUTO MANUFACTURERS -- 0.4%
       5,500,000  BMW Finance N.V., 3 Mo. LIBOR + 0.79% (a) (b)...................      2.50%        08/12/22           5,284,456
      12,500,000  Volkswagen International Finance N.V. (a).......................      4.00%        08/12/20          12,542,803
                                                                                                                 ----------------
                                                                                                                       17,827,259
                                                                                                                 ----------------
                  BANKS -- 13.8%
      16,095,000  ABN AMRO Bank N.V., 3 Mo. LIBOR + 0.41% (a) (b).................      1.55%        01/19/21          16,090,979
       7,158,000  ABN AMRO Bank N.V., 3 Mo. LIBOR + 0.57% (a) (b).................      2.21%        08/27/21           7,128,524
       2,000,000  ANZ New Zealand Int'l Ltd./London (a)...........................      2.85%        08/06/20           2,008,359
       5,000,000  ANZ New Zealand Int'l Ltd./London (a)...........................      2.75%        01/22/21           5,063,891
       2,500,000  ANZ New Zealand Int'l Ltd./London, 3 Mo. LIBOR +
                     1.00% (a) (b)................................................      1.89%        01/25/22           2,479,725
       3,000,000  Australia & New Zealand Banking Group Ltd.,
                     3 Mo. LIBOR + 0.50% (a) (b)..................................      2.19%        08/19/20           3,000,446
      12,090,000  Australia & New Zealand Banking Group Ltd.,
                     3 Mo. LIBOR + 0.46% (a) (b)..................................      2.15%        05/17/21          12,034,730
       3,000,000  Australia & New Zealand Banking Group Ltd.,
                     3 Mo. LIBOR + 0.99% (a) (b)..................................      2.57%        06/01/21           3,009,216
       4,000,000  Australia & New Zealand Banking Group Ltd.,
                     3 Mo. LIBOR + 0.49% (a) (b)..................................      2.19%        11/21/22           3,943,766
       3,750,000  Bank of Montreal, Medium-Term Note, 3 Mo. LIBOR +
                     0.44% (b)....................................................      1.18%        06/15/20           3,750,282
       1,222,000  Bank of Montreal, Medium-Term Note, 3 Mo. LIBOR +
                     0.34% (b)....................................................      1.65%        07/13/20           1,221,165
       2,000,000  Bank of Montreal, Medium-Term Note, 3 Mo. LIBOR +
                     0.79% (b)....................................................      2.43%        08/27/21           2,001,812
      13,026,000  Bank of Montreal, Medium-Term Note, Series D,
                     3 Mo. LIBOR + 0.46% (b)......................................      1.77%        04/13/21          12,995,801
      17,867,000  Bank of Nova Scotia (The), 3 Mo. LIBOR + 0.44% (b)..............      1.58%        04/20/21          17,827,182
       3,000,000  Bank of Nova Scotia (The).......................................      1.63%        05/01/23           3,001,236
       1,770,000  Barclays Bank PLC, 3 Mo. LIBOR + 0.46% (b)......................      1.77%        01/11/21           1,766,646
       5,110,000  Barclays Bank PLC...............................................      2.65%        01/11/21           5,148,507
       6,000,000  Barclays PLC....................................................      2.88%        06/08/20           6,006,397
       6,775,000  BNP Paribas S.A.................................................      5.00%        01/15/21           6,967,293
      15,000,000  BNP Paribas S.A., 3 Mo. LIBOR + 0.39% (a) (b)...................      2.13%        08/07/21          14,814,418
         380,000  BPCE S.A. (a)...................................................      3.15%        07/31/20             381,793
      25,000,000  BPCE S.A., Medium-Term Note, 3 Mo. LIBOR +
                     0.88% (b)....................................................      2.46%        05/31/22          24,799,213
      17,625,000  Canadian Imperial Bank of Commerce, SOFR +
                     0.80% (b)....................................................      0.90%        03/17/23          16,999,869
       7,000,000  Commonwealth Bank of Australia, 3 Mo. LIBOR +
                     0.70% (a) (b)................................................      1.60%        03/10/22           6,967,038
       5,200,000  Cooperatieve Rabobank UA/NY, 3 Mo. LIBOR +
                     0.43% (b)....................................................      1.42%        04/26/21           5,201,158
       9,816,000  Cooperatieve Rabobank UA/NY, 3 Mo. LIBOR +
                     0.83% (b)....................................................      2.14%        01/10/22           9,773,236
      20,000,000  Credit Agricole Corporate & Investment Bank S.A.,
                     Medium-Term Note, 3 Mo. LIBOR + 0.40% (a) (b)................      2.16%        05/03/21          19,833,509
      10,715,000  Credit Agricole Corporate & Investment Bank S.A.,
                     Medium-Term Note, 3 Mo. LIBOR + 0.63% (b)....................      2.06%        10/03/21          10,602,125
       1,400,000  Credit Agricole S.A./London, 3 Mo. LIBOR +
                     0.97% (a) (b)................................................      1.87%        06/10/20           1,400,362


Page 18                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                  BANKS (CONTINUED)
$        500,000  Credit Agricole S.A./London (a).................................      2.75%        06/10/20    $        500,700
       3,000,000  Credit Agricole S.A./London, 3 Mo. LIBOR +
                     1.18% (a) (b)................................................      2.61%        07/01/21           3,001,333
       2,500,000  Credit Suisse AG/New York NY....................................      2.10%        11/12/21           2,528,149
      15,000,000  Credit Suisse AG/New York NY, SOFR + 0.45% (b)..................      0.49%        02/04/22          14,590,264
      17,000,000  Credit Suisse Group Funding Guernsey Ltd........................      3.13%        12/10/20          17,128,736
       5,500,000  Credit Suisse Group Funding Guernsey Ltd.,
                     3 Mo. LIBOR + 2.29% (b)......................................      3.43%        04/16/21           5,553,989
       1,125,000  Credit Suisse Group Funding Guernsey Ltd........................      3.45%        04/16/21           1,142,515
         445,000  Danske Bank A/S (a).............................................      2.75%        09/17/20             447,054
         500,000  Danske Bank A/S (a) (c).........................................      3.00%        09/20/22             501,377
      11,915,000  Danske Bank A/S, Medium-Term Note (a)...........................      2.80%        03/10/21          12,037,298
       2,770,000  DNB Bank ASA (a)................................................      2.13%        10/02/20           2,783,269
       6,000,000  DNB Bank ASA, 3 Mo. LIBOR + 0.62% (a) (b).......................      2.20%        12/02/22           5,900,437
       2,000,000  HSBC Holdings PLC, 3 Mo. LIBOR + 2.24% (b)......................      3.24%        03/08/21           2,014,707
      17,000,000  HSBC Holdings PLC...............................................      3.40%        03/08/21          17,302,510
       3,000,000  HSBC Holdings PLC...............................................      5.10%        04/05/21           3,105,526
      19,262,000  HSBC Holdings PLC, 3 Mo. LIBOR + 0.60% (b)......................      2.29%        05/18/21          19,260,831
       6,000,000  HSBC Holdings PLC, 3 Mo. LIBOR + 0.65% (b)......................      1.43%        09/11/21           5,956,391
       2,980,000  ING Groep N.V., 3 Mo. LIBOR + 1.15% (b).........................      2.52%        03/29/22           2,952,934
       1,685,000  ING Groep N.V...................................................      3.15%        03/29/22           1,728,820
       6,000,000  ING Groep N.V., 3 Mo. LIBOR + 1.00% (b).........................      2.45%        10/02/23           5,800,063
       3,410,000  Lloyds Banking Group PLC, 3 Mo. LIBOR + 0.80% (b)...............      2.00%        06/21/21           3,386,843
      10,637,000  Lloyds Banking Group PLC........................................      3.10%        07/06/21          10,762,374
       6,631,000  Macquarie Bank Ltd. (a).........................................      6.63%        04/07/21           6,878,369
      19,221,000  Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR +
                     0.65% (b)....................................................      1.64%        07/26/21          19,128,755
       1,500,000  Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR +
                     0.92% (b)....................................................      2.60%        02/22/22           1,488,464
      13,685,000  Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR +
                     0.79% (b)....................................................      1.78%        07/25/22          13,427,007
      10,991,000  Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR +
                     0.74% (b)....................................................      2.32%        03/02/23          10,702,929
       5,000,000  Mizuho Financial Group, Inc. (a)................................      2.63%        04/12/21           5,071,703
         500,000  Mizuho Financial Group, Inc., 3 Mo. LIBOR +
                     1.48% (a) (b)................................................      2.79%        04/12/21             502,237
       9,200,000  Mizuho Financial Group, Inc., 3 Mo. LIBOR +
                     1.14% (b)....................................................      1.91%        09/13/21           9,200,005
       5,000,000  National Australia Bank Ltd., 3 Mo. LIBOR +
                     0.41% (a) (b)................................................      1.18%        12/13/22           4,918,977
      10,125,000  National Bank of Canada.........................................      2.20%        11/02/20          10,189,076
       2,175,000  NatWest Markets PLC, 3 Mo. LIBOR + 1.40% (a) (b)................      2.77%        09/29/22           2,146,587
       3,000,000  Nordea Bank Abp, 3 Mo. LIBOR + 0.47% (a) (b)....................      2.08%        05/29/20           3,002,874
         250,000  Nordea Bank Abp (a).............................................      2.13%        05/29/20             250,283
       5,000,000  Nordea Bank Abp (a).............................................      2.50%        09/17/20           5,023,808
      13,980,000  Royal Bank of Canada, Global Medium-Term Note,
                     3 Mo. LIBOR + 0.39% (b)......................................      1.15%        04/30/21          13,967,231
       9,000,000  Royal Bank of Canada, Global Medium-Term Note,
                     3 Mo. LIBOR + 0.47% (b)......................................      1.31%        04/29/22           8,881,981
      10,000,000  Royal Bank of Canada, Global Medium-Term Note, SOFR
                     + 0.40% (b)..................................................      1.98%        08/05/22           9,757,976



                        See Notes to Financial Statements                Page 19


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                  BANKS (CONTINUED)
$      1,875,000  Royal Bank of Canada, Global Medium-Term Note,
                     3 Mo. LIBOR + 0.36% (b)......................................      1.49%        01/17/23    $      1,830,593
       1,042,000  Royal Bank of Canada, Medium-Term Note, 3 Mo. LIBOR
                     + 0.40% (b)..................................................      1.39%        01/25/21           1,038,004
       8,512,000  Santander UK Group Holdings PLC.................................      2.88%        10/16/20           8,563,116
       6,250,000  Santander UK Group Holdings PLC.................................      3.13%        01/08/21           6,310,243
       3,400,000  Santander UK PLC................................................      2.13%        11/03/20           3,410,746
       4,800,000  Skandinaviska Enskilda Banken AB (a)............................      2.63%        11/17/20           4,843,233
       1,000,000  Skandinaviska Enskilda Banken AB................................      2.63%        03/15/21           1,015,042
       9,000,000  Skandinaviska Enskilda Banken AB, 3 Mo. LIBOR +
                     0.43% (a) (b)................................................      2.12%        05/17/21           8,968,476
       4,000,000  Skandinaviska Enskilda Banken AB, 3 Mo. LIBOR +
                     0.65% (a) (b)................................................      1.43%        12/12/22           3,949,605
         410,000  Societe Generale S.A. (a).......................................      2.63%        09/16/20             411,815
       1,000,000  Societe Generale S.A., 3 Mo. LIBOR + 1.33% (a) (b)..............      2.68%        04/08/21           1,002,382
       8,604,000  Standard Chartered PLC, 3 Mo. LIBOR + 1.20% (a) (b).............      2.10%        09/10/22           8,499,074
       9,975,000  Standard Chartered PLC, 3 Mo. LIBOR + 1.15% (a) (b).............      2.29%        01/20/23           9,707,810
       2,712,000  Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR +
                     1.68% (b)....................................................      2.68%        03/09/21           2,723,181
       7,104,000  Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR +
                     1.11% (b)....................................................      2.42%        07/14/21           7,108,279
       4,674,000  Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR +
                     1.14% (b)....................................................      2.28%        10/19/21           4,676,947
       4,139,000  Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR +
                     0.97% (b)....................................................      2.28%        01/11/22           4,121,764
       4,500,000  Svenska Handelsbanken AB, Medium-Term Note......................      2.45%        03/30/21           4,561,223
       3,500,000  Svenska Handelsbanken AB, Medium-Term Note,
                     3 Mo. LIBOR + 0.47% (b)......................................      2.15%        05/24/21           3,488,486
       4,804,000  Toronto-Dominion Bank (The), Global Medium-Term Note,
                     3 Mo. LIBOR + 0.26% (b)......................................      1.10%        09/17/20           4,797,388
      25,000,000  Toronto-Dominion Bank (The), Medium-Term Note,
                     3 Mo. LIBOR + 0.30% (b)......................................      1.06%        07/30/21          24,727,020
       7,000,000  UBS AG/London, 3 Mo. LIBOR + 0.58% (a) (b)......................      1.58%        06/08/20           7,003,353
       6,800,000  UBS AG/London, 3 Mo. LIBOR + 0.48% (a) (b)......................      2.06%        12/01/20           6,796,500
       1,000,000  UBS AG/London (a)...............................................      1.75%        04/21/22           1,004,500
      15,681,000  UBS Group AG, 3 Mo. LIBOR + 1.53% (a) (b).......................      3.29%        02/01/22          15,709,550
       6,000,000  UBS Group Funding Switzerland AG, 3 Mo. LIBOR +
                     1.78% (a) (b)................................................      3.09%        04/14/21           6,042,778
       8,261,000  Westpac Banking Corp., 3 Mo. LIBOR + 0.34% (b)..................      1.33%        01/25/21           8,224,457
       8,275,000  Westpac Banking Corp............................................      2.65%        01/25/21           8,369,994
       5,000,000  Westpac Banking Corp., 3 Mo. LIBOR + 0.71% (b)..................      2.08%        06/28/22           4,981,358
       7,000,000  Westpac Banking Corp., 3 Mo. LIBOR + 0.39% (b)..................      1.70%        01/13/23           6,904,054
                                                                                                                 ----------------
                                                                                                                      669,934,031
                                                                                                                 ----------------
                  BEVERAGES -- 0.2%
       1,573,000  Diageo Capital PLC..............................................      3.00%        05/18/20           1,574,504
       7,012,000  Pernod Ricard S.A. (a)..........................................      5.75%        04/07/21           7,273,059
                                                                                                                 ----------------
                                                                                                                        8,847,563
                                                                                                                 ----------------


Page 20                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                  DIVERSIFIED FINANCIAL SERVICES -- 0.5%
$     18,965,000  AerCap Ireland Capital DAC / AerCap Global Aviation
                     Trust........................................................      4.25%        07/01/20    $     18,912,258
       5,376,000  AerCap Ireland Capital DAC / AerCap Global Aviation
                     Trust........................................................      4.63%        10/30/20           5,307,996
                                                                                                                 ----------------
                                                                                                                       24,220,254
                                                                                                                 ----------------
                  ELECTRONICS -- 0.0%
       1,000,000  Tyco Electronics Group S.A., 3 Mo. LIBOR + 0.45% (b)............      1.76%        06/05/20             999,393
                                                                                                                 ----------------
                  MISCELLANEOUS MANUFACTURING -- 0.3%
       5,990,000  Siemens Financieringsmaatschappij N.V. (a)......................      2.15%        05/27/20           5,994,940
       9,200,000  Siemens Financieringsmaatschappij N.V., 3 Mo. LIBOR +
                     0.61% (a) (b)................................................      1.35%        03/16/22           9,051,686
                                                                                                                 ----------------
                                                                                                                       15,046,626
                                                                                                                 ----------------
                  OIL & GAS -- 0.5%
      10,000,000  BP Capital Markets PLC, 3 Mo. LIBOR + 0.25% (b).................      1.93%        11/24/20           9,922,448
       2,000,000  BP Capital Markets PLC, 3 Mo. LIBOR + 0.87% (b).................      1.61%        09/16/21           1,963,465
       6,985,000  BP Capital Markets PLC..........................................      2.50%        11/06/22           7,134,997
       6,000,000  Shell International Finance B.V., 3 Mo. LIBOR +
                     0.45% (b)....................................................      2.18%        05/11/20           6,000,179
         750,000  Total Capital International S.A.................................      2.88%        02/17/22             768,385
                                                                                                                 ----------------
                                                                                                                       25,789,474
                                                                                                                 ----------------
                  PHARMACEUTICALS -- 0.5%
      12,375,000  AstraZeneca PLC.................................................      2.38%        11/16/20          12,448,053
      10,300,000  Shire Acquisitions Investments Ireland DAC......................      2.40%        09/23/21          10,461,400
                                                                                                                 ----------------
                                                                                                                       22,909,453
                                                                                                                 ----------------
                  PIPELINES -- 0.1%
       6,657,000  Enbridge, Inc., 3 Mo. LIBOR + 0.70% (b).........................      1.44%        06/15/20           6,647,658
                                                                                                                 ----------------
                  TELECOMMUNICATIONS -- 0.5%
       9,800,000  Deutsche Telekom International Finance BV (a)...................      1.95%        09/19/21           9,836,123
      15,000,000  Telefonica Emisiones S.A........................................      5.46%        02/16/21          15,452,940
                                                                                                                 ----------------
                                                                                                                       25,289,063
                                                                                                                 ----------------
                  TOTAL FOREIGN CORPORATE BONDS AND NOTES......................................................       831,717,774
                  (Cost $837,066,110)                                                                            ----------------

ASSET-BACKED SECURITIES -- 10.4%

                  Ameriquest Mortgage Securities, Inc.
          23,199     Series 2004-R9, Class M2, 1 Mo. LIBOR + 0.98% (b)............      1.46%        10/25/34              23,211
                  Avis Budget Rental Car Funding AESOP LLC
       8,900,000     Series 2015-1A, Class A (a)..................................      2.50%        07/20/21           8,589,589
      12,440,000     Series 2015-2A, Class A (a)..................................      2.63%        12/20/21          11,704,537
      15,815,000     Series 2016-1A, Class A (a)..................................      2.99%        06/20/22          14,964,765
       8,060,000     Series 2016-2A, Class A (a)..................................      2.72%        11/20/22           7,607,613
                  BMW Vehicle Lease Trust
       6,695,000     Series 2018-1, Class A3......................................      3.26%        07/20/21           6,751,662
                  BMW Vehicle Owner Trust
       1,405,792     Series 2018-A, Class A3......................................      2.35%        04/25/22           1,414,074
                  California Republic Auto Receivables Trust
         195,374     Series 2016-1, Class A4......................................      2.24%        10/15/21             195,509
       1,036,038     Series 2016-2, Class A4......................................      1.83%        12/15/21           1,036,758
         854,009     Series 2017-1, Class A4......................................      2.28%        06/15/22             856,012


                        See Notes to Financial Statements                Page 21


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
ASSET-BACKED SECURITIES (CONTINUED)

                  Canadian Pacer Auto Receivables Trust
$        185,101     Series 2017-1A, Class A3 (a).................................      2.05%        03/19/21    $        185,085
       1,895,000     Series 2017-1A, Class A4 (a).................................      2.29%        01/19/22           1,888,940
       9,213,434     Series 2018-1A, Class A3 (a).................................      3.00%        11/19/21           9,257,561
         705,343     Series 2018-2A, Class A2A (a)................................      3.00%        06/21/21             706,384
       9,624,469     Series 2019-1A, Class A2 (a).................................      2.78%        03/21/22           9,686,253
                  Carmax Auto Owner Trust
       1,030,509     Series 2017-1, Class A3......................................      1.98%        11/15/21           1,031,784
         842,157     Series 2017-3, Class A3......................................      1.97%        04/15/22             844,932
                  Carvana Auto Receivables Trust
       5,000,000     Series 2019-4A, Class A2 (a).................................      2.20%        07/15/22           5,004,261
                  Countrywide Asset-Backed Certificates
       1,733,768     Series 2004-SD4, Class M1, 1 Mo. LIBOR +
                     0.75% (a) (b)................................................      1.24%        12/25/34           1,721,303
                  Element Rail Leasing I LLC
       1,357,095     Series 2014-1A, Class A1 (a).................................      2.30%        04/19/44           1,358,686
                  Exeter Automobile Receivables Trust
         317,283     Series 2019-1A, Class A (a)..................................      3.20%        04/15/22             317,423
                  Ford Credit Auto Lease Trust
         850,000     Series 2018-A, Class A4......................................      3.05%        08/15/21             853,251
       4,728,541     Series 2018-B, Class A3......................................      3.19%        12/15/21           4,756,743
       6,527,687     Series 2019-A, Class A2A.....................................      2.84%        09/15/21           6,545,229
       9,000,000     Series 2019-A, Class A3......................................      2.90%        05/15/22           9,103,287
                  Ford Credit Auto Owner Trust
       1,152,712     Series 2019-A, Class A2A.....................................      2.78%        02/15/22           1,159,452
      15,000,000     Series 2019-C, Class A2A.....................................      1.88%        07/15/22          15,076,724
                  Foursight Capital Automobile Receivables Trust
       6,911,301     Series 2019-1, Class A2 (a)..................................      2.58%        03/15/23           6,943,441
      17,590,000     Series 2020-1, Class A2 (a)..................................      1.97%        09/15/23          17,552,166
                  GM Financial Automobile Leasing Trust
         593,966     Series 2018-1, Class A3......................................      2.61%        01/20/21             594,481
      13,405,000     Series 2018-1, Class C.......................................      3.11%        12/20/21          13,442,842
       1,860,131     Series 2018-2, Class A3......................................      3.06%        06/21/21           1,863,695
       2,946,748     Series 2018-3, Class A3......................................      3.18%        06/21/21           2,962,247
       8,332,000     Series 2018-3, Class B.......................................      3.48%        07/20/22           8,437,781
       3,791,073     Series 2019-1, Class A2A.....................................      2.91%        04/20/21           3,798,487
       7,500,000     Series 2019-1, Class A3......................................      2.98%        12/20/21           7,568,897
         639,000     Series 2019-1, Class B.......................................      3.37%        12/20/22             646,499
       5,639,245     Series 2019-2, Class A2A.....................................      2.67%        06/21/21           5,656,634
                  GM Financial Consumer Automobile Receivables Trust
       1,389,378     Series 2017-1A, Class A3 (a).................................      1.78%        10/18/21           1,391,580
                  GSAA Home Equity Trust
       1,081,984     Series 2005-MTR1, Class A4, 1 Mo. LIBOR +
                     0.37% (b)....................................................      0.86%        10/25/35           1,042,085
                  GTE Auto Receivables Trust
       5,000,000     Series 2019-1, Class A2 (a)..................................      2.17%        12/15/22           5,017,136
                  Honda Auto Receivables Owner Trust
      10,000,000     Series 2020-1, Class A2......................................      1.63%        10/21/22          10,089,198
                  HPEFS Equipment Trust
      11,000,000     Series 2020-1A, Class A2 (a).................................      1.73%        02/20/30          10,967,346
                  Hyundai Auto Lease Securitization Trust
       2,829,606     Series 2018-A, Class A3 (a)..................................      2.81%        04/15/21           2,834,715
       1,100,000     Series 2018-B, Class A4 (a)..................................      3.20%        06/15/22           1,112,546


Page 22                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
ASSET-BACKED SECURITIES (CONTINUED)

                  Hyundai Auto Lease Securitization Trust (Continued)
$      2,782,420     Series 2019-A, Class A2 (a)..................................      2.92%        07/15/21    $      2,792,385
                  Mercedes-Benz Auto Lease Trust
       2,167,305     Series 2019-A, Class A2......................................      3.01%        02/16/21           2,169,076
      21,366,952     Series 2019-B, Class A2......................................      2.01%        12/15/21          21,426,374
      15,000,000     Series 2019-B, Class A3......................................      2.00%        10/17/22          15,047,985
                  Mill City Mortgage Loan Trust
       3,410,529     Series 2016-1, Class A1 (a)..................................      2.50%        04/25/57           3,416,774
                  Nationstar Home Equity Loan Trust
       2,024,471     Series 2006-B, Class AV4, 1 Mo. LIBOR + 0.28% (b)............      0.77%        09/25/36           1,977,067
                  New Century Home Equity Loan Trust
         396,753     Series 2005-2, Class M2, 1 Mo. LIBOR + 0.68% (b).............      1.16%        06/25/35             397,451
                  Nissan Auto Lease Trust
       8,500,000     Series 2018-A, Class A3......................................      3.25%        09/15/21           8,561,101
                  Nomura Home Equity Loan, Inc., Home Equity Loan Trust
         373,998     Series 2005-HE1, Class M3, 1 Mo. LIBOR + 0.72% (b)...........      1.21%        09/25/35             374,574
                  OSCAR US Funding Trust IX LLC
       6,915,000     Series 2018-2A, Class A3 (a).................................      3.39%        09/12/22           6,907,823
                  OSCAR US Funding Trust V
      18,173,958     Series 2016-2A, Class A4 (a).................................      2.99%        12/15/23          18,323,279
                  OSCAR US Funding Trust VI LLC
          12,934     Series 2017-1A, Class A3 (a).................................      2.82%        06/10/21              13,025
       7,930,000     Series 2017-1A, Class A4 (a).................................      3.30%        05/10/24           8,039,958
                  OSCAR US Funding Trust VII LLC
       4,267,973     Series 2017-2A, Class A3 (a).................................      2.45%        12/10/21           4,265,639
       3,580,000     Series 2017-2A, Class A4 (a).................................      2.76%        12/10/24           3,585,454
                  OSCAR US Funding Trust VIII LLC
      17,334,314     Series 2018-1A, Class A3 (a).................................      3.23%        05/10/22          17,300,559
       3,050,000     Series 2018-1A, Class A4 (a).................................      3.50%        05/12/25           3,071,922
                  OSCAR US Funding X LLC
       5,925,093     Series 2019-1A, Class A2 (a).................................      3.10%        04/11/22           5,938,517
                  OSCAR US Funding XI LLC
      18,765,040     Series 2019-2A, Class A2 (a).................................      2.49%        08/10/22          18,747,448
                  Securitized Term Auto Receivables Trust
         612,020     Series 2017-1A, Class A4 (a).................................      2.21%        06/25/21             612,428
         368,559     Series 2017-2A, Class A3 (a).................................      2.04%        04/26/21             368,888
      19,095,000     Series 2017-2A, Class A4 (a).................................      2.29%        03/25/22          19,095,728
       1,332,076     Series 2018-1A, Class A3 (a).................................      3.07%        01/25/22           1,337,001
       2,138,191     Series 2018-2A, Class A3 (a).................................      3.33%        08/25/22           2,162,986
       4,900,000     Series 2019-1A, Class A3 (a).................................      2.99%        02/27/23           4,948,308
                  Sierra Timeshare Receivables Funding LLC
       4,331,341     Series 2016-3A, Class A (a)..................................      2.43%        10/20/33           4,299,499
                  Structured Asset Investment Loan Trust
          19,756     Series 2004-10, Class A7, 1 Mo. LIBOR + 1.06% (b)............      1.55%        11/25/34              19,795
                  Towd Point Mortgage Trust
         832,896     Series 2015-1, Class AES (a).................................      3.00%        10/25/53             836,678
         438,634     Series 2015-2, Class 1A12 (a)................................      2.75%        11/25/60             440,795
       1,581,429     Series 2015-4, Class A1B (a).................................      2.75%        04/25/55           1,590,028
      21,237,448     Series 2015-5, Class A1B (a).................................      2.75%        05/25/55          21,268,875
      21,597,983     Series 2015-6, Class A1B (a).................................      2.75%        04/25/55          21,710,664
       2,972,581     Series 2016-1, Class A1B (a).................................      2.75%        02/25/55           2,988,454
      12,039,453     Series 2016-2, Class A1 (a)..................................      3.00%        08/25/55          12,153,845
       3,738,709     Series 2016-3, Class A1 (a)..................................      2.25%        04/25/56           3,741,918


                        See Notes to Financial Statements                Page 23


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
ASSET-BACKED SECURITIES (CONTINUED)

                  Toyota Auto Receivables Owner Trust
$      1,089,185     Series 2018-C, Class A2A.....................................      2.77%        08/16/21    $      1,091,887
                  Verizon Owner Trust
       2,750,000     Series 2018-A, Class A1A.....................................      3.23%        04/20/23           2,807,469
      22,539,350     Series 2018-1A, Class A1A (a)................................      2.82%        09/20/22          22,723,501
       1,945,000     Series 2019-C, Class A1A.....................................      1.94%        04/22/24           1,969,271
                  World Omni Automobile Lease Securitization Trust
       6,405,000     Series 2018-A, Class A4......................................      2.94%        05/15/23           6,431,504
       2,640,403     Series 2018-B, Class A2A.....................................      2.96%        06/15/21           2,645,428
       6,415,086     Series 2019-A, Class A2......................................      2.89%        11/15/21           6,452,352
                                                                                                                 ----------------
                  TOTAL ASSET-BACKED SECURITIES................................................................       508,616,517
                  (Cost $510,625,552)                                                                            ----------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 4.0%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.1%
                  Federal Home Loan Mortgage Corporation
       1,739,349     Series 2003-2723, Class KN...................................      5.00%        12/15/23           1,823,669
       2,531,556     Series 2004-2783, Class YB...................................      5.00%        04/15/24           2,661,958
          61,076     Series 2009-3539, Class YA...................................      4.00%        02/15/24              61,110
             514     Series 2010-3705, Class CA...................................      3.00%        08/15/20                 514
           8,869     Series 2010-3755, Class AJ...................................      2.00%        11/15/20               8,884
          10,022     Series 2010-3766, Class HE...................................      3.00%        11/15/20              10,057
          11,988     Series 2010-3773, Class GK...................................      2.50%        12/15/20              12,024
         116,195     Series 2011-3790, Class AP...................................      4.50%        01/15/37             117,973
         329,891     Series 2011-3925, Class VB...................................      4.00%        09/15/31             330,386
         161,342     Series 2012-4001, Class A....................................      3.50%        11/15/38             162,312
       3,615,830     Series 2012-4002, Class MA...................................      2.00%        01/15/39           3,635,172
          63,156     Series 2012-4011, Class KM...................................      2.00%        03/15/22              63,587
       1,901,313     Series 2013-4199, Class YV...................................      3.50%        05/15/26           1,971,911
         132,105     Series 2014-4305, Class KN...................................      2.50%        03/15/38             132,219
       1,616,333     Series 2014-4387, Class DE...................................      2.00%        01/15/32           1,632,474
      17,136,764     Series 2018-4821, Class BC...................................      3.00%        12/15/44          17,532,716
       1,054,377     Series 2018-4822, Class BA...................................      4.00%        07/15/42           1,066,152
                  Federal National Mortgage Association
         332,230     Series 2006-60, Class DF, 1 Mo. LIBOR + 0.43% (b)............      0.92%        04/25/35             331,581
              16     Series 2008-53, Class CA.....................................      5.00%        07/25/23                  16
             877     Series 2008-59, Class KB.....................................      4.50%        07/25/23                 881
           9,842     Series 2009-14, Class EB.....................................      4.50%        03/25/24              10,171
           6,069     Series 2009-52, Class AJ.....................................      4.00%        07/25/24               6,253
         197,136     Series 2009-71, Class BA.....................................      4.00%        08/25/24             198,222
             237     Series 2009-96, Class JA.....................................      3.50%        10/25/24                 237
               7     Series 2010-116, Class AD....................................      2.00%        08/25/20                   7
          26,223     Series 2010-145, Class MA....................................      2.00%        12/25/20              26,276
              25     Series 2011-3, Class EG......................................      2.00%        05/25/20                  25
          12,681     Series 2011-13, Class AD.....................................      2.00%        07/25/21              12,684
           7,179     Series 2011-15, Class HT.....................................      5.50%        03/25/26               7,285
          52,887     Series 2011-60, Class UC.....................................      2.50%        09/25/39              53,344
             576     Series 2011-68, Class AH.....................................      4.50%        12/25/20                 579
          13,132     Series 2011-71, Class KC.....................................      1.75%        08/25/21              13,155
          16,313     Series 2011-86, Class DC.....................................      2.00%        09/25/21              16,371
       5,277,541     Series 2012-6, Class E.......................................      3.00%        05/25/37           5,360,506
         247,985     Series 2012-20, Class AB.....................................      2.50%        07/25/39             248,436
       1,322,768     Series 2012-103, Class LE....................................      1.75%        05/25/39           1,325,528


Page 24                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$      6,422,703     Series 2013-1, Class KC......................................      2.00%        07/25/40    $      6,437,558
       1,891,512     Series 2013-73, Class A......................................      1.50%        06/25/30           1,893,317
       2,744,527     Series 2013-74, Class HA.....................................      3.00%        10/25/37           2,786,256
                  Government National Mortgage Association
          43,730     Series 2009-10, Class MD.....................................      4.50%        12/16/36              44,214
           7,151     Series 2010-4, Class JC......................................      3.00%        08/16/39               7,157
          25,356     Series 2010-87, Class HE.....................................      3.00%        11/20/38              25,521
          17,704     Series 2010-125, Class TE....................................      3.00%        06/20/39              17,736
           2,082     Series 2010-164, Class LE....................................      3.00%        10/20/38               2,083
           9,895     Series 2010-164, Class LH....................................      3.50%        10/20/38               9,899
           4,648     Series 2011-37, Class PG.....................................      3.00%        05/20/40               4,647
           3,331     Series 2011-115, Class PD....................................      2.00%        10/20/38               3,334
       1,974,957     Series 2018-89, Class A......................................      3.50%        06/20/39           2,014,988
                  NCUA Guaranteed Notes Trust
         637,788     Series 2010-R1, Class 1A, 1 Mo. LIBOR + 0.45% (b)............      1.43%        10/07/20             636,545
                                                                                                                 ----------------
                                                                                                                       52,717,930
                                                                                                                 ----------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 2.8%
                  Federal Home Loan Mortgage Corporation Multifamily
                     Structured Pass Through Certificates
       8,082,217     Series 2011-K011, Class A2...................................      4.08%        11/25/20           8,188,031
      13,725,000     Series 2011-K013, Class A2...................................      3.97%        01/25/21          13,927,124
      10,940,191     Series 2013-K025, Class A1...................................      1.88%        04/25/22          11,023,936
       8,150,068     Series 2013-K027, Class A1...................................      1.79%        09/25/22           8,257,868
       1,400,992     Series 2013-K029, Class A1...................................      2.84%        10/25/22           1,429,024
      23,554,761     Series 2014-K715, Class A2...................................      2.86%        01/25/21          23,810,926
       4,261,364     Series 2014-K716, Class A2...................................      3.13%        06/25/21           4,355,669
      13,148,357     Series 2015-K720, Class A1...................................      2.32%        11/25/21          13,313,774
                  FREMF Mortgage Trust
      10,411,000     Series 2010-K8, Class B (a) (d)..............................      5.47%        09/25/43          10,415,790
       6,160,000     Series 2011-K10, Class B (a) (d).............................      4.78%        11/25/49           6,198,648
       3,822,000     Series 2011-K14, Class B (a) (d).............................      5.35%        02/25/47           3,869,549
      23,047,000     Series 2012-K17, Class B (a) (d).............................      4.47%        12/25/44          23,760,530
       8,195,000     Series 2014-K715, Class B (a) (d)............................      4.11%        02/25/46           8,256,962
                  Government National Mortgage Association
          20,021     Series 2014-28, Class A......................................      2.00%        01/16/46              20,143
                                                                                                                 ----------------
                                                                                                                      136,827,974
                                                                                                                 ----------------
                  PASS-THROUGH SECURITIES -- 0.1%
                  Federal Home Loan Mortgage Corporation
           7,184     Pool G11777..................................................      5.00%        10/01/20               7,548
           2,528     Pool G11820..................................................      5.50%        12/01/20               2,547
             981     Pool G11879..................................................      5.00%        10/01/20               1,031
           6,250     Pool G11902..................................................      5.00%        08/01/20               6,568
           4,968     Pool G11966..................................................      5.50%        11/01/20               4,982
           2,013     Pool G12255..................................................      5.50%        07/01/21               2,050
           5,755     Pool G12673..................................................      5.00%        09/01/21               6,047
          21,663     Pool G13204..................................................      6.00%        11/01/22              22,220
           2,210     Pool G13235..................................................      4.50%        08/01/20               2,334
           1,013     Pool G13761..................................................      5.50%        12/01/20               1,018
           9,879     Pool G13812..................................................      5.00%        12/01/20              10,380
           9,992     Pool G14030..................................................      4.50%        12/01/20              10,553


                        See Notes to Financial Statements                Page 25


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$         19,792     Pool G14035..................................................      5.50%        12/01/21    $         20,018
           3,667     Pool G14187..................................................      5.50%        12/01/20               3,676
         284,122     Pool G15435..................................................      5.00%        11/01/24             298,543
          24,704     Pool G15821..................................................      5.00%        07/01/25              25,958
         121,260     Pool G15874..................................................      5.00%        06/01/26             127,414
           6,562     Pool G18056..................................................      5.00%        06/01/20               6,895
          19,379     Pool J02535..................................................      5.00%        09/01/20              20,363
             350     Pool P60959..................................................      4.50%        09/01/20                 349
                  Federal National Mortgage Association
             175     Pool 310097..................................................      5.00%        10/01/20                 184
             281     Pool 735646..................................................      4.50%        07/01/20                 297
           1,260     Pool 735920..................................................      4.50%        10/01/20               1,330
           1,017     Pool 745238..................................................      6.00%        12/01/20               1,020
          38,269     Pool 745735..................................................      5.00%        03/01/21              40,202
           7,609     Pool 745749..................................................      5.50%        03/01/21               7,658
         127,603     Pool 745832..................................................      6.00%        04/01/21             129,313
             825     Pool 839226..................................................      4.00%        09/01/20                 827
           7,149     Pool 844915..................................................      4.50%        11/01/20               7,549
           8,951     Pool 847919..................................................      5.50%        11/01/20               9,029
           6,238     Pool 888932..................................................      4.50%        11/01/22               6,587
              54     Pool 889191..................................................      4.50%        04/01/21                  57
               1     Pool 889318..................................................      5.50%        07/01/20                   1
             957     Pool 889531..................................................      4.50%        05/01/22               1,011
             997     Pool 889847..................................................      4.50%        04/01/21               1,053
          34,014     Pool 890403..................................................      6.00%        05/01/23              34,629
           1,230     Pool 898044..................................................      4.50%        12/01/20               1,298
         266,126     Pool 901931..................................................      6.00%        10/01/21             271,919
         156,387     Pool 962078..................................................      4.50%        03/01/23             166,370
           4,233     Pool 995158..................................................      4.50%        12/01/20               4,470
             240     Pool 995886..................................................      6.00%        04/01/21                 242
          77,923     Pool AD0285..................................................      5.00%        09/01/22              81,859
           3,862     Pool AD0402..................................................      5.00%        02/01/23               4,058
           1,915     Pool AE0126..................................................      5.00%        06/01/20               2,013
          12,974     Pool AE0237..................................................      5.50%        11/01/23              13,047
          42,301     Pool AE0314..................................................      5.00%        08/01/21              44,438
           8,410     Pool AE0792..................................................      5.00%        12/01/20               8,835
          52,743     Pool AE0812..................................................      5.00%        07/01/25              55,407
         195,975     Pool AL5764..................................................      5.00%        09/01/25             205,875
         179,418     Pool AL5812..................................................      5.50%        05/01/25             183,822
          74,404     Pool AL6212..................................................      4.50%        01/01/27              78,566
               3     Pool AL6725..................................................      4.50%        09/01/20                   3
         221,093     Pool AL6798..................................................      5.00%        09/01/25             232,262
             387     Pool AL8539..................................................      4.50%        01/01/27                 409
         666,507     Pool BM1299..................................................      5.00%        03/01/27             700,922
          13,528     Pool MA0772..................................................      4.00%        06/01/21              14,299
         407,186     Pool MA1030..................................................      3.00%        04/01/22             429,739
          28,446     Pool 783524..................................................      5.00%        09/15/24              29,982
                                                                                                                 ----------------
                                                                                                                        3,351,076
                                                                                                                 ----------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES......................................       192,896,980
                  (Cost $192,378,266)                                                                            ----------------


Page 26                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
U.S. GOVERNMENT NOTES -- 2.0%

$     40,000,000  U.S. Treasury Note..............................................      1.50%        06/15/20    $     40,069,312
      40,000,000  U.S. Treasury Note..............................................      1.50%        11/30/21          40,832,031
      15,000,000  U.S. Treasury Note..............................................      1.13%        02/28/22          15,255,762
                                                                                                                 ----------------
                  TOTAL U.S. GOVERNMENT NOTES..................................................................        96,157,105
                  (Cost $95,128,228)                                                                             ----------------

CERTIFICATES OF DEPOSIT -- 1.1%

                  BANKS -- 1.1%
      15,000,000  Nordea Bank Abp, 3 Mo. LIBOR + 0.32% (b)........................      2.01%        11/19/21          14,814,796
      20,000,000  Societe Generale, 1 Mo. LIBOR + 0.34% (b).......................      1.06%        08/19/20          20,011,407
      20,000,000  Svenska Handelsbanken, 1 Mo. LIBOR + 0.24% (b)..................      0.68%        08/28/20          19,991,387
                                                                                                                 ----------------
                  TOTAL CERTIFICATES OF DEPOSIT................................................................        54,817,590
                  (Cost $55,000,000)                                                                             ----------------

MORTGAGE-BACKED SECURITIES -- 0.6%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.6%
                  COLT Mortgage Loan Trust
       4,823,511     Series 2018-3, Class A1 (a)..................................      3.69%        10/26/48           4,875,456
                  Merrill Lynch Mortgage Investors Trust
       1,129,896     Series 2005-A6, Class 2A3, 1 Mo. LIBOR + 0.38% (b)...........      0.87%        08/25/35           1,115,402
                  Sequoia Mortgage Trust
         440,715     Series 2014-3, Class A14 (a).................................      3.00%        10/25/44             440,858
       1,379,261     Series 2015-1, Class A6 (a)..................................      2.50%        01/25/45           1,376,462
                  WinWater Mortgage Loan Trust
      19,762,119     Series 2015-5, Class A5 (a)..................................      3.50%        08/20/45          19,910,260
                                                                                                                 ----------------
                  TOTAL MORTGAGE-BACKED SECURITIES.............................................................        27,718,438
                  (Cost $27,724,071)                                                                             ----------------

                  TOTAL INVESTMENTS -- 100.5%..................................................................     4,895,196,567
                  (Cost $4,916,017,389) (e)
                  NET OTHER ASSETS AND LIABILITIES -- (0.5)%...................................................       (24,820,613)
                                                                                                                 ----------------
                  NET ASSETS -- 100.0%.........................................................................  $  4,870,375,954
                                                                                                                 ================


-----------------------------

(a)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amende, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2020, securities noted as such amounted to 1,135,856,968 or 23.3% of net assets.

(b)   Floating or variable rate security.

(c)   Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2020. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d)   Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(e)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,969,004 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $28,789,826. The net unrealized depreciation was $20,820,822.

LIBOR - London Interbank Offered Rate

SOFR  - Secured Overnight Financing Rate

                        See Notes to Financial Statements                Page 27


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                              LEVEL 2           LEVEL 3
                                                           TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                          VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                         4/30/2020           PRICES            INPUTS            INPUTS
                                                       --------------    --------------    --------------    --------------
Corporate Bonds*...................................    $2,023,377,738    $           --    $2,023,377,738    $           --
Commercial Paper*..................................     1,159,894,425                --     1,159,894,425                --
Foreign Corporate Bonds*...........................       831,717,774                --       831,717,774                --
Asset-Backed Securities............................       508,616,517                --       508,616,517                --
U.S. Government Agency Mortgage-Backed
   Securities......................................       192,896,980                --       192,896,980                --
U.S. Government Notes..............................        96,157,105                --        96,157,105                --
Certificates of Deposit*...........................        54,817,590                --        54,817,590                --
Mortgage-Backed Securities.........................        27,718,438                --        27,718,438                --
                                                       --------------    --------------    --------------    --------------
Total Investments..................................    $4,895,196,567    $           --    $4,895,196,567    $           --
                                                       ==============    ==============    ==============    ==============


* See Portfolio of Investments for industry breakout.

Page 28                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2020 (UNAUDITED)


ASSETS:
Investments, at value.....................................................    $4,895,196,567
Cash......................................................................         3,597,719
Interest receivable.......................................................        14,895,934
                                                                              --------------
   Total Assets...........................................................     4,913,690,220
                                                                              --------------
LIABILITIES:
Due to broker.............................................................            94,099
Payables:
   Investment securities purchased........................................        34,759,575
   Distributions to shareholders..........................................         6,866,977
   Investment advisory fees...............................................         1,593,615
                                                                              --------------
   Total Liabilities......................................................        43,314,266
                                                                              --------------
NET ASSETS................................................................    $4,870,375,954
                                                                              ==============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................    $4,908,209,140
Par value.................................................................           817,497
Accumulated distributable earnings (loss).................................       (38,650,683)
                                                                              --------------
NET ASSETS................................................................    $4,870,375,954
                                                                              ==============
NET ASSET VALUE, per share................................................    $        59.58
                                                                              ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share).............................................        81,749,724
                                                                              ==============
Investments, at cost......................................................    $4,916,017,389
                                                                              ==============


                        See Notes to Financial Statements                Page 29


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED)


INVESTMENT INCOME:
Interest..................................................................    $   57,453,324
                                                                              --------------
   Total investment income................................................        57,453,324
                                                                              --------------
EXPENSES:
Investment advisory fees..................................................        11,110,865
                                                                              --------------
   Total expenses.........................................................        11,110,865
   Less fees waived by the investment advisor.............................        (1,234,541)
                                                                              --------------
   Net expenses...........................................................         9,876,324
                                                                              --------------
NET INVESTMENT INCOME (LOSS)..............................................        47,577,000
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments...................................       (14,759,330)
Net change in unrealized appreciation (depreciation) on investments.......       (30,842,503)
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................       (45,601,833)
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................    $    1,975,167
                                                                              ==============


Page 30                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SIX MONTHS
                                                                                  ENDED              YEAR
                                                                                4/30/2020           ENDED
                                                                               (UNAUDITED)        10/31/2019
                                                                              --------------    --------------
OPERATIONS:
Net investment income (loss)..............................................    $   47,577,000    $  106,098,351
Net realized gain (loss)..................................................       (14,759,330)         (719,958)
Net change in unrealized appreciation (depreciation)......................       (30,842,503)       10,123,036
                                                                              --------------    --------------
Net increase (decrease) in net assets resulting from operations...........         1,975,167       115,501,429
                                                                              --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................................       (47,796,340)     (105,441,956)
                                                                              --------------    --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................       748,997,283     2,558,526,535
Cost of shares redeemed...................................................      (898,549,684)     (573,290,488)
                                                                              --------------    --------------
Net increase (decrease) in net assets resulting from shareholder
   transactions...........................................................      (149,552,401)    1,985,236,047
                                                                              --------------    --------------
Total increase (decrease) in net assets...................................      (195,373,574)    1,995,295,520

NET ASSETS:
Beginning of period.......................................................     5,065,749,528     3,070,454,008
                                                                              --------------    --------------
End of period.............................................................    $4,870,375,954    $5,065,749,528
                                                                              ==============    ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................        84,299,724        51,199,724
Shares sold...............................................................        12,550,000        42,650,000
Shares redeemed...........................................................       (15,100,000)       (9,550,000)
                                                                              --------------    --------------
Shares outstanding, end of period.........................................        81,749,724        84,299,724
                                                                              ==============    ==============


                        See Notes to Financial Statements                Page 31


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                            SIX MONTHS
                                              ENDED                                YEAR ENDED OCTOBER 31,
                                            4/30/2020     ------------------------------------------------------------------------
                                           (UNAUDITED)        2019           2018           2017           2016           2015
                                           ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period......  $    60.09     $    59.97     $    60.02     $    59.93     $    59.94     $    60.04
                                            ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..............        0.58           1.48           1.15           0.76           0.47           0.43
Net realized and unrealized gain (loss)...       (0.51)          0.11          (0.01)          0.12           0.09          (0.26)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations..........        0.07           1.59           1.14           0.88           0.56           0.17
                                            ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.....................       (0.58)         (1.47)         (1.19)         (0.79)         (0.57)         (0.27)
Return of capital.........................          --             --          (0.00) (a)        --             --             --
                                            ----------     ----------     ----------     ----------     ----------     ----------
Total distributions.......................       (0.58)         (1.47)         (1.19)         (0.79)         (0.57)         (0.27)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period............  $    59.58     $    60.09     $    59.97     $    60.02     $    59.93     $    59.94
                                            ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)..........................        0.12%          2.68%          1.92%          1.48%          0.94%          0.29%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......  $4,870,376     $5,065,750     $3,070,454     $1,158,324     $  458,413     $  149,829
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets.................................        0.45% (c)      0.45%          0.45%          0.45%          0.45%          0.45%
Ratio of net expenses to average net
   assets.................................        0.40% (c)      0.39%          0.33%          0.25%          0.25%          0.23%
Ratio of net investment income (loss) to
   average net assets.....................        1.93% (c)      2.47%          2.04%          1.33%          1.06%          0.51%
Portfolio turnover rate (d)...............          37%            73%            45%            56%           115%           406%


(a)   Amount represents less than $0.01 per share.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 32                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2020 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds that are offering shares. This report covers the First Trust Enhanced Short Maturity ETF (the "Fund"), a
non-diversified series of the Trust, which trades under the ticker "FTSM" on The
Nasdaq Stock Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation
Unit." Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is an actively managed exchange-traded fund ("ETF"). The Fund's investment objective is to seek current income, consistent with preservation of capital and daily liquidity. Under normal market conditions, the Fund intends to achieve its investment objective by investing at least 80% of its net assets in a portfolio of U.S. dollar-denominated fixed- and variable-rate debt securities, including securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities, residential and commercial mortgage-backed securities, asset-backed securities, U.S.
corporate bonds, fixed income securities issued by non-U.S. corporations and governments, municipal obligations, privately issued securities and other debt securities bearing fixed or floating interest rates. The Fund may also invest in money market securities. The Fund may invest in investment companies, such as
ETFs, that invest primarily in debt securities. The Fund intends to limit its investments in privately-issued, non-agency sponsored mortgage- and asset-backed securities to 20% of its net assets. The Fund may also invest up to 20% of its net assets in floating rate loans representing amounts borrowed by companies or other entities from banks and other lenders. A significant portion of these loans may be rated below investment grade or unrated. Floating rate loans held by the Fund may be senior or subordinate obligations of the borrower and may or may not be secured by collateral. Under normal market conditions, the Fund's average duration is expected to be less than one year and the average maturity of the Fund's portfolio is expected to be less than three years. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB")
Accounting Standards Codification Topic 946, "Financial Services-Investment
Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S.
GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, certificates of deposit and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

                                                                         Page 33


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2020 (UNAUDITED)

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Commercial paper is fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing
Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the borrower/issuer;
            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;
            3)    the type, size and cost of a security;
            4)    the financial statements of the borrower/issuer;
            5)    the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;
            6)    the information as to any transactions in or offers for the security;
            7)    the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
            8)    the coupon payments;
            9)    the quality, value and salability of collateral, if any,
                  securing the security;
           10)    the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or
                  affiliate and an assessment of the borrower's/issuer's
                  management (for corporate debt only);
           11)    the prospects for the borrower's/issuer's industry, and
                  multiples (of earnings and/or cash flows) being paid for
                  similar businesses in that industry (for corporate debt only);
           12)    the borrower's/issuer's competitive position within the
                  industry;
           13)    the borrower's/issuer's ability to access additional liquidity through public and/or private markets; and
           14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2020 (UNAUDITED)

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2020, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

In July 2017, the Financial Conduct Authority ("FCA") announced that it will no longer persuade or compel banks to submit rates for the calculations of the
London Interbank Offered Rates ("LIBOR") after 2021. Further, the FCA has subsequently stated, as recently as March 2020, that the central assumption continues to be that firms should not rely on LIBOR being published after the end of 2021.

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31,
2019 was as follows:

Distributions paid from:
Ordinary income.................................      $   96,211,136
Capital gains...................................                  --
Return of capital...............................                  --

                                                                         Page 35


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2020 (UNAUDITED)

As of October 31, 2019, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................      $      656,395
Accumulated capital and other gain (loss).......          (3,427,443)
Net unrealized appreciation (depreciation)......           9,941,538

D. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2016,
2017, 2018, and 2019 remain open to federal and state audit. As of April 30,
2020, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2019, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $3,427,443.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2019, the Fund had no net late year ordinary or capital losses.

E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

F. NEW ACCOUNTING PRONOUNCEMENT

On March 30, 2017, the FASB issued Accounting Standards Update ("ASU") 2017-08
"Premium Amortization on Purchased Callable Debt Securities", which amends the amortization period for certain purchased callable debt securities held at a premium by shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security's maturity date. The ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. ASU 2017-08 was adopted for these financial statements and did not have a material impact.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and Advisor,
First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses with the exception of those attributable to affiliated funds, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.45% of its average daily net assets.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2020 (UNAUDITED)

Pursuant to a contractual agreement, First Trust has agreed to waive management fees of 0.05% of average daily net assets until March 1, 2021. The waiver agreement may be terminated by action of the Trust's Board of Trustees at any time upon 60 days' written notice by the Trust on behalf of the Fund or by the
Fund's investment advisor only after March 1, 2021. Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust, the management fees paid to First Trust will be reduced by the portion of the management fees earned by First Trust from the Fund for assets invested in other investment companies advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the
Trust's Board of Trustees or (ii) upon termination of the Fund's management agreement with First Trust; however, it is expected to remain in place at least until March 1, 2021. First Trust does not have the right to recover the fees waived that are attributable to the assets invested in other investment companies advised by First Trust. During the six months ended April 30, 2020, the Advisor waived fees of $1,234,541.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund a defined-outcome fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended April 30,
2020, were $279,027,451 and $1,005,761,998, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended April 30,
2020, were $292,070,654 and $899,371,550, respectively.

For the six months ended April 30, 2020, the Fund had no in-kind transactions.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker dealers or large institutional investors that have entered into a participation agreement (an
"Authorized Participant"). Due to the nature of the Fund's investments, the
Fund's Creation Units are generally issued and redeemed for cash, although
Creation Units may be issued in-kind for securities in which the Fund invests in limited circumstances. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation
Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may increase or decrease with changes in the Fund's portfolio. The price for each Creation Unit will equal the daily
NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When Creation Units are issued for cash, the Authorized Participant may also be assessed an amount to cover the cost of purchasing portfolio securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The
Redemption Transaction Fee may increase or decrease with changes in the Fund's portfolio. When shares are redeemed for cash, the Authorized Participant may also be assessed an amount to cover other costs, including operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to portfolio securities sold in connection with the redemption.

                                                                         Page 37


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2020 (UNAUDITED)

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2021.

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2020 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

                                                                         Page 39


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2020 (UNAUDITED)

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's
Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2020 (UNAUDITED)

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                                                                         Page 41

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

FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV
--------------------------------------------------------------------------------

First Trust Strategic Income
ETF (FDIV)

Semi-Annual Report
For the Six Months Ended
April 30, 2020


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2020

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or First Trust Global Portfolios Ltd. ("FTGP");
Energy Income Partners, LLC ("EIP"); Stonebridge Advisors LLC ("Stonebridge");
and/or Richard Bernstein Advisors LLC ("RBA") (each, a "Sub-Advisor" and together, the "Sub-Advisors") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact.
For example, forward-looking statements include the use of words such as
"anticipate," "estimate," "intend," "expect," "believe," "plan," "may,"
"should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Strategic Income ETF; hereinafter referred to as the
"Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisors and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisors are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2020

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Strategic Income ETF (the "Fund"), which contains detailed information about the Fund for the six months ended April 30, 2020.

Just one month ago, I noted in a letter to shareholders that a handful of states were set to open some "nonessential" businesses by early May. As of May 20,
2020, I am pleased to report that all 50 states and U.S. territories have eased some restrictions on businesses and social activity. Keep in mind, however, that the plan does entail governors phasing in the opening of businesses in the coming weeks or potentially months, so I see this news as essentially marking the beginning of the rebuilding process for the U.S. economy. We all need to be aware as well of the possibility of an uptick or even surge in the coronavirus
("COVID-19") infections as more people venture out of their homes. Prior to the last couple of weeks or so, the stay-at-home mandate severely restricted the movements of close to 315 million Americans, according to The Washington Post.
To put this further into perspective, because so many stores have been closed and so many people have been hunkering down at home, retail-store traffic in the
U.S. plunged 91.2% year-over-year for the week ended May 16, 2020, according to
Bloomberg. Truly amazing!

In this COVID-19 pandemic, there appears to be a notable disconnect between the state of the U.S. economy, which is expected to go from bad to downright terrible between the first quarter and second quarter of the year, and the performance of the stock market, which has been much better than expected. While the data and commentary in this report are technically supposed to run through
April 30, 2020, I feel compelled to offer insight that is as up to date as possible. The 2020 peak in the stock market, as measured by the S&P 500(R) Index
(the "Index"), occurred on February 19. That day also marked the all-time high for the Index. From February 19, 2020, through March 23, 2020, the Index declined by 33.92% on a price-only basis (no dividends included), according to
Bloomberg. We should note that the Index slid into bear market territory on
March 12, 2020. A bear market is defined by a 20% or greater decline in price from its most recent peak. That took just 16 trading days, the quickest plunge into a bear market ever. From March 23, 2020 through May 20, 2020, the Index staged an impressive rebound, posting a price-only gain of 32.82%, according to
Bloomberg. As of May 20, 2020, the Index stood just 12.24% below its all-time high set on February 19, 2020. But the game, as they say, is not over. Even though stocks have rebounded significantly from their March lows, 68% of the money managers that participated in the most recent Bank of America global fund manager survey believe that stocks are still in a bear market, according to
MarketWatch. What are they likely concerned about? In addition to a dismal economic outlook for the near-term, research from Bespoke Investment Group, an independent research firm, indicates that there have been 25 bear markets since
1928 and 60% of the time the Index declined a second time during the bear market and went on to establish a new low for the period.

With respect to the state of the economy, the Congressional Budget Office announced on May 19, 2020, that it sees real U.S. gross domestic product ("GDP")
declining by an annualized 38% in the second quarter of 2020, reportedly in line with Wall Street economists, according to CNBC. Some estimates are more dire.
The GDP estimate from the Atlanta Federal Reserve calls for a 42% plunge. These numbers are so large in scope they are mind-boggling. The Bureau of Economic
Analysis is scheduled to release its GDP report on July 30, 2020. Until then, we may continue to have a disconnect between the economy and the markets. Let us hope it is as positive as the one we are currently enjoying.

The U.S. government shut down huge chunks of our economy in order to protect lives and prevent our health care system from being overwhelmed by COVID-19 patients. Our economic woes, in other words, are man-made. The remedies to this pandemic will also likely be man-made. They could come in the form of therapeutics and/or a vaccine. Perhaps more than one vaccine. At this stage of the pandemic fight, we have one message for investors: Stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

The primary investment objective of First Trust Strategic Income ETF (the
"Fund") is to seek risk-adjusted income. The Fund's secondary investment objective is capital appreciation. The Fund is a multi-manager, multi-strategy actively managed exchange-traded fund. First Trust Advisors L.P. ("First Trust"
or the "Advisor") serves as the Fund's investment advisor. The Advisor's
Investment Committee determines the Fund's strategic allocation among various general investment categories and allocates the Fund's assets to portfolio management teams comprised of personnel of the Advisor and/or a sub-advisor
(each, a "Management Team"), which employ their respective investment strategies. Shares of the Fund are listed on The Nasdaq Stock Market LLC under the ticker symbol "FDIV."

The Fund's investment categories are: (i) high yield corporate bonds, commonly referred to as "junk" bonds, and first lien senior secured floating rate bank loans; (ii) mortgage-related investments; (iii) preferred securities; (iv)
international sovereign bonds, including securities issued by emerging markets countries; (v) equity securities of Energy Infrastructure Companies(1), certain of which are master limited partnerships ("MLPs"); and (vi) dividend paying U.S.
exchange-traded equity securities and depositary receipts. The Management Teams may utilize a related option overlay strategy and/or derivative instruments in implementing their respective investment strategies for the Fund. Additionally, the Management Teams may seek to gain exposure to the Fund's investment categories directly or through investments in exchange-traded funds. The Advisor expects that the Fund may at times invest significantly in other exchange-traded funds, including but not limited to, other exchange-traded funds that are advised by the Advisor; accordingly, the Fund may operate principally as a "fund of funds," but will not necessarily operate as such at all times. The Fund seeks to achieve its objectives by having each Management Team focus on those securities within its respective investment category. The Fund may add or remove investment categories or Management Teams at the discretion of the Advisor.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                         AVERAGE ANNUAL TOTAL RETURNS   CUMULATIVE TOTAL RETURNS
                                                 6 Months      1 Year       5 Years      Inception       5 Years      Inception
                                                  Ended         Ended        Ended       (8/13/14)        Ended       (8/13/14)
                                                 4/30/20       4/30/20      4/30/20      to 4/30/20      4/30/20      to 4/30/20
FUND PERFORMANCE
NAV                                              -10.77%       -7.81%        1.55%         1.93%          7.98%         11.54%
Market Price                                     -10.83%       -7.86%        1.58%         1.94%          8.16%         11.57%

INDEX PERFORMANCE
Blended Index(2)                                  -8.87%       -7.24%        1.38%         1.55%          7.11%          9.15%
Bloomberg Barclays U.S. Aggregate
   Bond Index                                      4.86%       10.84%        3.80%         3.83%         20.49%         23.95%
Russell 3000(R) Index                             -4.33%       -1.04%        8.33%         8.82%         49.22%         62.09%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

-----------------------------

(1)   Energy Infrastructure Companies are publicly-traded MLPs or limited liability companies that are taxed as partnerships; entities that control
      MLPs, entities that own general partner interests in an MLP, or MLP affiliates (such as I-shares or I-units); U.S. and Canadian energy yield corporations ("yieldcos"); pipeline companies; utilities; and other companies that are involved in operating or providing services in support of infrastructure assets such as pipeline, power transmission, terminalling and petroleum and natural gas storage in the petroleum, natural gas and power generation industries.

(2)   The Blended Index is equally weighted to include these six indices: the
      Alerian MLP Index, Dow Jones U.S. Select Dividend Index, ICE BofA Fixed
      Rate Preferred Securities Index, ICE BofA U.S. High Yield Index, Bloomberg
      Barclays EM USD Aggregate Index and Bloomberg Barclays U.S. MBS Index. An
      index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the index performance shown. Indices are unmanaged and an investor cannot invest directly in an index. The
      Blended Index returns are calculated by using the monthly return of the six indices during each period shown above. At the beginning of each month the six indices are rebalanced to a 16.66 percentage weighting for each to account for divergence from that percentage weighting the occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance of the Blended Index for each period shown above.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

-----------------------------------------------------------
                                             % OF TOTAL
ASSET CLASSIFICATION                         INVESTMENTS
-----------------------------------------------------------
Exchange-Traded Funds                           51.91%
Common Stocks                                   23.00
U.S. Government Agency Mortgage-
   Backed Securities                            10.91
Master Limited Partnerships                      9.74
Real Estate Investment Trusts                    4.38
Asset-Backed Securities                          0.03
Mortgage-Backed Securities                       0.03
                                               -------
     Total                                     100.00%
                                               =======

-----------------------------------------------------------
                                             % OF TOTAL
TOP TEN HOLDINGS                             INVESTMENTS
-----------------------------------------------------------
First Trust Preferred Securities and
   Income ETF                                   11.68%
First Trust Senior Loan ETF                     10.18
First Trust Emerging Markets Local
   Currency Bond ETF                             9.48
First Trust Low Duration Opportunities
   ETF                                           9.46
iShares J.P. Morgan USD Emerging
   Markets Bond ETF                              5.37
First Trust Institutional Preferred
   Securities and Income ETF                     3.85
Enterprise Products Partners, L.P.               2.24
TC Energy Corp.                                  1.43
ProShares Short 20+ Year Treasury                1.28
TC PipeLines, L.P.                               1.21
                                               -------
     Total                                      56.18%
                                               =======


                                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      AUGUST 13, 2014 - APRIL 30, 2020

            First Trust Strategic      Blended      Bloomberg Barclays U.S.      Russell 3000(R)
                 Income ETF             Index        Aggregate Bond Index             Index
8/13/14            $10,000             $10,000              $10,000                  $10,000
10/31/14            10,177              10,129               10,080                   10,371
4/30/15             10,330              10,191               10,288                   10,863
10/31/15             9,989               9,735               10,280                   10,837
4/30/16             10,436              10,006               10,571                   10,844
10/31/16            10,856              10,446               10,731                   11,297
4/30/17             11,275              10,981               10,659                   12,859
10/31/17            11,442              11,058               10,827                   14,006
4/30/18             11,340              11,029               10,625                   14,537
10/31/18            11,303              11,093               10,605                   14,929
4/30/19             12,100              11,766               11,187                   16,379
10/31/19            12,502              11,977               11,826                   16,942
4/30/20             11,156              10,915               12,401                   16,208


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 1, 2014 through
April 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                          NUMBER OF DAYS BID/ASK MIDPOINT               NUMBER OF DAYS BID/ASK MIDPOINT
                                    AT/ABOVE NAV                                   BELOW NAV
                      ----------------------------------------      ----------------------------------------
                      0.00%-     0.50%-     1.00%-                  0.00%-     0.50%-     1.00%-
FOR THE PERIOD        0.49%      0.99%      1.99%      >=2.00%      0.49%      0.99%      1.99%      >=2.00%
11/1/14 - 10/31/15      36          6          6          2          152         33          9          7
11/1/15 - 10/31/16      69         16          7          3          125         27          3          2
11/1/16 - 10/31/17     142         14          0          0           95          1          0          0
11/1/17 - 10/31/18      91          0          1          2          156          1          1          0
11/1/18 - 10/31/19     123          0          0          0          128          0          0          0
11/1/19 - 4/30/20       21          0          0          0          101          2          0          0


                                                                          Page 3


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2020 (UNAUDITED)

                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust Strategic Income ETF ("FDIV" or the "Fund"). The
following serve as investment sub-advisors (each, a "Sub-Advisor") to the Fund:
First Trust Global Portfolios Ltd. ("FTGP"); Energy Income Partners, LLC
("EIP"); Stonebridge Advisors LLC ("Stonebridge"); and Richard Bernstein
Advisors LLC ("RBA"). The Advisor's Investment Committee determines the Fund's strategic allocation among various general investment categories and allocates the Fund's assets to portfolio management teams comprised of personnel of the
Advisor and/or a Sub-Advisor, which employ their respective investment strategies.

                         ADVISOR'S INVESTMENT COMMITTEE

ADVISOR'S INVESTMENT COMMITTEE

The Advisor's Investment Committee, which determines the Fund's strategic allocation among various general investment categories and allocates the Fund's assets, consists of:

o     DANIEL J. LINDQUIST, CHAIRMAN OF THE INVESTMENT COMMITTEE AND MANAGING
      DIRECTOR OF FIRST TRUST;

o     DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND
      MANAGING DIRECTOR OF FIRST TRUST;

o     JON C. ERICKSON, SENIOR VICE PRESIDENT OF FIRST TRUST;

o     ROGER F. TESTIN, SENIOR VICE PRESIDENT OF FIRST TRUST;

o     TODD LARSON, CFA, VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST TRUST;

o     JOHN GAMBLA, CFA, FRM, PRM, SENIOR PORTFOLIO MANAGER OF FIRST TRUST;

o     ROB A. GUTTSCHOW, CFA, SENIOR PORTFOLIO MANAGER OF FIRST TRUST; AND

o     CHRIS A. PETERSON, CFA, SENIOR VICE PRESIDENT OF FIRST TRUST.

ADVISOR PORTFOLIO MANAGERS

o     WILLIAM HOUSEY, CFA, SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER OF
      FIRST TRUST, LEVERAGED FINANCE TEAM;

o     SCOTT D. FRIES, CFA, SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST
      TRUST, LEVERAGED FINANCE TEAM;

o     JEREMIAH CHARLES, SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER OF
      FIRST TRUST, SECURITIZED PRODUCTS GROUP; AND

o     JAMES SNYDER, SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER OF FIRST
      TRUST, SECURITIZED PRODUCTS GROUP.

SUB-ADVISOR PORTFOLIO MANAGERS

o     JAMES J. MURCHIE, FOUNDER, CHIEF EXECUTIVE OFFICER, CO-PORTFOLIO MANAGER
      AND PRINCIPAL OF EIP.

o     EVA PAO, PORTFOLIO MANAGER AND PRINCIPAL OF EIP.

o     JOHN K. TYSSELAND, PORTFOLIO MANAGER AND PRINCIPAL OF EIP.

o     DEREK FULTON, DIRECTOR AND CHIEF EXECUTIVE OFFICER OF FTGP.

o     LEONARDO DACOSTA, DIRECTOR AND PORTFOLIO MANAGER OF FTGP.

o     ANTHONY BEEVERS, PORTFOLIO MANAGER OF FTGP.

o     RICHARD BERNSTEIN, CHIEF EXECUTIVE OFFICER AND CHIEF INVESTMENT OFFICER OF
      RBA.

o     HENRY TIMMONS, CFA, DIRECTOR OF ETFS OF RBA.

o     MATTHEW GRISWOLD, CFA, DIRECTOR OF INVESTMENTS OF RBA.

o     SCOTT T. FLEMING, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF STONEBRIDGE.

o     ROBERT WOLF, SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER OF
      STONEBRIDGE.


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2020 (UNAUDITED)

As a shareholder of First Trust Strategic Income ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other
Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                         EXPENSE RATIO      EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE        DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH          SIX-MONTH
                                                 NOVEMBER 1, 2019     APRIL 30, 2020     PERIOD (a) (b)     PERIOD (b) (c)
--------------------------------------------------------------------------------------------------------------------------
FIRST TRUST STRATEGIC INCOME ETF (FDIV)
Actual                                              $1,000.00           $  892.30            0.48%              $2.26
Hypothetical (5% return before expenses)            $1,000.00           $1,022.48            0.48%              $2.41


(a)   These expense ratios reflect expense waivers. See Note 3 in the Notes to
      Financial Statements.

(b)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(c)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2019 through April 30, 2020), multiplied by 182/366 (to reflect the six-month period).

                                                                          Page 5


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2020 (UNAUDITED)


     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS -- 50.7%

                  CAPITAL MARKETS -- 50.7%
         162,864  First Trust Emerging Markets Local Currency Bond ETF (a).....................................  $     5,320,767
         120,150  First Trust Institutional Preferred Securities and Income ETF (a)............................        2,159,095
          11,606  First Trust Long Duration Opportunities ETF (a)..............................................          344,698
         102,840  First Trust Low Duration Opportunities ETF (a)...............................................        5,311,686
         365,530  First Trust Preferred Securities and Income ETF (a)..........................................        6,553,953
         129,922  First Trust Senior Loan ETF (a)..............................................................        5,713,970
          30,014  iShares J.P. Morgan USD Emerging Markets Bond ETF............................................        3,016,407
          46,900  ProShares Short 20+ Year Treasury............................................................          718,977
                                                                                                                 ---------------
                  TOTAL EXCHANGE-TRADED FUNDS..................................................................       29,139,553
                  (Cost $31,463,901)                                                                             ---------------

COMMON STOCKS -- 22.4%

                  BANKS -- 5.2%
          17,586  Associated Banc-Corp.........................................................................          248,666
           8,573  Columbia Banking System, Inc.................................................................          231,385
           1,630  Credicorp Ltd................................................................................          242,903
           6,912  CVB Financial Corp...........................................................................          143,666
          15,209  First Financial Bancorp......................................................................          233,914
          27,052  OceanFirst Financial Corp....................................................................          455,826
          12,505  PacWest Bancorp..............................................................................          253,101
          24,714  Regions Financial Corp.......................................................................          265,675
           3,997  Sandy Spring Bancorp, Inc....................................................................          101,924
          12,714  Synovus Financial Corp.......................................................................          267,121
          20,971  Umpqua Holdings Corp.........................................................................          262,662
           9,828  Webster Financial Corp.......................................................................          277,641
                                                                                                                 ---------------
                                                                                                                       2,984,484
                                                                                                                 ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
          13,680  China Telecom Corp., Ltd., ADR...............................................................          459,648
                                                                                                                 ---------------

                  ELECTRIC UTILITIES -- 5.5%
           5,383  ALLETE, Inc..................................................................................          309,845
           8,282  Alliant Energy Corp..........................................................................          402,091
             925  American Electric Power Co., Inc.............................................................           76,877
             772  Duke Energy Corp.............................................................................           65,357
             950  Emera, Inc. (CAD)............................................................................           37,817
           5,709  Evergy, Inc..................................................................................          333,577
             940  Eversource Energy............................................................................           75,858
           1,999  Exelon Corp..................................................................................           74,123
             936  FirstEnergy Corp.............................................................................           38,629
           2,482  Fortis, Inc. (CAD)...........................................................................           96,181
           3,587  IDACORP, Inc.................................................................................          329,215
           1,001  NextEra Energy, Inc..........................................................................          231,351
           4,985  Otter Tail Corp..............................................................................          221,234
           4,332  Pinnacle West Capital Corp...................................................................          333,521
           6,721  Portland General Electric Co.................................................................          314,476
           5,877  PPL Corp.....................................................................................          149,393
           1,544  Xcel Energy, Inc.............................................................................           98,137
                                                                                                                 ---------------
                                                                                                                       3,187,682
                                                                                                                 ---------------


Page 6                  See Notes to Financial Statements


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  ELECTRICAL EQUIPMENT -- 0.8%
           3,913  Hubbell, Inc.................................................................................  $       486,895
                                                                                                                 ---------------

                  GAS UTILITIES -- 0.8%
             374  Atmos Energy Corp............................................................................           38,137
           1,106  New Jersey Resources Corp....................................................................           37,361
           5,202  Southwest Gas Holdings, Inc..................................................................          394,311
                                                                                                                 ---------------
                                                                                                                         469,809
                                                                                                                 ---------------

                  IT SERVICES -- 0.8%
           6,873  Paychex, Inc.................................................................................          470,938
                                                                                                                 ---------------

                  MACHINERY -- 0.9%
           3,840  Snap-on, Inc.................................................................................          500,314
                                                                                                                 ---------------

                  MULTI-UTILITIES -- 2.1%
           1,365  ATCO Ltd., Class I (CAD).....................................................................           38,333
             762  Dominion Energy, Inc.........................................................................           58,773
             385  DTE Energy Co................................................................................           39,940
           5,689  NorthWestern Corp............................................................................          328,198
           4,920  Public Service Enterprise Group, Inc.........................................................          249,493
             656  Sempra Energy................................................................................           81,246
           4,363  WEC Energy Group, Inc........................................................................          395,070
                                                                                                                 ---------------
                                                                                                                       1,191,053
                                                                                                                 ---------------

                  OIL, GAS & CONSUMABLE FUELS -- 3.8%
           8,447  Enbridge, Inc................................................................................          259,154
           9,455  Equitrans Midstream Corp.....................................................................           79,233
           7,762  Keyera Corp. (CAD)...........................................................................          115,152
          27,114  Kinder Morgan, Inc...........................................................................          412,946
           5,984  ONEOK, Inc...................................................................................          179,101
          17,328  TC Energy Corp...............................................................................          803,326
          18,858  Williams (The) Cos., Inc.....................................................................          365,279
                                                                                                                 ---------------
                                                                                                                       2,214,191
                                                                                                                 ---------------

                  THRIFTS & MORTGAGE FINANCE -- 0.8%
          16,913  Washington Federal, Inc......................................................................          452,254
                                                                                                                 ---------------

                  TRADING COMPANIES & DISTRIBUTORS -- 0.9%
          13,678  Fastenal Co..................................................................................          495,417
                                                                                                                 ---------------
                  TOTAL COMMON STOCKS..........................................................................       12,912,685
                  (Cost $13,964,712)                                                                             ---------------



   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 10.7%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.6%
                  Federal Home Loan Mortgage Corporation
$          9,310     Series 1998-192, Class IO, IO, STRIPS........................     6.50%        02/01/28               1,426
         102,478     Series 2003-2564, Class PK...................................     4.00%        06/15/32             119,043
          83,000     Series 2003-2669, Class LL...................................     5.50%        08/15/33              95,771
          94,791     Series 2006-3114, Class GI, IO,
                        1 Mo. LIBOR (x) -1 + 6.60% (b)............................     5.79%        02/15/36              19,597


                        See Notes to Financial Statements                 Page 7


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$          6,413     Series 2006-3200, Class PO, PO...............................      (c)         08/15/36     $         6,211
           8,509     Series 2007-3373, Class TO, PO...............................      (c)         04/15/37               8,025
          87,828     Series 2007-3382, Class CE...................................     6.00%        11/15/37             102,491
          83,334     Series 2009-3589, Class ZW...................................     4.50%        10/15/39              99,021
         232,000     Series 2010-3626, Class ME...................................     5.00%        01/15/40             281,348
          54,116     Series 2011-3817, Class MA...................................     4.50%        10/15/37              55,315
           9,055     Series 2011-3917, Class AI, IO...............................     4.50%        07/15/26                 479
         504,479     Series 2012-4101, Class QN...................................     3.50%        09/15/42             541,140
       1,219,489     Series 2016-4619, Class IB, IO (d)...........................     4.00%        12/15/47              43,058
                  Federal National Mortgage Association
           2,446     Series 1992-205, Class Z.....................................     7.00%        11/25/22               2,581
          14,585     Series 1993-176, Class E, PO.................................      (c)         08/25/23              14,464
          12,576     Series 1993-247, Class 2, IO, STRIPS.........................     7.50%        10/25/23               1,055
          52,904     Series 1997-22, Class PC.....................................     4.50%        03/18/27              56,907
           7,396     Series 2002-1, Class HC......................................     6.50%        02/25/22               7,599
          69,029     Series 2003-339, Class 12, IO, STRIPS........................     6.00%        06/25/33              12,694
          12,978     Series 2003-W2, Class 1A1....................................     6.50%        07/25/42              15,314
          43,578     Series 2004-T2, Class 1PO, PO................................      (c)         11/25/43              41,676
           9,080     Series 2006-125, Class FA, 1 Mo. LIBOR + 0.28% (e)...........     0.77%        01/25/37               8,981
          52,923     Series 2007-32, Class KT.....................................     5.50%        04/25/37              63,016
          16,381     Series 2007-42, Class AO, PO.................................      (c)         05/25/37              15,406
         103,842     Series 2008-24, Class WH.....................................     6.00%        02/25/38             136,909
          12,132     Series 2008-44, Class PO, PO.................................      (c)         05/25/38              11,093
         227,000     Series 2010-45, Class EB.....................................     5.00%        05/25/40             284,821
          41,219     Series 2011-30, Class MD.....................................     4.00%        02/25/39              41,520
          80,655     Series 2012-409, Class C17, IO, STRIPS.......................     4.00%        11/25/41              12,465
         112,463     Series 2015-14, Class IK, IO.................................     0.75%        03/25/45              10,466
          45,011     Series 2015-72, Class PC.....................................     3.00%        10/25/43              45,336
                  Government National Mortgage Association
          25,397     Series 2003-7, Class TA......................................     4.50%        11/16/32              26,496
          23,355     Series 2003-52, Class AP, PO.................................      (c)         06/16/33              22,314
          52,689     Series 2004-47, Class PD.....................................     6.00%        06/16/34              60,473
          22,849     Series 2004-109, Class BC....................................     5.00%        11/20/33              23,174
           8,038     Series 2005-17, Class AD.....................................     5.00%        02/20/35               8,800
         299,080     Series 2006-17, Class TW.....................................     6.00%        04/20/36             349,986
         270,000     Series 2008-2, Class GC......................................     4.75%        01/16/38             306,221
          86,974     Series 2009-96, Class ZG.....................................     5.50%        10/16/39             104,431
          10,000     Series 2010-84, Class YB.....................................     4.00%        07/20/40              10,959
         111,974     Series 2010-111, Class JA....................................     2.50%        09/16/40             113,509
         459,000     Series 2010-167, Class WL....................................     4.50%        09/20/40             536,381
          29,742     Series 2012-34, Class SD, IO,
                        1 Mo. LIBOR (x) -1 + 6.05% (b)............................     5.26%        03/16/42               6,363
          30,263     Series 2013-20, Class KI, IO.................................     5.00%        01/20/43               3,543
           1,735     Series 2013-31, Class TH, 1 Mo. LIBOR + 4.35% (e)............     5.07%        08/20/39               1,737
          37,635     Series 2013-67, Class PI, IO.................................     4.00%        12/16/42               4,147
                  NCUA Guaranteed Notes Trust
          26,830     Series 2010-R3, Class 1A, 1 Mo. LIBOR + 0.56% (e)............     1.54%        12/08/20              26,776
                  Vendee Mortgage Trust
          25,009     Series 2011-2, Class DA......................................     3.75%        12/15/33              25,136
                                                                                                                 ---------------
                                                                                                                       3,785,674
                                                                                                                 ---------------


Page 8                  See Notes to Financial Statements


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  PASS-THROUGH SECURITIES -- 4.1%
                  Federal Home Loan Mortgage Corporation
$         64,352     Pool A47829..................................................     4.00%        08/01/35     $        69,463
          69,249     Pool A80290..................................................     5.00%        11/01/35              79,242
          47,841     Pool A94951..................................................     4.00%        11/01/40              53,132
          27,382     Pool A95134..................................................     4.50%        11/01/40              30,450
          27,422     Pool A97601..................................................     4.50%        03/01/41              31,034
          12,262     Pool G03523..................................................     6.00%        11/01/37              14,187
          33,352     Pool G06501..................................................     4.00%        04/01/41              36,600
          43,076     Pool G07286..................................................     6.50%        09/01/39              50,406
           1,249     Pool G11973..................................................     5.50%        02/01/21               1,258
          20,905     Pool G13124..................................................     6.00%        12/01/22              21,710
          16,159     Pool G13465..................................................     6.00%        01/01/24              16,774
          21,855     Pool G13790..................................................     4.50%        04/01/25              23,287
          25,875     Pool G13844..................................................     4.50%        07/01/25              27,715
          15,496     Pool G14184..................................................     5.00%        07/01/25              16,287
          27,914     Pool G15725..................................................     4.50%        09/01/26              29,812
           2,024     Pool G18072..................................................     4.50%        09/01/20               2,138
           8,212     Pool O20138..................................................     5.00%        11/01/30               8,998
          31,837     Pool Q05201..................................................     4.00%        12/01/41              35,181
                  Federal National Mortgage Association
          79,415     Pool 724888..................................................     5.50%        06/01/33              88,786
           8,849     Pool 879398..................................................     5.50%        02/01/21               8,951
          14,104     Pool 888112..................................................     6.50%        12/01/36              16,868
           9,276     Pool 889780..................................................     5.50%        03/01/23               9,697
             464     Pool 890206..................................................     5.50%        10/01/21                 467
          16,510     Pool 897936..................................................     5.50%        08/01/21              16,871
          21,480     Pool 923171..................................................     7.50%        03/01/37              25,097
          26,406     Pool 977130..................................................     5.50%        08/01/23              27,720
          15,317     Pool 983629..................................................     4.50%        05/01/23              16,214
          19,730     Pool 995400..................................................     7.00%        06/01/23              20,650
          52,041     Pool 995700..................................................     6.50%        03/01/27              58,039
          26,249     Pool AB2265..................................................     4.00%        02/01/41              29,411
           8,539     Pool AI1191..................................................     4.50%        04/01/41               9,498
          28,779     Pool AI7800..................................................     4.50%        07/01/41              32,046
          23,154     Pool AJ5299..................................................     4.00%        11/01/41              25,964
          40,981     Pool AJ5300..................................................     4.00%        11/01/41              45,388
          35,894     Pool AK3103..................................................     4.00%        02/01/42              39,484
          57,355     Pool AL1024..................................................     4.50%        07/01/26              61,716
          14,509     Pool AL6304..................................................     5.50%        09/01/25              15,189
          48,600     Pool AU4726..................................................     4.00%        09/01/43              53,889
         335,692     Pool BN0965..................................................     4.50%        12/01/48             362,572
                  Government National Mortgage Association
          15,606     Pool 3500....................................................     5.50%        01/20/34              17,692
           9,136     Pool 3513....................................................     5.00%        02/20/34              10,282
          18,317     Pool 3555....................................................     5.00%        05/20/34              20,617
          49,793     Pool 3975....................................................     5.50%        04/20/37              56,058
          17,836     Pool 4230....................................................     6.00%        09/20/23              19,074
          36,478     Pool 609116..................................................     4.50%        02/15/44              42,133


                        See Notes to Financial Statements                Page 9


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  PASS-THROUGH SECURITIES (CONTINUED)
                  Government National Mortgage Association (Continued)
$        341,884     Pool 769055..................................................     3.75%        07/15/41     $       367,136
         250,778     Pool 770005..................................................     4.00%        11/15/33             273,089
          18,577     Pool MA2293..................................................     3.50%        10/20/44              19,448
                                                                                                                 ---------------
                                                                                                                       2,337,720
                                                                                                                 ---------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES......................................        6,123,394
                  (Cost $5,892,356)                                                                              ---------------



      UNITS                                                 DESCRIPTION                                               VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
MASTER LIMITED PARTNERSHIPS -- 9.5%

                  CHEMICALS -- 0.4%
          11,128  Westlake Chemical Partners, L.P..............................................................          200,081
                                                                                                                 ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 0.6%
           7,050  NextEra Energy Partners, L.P. (f)............................................................          354,545
                                                                                                                 ---------------

                  OIL, GAS & CONSUMABLE FUELS -- 8.5%
          16,359  Alliance Resource Partners, L.P..............................................................           63,473
             880  BP Midstream Partners, L.P...................................................................           10,067
           1,489  Cheniere Energy Partners, L.P................................................................           50,224
          49,579  Energy Transfer, L.P.........................................................................          416,464
          71,695  Enterprise Products Partners, L.P............................................................        1,258,964
          17,428  Holly Energy Partners, L.P...................................................................          256,714
          15,822  Magellan Midstream Partners, L.P.............................................................          650,759
             717  MPLX, L.P....................................................................................           12,978
          12,177  Phillips 66 Partners, L.P....................................................................          518,131
          59,944  Plains All American Pipeline, L.P............................................................          529,305
          32,001  Shell Midstream Partners, L.P................................................................          470,095
          20,218  TC PipeLines, L.P............................................................................          677,303
                                                                                                                 ---------------
                                                                                                                       4,914,477
                                                                                                                 ---------------
                  TOTAL MASTER LIMITED PARTNERSHIPS............................................................        5,469,103
                  (Cost $6,452,986)                                                                              ---------------



     SHARES                                                 DESCRIPTION                                               VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS -- 4.3%

                  EQUITY REAL ESTATE INVESTMENT TRUSTS -- 4.3%
           5,637  Agree Realty Corp............................................................................          367,025
           5,435  Getty Realty Corp............................................................................          147,615
           6,854  National Health Investors, Inc...............................................................          377,381
          11,254  National Retail Properties, Inc..............................................................          367,330
           7,076  Realty Income Corp...........................................................................          388,614
          40,499  Retail Opportunity Investments Corp..........................................................          393,043
          12,883  Ventas, Inc..................................................................................          416,765
                                                                                                                 ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS..........................................................        2,457,773
                  (Cost $2,802,582)                                                                              ---------------


Page 10                 See Notes to Financial Statements


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
ASSET-BACKED SECURITIES -- 0.0%

                  FIRST ALLIANCE MORTGAGE LOAN TRUST
$         16,446     Series 1999-1, Class A1......................................     7.18%        06/20/30     $        16,322
                                                                                                                 ---------------
                  TOTAL ASSET-BACKED SECURITIES................................................................           16,322
                  (Cost $16,446)                                                                                 ---------------

MORTGAGE-BACKED SECURITIES -- 0.0%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.0%
                  BCAP LLC Trust
           1,289     Series 2011-R11, Class 30A5 (g) (h)..........................     3.81%        01/26/34               1,285
                  Residential Accredit Loans, Inc.
           1,653     Series 2003-QS5, Class A2, 1 Mo. LIBOR (x) -1.83 +
                        14.76% (b)................................................    13.87%        03/25/18               1,570
           1,586     Series 2003-QS14, Class A1...................................     5.00%        07/25/18               1,600
             769     Series 2003-QS20, Class CB...................................     5.00%        11/25/18                 782
                  Residential Asset Securitization Trust
             190     Series 2003-A14, Class A1....................................     4.75%        02/25/19                 124
                  Structured Asset Securities Corp.
           9,470     Series 2003-37A, Class 3A7 (h)...............................     3.83%        12/25/33               9,030
                                                                                                                 ---------------
                  TOTAL MORTGAGE-BACKED SECURITIES.............................................................           14,391
                  (Cost $14,923)                                                                                 ---------------

                  TOTAL INVESTMENTS -- 97.6%...................................................................       56,133,221
                  (Cost $60,607,906) (i)
                  NET OTHER ASSETS AND LIABILITIES -- 2.4%.....................................................        1,405,407
                                                                                                                 ---------------
                  NET ASSETS -- 100.0%.........................................................................  $    57,538,628
                                                                                                                 ===============


-----------------------------

(a)   Investment in an affiliated fund.

(b)   Inverse floating rate security.

(c)   Zero coupon security.

(d)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund's advisor (the "Advisor").

(e)   Floating or variable rate security.

(f)   This security is taxed as a "C" corporation for federal income tax purposes.

(g)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2020, securities noted as such amounted to $1,285 or 0.0% of net assets.

(h)   Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(i)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,350,794 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,825,479. The net unrealized depreciation was
      $4,474,685.

ADR   American Depositary Receipt

IO    Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

LIBOR London Interbank Offered Rate

PO    Principal-Only Security

STRIPS Separate Trading of Registered Interest and Principal of Securities

Currency Abbreviations:
CAD   Canadian Dollar

                        See Notes to Financial Statements                Page 11


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                               LEVEL 2            LEVEL 3
                                                          TOTAL            LEVEL 1           SIGNIFICANT        SIGNIFICANT
                                                        VALUE AT           QUOTED            OBSERVABLE        UNOBSERVABLE
                                                        4/30/2020          PRICES              INPUTS             INPUTS
                                                     ---------------    ---------------    ---------------    ---------------
Exchange-Traded Funds*............................   $    29,139,553    $    29,139,553    $            --    $            --
Common Stocks*....................................        12,912,685         12,912,685                 --                 --
U.S. Government Agency Mortgage-Backed
   Securities.....................................         6,123,394                 --          6,123,394                 --
Master Limited Partnerships*......................         5,469,103          5,469,103                 --                 --
Real Estate Investment Trusts*....................         2,457,773          2,457,773                 --                 --
Asset-Backed Securities...........................            16,322                 --             16,322                 --
Mortgage-Backed Securities........................            14,391                 --             14,391                 --
                                                     ---------------    ---------------    ---------------    ---------------
Total Investments.................................   $    56,133,221    $    49,979,114    $     6,154,107    $            --
                                                     ===============    ===============    ===============    ===============


* See Portfolio of Investments for industry breakout.

Page 12                 See Notes to Financial Statements


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2020 (UNAUDITED)


ASSETS:
Investments, at value - Unaffiliated...................................     $     30,729,052
Investments, at value - Affiliated.....................................           25,404,169
                                                                            ----------------
Total investments, at value............................................           56,133,221
Cash...................................................................            1,250,261
Foreign currency, at value.............................................                4,571
Due from broker........................................................               60,591
Receivables:
   Dividends...........................................................              102,204
   Interest............................................................               25,683
   Investment securities sold..........................................               15,299
   Reclaims............................................................                8,311
                                                                            ----------------
   Total Assets........................................................           57,600,141
                                                                            ----------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................               37,900
   Investment advisory fees............................................               23,613
                                                                            ----------------
   Total Liabilities...................................................               61,513
                                                                            ----------------
NET ASSETS.............................................................     $     57,538,628
                                                                            ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................     $     66,855,872
Par value..............................................................               13,000
Accumulated distributable earnings (loss)..............................           (9,330,244)
                                                                            ----------------
NET ASSETS.............................................................     $     57,538,628
                                                                            ================
NET ASSET VALUE, per share.............................................     $          44.26
                                                                            ================
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................            1,300,002
                                                                            ================
Investments, at cost - Unaffiliated....................................     $     33,205,391
                                                                            ================
Investments, at cost - Affiliated......................................     $     27,402,515
                                                                            ================
Total investments, at cost.............................................     $     60,607,906
                                                                            ================
Foreign currency, at cost (proceeds)...................................     $          6,088
                                                                            ================


                        See Notes to Financial Statements                Page 13


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED)


INVESTMENT INCOME:
Dividends - Unaffiliated...............................................     $        569,051
Dividends - Affiliated.................................................              832,289
Interest...............................................................               74,801
Foreign withholding tax................................................               (5,223)
                                                                            ----------------
   Total investment income.............................................            1,470,918
                                                                            ----------------
EXPENSES:
Investment advisory fees...............................................              340,415
                                                                            ----------------
   Total expenses......................................................              340,415
   Less fees waived by the investment advisor..........................             (149,725)
                                                                            ----------------
   Net expenses........................................................              190,690
                                                                            ----------------
NET INVESTMENT INCOME (LOSS)...........................................            1,280,228
                                                                            ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Unaffiliated..........................................           (2,500,150)
   Investments - Affiliated............................................             (853,577)
   In-kind redemptions - Unaffiliated..................................             (210,793)
   In-kind redemptions - Affiliated....................................             (520,416)
   Futures contracts...................................................                8,634
   Foreign currency transactions.......................................                 (159)
                                                                            ----------------
Net realized gain (loss)...............................................           (4,076,461)
                                                                            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Unaffiliated..........................................           (4,397,103)
   Investments - Affiliated............................................           (2,396,827)
   Foreign currency translation........................................                 (813)
                                                                            ----------------
Net change in unrealized appreciation (depreciation)...................           (6,794,743)
                                                                            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................          (10,871,204)
                                                                            ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $     (9,590,976)
                                                                            ================


Page 14                 See Notes to Financial Statements


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SIX MONTHS
                                                                                 ENDED                   YEAR
                                                                               4/30/2020                ENDED
                                                                              (UNAUDITED)             10/31/2019
                                                                            ----------------       ----------------
OPERATIONS:
Net investment income (loss)...........................................     $      1,280,228       $      2,621,165
Net realized gain (loss)...............................................           (4,076,461)               577,341
Net change in unrealized appreciation (depreciation)...................           (6,794,743)             4,790,638
                                                                            ----------------       ----------------
Net increase (decrease) in net assets resulting from operations........           (9,590,976)             7,989,144
                                                                            ----------------       ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations..................................................           (1,587,002)            (3,409,004)
                                                                            ----------------       ----------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................                   --             17,620,172
Cost of shares redeemed................................................          (22,403,805)           (14,583,948)
                                                                            ----------------       ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions.......................................          (22,403,805)             3,036,224
                                                                            ----------------       ----------------
Total increase (decrease) in net assets................................          (33,581,783)             7,616,364

NET ASSETS:
Beginning of period....................................................           91,120,411             83,504,047
                                                                            ----------------       ----------------
End of period..........................................................     $     57,538,628       $     91,120,411
                                                                            ================       ================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................            1,800,002              1,750,002
Shares sold............................................................                   --                350,000
Shares redeemed........................................................             (500,000)              (300,000)
                                                                            ----------------       ----------------
Shares outstanding, end of period......................................            1,300,002              1,800,002
                                                                            ================       ================


                        See Notes to Financial Statements                Page 15


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                          SIX MONTHS
                                             ENDED                            YEAR ENDED OCTOBER 31,
                                           4/30/2020    -------------------------------------------------------------------
                                          (UNAUDITED)      2019          2018          2017          2016          2015
                                          -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period       $   50.62     $   47.72     $   50.68     $   49.89     $   47.76     $   50.59
                                           ---------     ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.73          1.63          1.69          1.56          1.60          1.67
Net realized and unrealized gain (loss)        (6.12)         3.34         (2.26)         1.10 (a)      2.45         (2.58) (b)
                                           ---------     ---------     ---------     ---------     ---------     ---------
Total from investment operations               (5.39)         4.97         (0.57)         2.66          4.05         (0.91)
                                           ---------     ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.97)        (2.07)        (2.10)        (1.65)        (1.92)        (1.40)
Net realized gain                                 --            --            --         (0.22)           --            --
Return of capital                                 --            --         (0.29)           --            --         (0.52)
                                           ---------     ---------     ---------     ---------     ---------     ---------
Total distributions                            (0.97)        (2.07)        (2.39)        (1.87)        (1.92)        (1.92)
                                           ---------     ---------     ---------     ---------     ---------     ---------
Net asset value, end of period             $   44.26     $   50.62     $   47.72     $   50.68     $   49.89     $   47.76
                                           =========     =========     =========     =========     =========     =========
TOTAL RETURN (c)                              (10.77)%       10.60%        (1.21)%        5.40% (a)     8.67%        (1.85)% (b)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $  57,539     $  91,120     $  83,504     $  96,286     $  17,460     $  19,102
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets (d)                               0.85% (e)     0.85%         0.86% (f)     0.85%         0.85%         0.85%
Ratio of net expenses to average
   net assets (d)                               0.48% (e)     0.50%         0.50% (f)     0.52%         0.55%         0.61%
Ratio of net investment income (loss)
   to average net assets                        3.20% (e)     3.21%         3.40%         3.10%         3.30%         3.37%
Portfolio turnover rate (g)                       57%           91%          113%          119%           88%          125%


(a)   The Fund received a reimbursement from the Advisor in the amount of $3,457 in connection with a trade error, which represents less than $0.01 per share. Since the Advisor reimbursed the Fund, there was no effect on the
      Fund's total return.

(b)   The Fund received a payment from the Advisor in the amount of $23,478 in connection with a trade error. The payment from the Advisor represents
      $0.06 per share and had no effect on the Fund's total return.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the Advisor.

(d)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(e)   Annualized.

(f)   Includes excise tax. If this excise tax expense was not included, the total and net expense ratios would have been 0.85% and 0.49%, respectively.

(g)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 16                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2020 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds that are offering shares. This report covers the First Trust Strategic Income ETF (the "Fund"), which trades under the ticker "FDIV" on The Nasdaq Stock Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed in-kind for securities in which the Fund invests and/or cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is a multi-manager, multi-strategy actively managed exchange-traded fund. The Fund's primary investment objective is to seek risk-adjusted income.
The Fund's secondary investment objective is capital appreciation.

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the Fund. The following serve as investment sub-advisors to the Fund:
First Trust Global Portfolios Ltd. ("FTGP"); Energy Income Partners, LLC
("EIP"); Stonebridge Advisors LLC ("Stonebridge"); and Richard Bernstein
Advisors LLC ("RBA") (each, a "Sub-Advisor" and together, the "Sub-Advisors").
The Advisor's Investment Committee determines the Fund's strategic allocation among various general investment categories and allocates the Fund's assets to portfolio management teams comprised of personnel of the Advisor and/or a
Sub-Advisor (each, a "Management Team"), which employ their respective investment strategies. The Fund seeks to achieve its objectives by having each
Management Team focus on those securities within its respective investment category. The Fund may add or remove investment categories or Management Teams at the discretion of the Advisor.

The Fund's investment categories are: (i) high-yield corporate bonds, commonly referred to as "junk" bonds, and first lien senior secured floating rate bank loans; (ii) mortgage-related investments; (iii) preferred securities; (iv)
international sovereign bonds, including securities issued by emerging market countries; (v) equity securities of Energy Infrastructure Companies(1), certain of which are master limited partnerships ("MLPs"); and (vi) dividend paying U.S.
exchange-traded equity securities (including common stock) of companies (that may be domiciled in or outside of the United States) and depositary receipts.
The Management Teams may utilize a related option overlay strategy and/or derivative instruments in implementing their respective investment strategies for the Fund. Additionally, the Management Team may seek exposure to these asset classes directly or through investments in exchange-traded funds ("ETFs"). The
Advisor expects that the Fund may at times invest significantly in other ETFs, including but not limited to, other ETFs that are advised by the Advisor;
accordingly, the Fund may operate principally as a "fund of funds," but will not necessarily operate as such at all times.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

-----------------------------

(1)   Energy Infrastructure Companies are publicly-traded MLPs or limited liability companies that are taxed as partnerships; entities that control
      MLPs, entities that own general partner interests in an MLP, or MLP affiliates (such as I-shares or I-units); U.S. and Canadian energy yield corporations ("yieldcos"); pipeline companies; utilities; and other companies that are involved in operating or providing services in support of infrastructure assets such as pipeline, power transmission, terminalling and petroleum and natural gas storage in the petroleum, natural gas and power generation industries.

                                                                         Page 17

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2020 (UNAUDITED)

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the
Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third- party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Common stocks, preferred stocks, MLPs and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock
      Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for
      Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2020 (UNAUDITED)

the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

            1)    the fundamental business data relating to the issuer;
            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;
            3)    the type, size and cost of a security;
            4)    the financial statements of the issuer;
            5)    the credit quality and cash flow of the issuer, based on the
                  Advisor's or external analysis;
            6)    the information as to any transactions in or offers for the security;
            7)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;
            8)    the coupon payments;
            9)    the quality, value and salability of collateral, if any,
                  securing the security;
           10)    the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt
                  only);
           11)    the economic, political and social prospects/developments of the country of issue and the assessment of the country's
                  government leaders/officials (for sovereign debt only);
           12)    the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
           13)    other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

            1)    the type of security;
            2)    the size of the holding;
            3)    the initial cost of the security;
            4)    transactions in comparable securities;
            5)    price quotes from dealers and/or third-party pricing services;
            6)    relationships among various securities;
            7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
            8)    an analysis of the issuer's financial statements; and
            9)    the existence of merger proposals or tender offers that might affect the value of the security.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

                                                                         Page 19


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2020 (UNAUDITED)

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2020, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

In July 2017, the Financial Conduct Authority ("FCA") announced that it will no longer persuade or compel banks to submit rates for the calculations of the
London Interbank Offered Rates ("LIBOR") after 2021. Further, the FCA has subsequently stated, as recently as March 2020, that the central assumption continues to be that firms should not rely on LIBOR being published after the end of 2021.

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.

Distributions received from the Fund's investments in MLPs generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

Distributions received from the Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. FUTURES CONTRACTS

The Fund purchases or sells (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk).
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the
Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in
"Net realized gain (loss) on futures contracts" on the Statement of Operations.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily with the change in value recognized as a component of
"Net change in unrealized appreciation (depreciation) on futures contracts" on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2020 (UNAUDITED)

variation margin and are included in "Variation margin" receivable or payable on the Statement of Assets and Liabilities. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

D. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in
"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in "Net change in unrealized appreciation (depreciation) on investments
- Unaffiliated" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received is included in "Net realized gain (loss) on foreign currency transactions" on the Statement of Operations.
The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments -
Unaffiliated" on the Statement of Operations.

E. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

F. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value.
Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a
PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

G. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of
Investments.

H. AFFILIATED TRANSACTIONS

The Fund invests in securities of affiliated funds. Dividend income and realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

                                                                         Page 21


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2020 (UNAUDITED)

Amounts related to these investments at April 30, 2020 and for the six months then ended are as follows:


                                                                               CHANGE TO
                       SHARES        VALUE                                     UNREALIZED      REALIZED        VALUE
                         AT           AT                                      APPRECIATION       GAIN           AT        DIVIDEND
   SECURITY NAME      4/30/2020   10/31/2019     PURCHASES       SALES       (DEPRECIATION)     (LOSS)       4/30/2020     INCOME
-----------------------------------------------------------------------------------------------------------------------------------
First Trust
   Emerging Markets
   Local Currency
   Bond ETF             162,864   $ 8,279,392   $ 2,400,798   $ (3,796,397)  $     (980,922)  $  (582,104)  $ 5,320,767   $ 231,528

First Trust
   Institutional
   Preferred
   Securities and
   Income ETF           120,150     2,875,710       404,392       (881,202)        (236,777)       (3,028)    2,159,095      67,998

First Trust
   Long Duration
   Opportunities
   ETF                   11,606       322,299            --             --           22,399            --       344,698       9,114

First Trust
   Low Duration
   Opportunities
   ETF                  102,840     3,217,919     3,301,263     (1,224,503)          20,613        (3,606)    5,311,686      38,756

First Trust
   Preferred
   Securities and
   Income ETF           365,530     8,585,277     1,311,665     (2,629,134)        (714,433)          578     6,553,953     206,268

First Trust
   Senior Loan Fund     129,922            --    15,259,854     (7,997,548)        (523,417)   (1,024,919)    5,713,970     156,026

First Trust
   Tactical High
   Yield ETF                 --    15,842,027            --    (16,096,823)          15,710       239,086            --     122,599
                                  -----------   -----------   ------------   --------------   -----------   -----------   ---------
Total Investments
   in Affiliates                  $39,122,624   $22,677,972   $(32,625,607)  $   (2,396,827)  $(1,373,993)  $25,404,169   $ 832,289
                                  ===========   ===========   ============   ==============   ===========   ===========   =========


I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31,
2019 was as follows:

Distributions paid from:
Ordinary income..............................   $ 3,409,004
Capital gains................................            --
Return of capital............................            --

As of October 31, 2019, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income................   $        --
Accumulated capital and other gain (loss)....            --
Net unrealized appreciation (depreciation)...     1,847,734

J. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2020 (UNAUDITED)

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2016,
2017, 2018, and 2019 remain open to federal and state audit. As of April 30,
2020, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2019, the
Fund had no non-expiring capital loss carryforwards available for federal income tax purposes. During the taxable year ended October 31, 2019, the Fund utilized post-enactment capital loss carryforwards in the amount of $197,827.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2019, the Fund had no net late year ordinary or capital losses.

K. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the
Fund.

The Fund and First Trust have retained the Sub-Advisors to provide recommendations to the Advisor regarding the selection and ongoing monitoring of the securities in the Fund's investment portfolio. First Trust executes all transactions on behalf of the Fund, with the exception of the securities that are selected by FTGP. EIP, an affiliate of First Trust, provides recommendations regarding the selection of MLP securities for the Fund's investment portfolio and provides ongoing monitoring of the MLP securities, MLP affiliate and energy infrastructure securities in the Fund's investment portfolio selected by EIP.
EIP exercises discretion only with respect to assets of the Fund allocated to
EIP by the Advisor. FTGP, an affiliate of First Trust, selects international sovereign debt securities for the Fund's investment portfolio and provides ongoing monitoring of the international sovereign debt securities in the Fund's investment portfolio selected by FTGP. RBA provides recommendations regarding longer term investment strategies that combine top-down, macroeconomic analysis and quantitatively-driven portfolio construction. RBA exercises discretion only with respect to assets allocated to RBA by the Advisor. Stonebridge, an affiliate of First Trust, provides recommendations regarding the selection and ongoing monitoring of the preferred and hybrid securities in the Fund's investment portfolio.

Pursuant to the Investment Management Agreement between the Trust and Advisor,
First Trust will supervise the Sub-Advisors and their management of the investment of the Fund's assets and will pay EIP, FTGP, RBA and Stonebridge for their services as the Fund's sub-advisors. First Trust will also be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies
("acquired fund fees and expenses") with the exception of those attributable to affiliated Funds, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a
Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay
First Trust an annual unitary management fee equal to 0.85% of its average daily net assets. The total of the unitary management fee, acquired fund fees and expenses, and other excluded expenses represents the Fund's total annual operating expenses. Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by the Fund so that the Fund would not bear the indirect costs of holding them, provided that the investment companies are advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust's Board of Trustees or (ii) the termination of the Fund's management agreement with
First Trust. First Trust does not have the right to recover the fees waived that are attributable to acquired fund fees and expenses on the shares of investment companies advised by First Trust. During the six months ended April 30, 2020, the Advisor waived fees of $149,725.

                                                                         Page 23


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2020 (UNAUDITED)

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and in- kind transactions for the six months ended April 30, 2020, were $464,503 and $43,680,934, respectively.
The proceeds from sales and paydowns of U.S. Government securities and non-U.S.
Government securities, excluding short-term investments and in-kind transactions for the six months ended April 30, 2020, were $560,017 and $48,362,434, respectively.

For the six months ended April 30, 2020, the cost of in-kind purchases and proceeds from in-kind sales were $0 and $17,485,987, respectively.

                           5. DERIVATIVE TRANSACTIONS

As of April 30, 2020, the Fund had no derivative instruments.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2020, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

STATEMENT OF OPERATIONS LOCATION
--------------------------------
INTEREST RATE RISK EXPOSURE
Net realized gain (loss) on futures contracts                  $  8,634
Net change in unrealized appreciation (depreciation) on
   futures contracts                                                 --

During the six months ended April 30, 2020, the notional value of futures contracts opened and closed were $128,988 and $128,988, respectively.

The Fund does not have the right to offset financial assets and financial liabilities related to futures contracts on the Statement of Assets and
Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker- dealers or large institutional investors that have entered into a participation agreement (an
"Authorized Participant"). In order to purchase Creation Units of the Fund, an
Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit
Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. The Fund's Creation Units are generally issued and redeemed for cash. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash
Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash
Component.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2020 (UNAUDITED)

Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation
Transaction Fee may increase or decrease with changes in the Fund's portfolio.
The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite
Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The
Redemption Transaction Fee may increase or decrease with changes in the Fund's portfolio. The Fund reserves the right to effect redemptions in cash. An
Authorized Participant may request cash redemption in lieu of securities;
however, the Fund may, in its discretion, reject any such request.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2021.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 25


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2020 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2020 (UNAUDITED)

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's
Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant

                                                                         Page 27


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2020 (UNAUDITED)

negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE


FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISORS
Energy Income Partners, LLC
10 Wright Street
Westport, CT 06880

First Trust Global Portfolios Limited
8 Angel Court
London EC2R 7HJ

Richard Bernstein Advisors, LLC
120 West 45th Street, 36th Floor
New York, NY 10036

Stonebridge Advisors LLC
10 Westport Road, Suite C101
Wilton, CT 06897

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


{BLANK BACK COVER}


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Low Duration Opportunities ETF (LMBS)

Semi-Annual Report
For the Six Months Ended
April 30, 2020


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2020

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Low Duration Opportunities ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2020

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Low Duration Opportunities ETF (the "Fund"), which contains detailed information about the Fund for the six months ended April 30, 2020.

Just one month ago, I noted in a letter to shareholders that a handful of states were set to open some "nonessential" businesses by early May. As of May 20,
2020, I am pleased to report that all 50 states and U.S. territories have eased some restrictions on businesses and social activity. Keep in mind, however, that the plan does entail governors phasing in the opening of businesses in the coming weeks or potentially months, so I see this news as essentially marking the beginning of the rebuilding process for the U.S. economy. We all need to be aware as well of the possibility of an uptick or even surge in the coronavirus
("COVID-19") infections as more people venture out of their homes. Prior to the last couple of weeks or so, the stay-at-home mandate severely restricted the movements of close to 315 million Americans, according to The Washington Post.
To put this further into perspective, because so many stores have been closed and so many people have been hunkering down at home, retail-store traffic in the
U.S. plunged 91.2% year-over-year for the week ended May 16, 2020, according to
Bloomberg. Truly amazing!

In this COVID-19 pandemic, there appears to be a notable disconnect between the state of the U.S. economy, which is expected to go from bad to downright terrible between the first quarter and second quarter of the year, and the performance of the stock market, which has been much better than expected. While the data and commentary in this report are technically supposed to run through
April 30, 2020, I feel compelled to offer insight that is as up to date as possible. The 2020 peak in the stock market, as measured by the S&P 500(R) Index
(the "Index"), occurred on February 19. That day also marked the all-time high for the Index. From February 19, 2020, through March 23, 2020, the Index declined by 33.92% on a price-only basis (no dividends included), according to
Bloomberg. We should note that the Index slid into bear market territory on
March 12, 2020. A bear market is defined by a 20% or greater decline in price from its most recent peak. That took just 16 trading days, the quickest plunge into a bear market ever. From March 23, 2020 through May 20, 2020, the Index staged an impressive rebound, posting a price-only gain of 32.82%, according to
Bloomberg. As of May 20, 2020, the Index stood just 12.24% below its all-time high set on February 19, 2020. But the game, as they say, is not over. Even though stocks have rebounded significantly from their March lows, 68% of the money managers that participated in the most recent Bank of America global fund manager survey believe that stocks are still in a bear market, according to
MarketWatch. What are they likely concerned about? In addition to a dismal economic outlook for the near-term, research from Bespoke Investment Group, an independent research firm, indicates that there have been 25 bear markets since
1928 and 60% of the time the Index declined a second time during the bear market and went on to establish a new low for the period.

With respect to the state of the economy, the Congressional Budget Office announced on May 19, 2020, that it sees real U.S. gross domestic product ("GDP")
declining by an annualized 38% in the second quarter of 2020, reportedly in line with Wall Street economists, according to CNBC. Some estimates are more dire.
The GDP estimate from the Atlanta Federal Reserve calls for a 42% plunge. These numbers are so large in scope they are mind-boggling. The Bureau of Economic
Analysis is scheduled to release its GDP report on July 30, 2020. Until then, we may continue to have a disconnect between the economy and the markets. Let us hope it is as positive as the one we are currently enjoying.

The U.S. government shut down huge chunks of our economy in order to protect lives and prevent our health care system from being overwhelmed by COVID-19 patients. Our economic woes, in other words, are man-made. The remedies to this pandemic will also likely be man-made. They could come in the form of therapeutics and/or a vaccine. Perhaps more than one vaccine. At this stage of the pandemic fight, we have one message for investors: Stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

The primary investment objective of the First Trust Low Duration Opportunities
ETF (the "Fund") is to generate current income. The Fund's secondary investment objective is to provide capital appreciation. The Fund is an actively managed exchange-traded fund. First Trust Advisors L.P. ("First Trust" or the "Advisor")
serves as the advisor. James Snyder and Jeremiah Charles are the Fund's portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund's investment portfolio.

Under normal market conditions, the Fund will seek to achieve its investment objectives by investing at least 60% of its net assets (including investment borrowings) in mortgage-related debt securities and other mortgage-related instruments. The Fund's investment categories are: (i) mortgage-related investments, including mortgage-backed securities that may be, but are not required to be, issued or guaranteed by the U.S. government or its agencies or instrumentalities; (ii) U.S. government securities, including callable agency securities, which give the issuer (the U.S. government agency) the right to redeem the security prior to maturity, and U.S. government inflation-indexed securities; and (iii) high yield debt, commonly referred to as "junk" debt.
Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets (including investment borrowings) in securities of any credit quality, including securities that are below investment grade (as described in (iii) above), illiquid securities, and derivative instruments. The Fund is non-diversified.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  AVERAGE ANNUAL               CUMULATIVE
                                                                                  TOTAL RETURNS              TOTAL RETURNS
                                                     6 Months     1 Year      5 Years     Inception      5 Years     Inception
                                                      Ended        Ended       Ended      (11/4/14)       Ended      (11/4/14)
                                                     4/30/20      4/30/20     4/30/20     to 4/30/20     4/30/20     to 4/30/20
FUND PERFORMANCE
NAV                                                   0.56%        3.05%       3.21%        3.36%        17.13%        19.90%
Market Price                                          0.75%        3.06%       3.15%        3.39%        16.79%        20.04%

INDEX PERFORMANCE
ICE BofA 1-5 Year US Treasury
   & Agency Index                                     3.89%        6.73%       2.26%        2.24%        11.82%        12.90%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

-----------------------------------------------------------
                                           % OF LONG-TERM
ASSET CLASSIFICATION                       INVESTMENTS(1)
-----------------------------------------------------------
U.S. Government Agency Mortgage-
   Backed Securities                           93.66%
Mortgage-Backed Securities                      4.95
Asset-Backed Securities                         1.38
Exchange-Traded Funds                           0.01
                                              -------
     Total                                    100.00%
                                              =======

-----------------------------------------------------------
                                          % OF TOTAL LONG
                                            FIXED-INCOME
CREDIT QUALITY(2)                        INVESTMENTS & CASH
-----------------------------------------------------------
Government and Agency                          93.23%
AAA                                             0.95
AA+                                             0.01
AA                                              0.02
A+                                              0.11
A                                               0.00*
BBB+                                            0.05
BBB                                             0.00*
BBB-                                            0.00*
BB+                                             0.06
BB                                              0.02
B+                                              0.00*
B-                                              0.00*
CCC                                             0.03
D                                               0.10
Not Rated                                       4.94
Cash                                            0.48
                                              -------
     Total                                    100.00%
                                              =======

* Amount is less than 0.01%.

-----------------------------------------------------------
                                           % OF LONG-TERM
TOP TEN HOLDINGS                           INVESTMENTS(1)
-----------------------------------------------------------
Federal National Mortgage Association,
   Pool TBA, 2.00%, 6/15/49                     4.64%
Federal National Mortgage Association,
   Pool TBA, 2.50%, 6/11/45                     4.05
Federal National Mortgage Association,
   Pool FM2500, 2.50%, 3/1/35                   2.64
Federal National Mortgage Association,
   Pool FM1194, 4.50%, 5/1/39                   2.43
Federal National Mortgage Association,
   Pool FM1725, 2.50%, 11/1/47                  1.80
Federal Home Loan Mortgage Corporation,
   Series 2018-4790, Class Z, 4.00%,
   5/15/48                                      1.77
Federal National Mortgage Association,
   Pool BM5508, 5.00%, 2/1/49                   1.60
Federal National Mortgage Association,
   Pool FM0085, 4.00%, 3/1/50                   1.51
Federal Home Loan Mortgage Corporation,
   Series 2017-4673, Class WZ, 3.50%,
   4/15/47                                      1.40
Federal National Mortgage Association,
   Pool MA4012, 2.00%, 5/1/35                   1.03
                                              -------
     Total                                     22.87%
                                              =======

-----------------------------------------------------------
WEIGHTED AVERAGE EFFECTIVE NET DURATION
-----------------------------------------------------------
April 30, 2020                               1.62 Years
High - December 31, 2019                     2.56 Years
Low - April 30, 2020                         1.62 Years

-----------------------------
(1)   Percentages are based on the long positions only. Money market funds and short positions are excluded.

(2)   The ratings are by Standard & Poor's Ratings Group, a division of The
      McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings.
      Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher.
      The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares.
      U.S. Treasury and U.S. Agency mortgage-backed securities appear under
      "Government and Agency". Credit ratings are subject to change.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)


                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     NOVEMBER 4, 2014 - APRIL 30, 2020

            First Trust Low Duration     ICE BofA 1-5 Year US
               Opportunities ETF        Treasury & Agency Index
11/4/14             $10,000                     $10,000
4/30/15              10,236                      10,097
10/31/15             10,362                      10,144
4/30/16              10,725                      10,256
10/31/16             11,138                      10,301
4/30/17              11,186                      10,279
10/31/17             11,274                      10,307
4/30/18              11,294                      10,205
10/31/18             11,368                      10,273
4/30/19              11,635                      10,578
10/31/19             11,923                      10,867
4/30/20              11,990                      11,290


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 5, 2014
(commencement of trading) through April 30, 2020. Shareholders may pay more than
NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                          NUMBER OF DAYS BID/ASK MIDPOINT               NUMBER OF DAYS BID/ASK MIDPOINT
                                    AT/ABOVE NAV                                   BELOW NAV
                      ----------------------------------------      ----------------------------------------
                      0.00%-     0.50%-     1.00%-                  0.00%-     0.50%-     1.00%-
FOR THE PERIOD        0.49%      0.99%      1.99%      >=2.00%      0.49%      0.99%      1.99%      >=2.00%
11/5/14 - 10/31/15     144         40          0          1           62          3          0          0
11/1/15 - 10/31/16     178          7          0          0           66          1          0          0
11/1/16 - 10/31/17     236          0          0          0           16          0          0          0
11/1/17 - 10/31/18     222          1          0          0           29          0          0          0
11/1/18 - 10/31/19     246          0          0          0            5          0          0          0
11/1/19 - 4/30/20      108          1          0          0           13          1          1          0



--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2020 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust Low Duration Opportunities ETF (the "Fund" or
"LMBS"). In this capacity, First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio and certain other services necessary for the management of the portfolio.

                           PORTFOLIO MANAGEMENT TEAM

JEREMIAH CHARLES - SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER,
   FIRST TRUST SECURITIZED PRODUCTS GROUP
JAMES SNYDER - SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER,
   FIRST TRUST SECURITIZED PRODUCTS GROUP

                                                                          Page 5


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2020 (UNAUDITED)

As a shareholder of First Trust Low Duration Opportunities ETF (the "Fund"), you
incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------------
                                                                                        ANNUALIZED
                                                                                       EXPENSE RATIO    EXPENSES PAID
                                                    BEGINNING            ENDING        BASED ON THE       DURING THE
                                                  ACCOUNT VALUE      ACCOUNT VALUE       SIX MONTH        SIX MONTH
                                                 NOVEMBER 1, 2019    APRIL 30, 2020     PERIOD (a)      PERIOD (a) (b)
----------------------------------------------------------------------------------------------------------------------
FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
Actual                                              $1,000.00          $1,005.60           0.65%            $3.24
Hypothetical (5% return before expenses)            $1,000.00          $1,021.63           0.65%            $3.27


(a)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2019 through April 30, 2020), multiplied by 182/366 (to reflect the six-month period).


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 91.4%
                  ASSET-BACKED SECURITIES -- 0.0%
                  Fannie Mae Grantor Trust
$        336,856  Series 2002-T7, Class A1, 1 Mo. LIBOR + 0.11% (a)...............     1.06%        07/25/32    $        329,132
                                                                                                                ----------------
                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 28.8%
                  Federal Home Loan Mortgage Corporation
          33,512     Series 1992-133, Class B, IO, STRIPS.........................     8.50%        06/01/22               1,958
              30     Series 1992-205, Class A, 1 Mo. LIBOR + 0.45% (a) (b)........     1.15%        05/15/23                  30
          37,740     Series 1992-1206, Class IB, 1 Mo. LIBOR + 0.83% (a)..........     1.64%        03/15/22              37,629
          13,296     Series 1993-1498, Class I, 1 Mo. LIBOR + 1.15% (a)...........     1.96%        04/15/23              13,277
          10,879     Series 1993-1552, Class I, 10 Yr. Constant Maturity Treasury
                        Rate - 0.65% (a)..........................................     0.34%        08/15/23              10,689
         103,704     Series 1993-1579, Class PM...................................     6.70%        09/15/23             111,377
          85,147     Series 1993-1630, Class PK...................................     6.00%        11/15/23              90,745
           6,170     Series 1993-1643, Class PK...................................     6.50%        12/15/23               6,555
         248,821     Series 1994-1710, Class G, 1 Mo. LIBOR + 1.50% (a)...........     2.31%        04/15/24             252,435
           1,847     Series 1998-2089, Class PJ, IO...............................     7.00%        10/15/28                 192
           8,794     Series 1998-2102, Class Z....................................     6.00%        12/15/28               9,960
         861,462     Series 1999-21, Class A, 1 Mo. LIBOR + 0.18% (a).............     0.67%        10/25/29             857,179
           1,940     Series 2001-2365, Class LO, PO...............................      (c)         09/15/31               1,933
         188,382     Series 2002-48, Class 1A (d).................................     4.87%        07/25/33             210,510
          62,054     Series 2002-2405, Class BF...................................     7.00%        03/25/24              66,212
         150,747     Series 2002-2410, Class OG...................................     6.38%        02/15/32             193,019
         145,699     Series 2002-2427, Class GE...................................     6.00%        03/15/32             172,353
         256,351     Series 2002-2437, Class SA, IO, 1 Mo. LIBOR (multiply) -1 +
                        7.90% (e).................................................     7.09%        01/15/29              43,402
          16,226     Series 2003-58, Class 2A.....................................     6.50%        09/25/43              18,818
         315,753     Series 2003-2557, Class HL...................................     5.30%        01/15/33             364,811
         119,179     Series 2003-2564, Class AC...................................     5.50%        02/15/33             136,440
         500,637     Series 2003-2574, Class PE...................................     5.50%        02/15/33             583,685
         212,093     Series 2003-2577, Class LI, IO...............................     5.50%        02/15/33              34,419
       1,693,000     Series 2003-2581, Class LL...................................     5.25%        03/15/33           1,912,264
         347,862     Series 2003-2586, Class TG...................................     5.50%        03/15/23             361,469
          85,741     Series 2003-2597, Class AE...................................     5.50%        04/15/33              93,365
       1,995,000     Series 2003-2613, Class LL...................................     5.00%        05/15/33           2,215,075
         231,617     Series 2003-2626, Class ZW...................................     5.00%        06/15/33             279,034
         504,926     Series 2003-2626, Class ZX...................................     5.00%        06/15/33             658,089
         116,000     Series 2003-2669, Class LL...................................     5.50%        08/15/33             133,849
          41,000     Series 2003-2676, Class LL...................................     5.50%        09/15/33              46,366
         658,946     Series 2004-2771, Class NL...................................     6.00%        03/15/34             795,857
         518,108     Series 2004-2793, Class PE...................................     5.00%        05/15/34             600,321
       1,255,624     Series 2004-2801, Class SE, IO, 1 Mo. LIBOR (x) -1 +
                        7.05% (e).................................................     6.24%        07/15/32             243,298
         231,022     Series 2004-2835, Class QY, IO, 1 Mo. LIBOR (x) -1 +
                        7.90% (b) (e).............................................     7.09%        12/15/32              44,507
         181,942     Series 2004-2890, Class ZA...................................     5.00%        11/15/34             209,733
         543,319     Series 2004-2891, Class ZA...................................     6.50%        11/15/34             822,343
         419,648     Series 2004-2907, Class DZ...................................     4.00%        12/15/34             453,815
       1,940,786     Series 2005-233, Class 12, IO, STRIPS........................     5.00%        09/15/35             373,952
         515,211     Series 2005-234, Class IO, IO, STRIPS........................     4.50%        10/01/35              80,805
         678,000     Series 2005-2973, Class GE...................................     5.50%        05/15/35             864,452
         162,623     Series 2005-3031, Class BI, IO, 1 Mo. LIBOR (x) -1 +
                        6.69% (e).................................................     5.88%        08/15/35              40,667
          19,852     Series 2005-3074, Class ZH...................................     5.50%        11/15/35              28,260


                        See Notes to Financial Statements                 Page 7


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                   COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                   Federal Home Loan Mortgage Corporation (Continued)
$        452,256      Series 2006-238, Class 8, IO, STRIPS.......................      5.00%        04/15/36    $         77,766
         381,125      Series 2006-243, Class 11, IO, STRIPS (f)..................      7.00%        08/15/36              88,335
         469,894      Series 2006-3114, Class GI, IO, 1 Mo. LIBOR (x) -1 +
                         6.60% (e)...............................................      5.79%        02/15/36              97,148
          60,248      Series 2006-3117, Class ZU.................................      6.00%        02/15/36              97,422
          38,082      Series 2006-3150, Class DZ.................................      5.50%        05/15/36              44,407
       2,528,440      Series 2006-3174, Class LF, 1 Mo. LIBOR + 0.35% (a)........      1.16%        05/15/36           2,519,800
       2,102,202      Series 2006-3210, Class SA, IO, 1 Mo. LIBOR (x) -1 +
                         6.60% (e)...............................................      5.79%        09/15/36             465,720
         623,921      Series 2006-3223, Class FC, 1 Mo. LIBOR + 0.55% (a)........      1.25%        04/15/32             625,544
         222,219      Series 2006-3245, Class PO, PO.............................       (c)         11/15/36             214,221
       1,367,053      Series 2007-3262, Class KS, IO, 1 Mo. LIBOR (x) -1 +
                         6.41% (e)...............................................      5.60%        01/15/37             183,845
          41,458      Series 2007-3274, Class B..................................      6.00%        02/15/37              46,692
         349,914      Series 2007-3322, Class NF, 1 Mo. LIBOR (x) 2,566.67 -
                         16,683.33%, 0.00% Floor (a).............................      0.00%        05/15/37             339,088
          53,680      Series 2007-3340, Class PF, 1 Mo. LIBOR + 0.30% (a)........      1.11%        07/15/37              53,152
          64,676      Series 2007-3349, Class MY.................................      5.50%        07/15/37              75,158
         185,236      Series 2007-3360, Class CB.................................      5.50%        08/15/37             210,423
       1,303,318      Series 2007-3370, Class FM, 1 Mo. LIBOR + 0.62% (a)........      1.43%        10/15/47           1,310,143
         125,690      Series 2007-3380, Class FS, 1 Mo. LIBOR + 0.35% (a)........      1.16%        11/15/36             128,054
         486,682      Series 2008-3406, Class B..................................      6.00%        01/15/38             559,281
          67,923      Series 2008-3413, Class B..................................      5.50%        04/15/37              76,448
         360,702      Series 2008-3420, Class AZ.................................      5.50%        02/15/38             418,087
         212,642      Series 2008-3448, Class SA, IO, 1 Mo. LIBOR (x) -1 +
                         6.05% (e)...............................................      5.24%        05/15/38              15,724
       4,012,982      Series 2009-3522, Class SE, IO, 1 Mo. LIBOR (x) -1 +
                         6.10% (e)...............................................      5.29%        04/15/39             833,607
          39,852      Series 2009-3523, Class SD, 1 Mo. LIBOR (x) -2.75 +
                         19.66% (e)..............................................     17.42%        06/15/36              57,428
       1,118,458      Series 2009-3542, Class ZP.................................      5.00%        06/15/39           1,244,492
         177,000      Series 2009-3550, Class LL.................................      4.50%        07/15/39             210,112
         681,087      Series 2009-3563, Class ZP.................................      5.00%        08/15/39             856,701
       2,976,273      Series 2009-3572, Class JS, IO, 1 Mo. LIBOR (x) -1 +
                         6.80% (e)...............................................      5.99%        09/15/39             493,122
          30,392      Series 2009-3585, Class QZ.................................      5.00%        08/15/39              42,324
         183,479      Series 2009-3587, Class FX, 1 Mo. LIBOR (a)................      0.81%        12/15/37             171,599
       1,006,951      Series 2009-3593, Class F, 1 Mo. LIBOR + 0.50% (a).........      2.08%        03/15/36           1,010,357
       2,147,970      Series 2009-3605, Class NC.................................      5.50%        06/15/37           2,486,966
         500,000      Series 2010-3622, Class PB.................................      5.00%        01/15/40             586,636
         182,000      Series 2010-3626, Class ME.................................      5.00%        01/15/40             220,712
         695,099      Series 2010-3632, Class BS, 1 Mo. LIBOR (x) -3.33 +
                         17.50% (e)..............................................     14.79%        02/15/40           1,038,706
           1,205      Series 2010-3637, Class LJ.................................      3.50%        02/15/25               1,208
         107,000      Series 2010-3645, Class WD.................................      4.50%        02/15/40             123,245
         661,000      Series 2010-3667, Class PL.................................      5.00%        05/15/40             749,445
          49,227      Series 2010-3687, Class HB.................................      2.50%        07/15/38              49,349
          90,318      Series 2010-3688, Class HI, IO.............................      5.00%        11/15/21               1,445
         107,017      Series 2010-3699, Class FD, 1 Mo. LIBOR + 0.60% (a)........      1.41%        07/15/40             107,493
       1,869,652      Series 2010-3704, Class ED.................................      4.00%        12/15/36           1,959,800
         400,000      Series 2010-3714, Class PB.................................      4.75%        08/15/40             501,687


Page 8                  See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$         11,644     Series 2010-3716, Class PC...................................     2.50%        04/15/38    $         11,748
         143,194     Series 2010-3722, Class AI, IO (b)...........................     3.50%        09/15/20                 778
       1,305,920     Series 2010-3726, Class BI, IO...............................     6.00%        07/15/30              19,313
         988,468     Series 2010-3735, Class IK, IO...............................     3.50%        10/15/25              51,025
         151,493     Series 2010-3735, Class JI, IO...............................     4.50%        10/15/30              18,337
          52,822     Series 2010-3739, Class MB...................................     4.00%        06/15/37              53,666
         561,622     Series 2010-3740, Class SC, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (e).................................................     5.19%        10/15/40             103,903
         260,104     Series 2010-3755, Class AI, IO (b)...........................     3.50%        11/15/20               1,657
         564,116     Series 2010-3764, Class QA...................................     4.00%        10/15/29             571,759
          76,038     Series 2010-3770, Class GZ...................................     4.50%        10/15/40             102,643
          31,303     Series 2010-3773, Class PH...................................     2.50%        06/15/25              31,398
          32,875     Series 2010-3775, Class LD...................................     3.00%        12/15/20              33,038
          95,536     Series 2010-3775, Class LI, IO (b)...........................     3.50%        12/15/20                 675
         312,000     Series 2010-3780, Class AV...................................     4.00%        04/15/31             350,381
         169,907     Series 2011-3795, Class ED...................................     3.00%        10/15/39             175,478
         600,000     Series 2011-3796, Class PB...................................     5.00%        01/15/41             735,090
         354,104     Series 2011-3819, Class ZQ...................................     6.00%        04/15/36             420,921
       1,911,802     Series 2011-3820, Class GZ...................................     5.00%        03/15/41           2,358,012
         300,000     Series 2011-3820, Class NC...................................     4.50%        03/15/41             357,661
         298,239     Series 2011-3827, Class BM...................................     5.50%        08/15/39             306,171
         153,801     Series 2011-3828, Class SY, 1 Mo. LIBOR (x) -3 +
                        13.20% (e)................................................    10.76%        02/15/41             283,832
       1,687,558     Series 2011-3841, Class JZ...................................     5.00%        04/15/41           1,952,711
         103,547     Series 2011-3842, Class BS, 1 Mo. LIBOR (x) -5 +
                        22.75% (e)................................................    17.67%        04/15/41             258,795
         300,000     Series 2011-3844, Class PC...................................     5.00%        04/15/41             384,799
       1,331,159     Series 2011-3852, Class SW, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (e).................................................     5.19%        05/15/41             228,563
       1,591,552     Series 2011-3860, Class PZ...................................     5.00%        05/15/41           1,932,206
         159,370     Series 2011-3884, Class DL...................................     3.00%        02/15/25             159,705
         525,000     Series 2011-3890, Class ME...................................     5.00%        07/15/41             661,853
       1,387,000     Series 2011-3895, Class PW...................................     4.50%        07/15/41           1,749,053
       1,678,879     Series 2011-3925, Class ZD...................................     4.50%        09/15/41           2,068,258
       1,103,355     Series 2011-3926, Class SH, IO, 1 Mo. LIBOR (x) -1 +
                        6.55% (e).................................................     5.74%        05/15/40              89,962
         381,068     Series 2011-3935, Class LI, IO...............................     3.00%        10/15/21               4,947
      17,339,195     Series 2011-3954, Class GS, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (e).................................................     5.19%        11/15/41           3,571,318
          25,808     Series 2011-3954, Class JE...................................     5.00%        08/15/29              26,033
       1,193,410     Series 2011-3956, Class KI, IO...............................     3.00%        11/15/21              19,122
         445,505     Series 2011-3960, Class BU...................................     3.50%        02/15/30             453,020
         397,255     Series 2011-3968, Class AI, IO...............................     3.00%        12/15/21               6,298
         867,877     Series 2012-267, Class S5, IO, STRIPS, 1 Mo. LIBOR (x) -1 +
                        6.00% (e)...............................................       5.19%        08/15/42             160,292
      19,982,974     Series 2012-276, Class S5, IO, STRIPS, 1 Mo. LIBOR (x) -1 +
                        6.00% (e).................................................     5.19%        09/15/42           4,025,291
         103,344     Series 2012-278, Class F1, STRIPS, 1 Mo. LIBOR +
                        0.45% (a).................................................     1.26%        09/15/42             104,598
         944,029     Series 2012-3994, Class AI, IO...............................     3.00%        02/15/22              16,238
         841,057     Series 2012-3999, Class WA (f)...............................     5.39%        08/15/40             965,973


                        See Notes to Financial Statements                 Page 9


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$      1,678,000     Series 2012-4000, Class PY...................................     4.50%        02/15/42    $      2,234,143
         859,029     Series 2012-4002, Class DE...................................     2.50%        03/15/30             866,942
          59,000     Series 2012-4012, Class GC...................................     3.50%        06/15/40              62,971
          35,947     Series 2012-4015, Class KB...................................     1.75%        05/15/41              36,515
         833,692     Series 2012-4021, Class IP, IO...............................     3.00%        03/15/27              45,976
       1,028,613     Series 2012-4026, Class GZ...................................     4.50%        04/15/42           1,346,091
       1,570,389     Series 2012-4030, Class IL, IO...............................     3.50%        04/15/27             101,701
         241,132     Series 2012-4038, Class CS, 1 Mo. LIBOR (x) -3 +
                        12.00% (e)................................................     8.95%        04/15/42             298,064
       1,263,457     Series 2012-4048, Class FJ, 1 Mo. LIBOR + 0.40% (a)..........     1.98%        07/15/37           1,263,561
       2,791,268     Series 2012-4054, Class AI, IO...............................     3.00%        04/15/27             174,300
      31,447,091     Series 2012-4057, Class ZA...................................     4.00%        06/15/42          35,053,821
       3,944,728     Series 2012-4057, Class ZC...................................     3.50%        06/15/42           4,272,332
       2,908,364     Series 2012-4077, Class TS, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (b) (e).............................................     5.19%        05/15/41             517,174
         600,290     Series 2012-4090, Class YZ...................................     4.50%        08/15/42             827,889
          58,799     Series 2012-4097, Class ES, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (e).................................................     5.29%        08/15/42              11,185
       5,782,590     Series 2012-4097, Class SA, IO, 1 Mo. LIBOR (x) -1 +
                        6.05% (e).................................................     5.24%        08/15/42           1,166,428
       1,447,000     Series 2012-4098, Class PE...................................     4.00%        08/15/42           1,699,644
         569,342     Series 2012-4103, Class HI, IO...............................     3.00%        09/15/27              39,482
          68,763     Series 2012-4116, Class AS, IO, 1 Mo. LIBOR (x) -1 +
                        6.15% (e).................................................     5.34%        10/15/42              13,889
       3,016,389     Series 2012-4121, Class HI, IO...............................     3.50%        10/15/27             234,520
       2,943,809     Series 2012-4132, Class AI, IO...............................     4.00%        10/15/42             467,421
         761,115     Series 2012-4136, Class TU, IO, 1 Mo. LIBOR (x) -22.50 +
                        139.50%, 4.50% Cap (e)....................................     4.50%        08/15/42             132,182
         655,169     Series 2012-4145, Class YI, IO...............................     3.00%        12/15/27              42,188
         670,509     Series 2013-299, Class S1, IO, STRIPS, 1 Mo. LIBOR (x) -1 +
                        6.00% (e).................................................     5.19%        01/15/43             137,623
         751,854     Series 2013-303, Class C2, IO, STRIPS........................     3.50%        01/15/28              59,520
      11,111,624     Series 2013-303, Class C12, IO, STRIPS.......................     4.00%        12/15/32           1,239,009
      25,374,130     Series 2013-303, Class C33, IO, STRIPS.......................     4.50%        01/15/43           4,154,579
       6,375,738     Series 2013-304, Class C19, IO, STRIPS.......................     5.00%        06/15/42           1,321,062
         635,924     Series 2013-304, Class C37, IO, STRIPS.......................     3.50%        12/15/27              36,181
       3,064,845     Series 2013-304, Class C40, IO, STRIPS.......................     3.50%        09/15/26             166,544
      24,852,426     Series 2013-311, Class PO, PO, STRIPS........................      (c)         08/15/43          23,241,175
       3,720,170     Series 2013-4151, Class DI, IO...............................     3.50%        11/15/31             229,705
       6,582,146     Series 2013-4154, Class IB, IO...............................     3.50%        01/15/28             519,730
      16,314,029     Series 2013-4170, Class CO, PO...............................      (c)         11/15/32          16,037,258
         655,000     Series 2013-4176, Class HE...................................     4.00%        03/15/43             796,946
         732,650     Series 2013-4177, Class GL...................................     3.00%        03/15/33             828,353
       7,249,722     Series 2013-4193, Class AI, IO...............................     3.00%        04/15/28             536,506
         826,035     Series 2013-4193, Class PB...................................     4.00%        04/15/43           1,045,863
      19,737,305     Series 2013-4194, Class GI, IO...............................     4.00%        04/15/43           2,996,344
       6,429,021     Series 2013-4203, Class US, 1 Mo. LIBOR (x) -1.50 +
                        6.00% (e).................................................     4.78%        05/15/33           7,059,839
         500,000     Series 2013-4211, Class PB...................................     3.00%        05/15/43             565,931
       1,707,863     Series 2013-4213, Class MZ...................................     4.00%        06/15/43           1,914,914


Page 10                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$        391,440     Series 2013-4226, Class NS, 1 Mo. LIBOR (x) -3 +
                        10.50% (e)................................................     7.45%        01/15/43    $        492,977
         510,483     Series 2013-4239, Class IO, IO...............................     3.50%        06/15/27              36,285
       1,450,000     Series 2013-4247, Class AY...................................     4.50%        09/15/43           1,836,327
         877,343     Series 2013-4261, Class GS, 1 Mo. LIBOR (x) -2.75 +
                        10.98% (e)................................................     8.75%        01/15/41           1,251,709
       1,193,820     Series 2013-4265, Class IB, IO...............................     4.50%        12/15/24              73,689
          85,888     Series 2013-4270, Class AP...................................     2.50%        04/15/40              86,324
         251,741     Series 2014-4300, Class IM, IO...............................     3.00%        03/15/37              12,790
         594,016     Series 2014-4314, Class CI, IO...............................     6.00%        03/15/44             145,147
       1,228,789     Series 2014-4316, Class XZ...................................     4.50%        03/15/44           1,461,615
         331,161     Series 2014-4318, Class CI, IO...............................     4.00%        03/15/22               5,358
      13,970,882     Series 2014-4329, Class VZ...................................     4.00%        04/15/44          15,404,706
       1,666,223     Series 2014-4332, Class PO, PO...............................      (c)         01/15/33           1,659,840
         483,750     Series 2014-4337, Class TV...................................     4.00%        10/15/45             486,946
      15,014,427     Series 2014-4375, Class MZ...................................     3.50%        08/15/44          16,357,063
       6,584,162     Series 2014-4387, Class IE, IO...............................     2.50%        11/15/28             392,208
      29,437,147     Series 2015-4483, Class ZX...................................     4.15%        06/15/44          34,204,060
       1,119,595     Series 2015-4503, Class MI, IO...............................     5.00%        08/15/45             224,351
         942,360     Series 2015-4512, Class W (d) (f)............................     5.40%        05/15/38           1,076,603
         182,867     Series 2015-4520, Class AI, IO...............................     3.50%        10/15/35              18,410
         541,080     Series 2015-4522, Class JZ...................................     2.00%        01/15/45             577,859
         252,883     Series 2016-4546, Class PZ...................................     4.00%        12/15/45             328,541
         428,068     Series 2016-4546, Class ZT...................................     4.00%        01/15/46             554,470
         131,398     Series 2016-4568, Class MZ...................................     4.00%        04/15/46             172,017
      19,224,005     Series 2016-4570, Class ST, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (e).................................................     5.19%        04/15/46           4,346,259
       7,430,253     Series 2016-4572, Class LI, IO...............................     4.00%        08/15/45           1,070,960
      13,463,233     Series 2016-4582, Class GZ...................................     3.75%        03/15/52          15,525,227
      34,536,849     Series 2016-4585, Class DS, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (e).................................................     5.19%        05/15/46           7,783,432
       6,469,583     Series 2016-4587, Class ZH, steps up 07/15/20 to
                        3.75% (g).................................................     2.75%        03/15/44           7,935,340
       2,905,195     Series 2016-4591, Class GI, IO...............................     4.00%        12/15/44             404,426
       1,605,753     Series 2016-4596, Class FL, 1 Mo. LIBOR + 0.50% (a)..........     2.08%        11/15/41           1,613,495
         771,702     Series 2016-4600, Class WT...................................     3.50%        07/15/36             949,526
         415,869     Series 2016-4605, Class KS, 1 Mo. LIBOR (x) -1.57 +
                        4.71% (e).................................................     3.11%        08/15/43             476,697
       1,178,313     Series 2016-4609, Class YI, IO...............................     4.00%        04/15/54              32,494
         505,021     Series 2016-4613, Class AF, 1 Mo. LIBOR + 1.10% (a)..........     1.91%        11/15/37             518,510
       1,343,956     Series 2016-4615, Class GT, 1 Mo. LIBOR (x) -4 + 16.00%,
                        4.00% Cap (e).............................................     4.00%        10/15/42           1,404,408
      29,073,474     Series 2016-4619, Class IB, IO (b)...........................     4.00%        12/15/47           1,026,547
       3,835,225     Series 2016-4641, Class DI, IO...............................     5.00%        05/15/41             597,414
       8,331,575     Series 2017-4649, Class AZ...................................     3.50%        05/15/46           9,276,649
       1,173,000     Series 2017-4650, Class JH...................................     3.00%        01/15/47           1,335,461
      10,509,548     Series 2017-4660, Class PO, PO...............................      (c)         01/15/33           9,483,682
      64,892,301     Series 2017-4673, Class WZ...................................     3.50%        04/15/47          71,980,214
         600,000     Series 2017-4681, Class JY...................................     2.50%        05/15/47             649,329
       9,384,463     Series 2017-4682, Class KZ...................................     3.50%        09/15/46          10,504,357
      21,735,069     Series 2018-4778, Class DZ...................................     4.00%        04/15/48          24,789,952


                        See Notes to Financial Statements                Page 11


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$      2,680,004     Series 2018-4780, Class VA...................................     4.00%        05/15/29    $      2,946,595
       6,138,136     Series 2018-4780, Class Z....................................     4.00%        01/15/48           7,057,172
       6,415,272     Series 2018-4790, Class IO, IO...............................     4.50%        05/15/48           1,103,787
      82,801,798     Series 2018-4790, Class Z....................................     4.00%        05/15/48          90,685,548
       9,924,000     Series 2018-4826, Class ME...................................     3.50%        09/15/48          10,814,989
      12,197,436     Series 2018-4851, Class PO, PO...............................      (c)         08/15/57          10,667,567
       6,542,343     Series 2018-4855, Class AZ...................................     4.00%        08/15/48           7,312,551
      10,137,331     Series 2018-4857, Class ZB...................................     4.50%        01/15/49          11,582,446
      10,001,000     Series 2018-4858, Class EK...................................     4.00%        01/15/49          11,035,123
       2,953,534     Series 2019-4872, Class BZ...................................     4.00%        04/15/49           3,659,299
      25,400,329     Series 2019-4938, Class BS, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (e).................................................     5.19%        12/25/49           3,671,450
      19,977,853     Series 2019-4943, Class NS, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (e).................................................     5.19%        01/25/50           3,330,967
       2,515,155     Series 2020-4974, Class IA, IO...............................     3.50%        12/25/49             979,338
                  Federal National Mortgage Association
              20     Series 1990-108, Class G.....................................     7.00%        09/25/20                  21
             871     Series 1991-30, Class PN.....................................     9.00%        10/25/21                 877
         132,731     Series 1992-38, Class GZ.....................................     7.50%        07/25/22             140,475
              25     Series 1992-44, Class ZQ.....................................     8.00%        07/25/22                  26
           4,306     Series 1992-185, Class ZB....................................     7.00%        10/25/22               4,544
             781     Series 1993-3, Class K.......................................     7.00%        02/25/23                 817
           9,767     Series 1993-39, Class Z......................................     7.50%        04/25/23              10,385
           1,218     Series 1993-46, Class FH, 7 Yr. Constant Maturity Treasury
                        Rate - 0.20% (a)..........................................     0.49%        04/25/23               1,205
         128,438     Series 1993-169, Class L.....................................     6.50%        09/25/23             137,573
          42,072     Series 1993-171, Class SB, 10 Yr. Constant Maturity Treasury
                        Rate (x) -2.17 + 21.99% (e)...............................    20.24%        09/25/23              51,907
          32,760     Series 1993-214, Class 2, IO, STRIPS.........................     7.50%        03/25/23               2,567
         264,692     Series 1993-222, Class 2, IO, STRIPS.........................     7.00%        06/25/23              21,443
          18,779     Series 1993-230, Class FA, 1 Mo. LIBOR + 0.60% (a)...........     1.55%        12/25/23              18,615
         189,867     Series 1994-61, Class FG, 1 Mo. LIBOR + 1.50% (a)............     2.45%        04/25/24             190,394
          47,681     Series 1996-51, Class AY, IO.................................     7.00%        12/18/26               6,719
         103,835     Series 1998-37, Class VZ.....................................     6.00%        06/17/28             109,927
         628,196     Series 2000-45, Class SD, IO, 1 Mo. LIBOR (x) -1 +
                        7.95% (e).................................................     7.23%        12/18/30              86,362
             723     Series 2001-8, Class SE, IO, 1 Mo. LIBOR (x) -1 +
                        8.60% (e).................................................     7.85%        02/17/31                  21
         116,800     Series 2001-34, Class SR, IO, 1 Mo. LIBOR (x) -1 +
                        8.10% (e).................................................     7.38%        08/18/31              11,540
           3,104     Series 2001-42, Class SB, 1 Mo. LIBOR (x) -16 + 128.00%,
                        8.50% Cap (e).............................................     8.50%        09/25/31               3,599
         194,109     Series 2001-46, Class F, 1 Mo. LIBOR + 0.40% (a).............     1.12%        09/18/31             193,777
           9,428     Series 2002-22, Class G......................................     6.50%        04/25/32              11,206
         110,048     Series 2002-30, Class Z......................................     6.00%        05/25/32             128,934
          65,840     Series 2002-80, Class CZ.....................................     4.50%        09/25/32              80,825
         121,479     Series 2002-320, Class 2, IO, STRIPS.........................     7.00%        04/25/32              26,305
         122,652     Series 2002-323, Class 6, IO, STRIPS.........................     6.00%        01/25/32              24,680
         312,560     Series 2002-324, Class 2, IO, STRIPS.........................     6.50%        07/25/32              62,702
          39,114     Series 2003-14, Class AT.....................................     4.00%        03/25/33              41,265
         101,887     Series 2003-21, Class OA.....................................     4.00%        03/25/33             109,970


Page 12                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        114,415     Series 2003-32, Class UI, IO.................................     6.00%        05/25/33    $         23,361
         454,327     Series 2003-45, Class JB.....................................     5.50%        06/25/33             526,314
          61,640     Series 2003-52, Class NA.....................................     4.00%        06/25/23              62,880
       4,676,395     Series 2003-61, Class MZ.....................................     5.00%        08/25/33           5,169,834
          31,207     Series 2003-63, Class F1, 1 Mo. LIBOR + 0.30% (a)............     0.79%        11/25/27              30,479
       1,981,066     Series 2003-63, Class IP, IO.................................     6.00%        07/25/33             395,971
         355,000     Series 2003-71, Class NH.....................................     4.29%        08/25/33             427,131
         779,713     Series 2003-75, Class GI, IO.................................     5.00%        08/25/23              28,084
         172,506     Series 2003-109, Class YB....................................     6.00%        11/25/33             212,011
         196,306     Series 2003-339, Class 12, IO, STRIPS........................     6.00%        06/25/33              36,100
         411,031     Series 2003-343, Class 2, IO, STRIPS.........................     4.50%        10/25/33              56,525
         337,846     Series 2003-345, Class 14, IO, STRIPS........................     6.00%        03/25/34              67,582
          67,519     Series 2003-348, Class 17, IO, STRIPS........................     7.50%        12/25/33              14,811
          90,146     Series 2003-348, Class 18, IO, STRIPS (f)....................     7.50%        12/25/33              20,735
          95,684     Series 2003-W3, Class 2A5....................................     5.36%        06/25/42             110,316
         950,135     Series 2003-W6, Class 1A41...................................     5.40%        10/25/42           1,092,085
          35,157     Series 2003-W10, Class 1A4...................................     4.51%        06/25/43              39,519
          72,196     Series 2003-W12, Class 1A8...................................     4.55%        06/25/43              80,440
         311,516     Series 2004-10, Class ZB.....................................     6.00%        02/25/34             362,449
         948,187     Series 2004-18, Class EZ.....................................     6.00%        04/25/34           1,121,584
         347,645     Series 2004-25, Class LC.....................................     5.50%        04/25/34             409,458
         305,782     Series 2004-25, Class UC.....................................     5.50%        04/25/34             364,085
          38,497     Series 2004-28, Class ZH.....................................     5.50%        05/25/34              54,485
         602,039     Series 2004-60, Class AC.....................................     5.50%        04/25/34             693,493
          13,294     Series 2004-W9, Class 1A3....................................     6.05%        02/25/44              15,388
       1,561,326     Series 2004-W10, Class A6..................................       5.75%        08/25/34           1,791,504
       2,795,185     Series 2005-2, Class S, IO, 1 Mo. LIBOR (x) -1 + 6.60% (e)...     6.11%        02/25/35             587,575
         548,638     Series 2005-2, Class TB, IO, 1 Mo. LIBOR (x) -1 + 5.90%,
                        0.40% Cap (e).............................................     0.40%        07/25/33               6,518
          53,062     Series 2005-29, Class ZT.....................................     5.00%        04/25/35              69,923
         121,423     Series 2005-40, Class SA, IO, 1 Mo. LIBOR (x) -1 +
                        6.70% (e).................................................     6.21%        05/25/35              23,621
         262,995     Series 2005-52, Class TZ.....................................     6.50%        06/25/35             402,200
           2,653     Series 2005-52, Class WZ.....................................     6.50%        06/25/35               2,652
         961,689     Series 2005-57, Class KZ.....................................     6.00%        07/25/35           1,312,064
          13,384     Series 2005-67, Class SC, 1 Mo. LIBOR (x) -2.15 +
                        14.41% (e)................................................    13.36%        08/25/35              18,596
          65,187     Series 2005-79, Class NS, IO, 1 Mo. LIBOR (x) -1 +
                        6.09% (e).................................................     5.60%        09/25/35              13,745
       6,538,360     Series 2005-86, Class WZ.....................................     5.50%        10/25/35           7,461,357
          19,665     Series 2005-87, Class SC, 1 Mo. LIBOR (x) -1.67 +
                        13.83% (e)................................................    13.02%        10/25/35              29,167
          36,790     Series 2005-90, Class ES, 1 Mo. LIBOR (x) -2.50 +
                        16.88% (e)................................................    15.66%        10/25/35              53,290
          50,016     Series 2005-95, Class WZ.....................................     6.00%        11/25/35              77,916
          47,761     Series 2005-102, Class DS, 1 Mo. LIBOR (x) -2.75 +
                        19.80% (e)................................................    18.46%        11/25/35              63,813
         677,943     Series 2005-104, Class UE....................................     5.50%        12/25/35             812,162
         199,729     Series 2005-359, Class 6, IO, STRIPS.........................     5.00%        11/25/35              29,981
         564,826     Series 2005-359, Class 12, IO, STRIPS........................     5.50%        10/25/35             111,963
         158,672     Series 2005-362, Class 13, IO, STRIPS........................     6.00%        08/25/35              35,177


                        See Notes to Financial Statements                Page 13


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$         85,645     Series 2005-W1, Class 1A2....................................     6.50%        10/25/44    $        102,961
          45,063     Series 2006-5, Class 2A2 (d).................................     3.52%        02/25/35              48,698
      36,221,065     Series 2006-5, Class N2, IO (d)..............................     0.00%        02/25/35                 362
          84,089     Series 2006-15, Class IS, IO, 1 Mo. LIBOR (x) -1 +
                        6.58% (e).................................................     6.09%        03/25/36              18,579
       1,879,644     Series 2006-20, Class PI, IO, 1 Mo. LIBOR (x) -1 +
                        6.68% (e).................................................     6.19%        11/25/30             255,338
          23,115     Series 2006-31, Class PZ.....................................     6.00%        05/25/36              36,532
          70,848     Series 2006-42, Class CF, 1 Mo. LIBOR + 0.45% (a)............     0.94%        06/25/36              70,745
       2,236,559     Series 2006-42, Class EI, IO, 1 Mo. LIBOR (x) -1 +
                        6.55% (e).................................................     6.06%        06/25/36             404,866
         583,935     Series 2006-59, Class SL, IO, 1 Mo. LIBOR (x) -1 +
                        6.57% (b) (e).............................................     6.08%        07/25/36             107,167
         731,623     Series 2006-80, Class PH.....................................     6.00%        08/25/36             867,504
          33,318     Series 2006-84, Class PK.....................................     5.50%        02/25/36              33,391
         110,653     Series 2006-85, Class MZ.....................................     6.50%        09/25/36             129,084
       2,851,913     Series 2006-110, Class PI, IO................................     5.50%        11/25/36             607,011
       2,952,681     Series 2006-116, Class ES, IO, 1 Mo. LIBOR (x) -1 +
                        6.65% (e).................................................     6.16%        12/25/36             643,663
         266,309     Series 2006-117, Class GF, 1 Mo. LIBOR + 0.35% (a)...........     0.84%        12/25/36             264,701
       3,088,333     Series 2006-118, Class A1, 1 Mo. LIBOR + 0.06% (a)...........     1.01%        12/25/36           3,072,093
           1,392     Series 2006-126, Class DZ....................................     5.50%        01/25/37               1,482
          21,036     Series 2006-378, Class 31, IO, STRIPS (b)....................     4.50%        06/25/21                 125
         313,274     Series 2007-7, Class KA......................................     5.75%        08/25/36             397,147
          36,653     Series 2007-25, Class FB, 1 Mo. LIBOR + 0.33% (a)............     0.82%        04/25/37              36,337
       1,095,361     Series 2007-28, Class ZA.....................................     6.00%        04/25/37           1,251,710
          62,555     Series 2007-32, Class KT.....................................     5.50%        04/25/37              74,485
         768,636     Series 2007-57, Class ZG.....................................     4.75%        06/25/37             955,596
         499,750     Series 2007-60, Class ZS.....................................     4.75%        07/25/37             646,933
         505,051     Series 2007-68, Class AE.....................................     6.50%        07/25/37             662,744
         388,874     Series 2007-116, Class PB....................................     5.50%        08/25/35             455,119
         217,468     Series 2007-117, Class MD....................................     5.50%        07/25/37             236,330
         119,480     Series 2008-3, Class FZ, 1 Mo. LIBOR + 0.55% (a).............     1.04%        02/25/38             110,756
          18,427     Series 2008-8, Class ZA......................................     5.00%        02/25/38              22,475
          11,948     Series 2008-16, Class AB.....................................     5.50%        12/25/37              12,131
          19,941     Series 2008-17, Class IP, IO.................................     6.50%        02/25/38               2,799
         333,468     Series 2008-65, Class PE.....................................     5.75%        08/25/38             390,272
       1,104,907     Series 2008-389, Class 4, IO, STRIPS.........................     6.00%        03/25/38             200,647
          21,384     Series 2009-10, Class AB.....................................     5.00%        03/25/24              22,346
       1,299,171     Series 2009-11, Class PI, IO.................................     5.50%        03/25/36             269,693
          29,179     Series 2009-14, Class BS, IO, 1 Mo. LIBOR (x) -1 +
                        6.25% (e).................................................     5.76%        03/25/24               1,091
          85,028     Series 2009-47, Class PE.....................................     4.00%        07/25/39              87,492
       4,400,000     Series 2009-50, Class GX.....................................     5.00%        07/25/39           5,621,520
         833,079     Series 2009-64, Class ZD.....................................     8.00%        08/25/39           1,060,414
         147,264     Series 2009-69, Class PO, PO.................................      (c)         09/25/39             139,820
       4,190,882     Series 2009-85, Class J......................................     4.50%        10/25/39           4,725,434
         302,709     Series 2009-91, Class HL.....................................     5.00%        11/25/39             328,111
          97,000     Series 2009-92, Class DB.....................................     5.00%        11/25/39             121,585
         710,694     Series 2009-103, Class PZ....................................     6.00%        12/25/39           1,062,469


Page 14                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        318,148     Series 2009-106, Class SN, IO, 1 Mo. LIBOR (x) -1 +
                        6.25% (e).................................................     5.76%        01/25/40    $         63,557
         248,832     Series 2009-109, Class PZ....................................     4.50%        01/25/40             310,340
         103,958     Series 2009-115, Class HZ....................................     5.00%        01/25/40             110,070
       1,880,080     Series 2009-397, Class 2, IO, STRIPS.........................     5.00%        09/25/39             329,064
         503,821     Series 2009-398, Class C13, IO, STRIPS.......................     4.00%        06/25/24              26,763
         550,000     Series 2010-2, Class LC......................................     5.00%        02/25/40             657,311
         179,069     Series 2010-3, Class DZ......................................     4.50%        02/25/40             227,910
         276,774     Series 2010-21, Class KO, PO.................................      (c)         03/25/40             264,957
         500,000     Series 2010-35, Class EP.....................................     5.50%        04/25/40             643,450
         123,241     Series 2010-35, Class SJ, 1 Mo. LIBOR (x) -3.33 +
                        17.67% (e)................................................    16.04%        04/25/40             175,846
         400,000     Series 2010-38, Class KC.....................................     4.50%        04/25/40             466,523
         476,000     Series 2010-45, Class WB.....................................     5.00%        05/25/40             566,108
          58,357     Series 2010-49, Class SC, 1 Mo. LIBOR (x) -2 +
                        12.66% (e)................................................    11.69%        03/25/40              79,473
         883,249     Series 2010-55, Class YP.....................................     4.50%        10/25/38             894,478
         581,245     Series 2010-68, Class BI, IO.................................     5.50%        07/25/50             118,462
          58,626     Series 2010-75, Class MT (d).................................     2.62%        12/25/39              62,067
          15,181     Series 2010-106, Class BI, IO (b)............................     3.50%        09/25/20                  65
         699,368     Series 2010-110, Class KI, IO................................     5.50%        10/25/25              39,798
         392,664     Series 2010-115, Class PO, PO................................      (c)         04/25/40             374,705
         160,808     Series 2010-120, Class PD....................................     4.00%        02/25/39             162,142
         395,112     Series 2010-129, Class SM, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (e).................................................     5.51%        11/25/40              56,803
       2,821,000     Series 2010-142, Class DL....................................     4.00%        12/25/40           3,433,843
             336     Series 2010-145, Class PE....................................     3.25%        10/25/24                 339
       2,789,193     Series 2010-147, Class KS, IO, 1 Mo. LIBOR (x) -1 +
                        5.95% (b) (e).............................................     5.46%        01/25/41             378,801
         409,519     Series 2011-9, Class AZ......................................     5.00%        05/25/40             452,903
         507,000     Series 2011-10, Class AY.....................................     6.00%        02/25/41             697,771
          11,347     Series 2011-17, Class CD.....................................     2.00%        03/25/21              11,377
          90,778     Series 2011-17, Class CJ.....................................     2.75%        03/25/21              91,261
         230,224     Series 2011-30, Class LS, IO (f).............................     2.08%        04/25/41              15,358
       1,178,800     Series 2011-30, Class MD.....................................     4.00%        02/25/39           1,187,426
         118,003     Series 2011-30, Class ZB.....................................     5.00%        04/25/41             146,782
         837,586     Series 2011-47, Class AI, IO.................................     5.50%        01/25/40              16,581
         354,017     Series 2011-52, Class GB.....................................     5.00%        06/25/41             407,705
         113,973     Series 2011-60, Class OA, PO.................................      (c)         08/25/39             106,372
             321     Series 2011-67, Class EI, IO (b).............................     4.00%        07/25/21                   1
          76,552     Series 2011-72, Class TI, IO.................................     4.00%        09/25/40               1,364
       3,060,200     Series 2011-73, Class PI, IO.................................     4.50%        05/25/41             245,282
         403,114     Series 2011-74, Class TQ, IO, 1 Mo. LIBOR (x) -6.43 +
                        55.93%, 4.50% Cap (b) (e).................................     4.50%        12/25/33              48,559
          90,584     Series 2011-75, Class BL.....................................     3.50%        08/25/21              91,627
         155,188     Series 2011-86, Class DI, IO.................................     3.50%        09/25/21               2,773
       2,720,306     Series 2011-87, Class YI, IO.................................     5.00%        09/25/41             515,808
           3,998     Series 2011-90, Class QI, IO.................................     5.00%        05/25/34                  17
       5,082,493     Series 2011-101, Class EI, IO................................     3.50%        10/25/26             259,699
         750,000     Series 2011-105, Class MB....................................     4.00%        10/25/41             852,483
           4,324     Series 2011-107, Class CA....................................     3.50%        11/25/29               4,324


                        See Notes to Financial Statements                Page 15


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$      1,605,526     Series 2011-111, Class PZ....................................     4.50%        11/25/41    $      1,937,109
          20,042     Series 2011-113, Class GA....................................     2.00%        11/25/21              20,174
       1,666,660     Series 2011-118, Class IC, IO................................     3.50%        11/25/21              25,942
       8,387,331     Series 2011-123, Class JS, IO, 1 Mo. LIBOR (x) -1 +
                        6.65% (e).................................................     6.16%        03/25/41           1,429,281
       1,291,590     Series 2011-123, Class ZP....................................     4.50%        12/25/41           1,566,291
          34,519     Series 2011-124, Class CG....................................     3.00%        09/25/29              34,579
       1,005,986     Series 2011-137, Class AI, IO................................     3.00%        01/25/22              17,023
       1,564,576     Series 2011-145, Class IO, IO................................     3.00%        01/25/22              25,521
         492,671     Series 2012-8, Class TI, IO..................................     3.00%        10/25/21               7,283
       1,858,465     Series 2012-28, Class PT.....................................     4.00%        03/25/42           2,062,214
         776,952     Series 2012-39, Class PB.....................................     4.25%        04/25/42             967,514
         184,437     Series 2012-52, Class BZ.....................................     4.00%        05/25/42             193,888
       2,094,442     Series 2012-53, Class CI, IO.................................     3.00%        05/25/22              40,061
       1,249,501     Series 2012-65, Class IO, IO.................................     5.50%        07/25/40             243,262
         324,519     Series 2012-66, Class DI, IO.................................     3.50%        06/25/27              22,936
         150,425     Series 2012-79, Class QA.....................................     2.00%        03/25/42             151,061
       1,134,116     Series 2012-101, Class AI, IO................................     3.00%        06/25/27              54,351
       7,757,362     Series 2012-103, Class HI, IO................................     3.00%        09/25/27             462,170
         369,316     Series 2012-111, Class B.....................................     7.00%        10/25/42             443,144
       5,795,848     Series 2012-118, Class DI, IO................................     3.50%        01/25/40             279,577
         351,555     Series 2012-118, Class IB, IO................................     3.50%        11/25/42              50,217
      19,454,599     Series 2012-122, Class SD, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (e).................................................     5.61%        11/25/42           3,625,787
         435,138     Series 2012-133, Class KO, PO................................      (c)         12/25/42             346,932
       1,789,666     Series 2012-134, Class GI, IO................................     4.50%        03/25/29             109,129
         967,698     Series 2012-138, Class MA....................................     1.00%        12/25/42             958,126
       3,888,930     Series 2012-146, Class QA....................................     1.00%        01/25/43           3,784,390
         596,962     Series 2012-409, Class 49, IO, STRIPS (f)....................     3.50%        11/25/41              72,319
         821,304     Series 2012-409, Class 53, IO, STRIPS (f)....................     3.50%        04/25/42             100,557
         147,076     Series 2012-409, Class C17, IO, STRIPS.......................     4.00%        11/25/41              22,731
         690,000     Series 2013-10, Class HQ.....................................     2.50%        02/25/43             736,975
         836,411     Series 2013-13, Class IK, IO.................................     2.50%        03/25/28              43,747
         162,476     Series 2013-22, Class TS, 1 Mo. LIBOR (x) -1.50 +
                        6.08% (e).................................................     4.60%        03/25/43             182,190
          47,102     Series 2013-23, Class ZB.....................................     3.00%        03/25/43              51,637
         750,000     Series 2013-41, Class DB.....................................     3.00%        05/25/43             835,949
       1,889,556     Series 2013-43, Class IX, IO.................................     4.00%        05/25/43             371,056
         643,439     Series 2013-51, Class PI, IO.................................     3.00%        11/25/32              56,260
       1,041,017     Series 2013-52, Class MD.....................................     1.25%        06/25/43           1,049,023
       1,203,484     Series 2013-55, Class AI, IO.................................     3.00%        06/25/33             116,614
         122,721     Series 2013-70, Class JZ.....................................     3.00%        07/25/43             132,649
         271,039     Series 2013-75, Class FC, 1 Mo. LIBOR + 0.25% (a)............     0.74%        07/25/42             270,427
         461,547     Series 2013-94, Class CA.....................................     3.50%        08/25/38             472,397
         158,126     Series 2013-103, Class IO, IO................................     3.50%        03/25/38               6,306
         379,979     Series 2013-105, Class BN....................................     4.00%        05/25/43             447,367
         330,422     Series 2013-105, Class KO, PO................................      (c)         10/25/43             319,049
         195,852     Series 2013-106, Class KN....................................     3.00%        10/25/43             218,636
         285,387     Series 2013-117, Class AC....................................     2.50%        04/25/36             286,314
         475,322     Series 2013-128, Class PO, PO................................      (c)         12/25/43             425,542
       1,003,000     Series 2013-130, Class QY....................................     4.50%        06/25/41           1,250,522


Page 16                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$      4,448,112     Series 2013-417, Class C21, IO, STRIPS.......................     4.00%        12/25/42    $        724,503
       7,383,905     Series 2013-418, Class C1, IO, STRIPS........................     3.50%        08/25/43             987,291
         213,823     Series 2014-29, Class GI, IO.................................     3.00%        05/25/29              13,975
       7,762,223     Series 2014-44, Class NI, IO.................................     4.50%        08/25/29             473,742
       1,554,748     Series 2014-46, Class KA (f).................................     4.82%        08/25/44           1,744,064
         318,984     Series 2014-68, Class GI, IO.................................     4.50%        10/25/43              35,585
         544,811     Series 2014-82, Class GZ.....................................     4.00%        12/25/44             687,954
       1,753,978     Series 2014-84, Class LI, IO.................................     3.50%        12/25/26              90,048
         372,275     Series 2014-91, Class PB.....................................     3.00%        02/25/38             374,925
         875,000     Series 2015-16, Class MY.....................................     3.50%        04/25/45           1,061,497
         430,593     Series 2015-38, Class GI, IO.................................     3.00%        09/25/43              20,007
       2,438,056     Series 2015-76, Class BI, IO.................................     4.00%        10/25/39             170,294
         475,178     Series 2015-93, Class KI, IO.................................     3.00%        09/25/44              29,569
       6,927,993     Series 2015-97, Class AI, IO.................................     4.00%        09/25/41             407,850
       5,300,946     Series 2016-2, Class EZ......................................     2.50%        02/25/46           5,694,583
      30,029,858     Series 2016-40, Class MS, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (e).................................................     5.51%        07/25/46           7,107,323
      11,433,881     Series 2016-44, Class Z......................................     3.50%        07/25/46          12,497,168
      13,377,841     Series 2016-62, Class SB, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (e).................................................     5.61%        09/25/46           2,575,642
       1,442,011     Series 2016-71, Class NI, IO.................................     3.50%        04/25/46             185,374
      11,153,563     Series 2016-73, Class PI, IO.................................     3.00%        08/25/46           1,145,925
         568,676     Series 2016-74, Class HI, IO.................................     3.50%        10/25/46              85,750
         591,065     Series 2016-84, Class DF, 1 Mo. LIBOR + 0.42% (a)............     2.00%        11/25/46             591,227
       1,536,435     Series 2016-87, Class AF, 1 Mo. LIBOR + 0.40% (a)............     1.98%        11/25/46           1,532,261
      15,747,520     Series 2017-18, Class AS, IO, 1 Mo. LIBOR (x) -1 +
                        6.05% (e).................................................     5.56%        03/25/47           3,590,475
         597,364     Series 2017-46, Class BY.....................................     3.00%        06/25/47             671,469
       8,398,456     Series 2017-49, Class ZJ.....................................     4.00%        07/25/57          10,151,520
      37,142,868     Series 2017-54, Class IG, IO.................................     4.00%        07/25/47           4,910,447
       1,958,476     Series 2017-87, Class ZA.....................................     4.00%        11/25/57           2,438,617
       2,380,767     Series 2018-17, Class Z......................................     3.50%        03/25/48           2,881,195
      28,163,705     Series 2018-76, Class ZL.....................................     4.00%        10/25/58          34,226,511
      12,557,063     Series 2018-86, Class DL.....................................     3.50%        12/25/48          13,667,846
      12,961,568     Series 2018-92, Class DA.....................................     3.50%        11/25/46          13,505,682
       3,957,386     Series 2018-92, Class DB.....................................     3.50%        01/25/49           4,362,667
       5,577,038     Series 2018-94, Class AZ.....................................     4.00%        01/25/49           6,368,373
      21,917,300     Series 2019-8, Class DY......................................     3.50%        03/25/49          23,203,948
       7,510,752     Series 2019-17, Class GZ.....................................     4.00%        11/25/56           9,003,444
      30,870,434     Series 2019-26, Class GA.....................................     3.50%        06/25/49          32,980,200
      14,275,876     Series 2019-27, Class HA.....................................     3.00%        06/25/49          14,942,767
      17,089,353     Series 2019-29, Class HT.....................................     3.00%        06/25/49          17,909,644
      18,671,720     Series 2019-34, Class JA.....................................     3.00%        07/25/49          19,731,523
      33,782,115     Series 2019-34, Class LA.....................................     3.00%        07/25/49          35,352,095
      14,368,906     Series 2019-37, Class A......................................     3.00%        07/25/49          15,168,507
      26,346,659     Series 2019-41, Class SN, IO, 1 Mo. LIBOR (x) -1 +
                        6.05% (e).................................................     5.56%        08/25/49           5,108,757
       7,805,000     Series 2019-45, Class BU.....................................     3.00%        08/25/49           8,554,995
      31,060,462     Series 2019-57, Class JA.....................................     2.50%        10/25/49          31,929,844
      18,965,558     Series 2019-59, Class PT.....................................     2.50%        10/25/49          19,650,723
      29,065,098     Series 2019-66, Class C......................................     3.00%        11/25/49          30,641,990


                        See Notes to Financial Statements                Page 17


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$     49,076,045     Series 2019-68, Class KP.....................................     2.50%        11/25/49    $     51,362,017
      41,241,640     Series 2019-70, Class WA, PO.................................      (c)         11/25/42          38,333,222
      41,791,321     Series 2020-9, Class SJ, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (e).................................................     5.51%        02/25/50           7,087,369
      11,969,763     Series 2020-20, Class KI, IO.................................     4.00%        03/25/50           4,205,917
                  Government National Mortgage Association
          34,240     Series 2001-60, Class PZ.....................................     6.00%        12/20/31              34,236
         169,301     Series 2002-72, Class ZB.....................................     6.00%        10/20/32             175,372
         337,444     Series 2002-75, Class PJ.....................................     5.50%        11/20/32             356,474
         293,309     Series 2003-4, Class MZ......................................     5.50%        01/20/33             328,280
         445,474     Series 2003-11, Class SM, IO, 1 Mo. LIBOR (x) -1 +
                        7.70% (e).................................................     6.91%        02/16/33               4,029
         525,680     Series 2003-18, Class PG.....................................     5.50%        03/20/33             585,070
       1,325,801     Series 2003-35, Class TZ.....................................     5.75%        04/16/33           1,464,443
         255,337     Series 2003-42, Class SA, IO, 1 Mo. LIBOR (x) -1 +
                        6.60% (e).................................................     5.81%        07/16/31              15,370
       1,103,978     Series 2003-42, Class SH, IO, 1 Mo. LIBOR (x) -1 +
                        6.55% (e).................................................     5.83%        05/20/33              64,303
         112,821     Series 2003-62, Class MZ.....................................     5.50%        07/20/33             135,452
         314,605     Series 2003-84, Class Z......................................     5.50%        10/20/33             360,545
         166,807     Series 2004-37, Class B......................................     6.00%        04/17/34             193,760
         475,076     Series 2004-49, Class MZ.....................................     6.00%        06/20/34             576,003
          70,248     Series 2004-68, Class ZC.....................................     6.00%        08/20/34              81,311
          88,895     Series 2004-71, Class ST, 1 Mo. LIBOR (x) -6.25 + 44.50%,
                        7.00% Cap (e).............................................     7.00%        09/20/34              98,068
         143,802     Series 2004-83, Class AK, 1 Mo. LIBOR (x) -3.00 +
                        16.49% (e)................................................    14.11%        10/16/34             205,779
         678,107     Series 2004-88, Class SM, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (e).................................................     5.31%        10/16/34              99,119
          65,268     Series 2004-92, Class AK, 1 Mo. LIBOR (x) -3 +
                        16.50% (e)................................................    14.12%        11/16/34              97,770
       1,503,707     Series 2004-92, Class BZ.....................................     5.50%        11/16/34           1,766,737
         214,915     Series 2004-105, Class JZ....................................     5.00%        12/20/34             254,665
          63,749     Series 2004-105, Class KA....................................     5.00%        12/16/34              72,358
          42,923     Series 2004-109, Class BC....................................     5.00%        11/20/33              43,535
         214,024     Series 2005-3, Class JZ......................................     5.00%        01/16/35             240,737
         214,024     Series 2005-3, Class KZ......................................     5.00%        01/16/35             251,614
          30,197     Series 2005-7, Class AJ, 1 Mo. LIBOR (x) -4 + 22.00% (e).....    18.82%        02/16/35              50,510
         154,282     Series 2005-7, Class KA, 1 Mo. LIBOR (x) -2.81 +
                        18.95% (e)................................................    16.72%        12/17/34             176,902
         417,686     Series 2005-7, Class MA, 1 Mo. LIBOR (x) -2.81 +
                        18.95% (e)................................................    16.72%        12/17/34             517,140
         189,900     Series 2005-33, Class AY.....................................     5.50%        04/16/35             217,543
         169,569     Series 2005-41, Class PA.....................................     4.00%        05/20/35             187,900
         459,745     Series 2005-44, Class IO, IO.................................     5.50%        07/20/35              59,528
       4,269,911     Series 2005-78, Class ZA.....................................     5.00%        10/16/35           4,870,403
         365,660     Series 2005-93, Class PO, PO.................................      (c)         06/20/35             362,145
         620,991     Series 2006-17, Class TW.....................................     6.00%        04/20/36             726,688
         500,000     Series 2006-38, Class OH.....................................     6.50%        08/20/36             603,866
         171,877     Series 2006-61, Class ZA.....................................     5.00%        11/20/36             197,204
         396,605     Series 2007-16, Class OZ.....................................     6.00%        04/20/37             489,253


Page 18                  See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$        222,531     Series 2007-27, Class SD, IO, 1 Mo. LIBOR (x) -1 +
                        6.20% (e).................................................     5.48%        05/20/37    $         37,166
         174,056     Series 2007-41, Class OL, PO.................................      (c)         07/20/37             170,103
         314,062     Series 2007-42, Class SB, IO, 1 Mo. LIBOR (x) -1 +
                        6.75% (e).................................................     6.03%        07/20/37              56,179
         166,517     Series 2007-68, Class NA.....................................     5.00%        11/20/37             188,521
         992,741     Series 2007-71, Class ZD.....................................     6.00%        11/20/37           1,134,903
         148,838     Series 2007-81, Class FZ, 1 Mo. LIBOR + 0.35% (a)............     1.07%        12/20/37             147,763
         146,070     Series 2008-16, Class PO, PO.................................      (c)         02/20/38             138,878
          12,551     Series 2008-20, Class PO, PO.................................      (c)         09/20/37              12,487
          46,084     Series 2008-29, Class PO, PO.................................      (c)         02/17/33              45,941
         132,305     Series 2008-33, Class XS, IO, 1 Mo. LIBOR (x) -1 +
                        7.70% (e).................................................     6.91%        04/16/38              25,822
         784,972     Series 2008-47, Class ML.....................................     5.25%        06/16/38             906,539
         187,500     Series 2008-54, Class PE.....................................     5.00%        06/20/38             225,071
         686,000     Series 2008-71, Class JI, IO.................................     6.00%        04/20/38              83,082
         144,943     Series 2009-10, Class PA.....................................     4.50%        12/20/38             153,744
         189,297     Series 2009-14, Class KI, IO.................................     6.50%        03/20/39              34,104
          62,113     Series 2009-14, Class KS, IO, 1 Mo. LIBOR (x) -1 +
                        6.30% (e).................................................     5.58%        03/20/39               9,298
         148,730     Series 2009-25, Class SE, IO, 1 Mo. LIBOR (x) -1 +
                        7.60% (b) (e).............................................     6.88%        09/20/38              25,585
       2,389,791     Series 2009-29, Class PC.....................................     7.00%        05/20/39           3,229,438
         364,389     Series 2009-32, Class SZ.....................................     5.50%        05/16/39             464,965
         571,448     Series 2009-42, Class BI, IO.................................     6.00%        06/20/39              75,993
          36,703     Series 2009-53, Class AB.....................................     4.50%        10/16/38              37,018
       3,732,562     Series 2009-57, Class VB.....................................     5.00%        06/16/39           4,486,158
       1,061,774     Series 2009-61, Class OW, PO.................................      (c)         11/16/35           1,022,833
         235,061     Series 2009-61, Class PZ.....................................     7.50%        08/20/39             346,776
      15,634,975     Series 2009-61, Class WQ, IO, 1 Mo. LIBOR (x) -1 +
                        6.25% (e).................................................     5.46%        11/16/35           3,363,699
         946,730     Series 2009-69, Class ZB.....................................     6.00%        08/20/39           1,124,115
       1,106,353     Series 2009-72, Class SM, IO, 1 Mo. LIBOR (x) -1 +
                        6.25% (e).................................................     5.46%        08/16/39             232,246
         455,000     Series 2009-75, Class JN.....................................     5.50%        09/16/39             570,862
          70,326     Series 2009-76, Class PC.....................................     4.00%        03/16/39              71,227
         546,940     Series 2009-78, Class KZ.....................................     5.50%        09/16/39             717,136
         187,725     Series 2009-79, Class OK, PO.................................      (c)         11/16/37             180,609
         128,692     Series 2009-81, Class TZ.....................................     5.50%        09/20/39             167,737
       1,388,109     Series 2009-87, Class EI, IO.................................     5.50%        08/20/39             153,130
          39,000     Series 2009-94, Class AL.....................................     5.00%        10/20/39              47,134
         260,353     Series 2009-106, Class DZ....................................     5.50%        11/20/39             342,713
       6,836,261     Series 2009-106, Class SL, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (e).................................................     5.38%        04/20/36           1,065,837
          44,278     Series 2009-106, Class WZ....................................     5.50%        11/16/39              59,581
         262,203     Series 2009-116, Class MS, IO, 1 Mo. LIBOR (x) -1 +
                        6.50% (e).................................................     5.71%        11/16/38               5,843
           1,552     Series 2009-118, Class KP....................................     4.50%        05/20/38               1,558
         732,000     Series 2009-126, Class LB....................................     5.00%        12/20/39             913,126
          46,715     Series 2010-3, Class MF, 1 Mo. LIBOR + 0.45% (a).............     1.17%        11/20/38              46,728
          52,000     Series 2010-4, Class WA......................................     3.00%        01/16/40              54,785


                        See Notes to Financial Statements                Page 19


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$        122,098     Series 2010-7, Class BC......................................     4.00%        09/16/24    $        124,214
         114,997     Series 2010-11, Class HE.....................................     4.00%        04/20/39             117,674
          15,362     Series 2010-14, Class AO, PO.................................      (c)         12/20/32              15,331
       1,755,840     Series 2010-14, Class BV, IO, 1 Mo. LIBOR (x) -1 +
                        6.25% (e).................................................     5.46%        02/16/40             304,215
           6,036     Series 2010-29, Class CB.....................................     5.00%        12/20/38               6,037
         799,714     Series 2010-42, Class CO, PO.................................      (c)         06/16/39             795,677
       2,507,326     Series 2010-46, Class FC, 1 Mo. LIBOR + 0.80% (a)............     1.52%        03/20/35           2,543,074
         798,790     Series 2010-59, Class ZD.....................................     6.50%        05/20/40           1,182,750
       2,000,350     Series 2010-85, Class SL, IO, 1 Mo. LIBOR (x) -1 +
                        6.60% (b) (e).............................................     5.88%        07/20/37             244,947
          87,000     Series 2010-116, Class BM....................................     4.50%        09/16/40             111,329
       2,666,293     Series 2010-116, Class JB....................................     5.00%        06/16/40           3,148,791
         302,125     Series 2010-129, Class PQ....................................     3.00%        04/20/39             305,271
          79,058     Series 2010-138, Class PD....................................     3.50%        08/20/38              79,906
       1,066,953     Series 2010-157, Class OP, PO................................      (c)         12/20/40           1,023,139
          22,565     Series 2010-162, Class PQ....................................     4.50%        06/16/39              22,594
         360,862     Series 2010-166, Class DI, IO................................     4.50%        02/20/39              25,390
         138,027     Series 2011-4, Class PZ......................................     5.00%        01/20/41             167,608
       1,495,423     Series 2011-19, Class MI, IO.................................     5.00%        06/16/40              65,810
         771,202     Series 2011-35, Class BP.....................................     4.50%        03/16/41             929,879
         487,014     Series 2011-48, Class LI, IO.................................     5.50%        01/16/41              84,528
         470,054     Series 2011-50, Class PZ.....................................     5.00%        04/20/41             593,369
         120,183     Series 2011-63, Class BI, IO.................................     6.00%        02/20/38              11,460
       1,038,721     Series 2011-71, Class ZC.....................................     5.50%        07/16/34           1,190,300
       2,757,830     Series 2011-81, Class IC, IO, 1 Mo. LIBOR (x) -1 + 6.72%,
                        0.62% Cap (e).............................................     0.62%        07/20/35              42,645
         890,189     Series 2011-112, Class IP, IO................................     0.50%        08/16/26               1,440
         239,265     Series 2011-129, Class CL....................................     5.00%        03/20/41             277,682
           4,550     Series 2011-136, Class GB....................................     2.50%        05/20/40               4,691
         265,091     Series 2011-137, Class WA (f)................................     5.57%        07/20/40             312,755
         368,921     Series 2011-146, Class EI, IO................................     5.00%        11/16/41              69,044
          79,480     Series 2011-151, Class TB, IO, 1 Mo. LIBOR (x) -70 +
                        465.50%, 3.50% Cap (e)....................................     3.50%        04/20/41               4,965
       2,369,915     Series 2012-10, Class LI, IO.................................     3.50%        07/20/40              59,559
          77,479     Series 2012-16, Class AG.....................................     2.50%        10/20/38              77,907
       3,923,658     Series 2012-18, Class IA, IO, 1 Mo. LIBOR (x) -1 + 6.68%,
                        0.58% Cap (e).............................................     0.58%        07/20/39              45,530
       1,692,969     Series 2012-48, Class MI, IO.................................     5.00%        04/16/42             323,103
      14,407,115     Series 2012-84, Class QS, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (e).................................................     5.31%        07/16/42           2,643,052
       6,711,842     Series 2012-84, Class SJ, 1 Mo. LIBOR (x) -0.57 +
                        2.51% (e).................................................     2.06%        07/16/42           7,112,119
         251,623     Series 2012-108, Class KB....................................     2.75%        09/16/42             277,650
       4,439,194     Series 2012-143, Class IB, IO................................     3.50%        12/20/39             132,122
       8,708,778     Series 2012-143, Class TI, IO................................     3.00%        12/16/27             635,179
       2,880,621     Series 2012-149, Class PC (f)................................     6.30%        12/20/42           3,416,990
      23,473,801     Series 2013-4, Class IC, IO..................................     4.00%        09/20/42           4,227,897
         129,871     Series 2013-5, Class IA, IO..................................     3.50%        10/16/42              16,063
       1,424,601     Series 2013-10, Class DI, IO.................................     3.50%        09/20/42             148,190
         353,067     Series 2013-20, Class KI, IO.................................     5.00%        01/20/43              41,331


Page 20                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$      2,223,000     Series 2013-20, Class QM.....................................     2.63%        02/16/43    $      2,423,841
       2,454,495     Series 2013-22, Class IO, IO.................................     3.00%        02/20/43             279,988
       7,338,587     Series 2013-23, Class IP, IO.................................     3.50%        08/20/42             878,416
       3,748,092     Series 2013-53, Class OI, IO.................................     3.50%        04/20/43             386,359
       3,223,816     Series 2013-69, Class AI, IO.................................     3.50%        05/20/43             416,565
         401,953     Series 2013-69, Class PI, IO.................................     5.00%        05/20/43              49,433
         953,680     Series 2013-70, Class PM.....................................     2.50%        05/20/43           1,001,657
       4,629,000     Series 2013-91, Class PB.....................................     3.50%        09/20/42           4,956,105
       1,746,976     Series 2013-130, Class WS, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (e).................................................     5.38%        09/20/43             341,324
       7,350,175     Series 2013-170, Class IG, IO................................     5.50%        11/16/43           1,010,206
         688,000     Series 2013-183, Class PB....................................     4.50%        12/20/43             825,129
         129,906     Series 2013-188, Class CF, 1 Mo. LIBOR + 0.45% (a)...........     1.17%        03/20/43             129,937
       6,448,716     Series 2014-6, Class IJ, IO..................................     4.50%        06/16/43             466,211
      22,470,807     Series 2014-30, Class EA (f).................................     1.98%        02/16/44          23,070,872
       5,524,160     Series 2014-44, Class IC, IO.................................     3.00%        04/20/28             387,078
      12,094,580     Series 2014-44, Class ID, IO (d) (f).........................     0.34%        03/16/44             117,054
          58,893     Series 2014-91, Class JI, IO.................................     4.50%        01/20/40               3,677
         763,748     Series 2014-94, Class Z......................................     4.50%        01/20/44             937,026
       5,398,722     Series 2014-99, Class HI, IO.................................     4.50%        06/20/44             734,306
       8,441,927     Series 2014-115, Class QI, IO................................     3.00%        03/20/29             486,746
       4,879,255     Series 2014-116, Class SB, IO, 1 Mo. LIBOR (x) -1 +
                        5.60% (e).................................................     4.88%        08/20/44             865,831
       3,172,716     Series 2014-118, Class TV, IO, 1 Mo. LIBOR (x) -1 +
                        6.25% (b) (e).............................................     5.53%        05/20/44             573,034
       4,208,836     Series 2014-178, Class LT....................................     2.00%        11/20/43           4,261,070
       6,634,870     Series 2015-3, Class ZD......................................     4.00%        01/20/45           8,030,662
      18,967,489     Series 2015-40, Class IO, IO.................................     4.00%        03/20/45           2,724,466
       9,229,195     Series 2015-66, Class LI, IO.................................     5.00%        05/16/45           1,192,098
          63,947     Series 2015-95, Class IK, IO (b) (f).........................     1.32%        05/16/37               1,460
      18,400,065     Series 2015-99, Class EI, IO.................................     5.50%        07/16/45           3,970,806
         298,303     Series 2015-100, Class AI, IO................................     3.50%        03/20/39               4,155
      24,522,854     Series 2015-119, Class TI, IO................................     3.50%        05/20/41             743,722
      20,186,396     Series 2015-124, Class DI, IO................................     3.50%        01/20/38           1,195,301
         468,594     Series 2015-137, Class WA (d) (f)............................     5.49%        01/20/38             553,673
         979,180     Series 2015-138, Class MI, IO................................     4.50%        08/20/44             112,566
         246,473     Series 2015-151, Class KW (f)................................     5.74%        04/20/34             272,844
       7,006,672     Series 2015-168, Class GI, IO................................     5.50%        02/16/33           1,379,454
         181,275     Series 2016-16, Class KZ.....................................     3.00%        02/16/46             200,904
         415,998     Series 2016-55, Class PB (f).................................     6.01%        03/20/31             459,459
       2,159,270     Series 2016-69, Class WI, IO.................................     4.50%        05/20/46             465,301
       5,775,933     Series 2016-75, Class SA, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (e).................................................     5.28%        05/20/40             880,071
       1,346,046     Series 2016-78, Class UI, IO.................................     4.00%        06/20/46             148,230
       5,052,161     Series 2016-89, Class HI, IO.................................     3.50%        07/20/46             738,631
         609,472     Series 2016-99, Class JA (f).................................     5.52%        11/20/45             717,794
         944,614     Series 2016-109, Class ZM....................................     3.50%        08/20/36           1,089,620
      11,105,755     Series 2016-111, Class PI, IO................................     3.50%        06/20/45           1,192,821
       1,323,360     Series 2016-118, Class GI, IO................................     4.50%        02/16/40             195,790
      14,451,915     Series 2016-120, Class AS, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (e).................................................     5.38%        09/20/46           3,354,015


                        See Notes to Financial Statements                Page 21


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$        464,000     Series 2016-141, Class PC....................................     5.00%        10/20/46    $        605,950
         305,404     Series 2016-145, Class LZ....................................     3.00%        10/20/46             311,918
       1,569,049     Series 2016-154, Class WF, 1 Mo. LIBOR + 0.40% (a)...........     1.38%        11/20/45           1,567,050
         303,000     Series 2016-160, Class LE....................................     2.50%        11/20/46             314,900
         347,338     Series 2016-167, Class KI, IO................................     6.00%        12/16/46              64,830
         858,182     Series 2017-17, Class KZ.....................................     4.50%        02/20/47           1,136,121
       7,592,511     Series 2017-32, Class DI, IO.................................     5.50%        05/20/35           1,644,445
       4,739,976     Series 2017-32, Class IB, IO.................................     5.00%        02/16/47             654,325
       8,251,893     Series 2017-56, Class BI, IO.................................     6.00%        04/16/47           1,678,762
      18,503,612     Series 2017-57, Class IO, IO.................................     5.00%        04/20/47           2,840,384
       5,831,878     Series 2017-113, Class IE, IO................................     5.50%        07/20/47             971,404
       6,767,853     Series 2017-117, Class ZN....................................     3.00%        08/20/47           7,528,427
      11,647,417     Series 2017-122, Class CZ....................................     3.00%        08/20/47          13,022,194
       8,830,426     Series 2017-130, Class LS, IO, 1 Mo. LIBOR (x) -1 +
                        6.20% (e).................................................     5.41%        08/16/47           1,979,389
       9,136,309     Series 2017-133, Class JI, IO................................     7.00%        06/20/41           1,870,198
      10,241,129     Series 2017-177, Class DI, IO................................     4.50%        11/16/47           1,640,289
       7,606,221     Series 2017-186, Class TI, IO, 1 Mo. LIBOR (x) -1 + 6.50%,
                        0.50% Cap (e).............................................     0.50%        05/20/40              82,414
         859,742     Series 2018-44, Class Z......................................     2.50%        09/20/47             900,658
       3,549,467     Series 2018-53, Class VA.....................................     3.50%        07/20/29           3,847,702
       5,022,449     Series 2018-78, Class EZ.....................................     3.00%        04/20/48           5,351,095
       9,393,726     Series 2018-79, Class IO, IO.................................     5.00%        06/20/48           1,654,726
       7,616,785     Series 2018-89, Class A......................................     3.50%        06/20/39           7,771,174
       2,358,995     Series 2018-120, Class G.....................................     3.50%        09/20/48           2,368,402
      11,453,916     Series 2018-131, Class IA, IO................................     5.00%        04/20/44           1,606,868
      10,000,000     Series 2018-134, Class KB....................................     3.50%        10/20/48          10,758,880
      10,556,000     Series 2018-155, Class KD....................................     4.00%        11/20/48          11,546,638
      10,908,217     Series 2018-160, Class GY....................................     4.50%        11/20/48          12,072,378
       6,748,954     Series 2019-6, Class EI, IO..................................     5.00%        09/20/39             905,539
      11,625,971     Series 2019-15, Class MZ.....................................     4.50%        02/20/49          13,092,264
      12,488,006     Series 2019-18, Class TP.....................................     3.50%        02/20/49          13,704,495
       2,006,778     Series 2019-27, Class DI, IO.................................     5.50%        01/20/40             322,336
       4,615,575     Series 2019-98, Class UZ.....................................     2.50%        08/20/49           4,600,421
      32,821,638     Series 2020-31, Class IO, IO.................................     6.50%        03/20/50           6,824,009
                  Vendee Mortgage Trust
       3,076,420     Series 2003-2, Class Z.......................................     5.00%        05/15/33           3,559,917
          28,063     Series 2010-1, Class DA......................................     4.25%        02/15/35              28,892
       7,886,763     Series 2010-1, Class DZ......................................     4.25%        04/15/40           8,995,164
      12,981,426     Series 2011-1, Class DZ......................................     3.75%        09/15/46          14,421,380
      24,164,624     Series 2011-2, Class DZ......................................     3.75%        10/15/41          27,567,670
                                                                                                                ----------------
                                                                                                                   1,513,503,318
                                                                                                                ----------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 8.5%
                  Freddie Mac Multifamily Structured Pass Through Certificates
      88,865,239     Series 2011-K016, Class X1, IO (d)...........................     1.63%        10/25/21           1,571,573
      59,949,999     Series 2012-K019, Class X1, IO (d)...........................     1.73%        03/25/22           1,509,577
      65,439,769     Series 2012-K020, Class X1, IO (d)...........................     1.50%        05/25/22           1,526,016
     123,990,939     Series 2013-K030, Class X1, IO (d)...........................     0.29%        04/25/23             593,879
      78,996,315     Series 2014-K036, Class X1, IO (d)...........................     0.87%        10/25/23           1,776,738
      21,598,714     Series 2014-K714, Class X3, IO (d)...........................     1.90%        01/25/42              89,801


Page 22                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                  Freddie Mac Multifamily Structured Pass Through
                        Certificates (Continued)
$     95,276,642     Series 2015-K721, Class X1, IO (d)...........................     0.44%        08/25/22    $        638,315
     186,469,308     Series 2016-KIR1, Class X, IO (d)............................     1.21%        03/25/26           9,897,250
     282,725,406     Series 2018-K086, Class X1, IO (d)...........................     0.39%        11/25/28           5,698,839
     144,672,839     Series 2018-K156, Class X1, IO (d)...........................     0.21%        06/25/33           1,553,743
     353,086,366     Series 2018-K158, Class X1, IO (d)...........................     0.21%        10/25/33           4,348,117
     113,709,129     Series 2018-K159, Class X1, IO (d)...........................     0.26%        11/25/33           1,644,655
      28,666,917     Series 2019-1510, Class X1, IO (d)...........................     0.64%        01/25/34           1,405,886
     123,318,108     Series 2019-1511, Class X1, IO (d)...........................     0.93%        03/25/34           9,434,242
     159,003,653     Series 2019-1512, Class X1, IO (d)...........................     1.06%        04/25/34          13,827,784
      57,725,360     Series 2019-1513, Class X1, IO (d)...........................     1.00%        08/25/34           4,841,853
     152,941,685     Series 2019-1514, Class X1, IO (d)...........................     0.70%        10/25/34           9,220,304
      40,617,221     Series 2019-K094, Class X1, IO (d)...........................     1.02%        06/25/29           2,732,727
      56,953,054     Series 2019-K099, Class X1, IO (d)...........................     1.01%        09/25/29           3,905,334
      57,790,000     Series 2019-K099, Class XAM, IO (d)..........................     1.26%        09/25/29           5,348,124
      69,953,378     Series 2019-K101, Class X1, IO (f)...........................     0.84%        10/25/29           4,562,716
      72,489,433     Series 2019-K102, Class X1, IO (f)...........................     0.95%        10/25/29           4,671,676
      64,993,000     Series 2019-K102, Class XAM, IO (f)..........................     1.21%        10/25/29           6,299,798
      92,478,771     Series 2019-K103, Class X1, IO (d)...........................     0.76%        11/25/29           4,699,762
      59,029,000     Series 2019-K103, Class XAM, IO (d)..........................     1.01%        11/25/29           4,402,342
     104,363,203     Series 2019-K734, Class X1, IO (d)...........................     0.79%        02/25/26           3,339,831
      68,018,000     Series 2019-K734, Class XAM, IO (d)..........................     0.56%        02/25/26           1,654,157
      44,967,560     Series 2019-K735, Class X1, IO (d)...........................     1.10%        05/25/26           2,200,447
     116,253,719     Series 2019-K736, Class X1, IO (d)...........................     1.44%        07/25/26           7,559,386
      73,982,368     Series 2020-K104, Class X1, IO (d)...........................     1.13%        01/25/30           6,540,840
      76,025,590     Series 2020-K737, Class X1, IO (f)...........................     0.64%        10/25/26           2,696,620
                  FREMF Mortgage Trust
       8,877,000     Series 2011-K10, Class B (d) (h).............................     4.78%        11/25/49           8,932,694
       7,590,000     Series 2011-K14, Class B (d) (h).............................     5.35%        02/25/47           7,684,426
       3,000,000     Series 2011-K15, Class B (d) (h).............................     5.13%        08/25/44           3,038,574
      11,771,000     Series 2014-K715, Class B (d) (h)............................     4.11%        02/25/46          11,859,999
       2,260,829     Series 2015-K721, Class B (d) (h)............................     3.68%        11/25/47           2,298,763
                  Government National Mortgage Association
       3,274,149     Series 2011-31, Class Z (f)..................................     3.85%        09/16/52           3,723,343
      17,745,327     Series 2012-120, Class Z (f).................................     2.59%        01/16/55          18,492,695
      12,500,699     Series 2012-125, Class Z (f).................................     2.44%        05/16/53          12,570,517
         583,516     Series 2013-32, Class A......................................     1.90%        06/16/36             585,819
         532,000     Series 2013-57, Class D (f)..................................     2.35%        06/16/46             549,808
         100,000     Series 2013-74, Class AG (d).................................     2.80%        12/16/53             106,838
          21,231     Series 2013-194, Class AE (f)................................     2.75%        11/16/44              22,079
      23,000,000     Series 2014-153, Class D (f).................................     3.00%        04/16/56          25,072,383
      15,137,559     Series 2015-30, Class DZ.....................................     2.95%        05/16/55          16,118,321
      55,144,373     Series 2015-30, Class IO, IO (f).............................     0.91%        07/16/56           2,912,500
      20,689,044     Series 2015-70, Class IO, IO (f).............................     0.99%        12/16/49           1,087,269
      50,903,715     Series 2015-107, Class IO, IO (f)............................     0.81%        03/16/57           2,065,423
       5,592,963     Series 2015-125, Class VA (f)................................     2.70%        05/16/35           5,904,996
      45,716,281     Series 2016-2, Class IO, IO (f)..............................     0.85%        04/16/57           2,564,377
      31,834,178     Series 2016-11, Class IO, IO (f).............................     0.89%        01/16/56           1,815,640
      23,550,011     Series 2016-26, Class IO, IO (f).............................     0.93%        02/16/58           1,328,979
      88,666,539     Series 2016-28, Class IO, IO (f).............................     0.90%        12/16/57           5,120,475
     102,475,047     Series 2016-34, Class IO, IO (f).............................     0.97%        01/16/58           6,938,042
      63,420,465     Series 2016-35, Class IO, IO (f).............................     0.86%        03/16/58           3,789,075


                        See Notes to Financial Statements                Page 23


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                  Government National Mortgage Association (Continued)
$     39,026,653     Series 2016-36, Class IO, IO (f).............................     0.87%        08/16/57    $      2,366,963
      54,822,231     Series 2016-50, Class IO, IO (f).............................     0.98%        08/16/57           3,262,668
      35,057,951     Series 2016-52, Class IO, IO (f).............................     0.91%        03/16/58           2,071,276
     110,995,424     Series 2016-64, Class IO, IO (f).............................     0.96%        12/16/57           6,746,990
       4,528,586     Series 2016-110, Class VA....................................     2.10%        01/16/38           4,633,775
      37,658,241     Series 2016-113, Class IO, IO (f)............................     1.15%        02/16/58           2,914,307
      21,891,071     Series 2016-127, Class IO, IO (f)............................     0.95%        05/16/58           1,380,580
     224,039,776     Series 2016-131, Class IO, IO (f)............................     0.97%        08/16/58          15,534,089
     142,239,276     Series 2016-133, Class IO, IO (f)............................     1.01%        12/16/57           9,273,759
     105,421,995     Series 2016-143, Class IO, IO................................     0.96%        10/16/56           7,584,311
      40,594,088     Series 2016-152, Class IO, IO (d)............................     0.88%        08/15/58           2,589,651
      70,591,618     Series 2016-158, Class IO, IO (f)............................     0.90%        06/16/58           4,289,831
     149,730,232     Series 2016-166, Class IO, IO (f)............................     1.04%        04/16/58          10,729,099
      95,493,702     Series 2017-7, Class IO, IO (f)..............................     0.96%        12/16/58           6,336,284
       3,893,942     Series 2017-35, Class Z (f)..................................     2.50%        05/16/59           3,976,427
       7,390,000     Series 2017-90, Class B......................................     2.75%        12/16/57           7,865,978
     132,528,907     Series 2017-126, Class IO, IO (d) (f)........................     0.79%        08/16/59           8,802,106
      25,811,129     Series 2018-2, Class IO, IO (f)..............................     0.75%        12/16/59           1,553,288
      16,283,441     Series 2018-123, Class Z.....................................     2.50%        06/16/60          16,059,754
       8,893,664     Series 2018-150, Class Z.....................................     3.20%        02/16/60           9,847,503
      12,433,549     Series 2018-170, Class Z.....................................     2.50%        11/16/60          12,851,317
      17,206,299     Series 2019-7, Class Z.......................................     2.50%        01/16/61          17,499,629
       1,755,685     Series 2019-104, Class Z.....................................     2.80%        05/16/61           1,905,968
       2,278,525     Series 2019-113, Class Z.....................................     3.00%        06/16/61           2,422,073
       1,503,979     Series 2019-122, Class Z.....................................     3.00%        07/16/61           1,622,713
       4,556,387     Series 2019-139, Class Z (f).................................     2.90%        11/16/61           4,766,623
       5,037,594     Series 2020-12, Class Z (f)..................................     3.00%        11/16/61           5,640,678
                                                                                                                ----------------
                                                                                                                     449,303,007
                                                                                                                ----------------
                  PASS-THROUGH SECURITIES -- 54.1%
                  Federal Home Loan Mortgage Corporation
       3,298,095     Pool 760043, 5 Yr. Constant Maturity Treasury Rate +
                        1.39% (a).................................................     2.98%        12/01/48           3,411,460
       9,445,252     Pool 840359, 12 Mo. LIBOR + 1.63% (a)........................     3.97%        06/01/46           9,791,502
         144,844     Pool A19763..................................................     5.00%        04/01/34             164,537
          60,903     Pool A47333..................................................     5.00%        10/01/35              68,737
         580,461     Pool A47828..................................................     3.50%        08/01/35             618,908
         359,086     Pool A47829..................................................     4.00%        08/01/35             387,605
         310,828     Pool A47937..................................................     5.50%        08/01/35             352,510
         126,539     Pool A48972..................................................     5.50%        05/01/36             144,371
          90,599     Pool A54675..................................................     5.50%        01/01/36             103,732
         244,081     Pool A65324..................................................     5.50%        09/01/37             273,356
          70,979     Pool A86143..................................................     5.00%        05/01/39              80,796
          26,633     Pool A90319..................................................     5.00%        12/01/39              30,495
         402,976     Pool A92197..................................................     5.00%        05/01/40             461,455
          11,059     Pool A93093..................................................     4.50%        07/01/40              12,291
          16,108     Pool A93891..................................................     4.00%        09/01/40              18,055
          22,601     Pool A94729..................................................     4.00%        11/01/40              25,332
          82,410     Pool A94843..................................................     4.00%        11/01/40              92,367
         323,301     Pool A95441..................................................     4.00%        12/01/40             359,130
          31,687     Pool A95653..................................................     4.00%        12/01/40              35,516


Page 24                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$         54,315     Pool A95728..................................................     4.00%        12/01/40    $         60,878
          71,666     Pool A96380..................................................     4.00%        01/01/41              78,689
         206,717     Pool A97294..................................................     4.00%        02/01/41             226,098
         974,758     Pool B70791..................................................     4.00%        06/01/39           1,085,235
           5,396     Pool C01310..................................................     6.50%        03/01/32               6,166
          17,108     Pool C01574..................................................     5.00%        06/01/33              19,546
          19,823     Pool C03458..................................................     5.00%        02/01/40              22,688
          66,546     Pool C03949..................................................     3.50%        05/01/42              72,540
         165,929     Pool C04269..................................................     3.00%        10/01/42             177,859
         301,069     Pool C91167..................................................     5.00%        04/01/28             327,134
         223,740     Pool C91353..................................................     3.50%        01/01/31             236,535
         481,302     Pool C91366..................................................     4.50%        04/01/31             527,019
          36,793     Pool C91482..................................................     3.50%        07/01/32              39,600
          33,730     Pool E02883..................................................     4.00%        04/01/26              35,767
          25,831     Pool G01443..................................................     6.50%        08/01/32              29,414
          65,405     Pool G01737..................................................     5.00%        12/01/34              74,770
          36,015     Pool G01840..................................................     5.00%        07/01/35              41,166
         405,834     Pool G02017..................................................     5.00%        12/01/35             464,472
          80,251     Pool G03072..................................................     5.00%        11/01/36              91,700
         390,031     Pool G04593..................................................     5.50%        01/01/37             446,309
          38,923     Pool G04632..................................................     5.00%        11/01/36              44,490
         184,604     Pool G04814..................................................     5.50%        10/01/38             211,099
          41,171     Pool G04913..................................................     5.00%        03/01/38              47,099
          41,935     Pool G05173..................................................     4.50%        11/01/31              45,648
         546,118     Pool G05275..................................................     5.50%        02/01/39             623,553
         118,139     Pool G05449..................................................     4.50%        05/01/39             131,287
         460,663     Pool G05792..................................................     4.50%        02/01/40             512,274
         366,168     Pool G05927..................................................     4.50%        07/01/40             409,613
          29,795     Pool G06252..................................................     4.00%        02/01/41              32,699
         579,376     Pool G06359..................................................     4.00%        02/01/41             635,988
          90,327     Pool G06501..................................................     4.00%        04/01/41              99,126
         315,363     Pool G06583..................................................     5.00%        06/01/41             363,498
         160,146     Pool G06687..................................................     5.00%        07/01/41             183,405
          90,435     Pool G06739..................................................     4.50%        09/01/41             100,626
         481,868     Pool G07025..................................................     5.00%        02/01/42             550,859
         680,561     Pool G07100..................................................     5.50%        07/01/40             777,396
          16,721     Pool G07219..................................................     5.00%        10/01/41              19,116
          92,124     Pool G07266..................................................     4.00%        12/01/42             100,945
         580,179     Pool G07329..................................................     4.00%        01/01/43             635,737
         619,609     Pool G07683..................................................     4.00%        03/01/44             678,913
         633,031     Pool G07806..................................................     5.00%        06/01/41             721,868
           3,321     Pool G08113..................................................     6.50%        02/01/36               3,809
       3,566,396     Pool G08854..................................................     5.00%        12/01/48           3,878,867
              98     Pool G11713..................................................     5.50%        06/01/20                  98
           2,558     Pool G11769..................................................     5.00%        10/01/20               2,687
           1,729     Pool G11833..................................................     5.00%        11/01/20               1,817
             862     Pool G11880..................................................     5.00%        12/01/20                 906
          49,350     Pool G12312..................................................     6.00%        09/01/21              50,503
          38,383     Pool G12797..................................................     6.50%        02/01/22              39,133
          70,325     Pool G12959..................................................     6.50%        10/01/22              73,509
           3,167     Pool G12978..................................................     5.50%        12/01/22               3,299


                        See Notes to Financial Statements                Page 25


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$            137     Pool G13044..................................................     4.50%        06/01/21    $            145
             581     Pool G13581..................................................     5.50%        11/01/21                 584
          42,711     Pool G13623..................................................     4.50%        08/01/24              45,764
          50,753     Pool G13625..................................................     5.50%        01/01/24              53,345
          87,090     Pool G13733..................................................     5.00%        11/01/24              92,639
          79,834     Pool G14088..................................................     4.00%        02/01/26              84,526
         127,667     Pool G14106..................................................     6.00%        10/01/24             133,781
          35,345     Pool G14167..................................................     5.50%        07/01/23              37,049
          80,057     Pool G14233..................................................     6.00%        01/01/24              82,212
         824,438     Pool G14348..................................................     4.00%        10/01/26             872,757
          35,532     Pool G14376..................................................     4.00%        09/01/25              37,576
          45,476     Pool G14676..................................................     4.50%        09/01/26              48,692
              12     Pool G14791..................................................     6.00%        05/01/21                  12
         252,951     Pool G14995..................................................     5.50%        12/01/24             263,411
          67,667     Pool G15019..................................................     4.50%        07/01/26              71,468
          43,071     Pool G15039..................................................     4.50%        09/01/26              46,126
          43,002     Pool G15725..................................................     4.50%        09/01/26              45,926
           6,737     Pool G15821..................................................     5.00%        07/01/25               7,079
         195,200     Pool G15949..................................................     4.00%        01/01/29             206,600
         148,515     Pool G15957..................................................     5.50%        12/01/24             152,969
           8,551     Pool G18100..................................................     5.00%        02/01/21               8,985
         306,983     Pool G18264..................................................     5.00%        07/01/23             322,623
         233,657     Pool G18287..................................................     5.50%        12/01/23             246,190
          87,922     Pool G18306..................................................     4.50%        04/01/24              94,108
          15,480     Pool G60020..................................................     4.50%        12/01/43              17,231
         715,779     Pool G60114..................................................     5.50%        06/01/41             818,806
       1,175,168     Pool G60168..................................................     4.50%        07/01/45           1,290,510
         411,766     Pool G60194..................................................     3.50%        08/01/45             449,591
         386,697     Pool G60737..................................................     4.50%        08/01/42             430,154
       1,109,578     Pool G60762..................................................     5.00%        07/01/41           1,267,075
         415,440     Pool G60808..................................................     3.00%        10/01/46             442,444
       6,207,232     Pool G60921..................................................     4.50%        02/01/47           6,744,712
      17,260,883     Pool G60940..................................................     4.00%        09/01/46          19,308,450
       6,703,763     Pool G61160..................................................     4.50%        11/01/45           7,426,000
          14,444     Pool H09034..................................................     5.50%        05/01/37              16,206
           2,504     Pool J03523..................................................     5.00%        09/01/21               2,631
          35,846     Pool J05364..................................................     6.00%        08/01/22              37,091
         197,991     Pool J09465..................................................     4.00%        04/01/24             209,334
          84,764     Pool J09504..................................................     4.00%        04/01/24              89,620
          28,772     Pool J09798..................................................     4.00%        05/01/24              30,420
          57,218     Pool J10623..................................................     4.00%        09/01/24              60,502
         687,155     Pool J10827..................................................     4.50%        10/01/24             735,265
         235,115     Pool N70075..................................................     5.00%        01/01/35             259,439
         426,437     Pool N70081..................................................     5.50%        07/01/38             484,679
          63,336     Pool O20138..................................................     5.00%        11/01/30              69,401
       1,034,396     Pool Q00841..................................................     4.50%        05/01/41           1,149,128
         113,692     Pool Q03139..................................................     4.00%        09/01/41             126,024
          43,245     Pool Q04031..................................................     4.00%        10/01/41              48,967
          33,707     Pool Q04905..................................................     4.00%        12/01/41              38,167
          56,679     Pool Q05035..................................................     4.00%        12/01/41              62,229
          58,830     Pool Q05173..................................................     4.00%        12/01/41              66,580


Page 26                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$         44,023     Pool Q05181..................................................     4.00%        12/01/41    $         49,847
          31,937     Pool Q05445..................................................     4.00%        01/01/42              36,162
         118,711     Pool Q07189..................................................     4.00%        04/01/42             130,083
          41,125     Pool Q07479..................................................     3.50%        04/01/42              44,570
         141,457     Pool Q11791..................................................     3.50%        10/01/42             153,313
          87,731     Pool Q11836..................................................     3.50%        10/01/42              96,173
         633,855     Pool Q14034..................................................     3.50%        12/01/42             703,780
       2,549,040     Pool Q43309..................................................     4.00%        09/01/46           2,886,061
       5,839,559     Pool Q45763..................................................     4.00%        01/01/47           6,615,028
       4,137,746     Pool Q50564..................................................     4.50%        09/01/47           4,467,136
      12,015,694     Pool Q53219..................................................     4.50%        12/01/47          13,551,846
       7,572,197     Pool Q53875..................................................     4.00%        01/01/48           8,405,549
         971,895     Pool Q54651..................................................     4.50%        03/01/48           1,107,165
       1,517,972     Pool Q55037..................................................     4.50%        04/01/48           1,724,617
      15,433,326     Pool Q55152..................................................     4.50%        04/01/48          17,077,191
       5,881,921     Pool Q55606..................................................     4.00%        04/01/48           6,515,636
       4,536,984     Pool Q56260..................................................     5.00%        05/01/48           5,159,221
       6,332,264     Pool Q58363..................................................     5.00%        09/01/48           6,891,371
       6,096,191     Pool Q58483..................................................     4.50%        09/01/48           6,594,015
       4,788,340     Pool Q61217..................................................     4.00%        01/01/49           5,207,654
      19,209,025     Pool Q63173..................................................     4.00%        04/01/49          20,793,920
       4,058,805     Pool QA0162..................................................     4.50%        06/01/49           4,378,372
      14,880,787     Pool QA2693..................................................     4.00%        09/01/49          16,839,068
       7,394,484     Pool QA3965..................................................     4.00%        10/01/49           8,122,233
       9,983,515     Pool QA4774..................................................     4.00%        11/01/49          10,914,145
      19,264,974     Pool QA5778..................................................     3.50%        01/01/50          20,598,772
      19,506,733     Pool QA7078..................................................     3.50%        01/01/50          20,877,704
         160,485     Pool QA8786..................................................     2.00%        04/01/50             163,648
      29,757,286     Pool RA1624..................................................     4.00%        08/01/49          32,596,387
       1,839,515     Pool RA2375..................................................     2.00%        03/01/50           1,875,773
      35,866,911     Pool RA2415..................................................     3.00%        04/01/50          37,949,502
         786,608     Pool RC1325..................................................     2.00%        04/01/35             812,286
         914,909     Pool SB8039..................................................     2.00%        04/01/35             945,159
      30,000,000     Pool SB8044..................................................     2.00%        05/01/35          30,991,900
         574,461     Pool U50165..................................................     4.00%        05/01/32             618,696
       3,006,917     Pool U59020..................................................     4.00%        06/01/35           3,239,073
       2,573,228     Pool U64762..................................................     4.50%        10/01/45           2,846,803
      10,655,683     Pool U69020..................................................     5.00%        07/01/44          11,846,872
      12,510,872     Pool U69040..................................................     4.00%        05/01/45          13,723,459
       6,440,963     Pool U69041..................................................     5.00%        11/01/43           7,155,787
      28,313,581     Pool U69055..................................................     4.50%        10/01/47          31,317,683
      15,369,618     Pool U69060..................................................     4.50%        06/01/47          16,999,171
       4,060,153     Pool U79023..................................................     3.50%        10/01/28           4,304,477
         204,233     Pool U80068..................................................     3.50%        10/01/32             220,450
         116,327     Pool U80212..................................................     3.50%        02/01/33             125,565
         149,352     Pool U90245..................................................     3.50%        10/01/42             159,753
          64,593     Pool U90291..................................................     4.00%        10/01/42              70,848
         691,929     Pool U90316..................................................     4.00%        10/01/42             759,247
         661,514     Pool U90490..................................................     4.00%        06/01/42             725,913
       1,825,517     Pool U90690..................................................     3.50%        06/01/42           1,953,614
          21,194     Pool U90932..................................................     3.00%        02/01/43              22,737


                        See Notes to Financial Statements                Page 27


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$        196,077     Pool U90975..................................................     4.00%        06/01/42    $        215,146
         499,507     Pool U91254..................................................     4.00%        04/01/43             548,526
       1,726,662     Pool U91619..................................................     4.00%        06/01/43           1,893,888
          54,951     Pool U92272..................................................     4.50%        12/01/43              61,295
         718,367     Pool U92432..................................................     4.00%        02/01/44             788,745
          47,690     Pool U95137..................................................     4.00%        08/01/43              52,353
         182,542     Pool U99045..................................................     3.50%        03/01/43             195,302
         218,079     Pool U99084..................................................     4.50%        02/01/44             243,229
         106,947     Pool U99091..................................................     4.50%        03/01/44             119,242
         290,202     Pool U99096..................................................     4.50%        05/01/44             323,541
       3,277,660     Pool U99134..................................................     4.00%        01/01/46           3,596,251
       7,852,698     Pool U99184..................................................     4.00%        08/01/43           8,615,900
         743,317     Pool V80910..................................................     4.00%        12/01/43             817,827
      15,870,781     Pool ZM4944..................................................     4.00%        11/01/47          17,742,500
       2,170,040     Pool ZS2492..................................................     6.50%        04/01/35           2,599,809
      15,851,178     Pool ZS7732..................................................     2.00%        01/01/27          16,473,169
                  Federal National Mortgage Association
          72,386     Pool 190371..................................................     6.50%        07/01/36              85,945
          27,664     Pool 254636..................................................     5.00%        02/01/33              31,443
          41,572     Pool 255190..................................................     5.50%        05/01/34              47,575
          28,640     Pool 255984..................................................     4.50%        11/01/25              30,885
         215,373     Pool 256181..................................................     5.50%        03/01/36             242,987
         591,815     Pool 256576..................................................     5.50%        01/01/37             678,610
          26,920     Pool 256808..................................................     5.50%        07/01/37              29,674
         102,164     Pool 256936..................................................     6.00%        10/01/37             114,882
          82,290     Pool 545759..................................................     6.50%        07/01/32              93,845
          18,667     Pool 555851..................................................     6.50%        01/01/33              21,456
         352,082     Pool 683246..................................................     5.50%        02/01/33             405,090
         253,204     Pool 725014..................................................     5.50%        12/01/33             289,928
         398,274     Pool 734922..................................................     4.50%        09/01/33             440,478
         553,744     Pool 735415..................................................     6.50%        12/01/32             643,464
           5,152     Pool 745875..................................................     6.50%        09/01/36               6,055
          49,374     Pool 747097..................................................     6.00%        10/01/29              54,031
         509,268     Pool 788149..................................................     5.50%        05/01/33             572,025
         282,809     Pool 812741..................................................     5.50%        02/01/35             314,134
         447,276     Pool 827948..................................................     5.50%        05/01/35             500,236
         410,978     Pool 850000..................................................     5.50%        01/01/36             470,964
          69,477     Pool 871039..................................................     5.50%        02/01/37              77,433
       1,753,307     Pool 879015..................................................     4.00%        10/01/35           1,894,246
         187,185     Pool 888001..................................................     5.50%        10/01/36             216,233
         152,685     Pool 888163..................................................     7.00%        12/01/33             185,802
          26,263     Pool 888435..................................................     5.50%        06/01/22              27,141
         518,202     Pool 889610..................................................     5.50%        06/01/38             592,530
         386,086     Pool 889834..................................................     5.00%        12/01/35             441,557
          17,628     Pool 890149..................................................     6.50%        10/01/38              20,890
          44,185     Pool 890231..................................................     5.00%        07/01/25              46,492
          63,355     Pool 890314..................................................     5.50%        12/01/22              65,465
          17,683     Pool 890378..................................................     6.00%        05/01/24              18,668
       1,216,839     Pool 890556..................................................     4.50%        10/01/43           1,387,175
         394,193     Pool 890561..................................................     4.50%        01/01/27             417,574
       1,093,165     Pool 890736..................................................     5.00%        07/01/30           1,197,149


Page 28                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        219,642     Pool 905917..................................................     5.50%        01/01/37    $        253,426
         125,362     Pool 922386..................................................     5.50%        01/01/37             137,852
          16,059     Pool 930562..................................................     5.00%        02/01/39              18,373
         172,402     Pool 931808..................................................     5.50%        08/01/39             197,312
         195,872     Pool 953115..................................................     5.50%        11/01/38             215,302
         111,386     Pool 962556..................................................     5.00%        04/01/23             117,060
          48,289     Pool 973561..................................................     5.00%        03/01/23              50,741
          69,071     Pool 976871..................................................     6.50%        08/01/36              79,876
          65,885     Pool 995002..................................................     5.00%        07/01/37              75,163
          20,900     Pool 995097..................................................     6.50%        10/01/37              24,768
         129,284     Pool 995149..................................................     6.50%        10/01/38             151,631
          51,819     Pool 995228..................................................     6.50%        11/01/38              61,406
         157,408     Pool 995252..................................................     5.00%        12/01/23             165,368
          60,348     Pool 995259..................................................     6.50%        11/01/23              64,167
         173,961     Pool AA0916..................................................     5.00%        08/01/37             198,773
         133,614     Pool AA3303..................................................     5.50%        06/01/38             154,798
         709,015     Pool AB0460..................................................     5.50%        02/01/37             820,449
         284,607     Pool AB0731..................................................     4.00%        06/01/39             307,656
           3,314     Pool AB1576..................................................     4.00%        10/01/20               3,503
          79,218     Pool AB1953..................................................     4.00%        12/01/40              88,008
          63,219     Pool AB2092..................................................     4.00%        01/01/41              70,020
          46,074     Pool AB2133..................................................     4.00%        01/01/26              48,769
         188,377     Pool AB2265..................................................     4.00%        02/01/41             211,063
          29,814     Pool AB2467..................................................     4.50%        03/01/41              33,364
       1,167,154     Pool AB2506..................................................     5.00%        03/01/41           1,321,859
       1,829,370     Pool AB2959..................................................     4.50%        07/01/40           2,025,899
         135,327     Pool AB5174..................................................     3.50%        05/01/42             147,470
         146,000     Pool AB5919..................................................     3.00%        08/01/42             157,668
          96,201     Pool AB6632..................................................     3.50%        10/01/42             103,948
         296,688     Pool AB6671..................................................     3.00%        10/01/42             319,487
         355,317     Pool AB7765..................................................     3.00%        02/01/43             382,648
         245,766     Pool AB7859..................................................     3.50%        02/01/43             267,846
       1,627,355     Pool AB8289..................................................     4.50%        04/01/42           1,815,542
         564,056     Pool AB8676..................................................     3.50%        05/01/42             611,844
         114,030     Pool AB9382..................................................     4.00%        05/01/43             126,893
         974,980     Pool AB9551..................................................     3.00%        06/01/43           1,049,986
         377,684     Pool AB9615..................................................     4.00%        06/01/33             409,251
          71,870     Pool AB9959..................................................     4.00%        07/01/43              79,692
          52,088     Pool AC1232..................................................     5.00%        07/01/24              54,945
         106,580     Pool AC3236..................................................     5.00%        09/01/39             121,941
         304,808     Pool AC3267..................................................     5.50%        09/01/39             349,046
         295,502     Pool AD0889..................................................     6.00%        09/01/24             309,853
         659,292     Pool AD4317..................................................     4.00%        04/01/40             722,246
          22,013     Pool AD5222..................................................     4.50%        05/01/30              24,043
         124,960     Pool AD5583..................................................     5.00%        04/01/40             137,761
         166,969     Pool AD6369..................................................     4.50%        05/01/40             185,751
          82,806     Pool AD6938..................................................     4.50%        06/01/40              92,618
         132,598     Pool AD7110..................................................     5.00%        07/01/40             144,313
          92,613     Pool AD7137..................................................     5.50%        07/01/40             107,948
          34,672     Pool AD8526..................................................     4.50%        08/01/40              38,569
         324,734     Pool AE0137..................................................     4.50%        03/01/36             356,413


                        See Notes to Financial Statements                Page 29


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$         30,853     Pool AE0383..................................................     4.50%        09/01/25    $         33,051
         127,860     Pool AE4476..................................................     4.00%        03/01/41             140,025
         173,898     Pool AE7005..................................................     4.00%        10/01/40             190,477
       4,983,069     Pool AE7733..................................................     5.00%        11/01/40           5,741,132
          40,609     Pool AE9284..................................................     4.00%        11/01/40              44,490
         621,125     Pool AE9959..................................................     5.00%        03/01/41             706,134
          25,762     Pool AH0057..................................................     4.50%        02/01/41              28,314
         457,841     Pool AH0943..................................................     4.00%        12/01/40             506,909
         682,465     Pool AH0979..................................................     3.50%        01/01/41             721,455
         348,238     Pool AH1089..................................................     4.00%        11/01/40             381,532
         143,393     Pool AH1141..................................................     4.50%        12/01/40             159,513
         164,100     Pool AH4404..................................................     4.00%        01/01/41             179,806
         111,525     Pool AH7204..................................................     4.00%        03/01/41             122,117
          51,186     Pool AI1190..................................................     4.50%        04/01/41              56,997
          70,700     Pool AI1969..................................................     4.50%        05/01/41              78,639
         435,258     Pool AI4268..................................................     5.00%        06/01/41             498,285
      11,350,005     Pool AI5614..................................................     5.00%        07/01/41          12,809,035
         268,888     Pool AI6093..................................................     4.50%        06/01/31             294,706
          67,182     Pool AI6503..................................................     5.00%        11/01/39              73,077
          36,697     Pool AI6581..................................................     4.50%        07/01/41              40,807
          29,284     Pool AI7800..................................................     4.50%        07/01/41              32,609
         182,262     Pool AI8779..................................................     4.00%        11/01/41             199,726
         388,471     Pool AI9114..................................................     4.00%        06/01/42             426,492
       2,033,845     Pool AI9124..................................................     4.00%        08/01/42           2,232,898
       1,186,235     Pool AI9158..................................................     6.50%        01/01/41           1,504,090
       2,132,783     Pool AJ2311..................................................     5.00%        10/01/41           2,374,484
          26,078     Pool AJ4756..................................................     4.00%        10/01/41              29,481
          39,306     Pool AJ5424..................................................     4.00%        11/01/41              44,435
          22,705     Pool AJ5736..................................................     4.00%        12/01/41              25,667
          28,327     Pool AJ6061..................................................     4.00%        12/01/41              32,064
          31,071     Pool AJ7538..................................................     4.00%        01/01/42              35,204
          37,738     Pool AJ8104..................................................     4.00%        12/01/41              42,541
          15,117     Pool AJ8203..................................................     4.50%        01/01/42              16,833
          29,390     Pool AJ8341..................................................     4.00%        12/01/41              33,276
          25,642     Pool AJ8369..................................................     4.00%        01/01/42              28,988
          43,167     Pool AJ8436..................................................     4.00%        12/01/41              48,849
          24,577     Pool AJ9162..................................................     4.00%        01/01/42              27,770
       1,016,201     Pool AJ9332..................................................     4.00%        01/01/42           1,125,541
          46,104     Pool AK0543..................................................     4.00%        01/01/42              52,212
       1,432,386     Pool AK0765..................................................     4.00%        03/01/42           1,570,974
          34,038     Pool AK1827..................................................     4.00%        01/01/42              38,499
         229,202     Pool AK4520..................................................     4.00%        03/01/42             251,070
         191,839     Pool AK5555..................................................     4.00%        04/01/42             210,143
          19,140     Pool AL0147..................................................     4.00%        04/01/41              21,446
         132,419     Pool AL0212..................................................     5.50%        02/01/38             151,613
         313,661     Pool AL0241..................................................     4.00%        04/01/41             343,698
          40,808     Pool AL0399..................................................     6.00%        08/01/24              42,543
          19,494     Pool AL0446..................................................     6.00%        05/01/24              20,334
          46,603     Pool AL0815..................................................     4.00%        09/01/41              52,685
          18,655     Pool AL1195..................................................     6.00%        09/01/23              19,580
         587,602     Pool AL1850..................................................     5.50%        07/01/40             671,568


Page 30                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$         43,133     Pool AL1948..................................................     4.00%        01/01/42    $         47,782
          42,544     Pool AL1953..................................................     4.50%        01/01/27              45,124
         107,796     Pool AL2142..................................................     6.50%        09/01/38             127,815
         579,829     Pool AL2551..................................................     3.50%        10/01/42             631,862
         144,439     Pool AL2589..................................................     5.50%        05/01/25             149,805
         102,680     Pool AL2892..................................................     3.50%        12/01/42             112,115
         747,124     Pool AL3093..................................................     3.50%        02/01/43             818,835
          27,587     Pool AL3154..................................................     3.00%        02/01/43              29,794
       2,123,130     Pool AL4703..................................................     3.50%        12/01/28           2,221,080
       8,735,946     Pool AL4741..................................................     4.50%        01/01/44           9,736,007
          29,012     Pool AL4962..................................................     6.00%        05/01/24              30,694
         168,044     Pool AL5616..................................................     5.50%        09/01/41             192,232
         934,153     Pool AL5760..................................................     4.00%        09/01/43           1,035,543
         687,002     Pool AL5890..................................................     4.50%        03/01/43             771,244
         566,965     Pool AL6031..................................................     4.00%        10/01/44             630,878
          32,338     Pool AL6057..................................................     6.00%        08/01/24              32,829
          78,954     Pool AL6449..................................................     4.50%        01/01/27              84,468
       3,523,160     Pool AL6513..................................................     5.00%        07/01/44           3,924,250
         279,288     Pool AL6948..................................................     5.00%        09/01/25             293,396
         136,476     Pool AL7046..................................................     3.50%        06/01/45             148,678
       6,152,465     Pool AL7162, 12 Mo. LIBOR + 1.73% (a)........................     4.24%        09/01/42           6,404,640
         380,669     Pool AL7231..................................................     3.50%        08/01/45             414,703
         665,131     Pool AL7449..................................................     8.50%        12/01/37             825,746
         854,527     Pool AL7637..................................................     5.00%        01/01/42             941,751
       2,547,886     Pool AL7905..................................................     4.50%        03/01/34           2,799,674
         152,355     Pool AL8139..................................................     4.00%        02/01/32             163,306
      11,389,828     Pool AL8263..................................................     4.50%        02/01/44          12,694,556
          93,570     Pool AL8353..................................................     3.50%        08/01/44             101,935
       9,075,309     Pool AL8640, 12 Mo. LIBOR + 1.80% (a)........................     3.89%        12/01/41           9,472,682
       5,292,316     Pool AL8652..................................................     5.00%        07/01/44           6,047,837
         592,652     Pool AL9143..................................................     3.50%        09/01/36             637,579
         188,855     Pool AL9226..................................................     5.50%        12/01/41             219,143
       1,893,489     Pool AL9777..................................................     4.50%        01/01/47           2,071,770
       5,596,357     Pool AO3529..................................................     4.00%        06/01/42           6,124,699
       2,196,381     Pool AO5527..................................................     4.00%        07/01/42           2,410,225
       1,643,225     Pool AO8106..................................................     4.00%        08/01/42           1,803,431
         635,089     Pool AO8167..................................................     4.00%        09/01/42             696,636
         203,565     Pool AP1197..................................................     3.50%        09/01/42             221,705
       1,316,045     Pool AP2109..................................................     4.00%        08/01/32           1,424,932
         115,374     Pool AP5113..................................................     4.00%        09/01/42             127,934
         361,249     Pool AP7963..................................................     4.00%        09/01/42             405,604
       2,732,194     Pool AQ0411..................................................     3.50%        10/01/42           2,983,223
       1,100,437     Pool AQ0535..................................................     3.00%        11/01/42           1,183,301
         779,819     Pool AQ1534..................................................     3.50%        10/01/32             841,322
       1,019,928     Pool AQ1584..................................................     4.00%        11/01/42           1,155,905
         709,892     Pool AQ1607..................................................     3.50%        11/01/32             766,037
         522,631     Pool AQ3310..................................................     4.00%        11/01/42             573,298
       1,853,333     Pool AQ4086..................................................     4.00%        06/01/43           2,033,727
          77,818     Pool AQ9715..................................................     3.00%        01/01/43              83,468
         501,265     Pool AQ9999..................................................     3.00%        02/01/43             537,638
       2,430,003     Pool AR7582..................................................     3.50%        03/01/33           2,622,377


                        See Notes to Financial Statements                Page 31


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        345,555     Pool AR7961..................................................     3.50%        03/01/33    $        372,813
       4,350,419     Pool AS1719..................................................     5.00%        02/01/44           5,003,162
         608,341     Pool AS5236..................................................     4.00%        05/01/45             659,760
       1,035,521     Pool AS5515..................................................     3.50%        06/01/30           1,096,878
         320,656     Pool AS5635..................................................     3.00%        08/01/45             348,662
       1,131,780     Pool AS7211..................................................     3.00%        04/01/46           1,214,241
       1,815,608     Pool AS7537..................................................     3.00%        07/01/46           1,974,352
       7,519,401     Pool AS8548..................................................     3.50%        12/01/46           8,043,455
       1,170,568     Pool AS9244..................................................     4.50%        08/01/39           1,304,737
         629,675     Pool AS9990..................................................     4.50%        07/01/47             680,047
         250,136     Pool AS9994..................................................     4.50%        04/01/47             273,386
         144,397     Pool AT0332..................................................     3.00%        04/01/43             152,563
         726,094     Pool AT1747..................................................     3.00%        04/01/43             784,186
         695,809     Pool AT3892..................................................     3.00%        06/01/43             746,459
         381,816     Pool AT4180..................................................     3.50%        05/01/33             411,937
         141,681     Pool AT5915..................................................     4.00%        06/01/43             155,514
         770,590     Pool AT6303..................................................     4.00%        06/01/43             873,273
          49,382     Pool AT6306..................................................     4.00%        06/01/43              55,443
         155,073     Pool AU5787..................................................     4.50%        09/01/43             175,325
         782,965     Pool AU6278..................................................     5.00%        11/01/43             869,892
         198,317     Pool AY0013..................................................     4.50%        01/01/45             220,444
         806,563     Pool BA4113..................................................     3.00%        04/01/46             864,212
       1,554,281     Pool BD4509, 12 Mo. LIBOR + 1.69% (a)........................     2.91%        01/01/44           1,604,687
       2,502,965     Pool BD4533, 12 Mo. LIBOR + 1.66% (a)........................     4.02%        09/01/44           2,588,826
         429,194     Pool BD8660, 1 Yr. Constant Maturity Treasury Rate +
                        1.67% (a).................................................     2.97%        12/01/45             432,147
      16,754,787     Pool BE2973..................................................     4.00%        01/01/47          18,862,927
         768,742     Pool BE3631..................................................     4.50%        05/01/47             837,426
       3,223,362     Pool BH2633..................................................     5.00%        08/01/47           3,591,480
          42,698     Pool BH9428..................................................     4.50%        09/01/47              46,409
      17,307,436     Pool BJ1637..................................................     3.50%        11/01/47          18,885,374
         246,012     Pool BJ6232..................................................     5.00%        04/01/48             268,028
          22,578     Pool BJ6234..................................................     5.00%        05/01/48              24,607
       1,246,004     Pool BJ9100..................................................     4.50%        02/01/48           1,418,892
       1,023,206     Pool BJ9111..................................................     4.50%        03/01/48           1,165,202
       1,766,119     Pool BJ9124..................................................     4.50%        04/01/48           2,011,177
      29,169,308     Pool BK4769..................................................     5.00%        08/01/48          31,825,721
         800,640     Pool BK4851..................................................     5.00%        05/01/48             872,361
          28,944     Pool BK7173..................................................     5.00%        06/01/48              31,478
       1,286,499     Pool BK7797..................................................     5.00%        07/01/48           1,399,539
       7,554,830     Pool BK8883..................................................     5.00%        09/01/48           8,478,700
       5,333,235     Pool BK9563..................................................     4.50%        12/01/48           5,814,137
       8,393,210     Pool BK9599..................................................     5.00%        08/01/48           9,135,770
         523,965     Pool BM1880..................................................     4.00%        02/01/45             580,604
       1,371,186     Pool BM3013, 12 Mo. LIBOR + 1.54% (a)........................     4.13%        07/01/44           1,412,567
      18,278,055     Pool BM3076..................................................     4.50%        07/01/47          20,213,651
       8,872,639     Pool BM3625..................................................     3.00%        03/01/48           9,535,376
      20,734,718     Pool BM3980, 12 Mo. LIBOR + 1.78% (a)........................     4.17%        02/01/43          21,641,999
      19,326,434     Pool BM4122..................................................     7.47%        01/01/40          23,647,684
       8,018,151     Pool BM4561..................................................     5.00%        09/01/48           8,993,942


Page 32                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$     10,245,361     Pool BM4785..................................................     4.50%        10/01/38    $     11,390,013
      26,292,928     Pool BM5039..................................................     4.50%        12/01/48          28,740,324
      20,110,865     Pool BM5130..................................................     4.50%        08/01/47          22,284,833
      73,423,734     Pool BM5508..................................................     5.00%        02/01/49          82,359,148
      22,790,209     Pool BM5667..................................................     4.00%        12/01/48          24,661,575
       8,202,387     Pool BM5671..................................................     4.50%        01/01/49           9,207,887
      18,229,169     Pool BM6018..................................................     5.00%        05/01/49          19,347,406
       2,390,045     Pool BN0948..................................................     4.50%        11/01/48           2,579,696
         952,906     Pool BN1027..................................................     5.50%        03/01/49           1,089,244
      12,901,922     Pool BN1345..................................................     4.00%        09/01/48          13,818,771
      34,485,854     Pool BN3925..................................................     4.50%        01/01/49          38,715,139
       4,555,795     Pool BN4059..................................................     4.00%        12/01/48           4,850,274
       9,574,619     Pool BN4328..................................................     5.00%        01/01/49          10,629,886
       4,302,683     Pool BN5323..................................................     3.50%        03/01/49           4,551,914
      18,930,402     Pool BN6078..................................................     4.00%        06/01/49          20,175,879
      11,432,949     Pool BN8210..................................................     4.50%        07/01/49          12,662,600
       9,489,707     Pool BO1420..................................................     3.50%        09/01/49          10,030,715
      20,123,592     Pool BO2179..................................................     4.00%        09/01/49          22,771,620
      21,912,586     Pool BO2653..................................................     3.50%        07/01/49          23,299,923
       8,763,894     Pool BO3030..................................................     4.00%        10/01/49           9,626,406
       6,251,697     Pool BO5425..................................................     4.00%        10/01/49           6,866,968
      14,792,122     Pool BO5426..................................................     4.00%        10/01/49          16,170,998
      12,460,597     Pool BO5430..................................................     4.00%        10/01/49          13,401,325
      14,116,884     Pool BP1950..................................................     3.00%        04/01/50          15,360,018
       6,635,447     Pool CA0843..................................................     3.00%        12/01/47           7,164,396
      15,382,337     Pool CA1576..................................................     5.00%        01/01/48          16,761,715
      16,975,279     Pool CA1902..................................................     4.50%        06/01/48          18,553,950
       9,225,256     Pool CA1917..................................................     5.00%        06/01/48          10,426,014
       2,961,850     Pool CA2520..................................................     4.00%        10/01/33           3,167,577
       6,852,821     Pool CA2947..................................................     4.00%        12/01/48           7,514,360
      33,734,206     Pool CA4175..................................................     4.00%        09/01/49          38,173,514
      25,628,516     Pool FM0050..................................................     5.50%        11/01/49          28,469,717
      68,583,792     Pool FM0085..................................................     4.00%        03/01/50          77,434,267
     112,049,101     Pool FM1194..................................................     4.50%        05/01/39         124,552,445
       3,587,339     Pool FM1284..................................................     3.50%        02/01/46           3,882,143
       3,449,594     Pool FM1285..................................................     4.00%        10/01/43           3,787,400
       7,892,508     Pool FM1286..................................................     4.50%        06/01/46           8,705,421
       3,123,464     Pool FM1287..................................................     5.00%        11/01/44           3,472,708
      87,909,642     Pool FM1725..................................................     2.50%        11/01/47          92,222,207
      19,055,171     Pool FM2001..................................................     5.00%        09/01/49          20,925,291
      28,454,112     Pool FM2329..................................................     5.00%        12/01/49          31,960,060
      24,913,656     Pool FM2397..................................................     4.50%        01/01/50          27,529,033
       8,438,871     Pool FM2450..................................................     3.50%        12/01/39           9,176,209
     127,664,107     Pool FM2500..................................................     2.50%        03/01/35         135,305,679
       6,615,372     Pool FM2853..................................................     5.00%        03/01/41           7,355,057
         174,468     Pool MA0096..................................................     4.50%        06/01/29             188,646
           3,623     Pool MA0293..................................................     4.50%        01/01/30               3,957
          59,092     Pool MA0295..................................................     5.00%        01/01/30              64,769
          55,065     Pool MA0353..................................................     4.50%        03/01/30              60,148
       1,507,422     Pool MA0443..................................................     5.00%        05/01/30           1,652,895
          53,753     Pool MA0444..................................................     5.00%        06/01/40              60,003


                        See Notes to Financial Statements                Page 33


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        402,359     Pool MA0575..................................................     4.50%        11/01/30    $        440,872
         294,856     Pool MA0633..................................................     5.00%        01/01/41             329,894
           6,766     Pool MA0777..................................................     5.00%        06/01/31               7,420
         526,154     Pool MA1125..................................................     4.00%        07/01/42             576,472
       1,772,646     Pool MA1217..................................................     4.00%        10/01/42           1,943,359
          51,677     Pool MA1222..................................................     4.00%        10/01/32              55,964
          92,460     Pool MA1228..................................................     3.00%        09/01/42              99,152
         616,953     Pool MA1510..................................................     4.00%        07/01/43             676,742
         193,004     Pool MA1591..................................................     4.50%        09/01/43             215,220
      19,361,463     Pool MA1629..................................................     4.50%        10/01/43          21,580,601
         521,560     Pool MA1664..................................................     4.50%        11/01/43             581,051
         498,624     Pool MA1711..................................................     4.50%        12/01/43             555,946
         818,450     Pool MA1866..................................................     4.50%        04/01/44             912,528
         684,638     Pool MA1900..................................................     4.50%        04/01/44             763,258
         791,108     Pool MA2024..................................................     4.00%        07/01/29             841,826
       1,194,492     Pool MA2099..................................................     3.50%        11/01/29           1,266,019
         518,907     Pool MA2454..................................................     3.50%        09/01/30             550,093
          10,302     Pool MA2509..................................................     3.00%        01/01/46              10,736
       2,096,072     Pool MA2695..................................................     4.00%        07/01/46           2,299,923
       2,450,071     Pool MA2916..................................................     4.00%        02/01/47           2,686,014
         578,152     Pool MA3101..................................................     4.50%        08/01/47             629,253
         182,178     Pool MA3123..................................................     5.00%        08/01/47             198,425
         781,511     Pool MA3205..................................................     5.00%        10/01/47             851,417
         447,297     Pool MA3994..................................................     2.00%        02/01/30             462,041
      51,000,000     Pool MA4012..................................................     2.00%        05/01/35          52,686,206
      48,000,000     Pool MA4018..................................................     2.00%        05/01/50          48,945,817
      30,000,000     Pool TBA (i).................................................     2.00%        06/15/34          30,911,719
     200,000,000     Pool TBA (i).................................................     2.50%        06/11/45         207,996,554
     234,000,000     Pool TBA (i).................................................     2.00%        06/15/49         238,200,656
      50,000,000     Pool TBA (i).................................................     2.50%        07/01/49          51,884,941
                  Government National Mortgage Association
          96,244     Pool 3149....................................................     6.00%        10/20/31             107,901
          61,113     Pool 3172....................................................     6.00%        12/20/31              70,033
          66,546     Pool 3227....................................................     6.00%        04/20/32              74,441
         464,478     Pool 3345....................................................     5.00%        02/20/33             522,832
         156,673     Pool 3389....................................................     5.00%        05/20/33             175,689
          26,802     Pool 3390....................................................     5.50%        05/20/33              30,403
         748,935     Pool 3428....................................................     5.00%        08/20/33             840,954
          64,920     Pool 3442....................................................     5.00%        09/20/33              73,053
          26,613     Pool 3459....................................................     5.50%        10/20/33              30,178
          13,505     Pool 3474....................................................     6.00%        11/20/33              15,466
          90,098     Pool 3487....................................................     5.00%        12/20/33             101,180
         465,629     Pool 3529....................................................     5.00%        03/20/34             523,831
          69,238     Pool 3555....................................................     5.00%        05/20/34              77,931
         104,100     Pool 3596....................................................     5.50%        08/20/34             118,080
          90,727     Pool 3786....................................................     5.50%        11/20/35             102,596
          63,505     Pool 3807....................................................     5.50%        01/20/36              71,703
         459,232     Pool 4029....................................................     6.50%        09/20/37             552,866
         309,607     Pool 4251....................................................     5.50%        10/20/23             328,016
         168,861     Pool 455986..................................................     5.25%        07/15/25             186,629
         176,136     Pool 487108..................................................     6.00%        04/15/29             200,379


Page 34                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Government National Mortgage Association (Continued)
$         64,397     Pool 553144..................................................     5.50%        04/15/33    $         72,767
          15,087     Pool 589331..................................................     6.00%        10/15/22              15,956
         183,578     Pool 604338..................................................     5.00%        05/15/33             205,856
         168,154     Pool 604897..................................................     5.00%        12/15/33             188,617
         180,175     Pool 605389..................................................     5.00%        04/15/34             202,061
         399,284     Pool 615403..................................................     4.50%        08/15/33             446,659
          16,261     Pool 627123..................................................     5.50%        03/15/34              18,614
         110,860     Pool 638704..................................................     5.50%        11/15/36             123,599
         208,028     Pool 653143..................................................     4.90%        04/15/36             230,240
         265,666     Pool 658324..................................................     5.50%        03/15/37             292,680
         253,668     Pool 677190..................................................     5.00%        06/15/38             285,688
          27,366     Pool 687833..................................................     6.00%        08/15/38              31,250
          54,781     Pool 706840..................................................     4.50%        05/15/40              63,276
         203,650     Pool 706855..................................................     4.50%        09/15/40             235,081
         365,935     Pool 711483..................................................     4.00%        01/15/40             406,238
         153,037     Pool 711543..................................................     4.00%        11/15/40             172,018
       1,049,086     Pool 711563..................................................     4.50%        03/15/41           1,210,957
       8,987,753     Pool 720225..................................................     4.50%        07/15/39          10,106,717
         511,334     Pool 723216..................................................     4.50%        08/15/40             571,436
         114,440     Pool 723248..................................................     5.00%        10/15/39             130,962
         398,740     Pool 724230..................................................     5.00%        08/15/39             448,841
         117,244     Pool 724267..................................................     5.00%        09/15/39             132,051
         330,291     Pool 724340..................................................     4.50%        09/15/39             367,286
         134,607     Pool 725272..................................................     4.50%        11/15/39             147,240
          79,445     Pool 726394..................................................     4.50%        10/15/39              89,330
          53,904     Pool 728921..................................................     4.50%        12/15/24              56,868
         315,952     Pool 733595..................................................     4.50%        04/15/40             355,308
         159,357     Pool 733733..................................................     5.00%        06/15/40             179,119
         962,813     Pool 736317..................................................     4.25%        06/20/36           1,042,646
         162,711     Pool 736617..................................................     4.00%        12/15/35             174,667
       1,476,417     Pool 737673..................................................     4.50%        11/15/40           1,647,687
         300,389     Pool 737996..................................................     4.00%        02/15/41             329,462
         306,366     Pool 739341..................................................     3.50%        10/15/41             338,779
         255,185     Pool 743673..................................................     4.50%        07/15/40             289,477
         464,203     Pool 745478..................................................     5.00%        08/20/40             511,631
         858,467     Pool 748939..................................................     4.00%        09/20/40             945,052
         134,303     Pool 754384..................................................     4.50%        03/20/42             145,375
         639,162     Pool 762905..................................................     4.50%        04/15/41             713,880
       1,983,201     Pool 769102..................................................     4.50%        07/20/41           2,250,915
         579,666     Pool 781623..................................................     5.00%        06/15/33             650,082
          76,981     Pool 781697..................................................     6.00%        11/15/33              88,066
         477,343     Pool 781824..................................................     5.50%        11/15/34             538,226
          16,652     Pool 781862..................................................     5.50%        01/15/35              18,819
          70,993     Pool 782070..................................................     7.00%        06/15/32              80,800
          85,194     Pool 782133..................................................     6.00%        01/15/22              87,402
         167,892     Pool 782259..................................................     5.00%        02/15/36             188,279
          89,971     Pool 782810..................................................     4.50%        11/15/39              99,423
       1,506,525     Pool 783009..................................................     6.10%        12/20/33           1,706,802
         144,878     Pool 783091..................................................     5.50%        06/15/40             163,460
          62,119     Pool 783220..................................................     5.50%        09/15/24              65,654
         237,466     Pool 783375..................................................     5.00%        08/15/41             267,203


                        See Notes to Financial Statements                Page 35


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Government National Mortgage Association (Continued)
$     16,380,625     Pool 783590..................................................     4.50%        06/20/41    $     18,049,496
         358,361     Pool 783760..................................................     5.00%        02/15/42             403,736
       5,818,869     Pool 784063..................................................     5.00%        09/20/45           6,406,934
         275,627     Pool 784343..................................................     5.00%        02/15/41             310,162
       4,260,639     Pool 784573..................................................     5.00%        12/15/43           4,795,801
       5,238,452     Pool 784752..................................................     4.00%        03/15/45           5,747,955
      15,117,180     Pool 784758..................................................     5.50%        05/20/49          16,866,567
       4,848,839     Pool AC0197..................................................     4.00%        12/20/42           5,255,450
         535,630     Pool AD0026..................................................     3.50%        06/20/33             575,894
         127,901     Pool AD0856..................................................     3.75%        08/20/33             137,422
          65,613     Pool AG8899..................................................     4.00%        12/20/43              70,615
       1,538,484     Pool AI6317..................................................     4.50%        06/20/44           1,662,901
         714,745     Pool AK2389..................................................     4.50%        11/20/44             782,494
         540,391     Pool AN4469..................................................     5.00%        12/15/40             602,278
         507,052     Pool AR8421..................................................     5.00%        10/20/41             549,371
       1,708,925     Pool BB1216..................................................     4.50%        06/20/47           1,915,781
         729,814     Pool BB4731..................................................     4.00%        07/20/47             785,292
         706,800     Pool BB4757..................................................     4.00%        08/20/47             760,078
         614,874     Pool BB4769..................................................     4.00%        08/20/47             663,772
         906,063     Pool BD0483..................................................     4.50%        11/20/47           1,007,990
         750,374     Pool BF0415..................................................     5.00%        06/20/35             816,428
       1,604,037     Pool BF2472..................................................     5.50%        04/20/48           1,780,450
         865,180     Pool BF2604..................................................     5.50%        05/20/48             966,691
         956,552     Pool BG1872..................................................     5.50%        04/20/48           1,089,060
       1,547,038     Pool BG1886..................................................     5.50%        05/20/48           1,763,006
       1,458,066     Pool BG1888..................................................     5.50%        05/20/48           1,611,292
         971,654     Pool BG5094..................................................     5.50%        08/20/48           1,107,458
         771,192     Pool BH7648..................................................     5.50%        08/20/48             850,821
       1,066,851     Pool BI2592..................................................     5.50%        09/20/48           1,183,198
       1,420,991     Pool BJ9554..................................................     5.50%        01/20/49           1,548,891
         976,691     Pool BK0831..................................................     5.50%        12/20/48           1,112,575
         314,443     Pool BK4821..................................................     5.50%        12/20/48             346,711
       1,249,829     Pool BK5396..................................................     5.50%        12/20/48           1,399,800
         726,533     Pool BK7681..................................................     5.50%        12/20/48             802,693
         386,554     Pool BL1291..................................................     5.50%        01/20/49             418,520
         936,074     Pool BL4638..................................................     5.50%        04/20/49           1,032,523
         528,346     Pool BL6909..................................................     5.00%        03/20/49             581,758
         594,869     Pool BL6923..................................................     6.00%        03/20/49             652,289
       1,176,378     Pool BL7446..................................................     5.50%        03/20/49           1,313,991
       1,120,165     Pool BL7950..................................................     5.50%        05/20/49           1,244,804
         981,928     Pool BL9104..................................................     5.50%        05/20/49           1,089,927
         813,852     Pool BL9105..................................................     5.50%        05/20/49             892,560
       3,379,435     Pool BM5456..................................................     5.50%        07/20/49           3,778,041
       2,776,058     Pool BM5457..................................................     5.50%        07/20/49           3,062,067
       1,094,537     Pool BM9249..................................................     5.50%        05/20/49           1,204,446
       1,038,255     Pool BM9832..................................................     5.50%        06/20/49           1,144,377
       1,056,534     Pool BN1982..................................................     5.50%        05/20/49           1,164,793
         897,187     Pool BN1985..................................................     5.50%        05/20/49           1,017,033
       1,006,538     Pool BN1986..................................................     5.50%        05/20/49           1,117,576
       1,095,686     Pool BN1987..................................................     5.50%        05/20/49           1,201,885
       1,915,023     Pool BN1989..................................................     5.50%        05/20/49           2,133,769


Page 36                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Government National Mortgage Association (Continued)
$      1,772,434     Pool BN3607..................................................     5.50%        05/20/49    $      1,992,796
       1,906,940     Pool BN3608..................................................     5.50%        05/20/49           2,105,958
       1,456,400     Pool BN8877..................................................     5.50%        07/20/49           1,639,788
       2,604,024     Pool BN9929..................................................     5.50%        08/20/49           2,857,825
       1,088,847     Pool BO2380..................................................     5.50%        07/20/49           1,207,983
       1,163,504     Pool BO5553..................................................     5.50%        08/20/49           1,282,385
       1,899,685     Pool BO5554..................................................     5.50%        08/20/49           2,123,106
       2,363,175     Pool BO5555..................................................     5.50%        08/20/49           2,636,506
       1,556,262     Pool BO6139..................................................     5.50%        07/20/49           1,708,324
       2,405,287     Pool BO8096..................................................     5.50%        08/20/49           2,689,611
       2,535,479     Pool BO8097..................................................     5.50%        08/20/49           2,833,488
         268,978     Pool MA1017..................................................     6.00%        05/20/43             308,124
         170,635     Pool MA1162..................................................     6.00%        07/20/43             195,423
         282,894     Pool MA2077..................................................     5.50%        07/20/44             316,451
          48,783     Pool MA2215..................................................     3.50%        09/20/44              51,072
         167,529     Pool MA2683..................................................     6.00%        03/20/45             190,031
         178,443     Pool MA2759..................................................     6.00%        01/20/45             204,291
         481,208     Pool MA2829..................................................     5.00%        05/20/45             538,765
          70,644     Pool MA2897..................................................     6.00%        03/20/45              80,891
         403,075     Pool MA2966..................................................     6.00%        09/20/39             452,633
         333,430     Pool MA3249..................................................     6.00%        04/20/40             381,783
          64,087     Pool MA3380..................................................     5.50%        01/20/46              71,878
         656,731     Pool MA3459..................................................     6.00%        08/20/39             751,995
         428,465     Pool MA3525..................................................     5.50%        03/20/46             481,533
         414,584     Pool MA3941..................................................     5.50%        09/20/46             466,821
         776,572     Pool MA4076..................................................     7.00%        01/20/39             923,550
       8,292,325     Pool MA5714..................................................     6.00%        01/20/49           9,083,582
                                                                                                                ----------------
                                                                                                                   2,844,422,799
                                                                                                                ----------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES.....................................     4,807,558,256
                  (Cost $ 4,679,832,701)                                                                        ----------------

MORTGAGE-BACKED SECURITIES -- 4.8%
                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.7%
                  Alternative Loan Trust
          57,333     Series 2003-J3, Class 2A1....................................     6.25%        12/25/33              57,670
                  American Home Mortgage Investment Trust
           2,627     Series 2004-3, Class 6A1.....................................     5.32%        10/25/34               2,615
                  Banc of America Funding Corp.
          13,103     Series 2008-R2, Class 1A2 (h)................................     6.00%        09/25/37              13,129
                  Banc of America Funding Trust
           1,857     Series 2005-2, Class 2A4.....................................     5.75%        04/25/35               1,982
                  Banc of America Mortgage Trust
         407,614     Series 2005-A, Class 2A2 (d).................................     3.68%        02/25/35             380,306
                  BCAP LLC Trust
          19,915     Series 2009-RR5, Class 8A1 (h)...............................     5.50%        11/26/34              20,660
                  Chase Home Lending Mortgage Trust
       1,485,753     Series 2019-1, Class B1 (d) (h)..............................     3.96%        03/25/50           1,378,957
                  CHL Mortgage Pass-Through Trust
          50,000     Series 2004-8, Class 1A7.....................................     5.75%        07/25/34              52,164
          30,798     Series 2004-8, Class 2A1.....................................     4.50%        06/25/19              31,357


                        See Notes to Financial Statements                Page 37


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  CIM Trust
$      4,635,038     Series 2017-7, Class A (h)...................................     3.00%        04/25/57    $      4,600,011
      17,924,288     Series 2019-INV1, Class A11 (h)..............................     4.00%        02/25/49          18,348,631
                  Citigroup Global Markets Mortgage Securities VII, Inc.
             254     Series 2003-UP2, Class PO1, PO...............................      (c)         12/25/18                 231
                  Citigroup Mortgage Loan Trust
           8,136     Series 2003-1, Class WA2.....................................     6.50%        06/25/31               8,113
                  COLT Mortgage Loan Trust
       1,145,727     Series 2018-3, Class A1 (h)..................................     3.69%        10/26/48           1,158,066
                  Credit Suisse First Boston Mortgage Securities Corp.
           4,479     Series 2003-11, Class 1A39...................................     5.25%        06/25/33               4,422
          20,095     Series 2003-AR18, Class 2A3 (d)..............................     3.69%        07/25/33              19,049
           4,144     Series 2004-AR8, Class 2A1 (d)...............................     3.99%        09/25/34               4,123
          72,213     Series 2005-5, Class 3A2, 1 Mo. LIBOR + 0.30% (a)............     0.79%        07/25/35              67,917
           2,467     Series 2005-7, Class 1A5.....................................     5.15%        08/25/35               2,478
                  Credit Suisse Mortgage Capital Certificates
          46,020     Series 2009-12R, Class 6A1 (h)...............................     6.00%        05/27/37              46,196
                  CSFB Mortgage-Backed Trust
             496     Series 2004-7, Class 6A1.....................................     5.25%        10/25/19                 505
                  CSMC
       1,951,618     Series 2017-HL1, Class A3 (h)................................     3.50%        06/25/47           1,983,738
       3,556,547     Series 2017-HL2, Class A3 (h)................................     3.50%        10/25/47           3,599,684
                  Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
           2,869     Series 2005-3, Class 1A1 (d).................................     4.27%        06/25/20               2,819
                  EverBank Mortgage Loan Trust
       4,364,041     Series 2018-1, Class B1 (d) (h)..............................     3.64%        02/25/48           4,241,129
                  Flagstar Mortgage Trust
       2,875,029     Series 2018-2, Class A4 (h)..................................     3.50%        04/25/48           2,996,072
       2,603,119     Series 2018-4, Class B1 (d) (h)..............................     4.32%        07/25/48           2,630,012
                  Galton Funding Mortgage Trust
       4,290,206     Series 2018-1, Class A43 (h).................................     3.50%        11/25/57           4,315,177
       6,434,443     Series 2018-2, Class A41 (h).................................     4.50%        10/25/58           6,573,681
                  GMACM Mortgage Loan Trust
             892     Series 2003-J10, Class A1....................................     4.75%        01/25/19                 903
                  GS Mortgage-Backed Securities Corp. Trust
       9,084,528     Series 2019-PJ3, Class A1 (h)................................     3.50%        03/25/50           9,285,649
                  GSR Mortgage Loan Trust
          27,625     Series 2004-8F, Class 2A3....................................     6.00%        09/25/34              27,836
         234,938     Series 2004-12, Class 3A6 (d)................................     4.11%        12/25/34             223,008
                  Impac CMB Trust
          16,148     Series 2003-4, Class 1A1, 1 Mo. LIBOR + 0.64% (a)............     1.13%        10/25/33              16,114
         427,464     Series 2004-6, Class M3, 1 Mo. LIBOR + 1.05% (a).............     1.54%        10/25/34             417,462
                  JP Morgan Resecuritization Trust
          74,724     Series 2009-7, Class 11A1 (d) (h)............................     3.86%        09/27/36              74,319
         304,308     Series 2009-7, Class 17A1 (d) (h)............................     5.50%        07/27/37             302,508
                  JPMorgan Mortgage Trust
          10,393     Series 2004-S2, Class 5A1....................................     5.50%        12/25/19               9,984
          69,782     Series 2014-IVR3, Class 2A1 (d) (h)..........................     3.00%        09/25/44              70,747
       7,467,636     Series 2014-IVR6, Class B1 (d) (h)...........................     2.85%        07/25/44           7,433,707
       7,908,237     Series 2015-1, Class B2 (d) (h)..............................     2.97%        12/25/44           7,518,530
       1,691,799     Series 2015-3, Class A5 (h)..................................     3.50%        05/25/45           1,701,205
       1,189,904     Series 2016-1, Class A5 (h)..................................     3.50%        05/25/46           1,199,038


Page 38                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  JPMorgan Mortgage Trust (Continued)
$      1,198,171     Series 2016-3, Class 1A3 (h).................................     3.50%        10/25/46    $      1,215,489
      14,584,953     Series 2019-1, Class A11, 1 Mo. LIBOR + 0.95% (a) (h)........     1.44%        05/25/49          14,283,766
       4,157,203     Series 2019-2, Class A11, 1 Mo. LIBOR + 0.95% (a) (h)........     1.44%        08/25/49           4,167,110
       8,244,771     Series 2019-3, Class A11, 1 Mo. LIBOR + 0.95% (a) (h)........     1.44%        09/25/49           8,043,351
       6,187,395     Series 2019-5, Class A11, 1 Mo. LIBOR + 0.90% (a) (h)........     1.39%        11/25/49           6,051,298
       9,768,764     Series 2019-INV1, Class A11, 1 Mo. LIBOR +
                        0.95% (a) (h).............................................     1.44%        10/25/49           9,657,927
                  MASTR Alternative Loan Trust
           4,993     Series 2004-13, Class 8A1....................................     5.50%        01/25/25               4,956
                  MASTR Asset Securitization Trust
         164,189     Series 2003-11, Class 7A5....................................     5.25%        12/25/33             167,651
         226,784     Series 2003-12, Class 1A1....................................     5.25%        12/25/24             225,441
          33,598     Series 2003-12, Class 1A2....................................     5.25%        12/25/24              32,766
           9,885     Series 2004-1, Class 30PO, PO................................      (c)         02/25/34               8,059
          10,156     Series 2004-3, Class 1A3.....................................     5.25%        03/25/24              10,250
                  MASTR Seasoned Securitization Trust
          60,447     Series 2005-1, Class 3A1 (d).................................     4.19%        10/25/32              56,699
           2,423     Series 2005-2, Class 3A1.....................................     6.00%        11/25/17               2,427
                  MetLife Securitization Trust
       5,502,214     Series 2018-1A, Class A (h)..................................     3.75%        03/25/57           5,705,742
                  Morgan Stanley Mortgage Loan Trust
       2,627,469     Series 2005-6AR, Class 1M1, 1 Mo. LIBOR + 0.46% (a)..........     0.95%        11/25/35           2,616,716
                  New Residential Mortgage Loan Trust
         712,326     Series 2014-2A, Class A3 (h).................................     3.75%        05/25/54             731,641
       7,115,945     Series 2015-2A, Class B1 (h).................................     4.50%        08/25/55           7,300,382
       8,745,936     Series 2016-1A, Class A1 (h).................................     3.75%        03/25/56           8,964,745
       1,954,871     Series 2017-5A, Class A1, 1 Mo. LIBOR + 1.50% (a) (h)........     1.99%        06/25/57           1,916,618
                  Nomura Asset Acceptance Corp. Alternative Loan Trust
           4,055     Series 2004-AP3, Class A6....................................     5.29%        10/25/34               4,025
           4,353     Series 2005-WF1, Class 2A5, steps up to 5.66% after
                        Redemption Date (g).......................................     5.16%        03/25/35               4,545
                  Oaks Mortgage Trust
       9,446,559     Series 2015-2, Class A8 (h)..................................     3.50%        10/25/45           9,477,186
                  OBX Trust
       7,298,401     Series 2018-EXP1, Class 1A3 (h)..............................     4.00%        04/25/48           7,528,727
       2,102,845     Series 2018-EXP2, Class 1A1 (h)..............................     4.00%        07/25/58           2,132,316
                  Prime Mortgage Trust
          25,705     Series 2004-2, Class A2......................................     4.75%        11/25/19              27,192
          50,275     Series 2004-2, Class A6......................................     5.00%        11/25/19              53,145
                  Provident Funding Mortgage Trust
         470,391     Series 2019-1, Class A3 (h)..................................     3.00%        12/25/49             479,418
       7,611,031     Series 2019-1, Class A5 (h)..................................     3.00%        12/25/49           7,694,326
       2,017,373     Series 2020-1, Class A3 (h)..................................     3.00%        02/25/50           2,067,504
       9,551,337     Series 2020-1, Class A5 (h)..................................     3.00%        02/25/50           9,760,265
                  RBSSP Resecuritization Trust
         106,743     Series 2009-6, Class 9A4, 1 Mo. LIBOR + 0.45% (a) (h)........     1.40%        11/26/36             105,081
                  Residential Accredit Loans, Inc.
           3,397     Series 2003-QS20, Class CB...................................     5.00%        11/25/18               3,456
                  Residential Asset Securitization Trust
             103     Series 2004-A3, Class A4.....................................     5.25%        06/25/34                 103


                        See Notes to Financial Statements                Page 39


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Sequoia Mortgage Trust
$        201,014     Series 2000-4, Class A, 1 Mo. LIBOR + 0.72% (a)..............     1.64%        11/22/24    $        199,813
       1,642,382     Series 2017-3, Class A4 (h)..................................     3.50%        04/25/47           1,677,936
       2,372,584     Series 2018-CH2, Class A12 (h)...............................     4.00%        06/25/48           2,417,058
       2,295,430     Series 2018-CH3, Class A10 (h)...............................     4.50%        08/25/48           2,320,290
         324,727     Series 2018-CH3, Class A11 (h)...............................     4.00%        08/25/48             326,607
       1,277,131     Series 2018-CH4, Class A10 (h)...............................     4.50%        10/25/48           1,287,836
       9,026,383     Series 2020-1, Class A4 (h)..................................     3.50%        02/25/50           9,137,155
       2,780,936     Series 2020-1, Class A19 (h).................................     3.50%        02/25/50           2,803,025
                  Shellpoint Co-Originator Trust
       1,012,366     Series 2016-1, Class 1A10 (h)................................     3.50%        11/25/46           1,039,207
       1,404,300     Series 2017-1, Class A4 (h)..................................     3.50%        04/25/47           1,440,947
                  Structured Asset Securities Corp.
           2,217     Series 2004-4XS, Class A3A (j)...............................     5.15%        02/25/34               2,333
                  Structured Asset Securities Corp. Mortgage Loan Trust
          16,484     Series 2002-9, Class A2, 1 Mo. LIBOR + 0.60% (a).............     1.09%        10/25/27              16,339
                  Structured Asset Securities Corp. Mortgage Pass-Through
                     Certificates
          18,798     Series 2004-11XS, Class 1A6 (j)..............................     5.18%        06/25/34              18,932
                  WaMu Mortgage Pass-Through Certificates Trust
          26,341     Series 2003-S3, Class 3A1....................................     5.50%        05/25/33              27,959
          10,639     Series 2004-RS1, Class A11...................................     5.50%        11/25/33              11,065
                  Wells Fargo Mortgage Backed Securities Trust
           3,119     Series 2004-K, Class 2A12 (d)................................     4.98%        07/25/34               3,114
       9,572,207     Series 2019-1, Class A1 (h)..................................     4.00%        11/25/48           9,828,855
       4,795,847     Series 2019-1, Class A7 (h)..................................     4.00%        11/25/48           4,831,138
       1,711,780     Series 2019-3, Class A1 (h)..................................     3.50%        07/25/49           1,765,079
                  WinWater Mortgage Loan Trust
          48,662     Series 2014-1, Class A4 (h)..................................     3.50%        06/20/44              48,822
       1,248,003     Series 2015-2, Class A5 (h)..................................     3.00%        02/20/45           1,248,880
       4,017,706     Series 2015-3, Class A17 (h).................................     2.50%        03/20/45           4,024,334
       5,274,453     Series 2016-1, Class 1A18 (h)................................     3.50%        01/20/46           5,291,558
       4,860,562     Series 2016-1, Class B1 (d) (h)..............................     3.84%        01/20/46           4,868,258
                                                                                                                ----------------
                                                                                                                     245,958,767
                                                                                                                ----------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.1%
                  BAMLL Re-REMIC Trust
       2,852,000     Series 2016-FR13, Class A (d) (h)............................     1.60%         08/27/45          2,491,719
                  Sutherland Commercial Mortgage Trust
           9,520     Series 2019-SBC8, Class A (h)................................     2.86%         04/25/41              9,614
                  Wells Fargo Re-REMIC Trust
       6,000,000     Series 2013-FRR1, Class AK16, PO (h).........................      (c)          12/27/43          5,456,416
                                                                                                                ----------------
                                                                                                                       7,957,749
                                                                                                                ----------------
                  TOTAL MORTGAGE-BACKED SECURITIES............................................................       253,916,516
                  (Cost $ 255,205,701)                                                                          ----------------

ASSET-BACKED SECURITIES -- 1.4%
                  Aegis Asset Backed Securities Trust
       1,235,122     Series 2005-2, Class M2, 1 Mo. LIBOR + 0.44% (a).............     0.93%        06/25/35           1,211,908
                  CIT Home Equity Loan Trust
             928     Series 2003-1, Class A6 (j)..................................     4.56%        10/20/32                 927


Page 40                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
ASSET-BACKED SECURITIES (CONTINUED)
                  Citicorp Residential Mortgage Trust
$         25,489     Series 2007-2, Class A6 (j)..................................     5.02%        06/25/37    $         25,665
                  Citigroup Global Markets Mortgage Securities VII, Inc.
           1,864     Series 1998-AQ1, Class A6....................................     6.63%        06/25/28               1,870
                  Countrywide Asset-Backed Certificates
       5,482,793     Series 2005-9, Class M1, 1 Mo. LIBOR + 0.52% (a).............     1.01%        01/25/36           5,459,109
                  Credit-Based Asset Servicing & Securitization LLC
       5,045,345     Series 2007-MX1, Class A3, steps up to 6.33% after
                        Redemption Date (g) (h)...................................     5.83%        12/25/36           5,101,807
                  FBR Securitization Trust
       2,529,419     Series 2005-2, Class M2, 1 Mo. LIBOR + 0.75% (a).............     1.24%        09/25/35           2,482,886
                  FCI Funding LLC
      28,299,422     Series 2019-1A, Class A (h)..................................     3.63%        02/18/31          28,398,232
                  Fieldstone Mortgage Investment Trust
         943,448     Series 2005-3, Class 2A2, 1 Mo. LIBOR + 0.52% (a)............     1.01%        02/25/36             930,653
                  First Alliance Mortgage Loan Trust
          27,411     Series 1999-1, Class A1......................................     7.18%        06/20/30              27,203
                  Foursight Capital Automobile Receivables Trust
      13,000,000     Series 2020-1, Class A3 (h)..................................     2.05%        10/15/24          12,923,427
                  Fremont Home Loan Trust
       1,132,153     Series 2005-1, Class M4, 1 Mo. LIBOR + 1.02% (a).............     1.51%        06/25/35           1,131,087
                  GMACM Home Equity Loan Trust
          69,041     Series 2000-HE2, Class A1, 1 Mo. LIBOR + 0.44% (a)...........     2.84%        06/25/30              54,890
         119,419     Series 2004-HE1, Class A3, 1 Mo. LIBOR + 0.50% (a)...........     0.99%        06/25/34             116,499
                  Morgan Stanley Dean Witter Capital I, Inc. Trust
           5,331     Series 2003-NC2, Class M2, 1 Mo. LIBOR + 3.00% (a)...........     3.49%        02/25/33               5,125
                  New Century Home Equity Loan Trust
          15,882     Series 2003-5, Class AI7.....................................     5.05%        11/25/33              16,088
                  Park Place Securities, Inc. Asset-Backed Pass-Through
                    Certificates
       2,837,741     Series 2004-WCW2, Class M2, 1 Mo. LIBOR + 0.98% (a)..........     1.46%        10/25/34           2,816,015
                  Saxon Asset Securities Trust
           3,783     Series 2004-2, Class MV3, 1 Mo. LIBOR + 1.91% (a)............     2.39%        08/25/35               3,086
                  Towd Point Mortgage Trust
       2,090,000     Series 2015-1, Class A2 (h)..................................     3.25%        10/25/53           2,105,364
       1,333,671     Series 2015-2, Class 1A12 (h)................................     2.75%        11/25/60           1,340,241
         441,832     Series 2015-3, Class A4B (h).................................     3.50%        03/25/54             449,284
       1,377,947     Series 2015-4, Class A1B (h).................................     2.75%        04/25/55           1,385,440
       1,500,000     Series 2015-4, Class A2A (h).................................     3.50%        04/25/55           1,514,013
       1,247,810     Series 2015-5, Class A1B (h).................................     2.75%        05/25/55           1,249,657
         425,000     Series 2015-5, Class A2 (h)..................................     3.50%        05/25/55             435,526
       1,406,144     Series 2016-1, Class A1B (h).................................     2.75%        02/25/55           1,413,653
                                                                                                                ----------------
                  TOTAL ASSET-BACKED SECURITIES...............................................................        70,599,655
                  (Cost $70,782,925)                                                                            ----------------



     SHARES                                               DESCRIPTION                                                VALUE
----------------  --------------------------------------------------------------------------------------------  ----------------
EXCHANGE-TRADED FUNDS -- 0.0%
                  CAPITAL MARKETS -- 0.0%
          11,750  First Trust Long Duration Opportunities ETF (k).............................................           348,975
           1,700  iShares 3-7 Year Treasury Bond ETF..........................................................           226,678
                                                                                                                ----------------
                  TOTAL EXCHANGE-TRADED FUNDS.................................................................           575,653
                  (Cost $519,027)                                                                               ----------------


                        See Notes to Financial Statements                Page 41


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT BONDS AND NOTES -- 0.0%
$        200,000  U.S. Treasury Note..............................................     1.63%        06/30/20    $        200,506
                                                                                                                ----------------
                  TOTAL U.S. GOVERNMENT BONDS AND NOTES.......................................................           200,506
                  (Cost $199,393)                                                                               ----------------



     SHARES                                                 DESCRIPTION                                               VALUE
----------------  --------------------------------------------------------------------------------------------  ----------------
MONEY MARKET FUNDS -- 12.2%
     640,913,946  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio -
                     Institutional Class - 0.07% (l)..........................................................       640,913,946
                  (Cost $640,913,946)                                                                           ----------------

                  TOTAL INVESTMENTS -- 109.8%.................................................................     5,773,764,532
                  (Cost $5,647,453,693) (m)                                                                     ----------------



   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT -- (10.3)%
                  Federal National Mortgage Association
$    (81,000,000)    Pool TBA (i).................................................     4.50%        05/15/39         (87,340,781)
     (22,000,000)    Pool TBA (i).................................................     5.00%        05/15/41         (23,914,759)
     (35,000,000)    Pool TBA (i).................................................     2.00%        05/15/50         (35,698,632)
     (91,000,000)    Pool TBA.....................................................     2.50%        05/15/50         (94,792,851)
     (65,000,000)    Pool TBA.....................................................     3.00%        05/15/50         (68,623,242)
    (205,000,000)    Pool TBA (i).................................................     4.00%        06/15/50        (218,541,010)
                  Government National Mortgage Association
     (10,000,000)    Pool TBA (i).................................................     4.00%        05/20/44         (10,639,053)
                                                                                                                ----------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT..........................      (539,550,328)
                  (Proceeds $538,916,836)                                                                       ----------------

                  NET OTHER ASSETS AND LIABILITIES -- 0.5%....................................................        24,040,327
                                                                                                                ----------------
                  NET ASSETS -- 100.0%........................................................................  $  5,258,254,531
                                                                                                                ================


FUTURES CONTRACTS AT APRIL 30, 2020 (See Note 2D - Futures Contracts in the
Notes to Financial Statements):


                                                                                                                   UNREALIZED
                                                                                                                  APPRECIATION
                                                                      NUMBER OF   EXPIRATION      NOTIONAL      (DEPRECIATION)/
                  FUTURES CONTRACTS                      POSITION     CONTRACTS      DATE           VALUE            VALUE
------------------------------------------------------  -----------  -----------  -----------  ---------------  ----------------
U.S. Treasury Ultra Bond Futures                           Long            40      Jun-2020    $     8,991,250  $        (11,050)
U.S. 5-Year Treasury Notes                                 Short        4,231      Jun-2020       (530,924,391)       (2,335,726)
U.S. 10-Year Treasury Notes                                Short        2,210      Jun-2020       (307,328,125)      (12,211,321)
U.S. 10-Year Ultra Treasury Notes                          Short          830      Jun-2020       (130,335,937)       (8,287,963)
U.S. Treasury Long Bond Futures                            Short        1,147      Jun-2020       (207,642,844)      (16,483,566)
                                                                                               ---------------  ----------------
                                                                                               $(1,167,240,047) $    (39,329,626)
                                                                                               ===============  ================


-----------------------------

(a)   Floating or variable rate security.

(b)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund's advisor (the "Advisor").

(c)   Zero coupon security.

(d)   Collateral Strip Rate bond. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(e)   Inverse floating rate security.

Page 42                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)

(f)   Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

(g)   Step-up security. A security where the coupon increases or steps up at a predetermined date.

(h)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2020, securities noted as such amounted to $339,219,572 or 6.5% of net assets.

(i)   All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2I- Mortgage Dollar Rolls and TBA Transactions in the
      Notes to Financial Statements).

(j)   Step security. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.

(k)   Investment in an affiliated fund.

(l)   Rate shown reflects yield as of April 30, 2020.

(m)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $166,315,382 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $79,967,661. The net unrealized appreciation was $86,347,721. The amounts presented are inclusive of investments sold short and derivative contracts.

IO    - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

LIBOR - London Interbank Offered Rate

PO    - Principal-Only Security

STRIPS - Separate Trading of Registered Interest and Principal of Securities

TBA   - To-Be-Announced Security

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                          ASSETS TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2020           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
U.S. Government Agency Mortgage-Backed Securities.....  $ 4,807,558,256    $            --    $ 4,807,558,256    $            --
Mortgage-Backed Securities............................      253,916,516                 --        253,916,516                 --
Asset-Backed Securities...............................       70,599,655                 --         70,599,655                 --
Exchange-Traded Funds*................................          575,653            575,653                 --                 --
U.S. Government Bonds and Notes.......................          200,506                 --            200,506                 --
Money Market Funds....................................      640,913,946        640,913,946                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total Investments.....................................  $ 5,773,764,532    $   641,489,599    $ 5,132,274,933    $            --
                                                        ===============    ===============    ===============    ===============

                                                       LIABILITIES TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2020           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
U.S. Government Agency Mortgage-Backed
   Securities Sold Short..............................  $  (539,550,328)   $            --    $  (539,550,328)   $            --
Futures Contracts**...................................      (39,329,626)       (39,329,626)                --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total.................................................  $  (578,879,954)   $   (39,329,626)   $  (539,550,328)   $            --
                                                        ===============    ===============    ===============    ===============


* See Portfolio of Investments for industry breakout.

** Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statement of Assets and Liabilities.

                        See Notes to Financial Statements                Page 43


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2020 (UNAUDITED)


ASSETS:
Investments, at value - Unaffiliated......................................   $5,773,415,557
Investments, at value - Affiliated........................................          348,975
                                                                             --------------
Total investments, at value...............................................    5,773,764,532
Cash......................................................................        5,850,000
Cash segregated as collateral for open futures contracts..................       18,982,915
Receivables:
   Investment securities sold.............................................    1,788,113,959
   Capital shares sold....................................................       33,516,578
   Interest...............................................................       17,444,959
   Dividends..............................................................          113,010
                                                                             --------------
   Total Assets...........................................................    7,637,785,953
                                                                             --------------
LIABILITIES:
Investments sold short, at value (proceeds $538,916,836)..................      539,550,328
Payables:
   Investment securities purchased........................................    1,837,055,735
   Investment advisory fees...............................................        2,739,642
   Variation margin.......................................................          185,717
                                                                             --------------
   Total Liabilities......................................................    2,379,531,422
                                                                             --------------
NET ASSETS................................................................   $5,258,254,531
                                                                             ==============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................   $5,265,201,550
Par value.................................................................        1,020,000
Accumulated distributable earnings (loss).................................       (7,967,019)
                                                                             --------------
NET ASSETS................................................................   $5,258,254,531
                                                                             ==============
NET ASSET VALUE, per share................................................   $        51.55
                                                                             ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share).............................................      102,000,002
                                                                             ==============
Investments, at cost - Unaffiliated.......................................   $5,647,148,500
                                                                             ==============
Investments, at cost - Affiliated.........................................   $      305,193
                                                                             ==============
Total investments, at cost................................................   $5,647,453,693
                                                                             ==============


Page 44                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED)


INVESTMENT INCOME:
Interest..................................................................   $   58,670,355
Dividends - Unaffiliated..................................................        1,774,118
Dividends - Affiliated....................................................            9,227
                                                                             --------------
   Total investment income................................................       60,453,700
                                                                             --------------
EXPENSES:
Investment advisory fees..................................................       14,482,314
                                                                             --------------
   Total expenses.........................................................       14,482,314
                                                                             --------------
NET INVESTMENT INCOME (LOSS)..............................................       45,971,386
                                                                             --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Unaffiliated.............................................      (23,129,315)
   Investments - Affiliated...............................................               --
   Investments sold short.................................................       (5,511,016)
   Futures contracts......................................................      (27,847,460)
   Purchased options contracts............................................         (350,534)
   Written options contracts..............................................        1,597,523
                                                                             --------------
Net realized gain (loss)..................................................      (55,240,802)
                                                                             --------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Unaffiliated.............................................       65,932,286
   Investments - Affiliated...............................................           22,677
   Investments sold short.................................................         (338,935)
   Futures contracts......................................................      (41,832,067)
   Purchased options contracts............................................          (29,558)
   Written options contracts..............................................               --
                                                                             --------------
Net change in unrealized appreciation (depreciation)......................       23,754,403
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................      (31,486,399)
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................   $   14,484,987
                                                                             ==============


                        See Notes to Financial Statements                Page 45


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SIX MONTHS
                                                                                 ENDED               YEAR
                                                                               4/30/2020            ENDED
                                                                              (UNAUDITED)         10/31/2019
                                                                             --------------     --------------
OPERATIONS:
Net investment income (loss)..............................................   $   45,971,386     $   65,051,358
Net realized gain (loss)..................................................      (55,240,802)       (28,220,321)
Net change in unrealized appreciation (depreciation)......................       23,754,403         87,648,689
                                                                             --------------     --------------
Net increase (decrease) in net assets resulting from operations...........       14,484,987        124,479,726
                                                                             --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................................      (52,065,001)       (67,215,845)
Return of capital.........................................................               --         (4,340,158)
                                                                             --------------     --------------
Total distributions to shareholders.......................................      (52,065,001)       (71,556,003)
                                                                             --------------     --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................    1,609,091,961      1,983,467,078
Cost of shares redeemed...................................................      (78,726,418)                --
                                                                             --------------     --------------
Net increase (decrease) in net assets resulting from
   shareholder transactions...............................................    1,530,365,543      1,983,467,078
                                                                             --------------     --------------
Total increase (decrease) in net assets...................................    1,492,785,529      2,036,390,801

NET ASSETS:
Beginning of period.......................................................    3,765,469,002      1,729,078,201
                                                                             --------------     --------------
End of period.............................................................   $5,258,254,531     $3,765,469,002
                                                                             ==============     ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................       72,600,002         34,050,002
Shares sold...............................................................       30,950,000         38,550,000
Shares redeemed...........................................................       (1,550,000)                --
                                                                             --------------     --------------
Shares outstanding, end of period.........................................      102,000,002         72,600,002
                                                                             ==============     ==============


Page 46                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           SIX MONTHS
                                             ENDED                        YEAR ENDED OCTOBER 31,                         PERIOD
                                           4/30/2020     ---------------------------------------------------------       ENDED
                                          (UNAUDITED)        2019           2018           2017           2016       10/31/2015 (a)
                                          ------------   ------------   ------------   ------------   ------------   --------------
Net asset value, beginning of period.....  $    51.87     $    50.78     $    51.76     $    52.54     $    50.32       $  50.00
                                           ----------     ----------     ----------     ----------     ----------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............        0.56           1.24           1.17           1.13           1.31           1.23 (b)
Net realized and unrealized gain (loss)..       (0.28)          1.21          (0.74)         (0.50)          2.41           0.55
                                           ----------     ----------     ----------     ----------     ----------       --------
Total from investment operations....             0.28           2.45           0.43           0.63           3.72           1.78
                                           ----------     ----------     ----------     ----------     ----------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income....................       (0.60)         (1.23)         (1.13)         (1.14)         (1.50)         (1.46)
Net realized gain........................          --          (0.05)         (0.28)         (0.02)            --             --
Return of capital........................          --          (0.08)            --          (0.25)            --             --
                                           ----------     ----------     ----------     ----------     ----------       --------
Total distributions......................       (0.60)         (1.36)         (1.41)         (1.41)         (1.50)         (1.46)
                                           ----------     ----------     ----------     ----------     ----------       --------
Net asset value, end of period...........  $    51.55     $    51.87     $    50.78     $    51.76     $    52.54       $  50.32
                                           ==========     ==========     ==========     ==========     ==========       ========
TOTAL RETURN (c).........................        0.56%          4.88%          0.84%          1.22%          7.49%          3.62%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....  $5,258,255     $3,765,469     $1,729,078     $  846,322     $  270,586       $ 10,065
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets (d)........................        0.65% (e)      0.65%          0.65%          0.65%          0.65%          0.65%(e)
Ratio of net investment income (loss) to
   average net assets....................        2.06% (e)      2.41%          2.32%          2.20%          2.06%          2.55%(e)
Portfolio turnover rate (f)..............         238% (g)       373% (g)       331% (g)       190% (g)        92%           157%


(a)   Inception date is November 4, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Based on average shares outstanding.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(e)   Annualized.

(f)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(g)   The portfolio turnover rate not including mortgage dollar rolls was 141%
      for the six months ended April 30, 2020, and 246%, 117% and 97% for the years ended October 31, 2019, 2018 and 2017, respectively.

                        See Notes to Financial Statements                Page 47


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2020 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds that are offering shares. This report covers the First Trust Low Duration Opportunities ETF (the "Fund"), a
non-diversified series of the Trust, which trades under the ticker "LMBS" on The
Nasdaq Stock Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation
Unit." Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is an actively managed exchange-traded fund ("ETF"). The Fund's primary investment objective is to generate current income. The Fund's secondary investment objective is to provide capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 60% of its net assets (including investment borrowings) in mortgage-related debt securities and other mortgage-related instruments
(collectively, "Mortgage-Related Investments"). The Fund normally expects to invest in Mortgage-Related Investments tied to residential and commercial mortgages. Mortgage-Related Investments include residential mortgage-backed securities, commercial mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations and real estate mortgage investment conduits. The Fund may also invest in investment companies, including
ETFs, that invest primarily in Mortgage-Related Investments. The Fund will limit its investments in Mortgage- Related Investments that are not issued or guaranteed by Government Entities(1) to 20% of its net assets (including investment borrowings). The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor").
The Fund may also invest in to-be-announced transactions ("TBA Transactions").
Further, the Fund may enter into short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security; however, the Fund does not expect, under normal market conditions, to engage in short sales with respect to more than 30% of the value of its net assets (including investment borrowings). Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets (including investment borrowings) in securities of any credit quality, including securities that are below investment grade, which are also known as high yield securities, or commonly referred to as "junk" bonds, or unrated securities that have not been judged by the Advisor to be of comparable quality to rated investment grade securities. In the case of a split rating between one or more of the nationally recognized statistical rating organizations, the Fund will consider the highest rating. The Fund targets an estimated effective duration of three years or less.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB")
Accounting Standards Codification Topic 946, "Financial Services-Investment
Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S.
GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee, in

-----------------------------
(1)   "Government Entities" means the U.S. government, its agencies and instrumentalities, and U.S. government-sponsored entities.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2020 (UNAUDITED)

accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the
Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be

                                                                         Page 49


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2020 (UNAUDITED)

the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the issuer;

            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the issuer;

            5)    the credit quality and cash flow of the issuer, based on the
                  Advisor's or external analysis;

            6)    the information as to any transactions in or offers for the security;

            7)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

            9)    the quality, value and salability of collateral, if any,
                  securing the security;

           10)    the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt
                  only);

           11)    the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

           12)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2020, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

In July 2017, the Financial Conduct Authority ("FCA") announced that it will no longer persuade or compel banks to submit rates for the calculations of the
London Interbank Offered Rates ("LIBOR") after 2021. Further, the FCA has subsequently stated, as recently as March 2020, that the central assumption continues to be that firms should not rely on LIBOR being published after the end of 2021.

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2020 (UNAUDITED)

The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2020, the Fund had no when-issued or delayed-delivery securities. At April 30, 2020, the Fund held $833,851,405 of forward purchase commitments.

C. SHORT SALES

Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities.
Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

D. FUTURES CONTRACTS

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against or gain exposure to changes in interest rates
(interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the
Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in "Net realized gain (loss) on futures contracts" on the
Statement of Operations.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures contracts" on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin" receivable or payable on the Statement of Assets and Liabilities. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

E. OPTIONS CONTRACTS

The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts and exchange-listed
U.S. Treasury futures contracts. The Fund may also invest up to 20% of its net assets in over-the-counter derivatives. The Fund uses derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.

The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price prior to the

                                                                         Page 51


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2020 (UNAUDITED)

expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. When the
Fund writes (sells) an option, an amount equal to the premium received by the
Fund is included in "Options contracts written, at value" on the Statement of
Assets and Liabilities. When the Fund purchases (buys) an option, the premium paid represents the cost of the option, which is included in "Premiums paid on options contracts purchased" on the Statement of Assets and Liabilities. Options
are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire. Realized gains and losses on written options are included in "Net realized gain (loss) on written options contracts" on the Statement of Operations. Realized gains and losses on purchased options are included in "Net realized gain (loss) on purchased options contracts" on the Statement of Operations.

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The
Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.

F. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

G. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value.
Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a
PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

H. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2020 (UNAUDITED)

stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of
Investments.

I. MORTGAGE DOLLAR ROLLS AND TBA TRANSACTIONS

The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's investment advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell)
substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchase and sales in the
Fund. The Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA
Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.

J. AFFILIATED TRANSACTIONS

The Fund invests in securities of affiliated funds. Dividend income and realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts related to these investments at April 30, 2020 and for the six months then ended are as follows:


                                                                          CHANGES IN
                                                                          UNREALIZED    REALIZED
                           SHARES AT   VALUE AT                          APPRECIATION     GAIN     VALUE AT   DIVIDEND
      SECURITY NAME        4/30/2020  10/31/2019  PURCHASES    SALES    (DEPRECIATION)   (LOSS)    4/30/2020   INCOME
-----------------------------------------------------------------------------------------------------------------------
First Trust Long Duration
   Opportunities ETF          11,750  $  326,298  $      --  $      --  $       22,677  $      --  $ 348,975  $   9,227
                                      =================================================================================


K. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31,
2019 was as follows:

Distributions paid from:
Ordinary income.................................   $   69,256,766
Capital gains...................................        1,877,704
Return of capital...............................        4,340,158

As of October 31, 2019, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................   $           --
Accumulated capital and other gain (loss).......      (30,998,224)
Net unrealized appreciation (depreciation)......       60,611,219

                                                                         Page 53

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2020 (UNAUDITED)

L. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2016,
2017, 2018, and 2019 remain open to federal and state audit. As of April 30,
2020, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2019, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $30,998,224.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2019, the Fund had no net late year ordinary or capital losses.

M. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

N. NEW ACCOUNTING PRONOUNCEMENT

On March 30, 2017, the FASB issued Accounting Standards Update ("ASU") 2017-08
"Premium Amortization on Purchased Callable Debt Securities", which amends the amortization period for certain purchased callable debt securities held at a premium by shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security's maturity date. The ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. ASU 2017-08 was adopted for these financial statements and did not have a material impact.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets. In addition, the
Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund's total annual operating expenses.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2020 (UNAUDITED)

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases of U.S. Government securities and non-U.S. Government securities, excluding investments sold short and short-term investments, for the six months ended April 30, 2020, were $7,207,770,555 and $432,144,522, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding investments sold short and short-term investments, for the six months ended April 30, 2020, were
$5,438,743,356 and $638,716,310, respectively. The cost of purchases to cover investments sold short and the proceeds of investments sold short were
$5,665,319,219 and $5,856,517,266, respectively.

For the six months ended April 30, 2020, the Fund had no in-kind transactions.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Fund at April
30, 2020, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.


                                      ASSET DERIVATIVES                        LIABILITY DERIVATIVES
                          -----------------------------------------   ---------------------------------------
DERIVATIVE    RISK          STATEMENT OF ASSETS AND                    STATEMENT OF ASSETS AND
INSTRUMENTS   EXPOSURE        LIABILITIES LOCATION         VALUE         LIABILITIES LOCATION        VALUE
-----------   ---------   ----------------------------  -----------   --------------------------  -----------
Futures        Interest   Unrealized appreciation on                  Unrealized depreciation on
               rate risk  futures contracts*            $        --   futures contracts*          $39,329,626


* Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2020, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


STATEMENT OF OPERATIONS LOCATION                              INTEREST RATE RISK
----------------------------------------------------------------------------------
Net realized gain (loss) on:
Futures contracts                                               $  (27,847,460)
Purchased options contracts                                           (350,534)
Written options contracts                                            1,597,523
Net change in unrealized appreciation (depreciation) on:
Futures contracts                                                  (41,832,067)
Purchased options contracts                                            (29,558)
Written options contracts                                                   --


For the six months ended April 30, 2020, the notional value of futures contracts opened and closed were $3,604,247,990 and $2,845,460,908, respectively.

                                                                         Page 55


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2020 (UNAUDITED)

During the six months ended April 30, 2020, the premiums for purchased options contracts opened were $441,961 and the premiums for purchased options contracts closed, exercised and expired were $480,840.

During the six months ended April 30, 2020, the premiums for written options contracts opened were $3,010,388 and the premiums for written options contracts closed, exercised and expired were $3,010,388.

The Fund does not have the right to offset financial assets and financial liabilities related to futures and options contracts on the Statement of Assets and Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker dealers or large institutional investors that have entered into a participation agreement (an
"Authorized Participant"). Due to the nature of the Fund's investments, the
Fund's Creation Units are generally issued and redeemed for cash, although
Creation Units may be issued in-kind for securities in which the Fund invests in limited circumstances. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation
Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may increase or decrease with changes in the Fund's portfolio. The price for each Creation Unit will equal the daily
NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When Creation Units are issued for cash, the Authorized Participant may also be assessed an amount to cover the cost of purchasing portfolio securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The
Redemption Transaction Fee may increase or decrease with changes in the Fund's portfolio. When shares are redeemed for cash, the Authorized Participant may also be assessed an amount to cover other costs, including operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to portfolio securities sold in connection with the redemption.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2021.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events, requiring recognition or disclosure in the financial statements that have not already been disclosed.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2020 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price

                                                                         Page 57


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2020 (UNAUDITED)

greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's
Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2020 (UNAUDITED)

of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                                                                         Page 59


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

FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]

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First Trust Exchange-Traded Fund IV
First Trust SSI Strategic Convertible Securities ETF (FCVT)

Semi-Annual Report
For the Six Months Ended
April 30, 2020

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Semi-Annual Report
April 30, 2020
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or SSI Investment Management LLC (“SSI” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (First Trust SSI Strategic Convertible Securities ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust SSI Strategic Convertible Securities ETF (FCVT)
Semi-Annual Letter from the Chairman and CEO
April 30, 2020
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust SSI Strategic Convertible Securities ETF (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2020.
Just one month ago, I noted in a letter to shareholders that a handful of states were set to open some “nonessential” businesses by early May. As of May 20, 2020, I am pleased to report that all 50 states and U.S. territories have eased some restrictions on businesses and social activity. Keep in mind, however, that the plan does entail governors phasing in the opening of businesses in the coming weeks or potentially months, so I see this news as essentially marking the beginning of the rebuilding process for the U.S. economy. We all need to be aware as well of the possibility of an uptick or even surge in the coronavirus (“COVID-19”) infections as more people venture out of their homes. Prior to the last couple of weeks or so, the stay-at-home mandate severely restricted the movements of close to 315 million Americans, according to The Washington Post. To put this further into perspective, because so many stores have been closed and so many people have been hunkering down at home, retail-store traffic in the U.S. plunged 91.2% year-over-year for the week ended May 16, 2020, according to Bloomberg. Truly amazing!
In this COVID-19 pandemic, there appears to be a notable disconnect between the state of the U.S. economy, which is expected to go from bad to downright terrible between the first quarter and second quarter of the year, and the performance of the stock market, which has been much better than expected. While the data and commentary in this report are technically supposed to run through April 30, 2020, I feel compelled to offer insight that is as up to date as possible. The 2020 peak in the stock market, as measured by the S&P 500® Index (the “Index”), occurred on February 19. That day also marked the all-time high for the Index. From February 19, 2020, through March 23, 2020, the Index declined by 33.92% on a price-only basis (no dividends included), according to Bloomberg. We should note that the Index slid into bear market territory on March 12, 2020. A bear market is defined by a 20% or greater decline in price from its most recent peak. That took just 16 trading days, the quickest plunge into a bear market ever. From March 23, 2020 through May 20, 2020, the Index staged an impressive rebound, posting a price-only gain of 32.82%, according to Bloomberg. As of May 20, 2020, the Index stood just 12.24% below its all-time high set on February 19, 2020. But the game, as they say, is not over. Even though stocks have rebounded significantly from their March lows, 68% of the money managers that participated in the most recent Bank of America global fund manager survey believe that stocks are still in a bear market, according to MarketWatch. What are they likely concerned about? In addition to a dismal economic outlook for the near-term, research from Bespoke Investment Group, an independent research firm, indicates that there have been 25 bear markets since 1928 and 60% of the time the Index declined a second time during the bear market and went on to establish a new low for the period.
With respect to the state of the economy, the Congressional Budget Office announced on May 19, 2020, that it sees real U.S. gross domestic product (“GDP”) declining by an annualized 38% in the second quarter of 2020, reportedly in line with Wall Street economists, according to CNBC. Some estimates are more dire. The GDP estimate from the Atlanta Federal Reserve calls for a 42% plunge. These numbers are so large in scope they are mind-boggling. The Bureau of Economic Analysis is scheduled to release its GDP report on July 30, 2020. Until then, we may continue to have a disconnect between the economy and the markets. Let us hope it is as positive as the one we are currently enjoying.
The U.S. government shut down huge chunks of our economy in order to protect lives and prevent our health care system from being overwhelmed by COVID-19 patients. Our economic woes, in other words, are man-made. The remedies to this pandemic will also likely be man-made. They could come in the form of therapeutics and/or a vaccine. Perhaps more than one vaccine. At this stage of the pandemic fight, we have one message for investors: Stay the course!
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
The First Trust SSI Strategic Convertible Securities ETF (the “Fund”) is an actively managed exchange-traded fund that seeks total return by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in a portfolio of U.S. and non-U.S. convertible securities. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol “FCVT.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 4/30/20	1 Year Ended 4/30/20	Inception (11/3/15) to 4/30/20	Inception (11/3/15) to 4/30/20
Fund Performance
NAV	1.96%	4.09%	7.64%	39.18%
Market Price	2.70%	4.45%	7.74%	39.73%
Index Performance
ICE BofA All US Convertible Index	1.44%	4.38%	8.30%	43.02%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT) (Continued)
Sector Allocation	% of Total Investments
Information Technology	37.3%
Health Care	20.8
Consumer Discretionary	11.8
Communication Services	9.0
Financials	6.4
Utilities	5.9
Industrials	5.3
Real Estate	1.8
Materials	1.1
Energy	0.6
Total	100.0%
Top Ten Holdings	% of Total Investments
Wells Fargo & Co., Series L	2.9%
Bank of America Corp., Series L	2.5
Tesla, Inc., 5/15/24	2.3
DexCom, Inc., 12/01/23	2.2
Broadcom, Inc., Series A, 9/30/22	2.1
Akamai Technologies, Inc., 5/01/25	1.9
Tesla, Inc., 3/15/22	1.9
Microchip Technology, Inc., 2/15/27	1.7
Lumentum Holdings, Inc., 12/15/26	1.6
Coupa Software, Inc., 6/15/25	1.5
Total	20.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through April 30, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 4, 2015 (commencement of trading) through April 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
11/4/15 – 10/31/16	77	60	12	16
11/1/16 – 10/31/17	149	47	3	2
11/1/17 – 10/31/18	184	31	1	0
11/1/18 – 10/31/19	61	5	0	0
11/1/19 – 4/30/20	41	4	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
11/4/15 – 10/31/16	59	16	7	3
11/1/16 – 10/31/17	44	7	0	0
11/1/17 – 10/31/18	34	2	0	0
11/1/18 – 10/31/19	173	10	1	1
11/1/19 – 4/30/20	49	17	4	9

Portfolio Management
First Trust SSI Strategic Convertible Securities ETF (FCVT)
Semi-Annual Report
April 30, 2020 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust SSI Strategic Convertible Securities ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
SSI Investment Management LLC
SSI Investment Management LLC (“SSI” or the “Sub-Advisor”) is the sub-advisor to the Fund and is a registered investment advisor based in Los Angeles, California. SSI is an innovative investment management firm specializing in alternative investment solutions utilizing convertible assets, equity securities and hedging strategies.
Portfolio Management Team
George M. Douglas – CFA, Chief Investment Officer, Principal of SSI
Ravi Malik – CFA, Portfolio Manager, Principal of SSI
Michael J. Opre – CFA, Portfolio Manager of SSI
Florian Eitner – CFA, Portfolio Manager of SSI
Stephen R. Wachtel – Portfolio Manager of SSI

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Understanding Your Fund Expenses
April 30, 2020 (Unaudited)
As a shareholder of the First Trust SSI Strategic Convertible Securities ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2020.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
Actual	$1,000.00	$1,019.60	0.96%	$4.82
Hypothetical (5% return before expenses)	$1,000.00	$1,020.09	0.96%	$4.82

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2019 through April 30, 2020), multiplied by 182/366 (to reflect the six-month period).

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments
April 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS – 78.0%
	Airlines – 1.0%
$595,000	Copa Holdings S.A. (a)	4.50%	04/15/25	$605,682
850,000	Southwest Airlines Co.	1.25%	05/01/25	942,363
				1,548,045
	Automobiles – 5.0%
300,000	Tesla, Inc.	1.25%	03/01/21	662,967
1,330,000	Tesla, Inc.	2.00%	05/15/24	3,450,751
1,185,000	Tesla, Inc.	2.38%	03/15/22	2,905,917
760,000	Winnebago Industries, Inc. (a)	1.50%	04/01/25	720,556
				7,740,191
	Biotechnology – 5.9%
1,325,000	BioMarin Pharmaceutical, Inc.	0.60%	08/01/24	1,424,204
715,000	Bridgebio Pharma, Inc. (a)	2.50%	03/15/27	698,466
1,475,000	Exact Sciences Corp.	0.38%	03/15/27	1,439,033
700,000	Halozyme Therapeutics, Inc. (a)	1.25%	12/01/24	804,746
590,000	Insmed, Inc.	1.75%	01/15/25	556,812
878,000	Intercept Pharmaceuticals, Inc.	2.00%	05/15/26	902,163
750,000	Ionis Pharmaceuticals, Inc. (a)	0.13%	12/15/24	720,184
420,000	Neurocrine Biosciences, Inc.	2.25%	05/15/24	590,580
1,050,000	PTC Therapeutics, Inc. (a)	1.50%	09/15/26	1,270,420
436,000	Sarepta Therapeutics, Inc.	1.50%	11/15/24	769,976
				9,176,584
	Communications Equipment – 2.3%
2,250,000	Lumentum Holdings, Inc., Series QIB (a)	0.50%	12/15/26	2,386,936
1,050,000	Viavi Solutions, Inc.	1.00%	03/01/24	1,181,906
				3,568,842
	Diversified Consumer Services – 0.9%
1,275,000	Chegg, Inc.	0.13%	03/15/25	1,344,038
	Diversified Financial Services – 0.5%
900,000	AXA S.A. (a)	7.25%	05/15/21	792,562
	Diversified Telecommunication Services – 0.2%
7,300	CenterPoint Energy, Inc.	4.57%	09/15/29	386,024
	Electronic Equipment, Instruments & Components – 1.9%
725,000	II-VI, Inc.	0.25%	09/01/22	717,569
830,000	Insight Enterprises, Inc. (a)	0.75%	02/15/25	835,104
650,000	OSI Systems, Inc.	1.25%	09/01/22	626,057
775,000	Vishay Intertechnology, Inc.	2.25%	06/15/25	716,167
				2,894,897
	Entertainment – 2.6%
575,000	Liberty Media Corp. - Liberty Formula One	1.00%	01/30/23	611,706
875,000	Live Nation Entertainment, Inc.	2.50%	03/15/23	837,900
1,050,000	Sea Ltd. (a)	1.00%	12/01/24	1,354,791
1,075,000	Zynga, Inc. (a)	0.25%	06/01/24	1,199,297
				4,003,694
	Equity Real Estate Investment Trusts – 0.5%
605,000	IH Merger Sub LLC	3.50%	01/15/22	701,044
	Health Care Equipment & Supplies – 5.9%
885,000	CONMED Corp.	2.63%	02/01/24	939,759

See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Health Care Equipment & Supplies (Continued)
$1,600,000	DexCom, Inc.	0.75%	12/01/23	$3,374,274
325,000	Insulet Corp.	1.38%	11/15/24	707,744
1,975,000	Insulet Corp. (a)	0.38%	09/01/26	2,225,578
1,040,000	Integra LifeSciences Holdings Corp. (a)	0.50%	08/15/25	982,050
1,022,000	NuVasive, Inc. (a)	0.38%	03/15/25	944,737
				9,174,142
	Health Care Providers & Services – 0.6%
230,000	Anthem, Inc.	2.75%	10/15/42	900,588
	Health Care Technology – 0.9%
465,000	Teladoc Health, Inc.	1.38%	05/15/25	1,438,271
	Hotels, Restaurants & Leisure – 0.8%
755,000	Carnival Corp. (a)	5.75%	04/01/23	1,274,870
	Interactive Media & Services – 4.1%
1,990,000	IAC FinanceCo 2, Inc. (a)	0.88%	06/15/26	2,043,481
410,000	IAC FinanceCo., Inc. (a)	0.88%	10/01/22	632,938
1,180,000	Snap, Inc. (a)	0.75%	08/01/26	1,225,123
1,200,000	Twitter, Inc.	0.25%	06/15/24	1,121,743
1,155,000	Zillow Group, Inc. (a)	0.75%	09/01/24	1,353,544
				6,376,829
	Internet & Direct Marketing Retail – 3.2%
860,000	Booking Holdings, Inc.	0.35%	06/15/20	981,109
1,330,000	Booking Holdings, Inc. (a)	0.75%	05/01/25	1,507,290
505,000	Etsy, Inc. (a)	0.13%	10/01/26	514,205
285,000	Pinduoduo, Inc. (a)	(b)	10/01/24	361,555
1,310,000	Wayfair, Inc.	1.13%	11/01/24	1,613,756
				4,977,915
	IT Services – 6.4%
2,445,000	Akamai Technologies, Inc.	0.13%	05/01/25	2,913,748
650,000	KBR Inc.	2.50%	11/01/23	689,406
1,135,000	MongoDB, Inc. (a)	0.25%	01/15/26	1,190,818
1,715,000	Okta, Inc. (a)	0.13%	09/01/25	1,819,264
280,000	Perficient, Inc.	2.38%	09/15/23	313,425
680,000	Sabre GLBL, Inc. (a)	4.00%	04/15/25	809,447
1,375,000	Square, Inc.	0.50%	05/15/23	1,548,594
340,000	Twilio, Inc.	0.25%	06/01/23	565,776
				9,850,478
	Life Sciences Tools & Services – 1.8%
720,000	Illumina, Inc.	(b)	08/15/23	742,926
665,000	Illumina, Inc.	0.50%	06/15/21	894,668
925,000	Repligen Corp.	0.38%	07/15/24	1,103,687
				2,741,281
	Machinery – 0.7%
1,060,000	Meritor, Inc.	3.25%	10/15/37	1,020,250
	Media – 3.5%
2,425,000	DISH Network Corp.	3.38%	08/15/26	1,971,768
1,275,000	GCI Liberty, Inc. (a)	1.75%	09/30/46	1,763,554
710,000	Liberty Media Corp. (a)	2.75%	12/01/49	665,240
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Media (Continued)
$900,000	Liberty Media Corp.	1.38%	10/15/23	$942,764
				5,343,326
	Metals & Mining – 0.6%
780,000	SSR Mining, Inc.	2.50%	04/01/39	955,500
	Oil, Gas & Consumable Fuels – 0.6%
1,000,000	TOTAL S.A., Series FP (c)	0.50%	12/02/22	968,705
	Pharmaceuticals – 0.7%
850,000	Horizon Pharma Investment Ltd.	2.50%	03/15/22	1,120,406
	Professional Services – 0.9%
1,050,000	FTI Consulting, Inc.	2.00%	08/15/23	1,455,664
	Semiconductors & Semiconductor Equipment – 9.0%
235,000	Advanced Micro Devices, Inc.	2.13%	09/01/26	1,540,374
660,000	Cree, Inc. (a)	1.75%	05/01/26	755,293
1,700,000	Inphi Corp. (a)	0.75%	04/15/25	1,797,546
970,000	Microchip Technology, Inc.	1.63%	02/15/25	1,772,250
2,090,000	Microchip Technology, Inc.	1.63%	02/15/27	2,617,056
205,000	Micron Technology, Inc., Series D	3.13%	05/01/32	985,758
95,000	Novellus Systems, Inc.	2.63%	05/15/41	759,043
1,005,000	ON Semiconductor Corp.	1.63%	10/15/23	1,097,717
275,000	Silicon Laboratories, Inc.	1.38%	03/01/22	331,147
1,035,000	Synaptics, Inc.	0.50%	06/15/22	1,134,901
530,000	Teradyne, Inc.	1.25%	12/15/23	1,082,008
				13,873,093
	Software – 15.2%
710,000	Alteryx, Inc. (a)	0.50%	08/01/24	678,741
760,000	Atlassian, Inc.	0.63%	05/01/23	1,477,181
740,000	Blackline, Inc. (a)	0.13%	08/01/24	788,467
1,805,000	Coupa Software, Inc. (a)	0.13%	06/15/25	2,304,162
850,000	DocuSign, Inc.	0.50%	09/15/23	1,328,635
1,050,000	Envestnet, Inc.	1.75%	06/01/23	1,172,063
1,000,000	Everbridge, Inc. (a)	0.13%	12/15/24	1,183,845
1,145,000	j2 Global, Inc. (a)	1.75%	11/01/26	1,076,959
1,100,000	Nuance Communications, Inc.	1.25%	04/01/25	1,331,000
1,525,000	Palo Alto Networks, Inc.	0.75%	07/01/23	1,566,175
1,000,000	Pegasystems, Inc. (a)	0.75%	03/01/25	971,789
825,000	Proofpoint, Inc. (a)	0.25%	08/15/24	858,389
840,000	Q2 Holdings, Inc. (a)	0.75%	06/01/26	904,964
372,000	RingCentral, Inc.	(b)	03/15/23	1,024,678
615,000	ServiceNow, Inc.	(b)	06/01/22	1,615,235
685,000	Slack Technologies, Inc. (a)	0.50%	04/15/25	762,286
1,900,000	Splunk, Inc.	0.50%	09/15/23	2,189,744
1,240,000	Workday, Inc.	0.25%	10/01/22	1,523,073
570,000	Zendesk, Inc.	0.25%	03/15/23	772,396
				23,529,782
	Specialty Retail – 1.7%
565,000	Burlington Stores, Inc. (a)	2.25%	04/15/25	601,553
795,000	Dick’s Sporting Goods, Inc. (a)	3.25%	04/15/25	851,082
1,230,000	RH	(b)	06/15/23	1,201,556
				2,654,191

See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Trading Companies & Distributors – 0.6%
$900,000	Kaman Corp.	3.25%	05/01/24	$860,013
	Total Convertible Corporate Bonds			120,671,225
	(Cost $102,656,886)
Shares	Description	Stated Rate	Stated Maturity (d)	Value
CONVERTIBLE PREFERRED SECURITIES – 20.4%
	Banks – 5.3%
2,775	Bank of America Corp., Series L	7.25%	(e)	3,836,160
3,110	Wells Fargo & Co., Series L	7.50%	(e)	4,350,392
				8,186,552
	Chemicals – 0.4%
14,500	International Flavors & Fragrances, Inc.	6.00%	09/15/21	689,475
	Electric Utilities – 3.3%
13,725	American Electric Power Co., Inc.	6.13%	03/15/22	697,230
28,000	NextEra Energy, Inc.	4.87%	09/01/22	1,342,320
39,000	NextEra Energy, Inc.	5.28%	03/01/23	1,684,410
28,875	Southern Co. (The)	6.75%	08/01/22	1,366,943
				5,090,903
	Equity Real Estate Investment Trusts – 1.8%
1,485	Crown Castle International Corp., Series A	6.88%	08/01/20	2,068,605
4,625	QTS Realty Trust, Inc., Series B	6.50%	(e)	649,998
				2,718,603
	Health Care Equipment & Supplies – 1.4%
1,825	Danaher Corp., Series A	4.75%	04/15/22	2,170,144
	Health Care Technology – 0.4%
13,778	Change Healthcare, Inc.	6.00%	06/30/22	637,370
	Life Sciences Tools & Services – 0.9%
25,605	Avantor, Inc., Series A	6.25%	05/15/22	1,474,336
	Machinery – 2.1%
5,415	Colfax Corp.	5.75%	01/15/22	616,768
1,300	Fortive Corp., Series A	5.00%	07/01/21	1,078,714
19,425	Stanley Black & Decker, Inc.	5.25%	11/15/22	1,544,482
				3,239,964
	Multi-Utilities – 1.8%
10,600	Dominion Energy, Inc, Series A	7.25%	06/01/22	1,041,238
17,000	Sempra Energy, Series A	6.00%	01/15/21	1,739,270
				2,780,508
	Pharmaceuticals – 0.5%
16,240	Elanco Animal Health, Inc.	5.00%	02/01/23	747,040
	Semiconductors & Semiconductor Equipment – 2.0%
3,110	Broadcom, Inc., Series A	8.00%	09/30/22	3,164,238
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity (d)	Value
CONVERTIBLE PREFERRED SECURITIES (Continued)
	Water Utilities – 0.5%
12,515	Essential Utilities, Inc.	6.00%	04/30/22	$714,607
	Total Convertible Preferred Securities			31,613,740
	(Cost $30,883,876)
	Total Investments – 98.4%			152,284,965
	(Cost $133,540,762) (f)

Net Other Assets and Liabilities – 1.6%	2,403,405
Net Assets – 100.0%	$154,688,370

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2020, securities noted as such amounted to $44,237,514 or 28.6% of net assets.
(b)	Zero coupon security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Stated maturity represents the mandatory conversion date.
(e)	Perpetual maturity.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $21,736,734 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,992,531. The net unrealized appreciation was $18,744,203.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Convertible Corporate Bonds*	$ 120,671,225	$ —	$ 120,671,225	$ —
Convertible Preferred Securities*	31,613,740	31,613,740	—	—
Total Investments	$ 152,284,965	$ 31,613,740	$ 120,671,225	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Statement of Assets and Liabilities
April 30, 2020 (Unaudited)
ASSETS:
Investments, at value (Cost $133,540,762)	$ 152,284,965
Cash	2,574,504
Receivables:
Investment securities sold	1,777,782
Interest	277,734
Dividends	98,834
Total Assets	157,013,819
LIABILITIES:
Payables:
Investment securities purchased	2,211,761
Investment advisory fees	113,688
Total Liabilities	2,325,449
NET ASSETS	$154,688,370
NET ASSETS consist of:
Paid-in capital	$ 148,175,641
Par value	48,500
Accumulated distributable earnings (loss)	6,464,229
NET ASSETS	$154,688,370
NET ASSET VALUE, per share	$31.89
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	4,850,002
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Statement of Operations
For the Six Months Ended April 30, 2020 (Unaudited)
INVESTMENT INCOME:
Dividends	$ 1,172,885
Interest	(425,610)
Other	19,047
Total investment income	766,322
EXPENSES:
Investment advisory fees	958,159
Excise tax expense	6,159
Total expenses	964,318
NET INVESTMENT INCOME (LOSS)	(197,996)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(6,346,482)
Net change in unrealized appreciation (depreciation) on investments	222,470
NET REALIZED AND UNREALIZED GAIN (LOSS)	(6,124,012)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,322,008)

See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Statements of Changes in Net Assets
	Six Months Ended 4/30/2020 (Unaudited)	Year Ended 10/31/2019
OPERATIONS:
Net investment income (loss)	$ (197,996)	$ (1,161,320)
Net realized gain (loss)	(6,346,482)	4,565,461
Net change in unrealized appreciation (depreciation)	222,470	14,922,374
Net increase (decrease) in net assets resulting from operations	(6,322,008)	18,326,515
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,814,156)	(2,995,341)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	34,006,357	29,071,259
Cost of shares redeemed	(65,339,654)	(52,711,960)
Net increase (decrease) in net assets resulting from shareholder transactions	(31,333,297)	(23,640,701)
Total increase (decrease) in net assets	(39,469,461)	(8,309,527)
NET ASSETS:
Beginning of period	194,157,831	202,467,358
End of period	$154,688,370	$194,157,831
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	6,150,002	7,050,002
Shares sold	1,000,000	950,000
Shares redeemed	(2,300,000)	(1,850,000)
Shares outstanding, end of period	4,850,002	6,150,002
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Financial Highlights
For a share outstanding throughout each period
	Six Months Ended 4/30/2020 (Unaudited)	Year Ended October 31,			Period Ended 10/31/2016 (a)
		2019	2018	2017
Net asset value, beginning of period	$ 31.57	$ 28.72	$ 29.01	$ 25.21	$ 25.00
Income from investment operations:
Net investment income (loss)	(0.24)	(0.24)	(0.09)	(0.14)	(0.24)
Net realized and unrealized gain (loss)	0.85	3.58	0.52	4.45	0.90
Total from investment operations	0.61	3.34	0.43	4.31	0.66
Distributions paid to shareholders from:
Net investment income	(0.29)	(0.49)	(0.67)	(0.51)	(0.45)
Net realized gain	—	—	(0.05)	—	—
Total distributions	(0.29)	(0.49)	(0.72)	(0.51)	(0.45)
Net asset value, end of period	$31.89	$31.57	$28.72	$29.01	$25.21
Total return (b)	1.96%	11.72%	1.46%	17.29%	2.68%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 154,688	$ 194,158	$ 202,467	$ 58,016	$ 7,564
Ratio of total expenses to average net assets	0.96% (c) (d)	0.95%	0.95%	0.95%	0.95% (c)
Ratio of net investment income (loss) to average net assets	(0.20)% (c)	(0.63)%	(2.16)%	(1.86)%	(2.34)% (c)
Portfolio turnover rate (e)	41%	64%	71%	56%	54%

(a)	Inception date is November 3, 2015, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.95%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2020 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of nine funds that are offering shares. This report covers the First Trust SSI Strategic Convertible Securities ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “FCVT” on The Nasdaq Stock Market LLC (“Nasdaq”). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek total return. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of U.S. and non-U.S. convertible securities. There can be no assurances that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Convertible preferred stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Convertible corporate bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2020 (Unaudited)
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.
Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the sub-advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s management;
11)	the prospects for the issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and
12)	other relevant factors.
Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2020 (Unaudited)
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2020, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The Fund invests in convertible securities that are acquired at a price significantly above the principal value. Consequently, the amortization of premium may exceed the interest income earned on the securities.
C. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2019, was as follows:
Distributions paid from:
Ordinary income	$2,995,341
Capital gains	—
Return of capital	—
As of October 31, 2019, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$362,764
Accumulated capital and other gain (loss)	(1,000,008)
Net unrealized appreciation (depreciation)	15,237,637

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2020 (Unaudited)
D. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2019, the Fund had $1,000,008 of non-expiring capital loss carryforwards for federal income tax purposes.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2019, the Fund had no net ordinary losses.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2016, 2017, 2018, and 2019 remain open to federal and state audit. As of April 30, 2020, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
E. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
The Fund and First Trust have retained SSI Investment Management LLC (“SSI” or the “Sub-Advisor”) to serve as its investment sub-advisor. In this capacity, SSI is responsible for the selection and on-going monitoring of the securities in the Fund’s investment portfolio. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise SSI and its management of the investment of the Fund’s assets and will pay SSI for its services as the Fund’s sub-advisor. First Trust will also be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. SSI receives a sub-advisory fee from First Trust. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2020 (Unaudited)
4. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended April 30, 2020, were $79,839,666 and $110,911,606, respectively.
For the six months ended April 30, 2020, the Fund had no in-kind transactions.
5. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). Due to the nature of the Fund’s investments, the Fund’s Creation Units are generally issued and redeemed for cash, although Creation Units may be issued in-kind for securities in which the Fund invests in limited circumstances. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund’s portfolio and/or the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease with changes in the Fund’s portfolio. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When Creation Units are issued for cash, the Authorized Participant may also be assessed an amount to cover the cost of purchasing portfolio securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such securities.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a standard redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund’s portfolio and/or the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease with changes in the Fund’s portfolio. When shares are redeemed for cash, the Authorized Participant may also be assessed an amount to cover other costs, including operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to portfolio securities sold in connection with the redemption.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2021.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2020 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2020 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom’s Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity;

Additional Information (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2020 (Unaudited)
currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

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INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
SSI Investment Management LLC
9440 Santa Monica Blvd, 8th Floor
Beverly Hills, CA 90210
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

FIRST TRUST

First Trust Exchange-Traded Fund IV
--------------------------------------------------------------------------------

First Trust Long Duration Opportunities ETF (LGOV)

----------------------------
     Semi-Annual Report
     For the Six Months
           Ended
       April 30, 2020
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2020

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Long Duration Opportunities ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2020

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Long Duration Opportunities ETF (the "Fund"), which contains detailed information about the Fund for the six months ended April 30, 2020.

Just one month ago, I noted in a letter to shareholders that a handful of states were set to open some "nonessential" businesses by early May. As of May 20,
2020, I am pleased to report that all 50 states and U.S. territories have eased some restrictions on businesses and social activity. Keep in mind, however, that the plan does entail governors phasing in the opening of businesses in the coming weeks or potentially months, so I see this news as essentially marking the beginning of the rebuilding process for the U.S. economy. We all need to be aware as well of the possibility of an uptick or even surge in the coronavirus
("COVID-19") infections as more people venture out of their homes. Prior to the last couple of weeks or so, the stay-at-home mandate severely restricted the movements of close to 315 million Americans, according to The Washington Post.
To put this further into perspective, because so many stores have been closed and so many people have been hunkering down at home, retail-store traffic in the
U.S. plunged 91.2% year-over-year for the week ended May 16, 2020, according to
Bloomberg. Truly amazing!

In this COVID-19 pandemic, there appears to be a notable disconnect between the state of the U.S. economy, which is expected to go from bad to downright terrible between the first quarter and second quarter of the year, and the performance of the stock market, which has been much better than expected. While the data and commentary in this report are technically supposed to run through
April 30, 2020, I feel compelled to offer insight that is as up to date as possible. The 2020 peak in the stock market, as measured by the S&P 500(R) Index
(the "Index"), occurred on February 19. That day also marked the all-time high for the Index. From February 19, 2020, through March 23, 2020, the Index declined by 33.92% on a price-only basis (no dividends included), according to
Bloomberg. We should note that the Index slid into bear market territory on
March 12, 2020. A bear market is defined by a 20% or greater decline in price from its most recent peak. That took just 16 trading days, the quickest plunge into a bear market ever. From March 23, 2020 through May 20, 2020, the Index staged an impressive rebound, posting a price-only gain of 32.82%, according to
Bloomberg. As of May 20, 2020, the Index stood just 12.24% below its all-time high set on February 19, 2020. But the game, as they say, is not over. Even though stocks have rebounded significantly from their March lows, 68% of the money managers that participated in the most recent Bank of America global fund manager survey believe that stocks are still in a bear market, according to
MarketWatch. What are they likely concerned about? In addition to a dismal economic outlook for the near-term, research from Bespoke Investment Group, an independent research firm, indicates that there have been 25 bear markets since
1928 and 60% of the time the Index declined a second time during the bear market and went on to establish a new low for the period.

With respect to the state of the economy, the Congressional Budget Office announced on May 19, 2020, that it sees real U.S. gross domestic product ("GDP")
declining by an annualized 38% in the second quarter of 2020, reportedly in line with Wall Street economists, according to CNBC. Some estimates are more dire.
The GDP estimate from the Atlanta Federal Reserve calls for a 42% plunge. These numbers are so large in scope they are mind-boggling. The Bureau of Economic
Analysis is scheduled to release its GDP report on July 30, 2020. Until then, we may continue to have a disconnect between the economy and the markets. Let us hope it is as positive as the one we are currently enjoying.

The U.S. government shut down huge chunks of our economy in order to protect lives and prevent our health care system from being overwhelmed by COVID-19 patients. Our economic woes, in other words, are man-made. The remedies to this pandemic will also likely be man-made. They could come in the form of therapeutics and/or a vaccine. Perhaps more than one vaccine. At this stage of the pandemic fight, we have one message for investors: Stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

The First Trust Long Duration Opportunities ETF's (the "Fund") primary investment objective is to generate current income with a focus on preservation of capital. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in a portfolio of investment-grade debt securities issued or guaranteed by the U.S. government, its agencies or government-sponsored entities, including publicly-issued U.S.
Treasury securities and mortgage-related securities. The Fund may also invest in exchange-traded funds ("ETFs") that principally invest in such securities. The
Fund may purchase mortgage-related securities in "to-be-announced" transactions
("TBA Transactions"), including mortgage dollar rolls.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           AVERAGE ANNUAL            CUMULATIVE
                                                                                            TOTAL RETURNS           TOTAL RETURNS
                                                     6 Months Ended     1 Year Ended     Inception (1/22/19)     Inception (1/22/19)
                                                        4/30/20           4/30/20            to 4/30/20              to 4/30/20
FUND PERFORMANCE
NAV                                                       9.01%            19.29%              18.75%                  24.36%
Market Price                                              8.83%            17.91%              17.63%                  22.87%

INDEX PERFORMANCE
ICE BofA 5+ Year US Treasury Index                       13.41%            24.98%              21.78%                  28.39%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative total returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

---------------------------------------------------------------
                                               % OF LONG-TERM
ASSET CLASSIFICATION                           INVESTMENTS(1)
---------------------------------------------------------------
U.S. Government Agency Mortgage-Backed
   Securities                                      77.14%
U.S. Government Bonds and Notes                    21.60
Exchange-Traded Funds                               1.26
                                                  -------
   Total                                          100.00%
                                                  =======

---------------------------------------------------------------
                                              % OF TOTAL LONG
                                                FIXED-INCOME
CREDIT QUALITY(2)                            INVESTMENTS & CASH
---------------------------------------------------------------
Government and Agency                              98.57%
Cash                                                1.43
                                                  -------
   Total                                          100.00%
                                                  =======

---------------------------------------------------------------
                                               % OF LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS(1)
---------------------------------------------------------------
U.S. Treasury Bond 2.25%, 08/15/46                 21.60%
Federal National Mortgage Association,
   Pool TBA, 2.00%, 06/15/49                        9.03
Federal Home Loan Mortgage Corporation,
   Pool U99176, 4.00%, 12/01/47                     6.64
Federal Home Loan Mortgage Corporation,
   Series 2013-4239, Class OU, PO, 07/15/43         5.77
Federal National Mortgage Association,
   Series 2005-74, Class NZ, 6.00%, 09/25/35        4.94
Federal National Mortgage Association,
   Series 2012-93, Class LY, 2.50%, 09/25/42        4.10
Federal National Mortgage Association,
   Series 2018-9, Class PL, 3.50%, 02/25/48         4.00
Government National Mortgage Association,
   Series 2018-125, Class KZ, 3.50%, 09/20/48       3.90
Government National Mortgage Association,
   Series 2018-112, Class CG, 3.50%, 08/20/48       3.83
Federal Home Loan Mortgage Corporation
   Multifamily Structured Pass Through
   Certificates, Series 2019-K093, Class
   XAM, IO, 1.33%, 05/25/29                         3.81
                                                  -------
      Total                                        67.62%
                                                  =======

---------------------------------------------------------------
WEIGHTED AVERAGE EFFECTIVE NET DURATION
---------------------------------------------------------------
April 30, 2020                                   9.14 Years
High - December 31, 2019                        12.47 Years
Low - April 30, 2020                             9.14 Years

-----------------------------

(1)   Percentages are based on the long positions only. Money market funds are excluded.

(2)   The ratings are by Standard & Poor's Ratings Group, a division of The
      McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings.
      Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher.
      The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares.
      U.S. Treasury and U.S. Agency mortgage-backed securities appear under
      "Government and Agency". Credit ratings are subject to change.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  JANUARY 22, 2019 - APRIL 30, 2020

            First Trust Long Duration   ICE BofA 5+ Year
                Opportunities ETF       US Treasury Index
1/22/19              $10,000                 $10,000
4/30/19               10,425                  10,273
10/31/10              11,408                  11,321
4/30/20               12,436                  12,839


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 23, 2019
(commencement of trading) through April 30, 2020. Shareholders may pay more than
NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                                NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
                      ----------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%        0.50%-0.99%        1.00%-1.99%        >=2.00%
1/23/19 - 10/31/19       130                  2                  0                0
11/1/19 - 4/30/20         44                  6                  2                0

                                  NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
                      -----------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%        0.50%-0.99%        1.00%-1.99%        >=2.00%
1/23/19 - 10/31/19        63                  1                  1                0
11/1/19 - 4/30/20         31                 11                 15               15



--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2020 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to First Trust Long Duration Opportunities ETF (the "Fund" or "LGOV").
First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio and certain other services necessary for the management of the portfolio.

                           PORTFOLIO MANAGEMENT TEAM

JEREMIAH CHARLES - SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER, FIRST
   TRUST SECURITIZED PRODUCTS GROUP

JAMES SNYDER - SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER, FIRST TRUST
   SECURITIZED PRODUCTS GROUP

                                                                          Page 5


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2020 (UNAUDITED)

As a shareholder of First Trust Long Duration Opportunities ETF (the "Fund"),
you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO       EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE          DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                 NOVEMBER 1, 2019     APRIL 30, 2020      PERIOD (a)         PERIOD (a) (b)
---------------------------------------------------------------------------------------------------------------------------
FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
Actual                                              $1,000.00           $1,090.10            0.74%               $3.85
Hypothetical (5% return before expenses)            $1,000.00           $1,021.18            0.74%               $3.72


(a)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2020 through April 30, 2020), multiplied by 182/366 (to reflect the six-month period).


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2020 (UNAUDITED)


    PRINCIPAL                                                                          STATED        STATED
      VALUE                                 DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 73.1%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 49.1%
                  Federal Home Loan Mortgage Corporation
$        245,784     Series 2003-2649, Class IM, IO...............................      7.00%       07/15/33    $         63,304
         264,000     Series 2010-3653, Class UJ...................................      5.00%       04/15/40             348,666
         690,965     Series 2013-4239, Class OU, PO...............................      (a)         07/15/43             649,759
         137,194     Series 2013-4255, Class SN,
                        1 Mo. LIBOR (x) -2.67 + 12.27% (b)........................      9.56%       05/15/35             198,359
                  Federal National Mortgage Association
         172,211     Series 2005-69, Class JI, IO.................................      6.00%       08/25/35              41,976
         390,949     Series 2005-74, Class NZ.....................................      6.00%       09/25/35             556,437
       1,213,196     Series 2005-113, Class AI, IO,
                        1 Mo. LIBOR (x) -1 + 7.23% (b)............................      6.74%       01/25/36             283,451
         150,540     Series 2008-94, Class JS, 1 Mo. LIBOR (x) -6 + 30.00% (b)....     27.08%       04/25/36             296,625
         433,000     Series 2012-93, Class LY.....................................      2.50%       09/25/42             461,767
         173,000     Series 2013-3, Class BC......................................      2.50%       12/25/42             178,026
         200,000     Series 2015-34, Class OK, PO.................................      (a)         03/25/44             195,094
         298,685     Series 2016-23, Class PL.....................................      3.00%       11/25/45             331,838
         395,045     Series 2018-9, Class PL......................................      3.50%       02/25/48             451,132
         162,443     Series 2018-94, Class KZ.....................................      4.50%       01/25/49             222,737
          85,999     Series 2018-94, Class LZ.....................................      4.50%       01/25/49             117,411
                  Government National Mortgage Association
         263,305     Series 2009-32, Class ZA.....................................      5.50%       05/20/39             340,291
         752,916     Series 2015-168, Class GI, IO................................      5.50%       02/16/33             148,232
          80,941     Series 2016-63, Class NZ.....................................      3.00%       05/20/46              81,609
         403,000     Series 2018-112, Class CG....................................      3.50%       08/20/48             431,476
         415,888     Series 2018-125, Class KZ....................................      3.50%       09/20/48             439,614
                                                                                                                ----------------
                                                                                                                       5,837,804
                                                                                                                ----------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 7.1%
                  Federal Home Loan Mortgage Corporation Multifamily Structured
                     Pass Through Certificates
       7,899,632     Series 2014-K036, Class X1, IO (c)...........................      0.87%       10/25/23             177,674
       4,645,000     Series 2019-K093, Class XAM, IO (c)..........................      1.33%       05/25/29             429,059
       1,697,391     Series 2019-K095, Class X1, IO (c)...........................      1.08%       06/25/29             121,611
       1,200,000     Series 2019-K095, Class XAM, IO (c)..........................      1.37%       06/25/29             117,855
                                                                                                                ----------------
                                                                                                                         846,199
                                                                                                                ----------------
                  PASS-THROUGH SECURITIES -- 16.9%
                  Federal Home Loan Mortgage Corporation
         681,328     Pool U99176..................................................      4.00%       12/01/47             747,751
                  Federal National Mortgage Association
       1,000,000     Pool TBA (d).................................................      2.00%       06/15/49           1,017,952
                  Government National Mortgage Association
         222,099     Pool 770005..................................................      4.00%       11/15/33             241,858
                                                                                                                ----------------
                                                                                                                       2,007,561
                                                                                                                ----------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES.....................................         8,691,564
                  (Cost $7,617,819)                                                                             ----------------

U.S. GOVERNMENT BONDS AND NOTES -- 20.5%

       2,000,000  U.S. Treasury Bond..............................................      2.25%       08/15/46           2,434,375
                                                                                                                ----------------
                  TOTAL U.S. GOVERNMENT BONDS AND NOTES.......................................................         2,434,375
                  (Cost $1,956,240)                                                                             ----------------


                        See Notes to Financial Statements                 Page 7


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)


     SHARES                                               DESCRIPTION                                                VALUE
----------------  --------------------------------------------------------------------------------------------  ----------------
EXCHANGE-TRADED FUNDS -- 1.2%

                  CAPITAL MARKETS -- 1.2%
             850  iShares 20+ Year Treasury Bond ETF..........................................................  $        141,729
                                                                                                                ----------------
                  TOTAL EXCHANGE-TRADED FUNDS.................................................................           141,729
                  (Cost $115,923)                                                                               ----------------

MONEY MARKET FUNDS -- 12.4%

       1,478,854  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio -
                     Institutional Class - 0.07% (e)..........................................................         1,478,854
                  (Cost $1,478,854)                                                                             ----------------

                  TOTAL INVESTMENTS -- 107.2%.................................................................        12,746,522
                  (Cost $11,168,836) (f)                                                                        ----------------



   NUMBER OF                                                            NOTIONAL     EXERCISE      EXPIRATION
   CONTRACTS                         DESCRIPTION                         AMOUNT        PRICE          DATE           VALUE
----------------  --------------------------------------------------  ------------  ------------  ------------  ----------------
PUT OPTIONS PURCHASED -- 0.0%

               1  U.S. Treasury Long Bond Futures Put...............  $    181,031    $ 178.00      May-2020                 672
                  (Cost $1,583)                                                                                 ----------------

CALL OPTIONS WRITTEN -- (0.4)%

              (1) U.S. 10-Year Treasury Futures Call................      (139,063)     134.00      May-2020              (5,078)
              (1) U.S. Treasury Long Bond Futures Call..............      (181,031)     164.00      May-2020             (17,078)
              (2) U.S. Treasury Long Bond Futures Call..............      (362,063)     167.00      May-2020             (28,188)
                                                                                                                ----------------
                  TOTAL CALL OPTIONS WRITTEN..................................................................           (50,344)
                  (Premiums received $5,561)                                                                    ----------------

PUT OPTIONS WRITTEN -- (0.0)%

              (1) U.S. 10-Year Treasury Futures Put.................      (139,063)     129.50      May-2020                 (15)
                  (Premiums received $323)                                                                      ----------------

                  NET OTHER ASSETS AND LIABILITIES -- (6.8)%..................................................          (803,081)
                                                                                                                ----------------
                  NET ASSETS -- 100.0%........................................................................  $     11,893,754
                                                                                                                ================


FUTURES CONTRACTS AT APRIL 30, 2020 (See Note 2C - Futures Contracts in the
Notes to Financial Statements):


                                                                                                                   UNREALIZED
                                                                                                                  APPRECIATION
                                                                       NUMBER OF   EXPIRATION      NOTIONAL     (DEPRECIATION)/
                   FUTURES CONTRACTS                      POSITION     CONTRACTS      DATE          VALUE            VALUE
-------------------------------------------------------  -----------  -----------  -----------  --------------  ----------------
U.S. 5-Year Treasury Notes                                  Short          6         Jun-2020   $     (752,906) $             22
U.S. 10-Year Ultra Treasury Notes                           Short          1         Jun-2020         (157,031)             (348)
U.S. Treasury Long Bond Futures                             Short          3         Jun-2020         (543,094)          (32,105)
                                                                                                --------------  ----------------
                                                                                                $   (1,453,031) $        (32,431)
                                                                                                ==============  ================


Page 8                  See Notes to Financial Statements


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2020 (UNAUDITED)

-----------------------------

(a)   Zero coupon security.

(b)   Inverse floating rate security.

(c)   Collateral Strip Rate bond. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(d)   All or portion of this security is part of a mortgage dollar roll agreement (see Note 2H- Mortgage Dollar Rolls and TBA Transactions in the
      Notes to Financial Statements).

(e)   Rate shown reflects yield as of April 30, 2020.

(f)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,587,495 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $87,626. The net unrealized appreciation was
      $1,499,869. The amounts presented are inclusive of derivative contracts.

IO    - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

LIBOR - London Interbank Offered Rate

PO    - Principal-Only Security

TBA   - To-Be-Announced Security

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                          ASSETS TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2020           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
U.S. Government Agency Mortgage-Backed Securities.....  $     8,691,564    $            --    $     8,691,564    $            --
U.S. Government Bonds and Notes.......................        2,434,375                 --          2,434,375                 --
Exchange-Traded Funds*................................          141,729            141,729                 --                 --
Money Market Funds....................................        1,478,854          1,478,854                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total Investments.....................................       12,746,522          1,620,583         11,125,939                 --
Put Options Purchased.................................              672                672                 --                 --
Futures Contracts**...................................               22                 22                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total.................................................  $    12,747,216    $     1,621,277    $    11,125,939    $            --
                                                        ===============    ===============    ===============    ===============

                                                       LIABILITIES TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2020           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
Call Options Written..................................  $       (50,344)   $       (50,344)   $            --    $            --
Put Options Written...................................              (15)               (15)                --                 --
Futures Contracts**...................................          (32,453)           (32,453)                --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total.................................................  $       (82,812)   $       (82,812)   $            --    $            --
                                                        ===============    ===============    ===============    ===============


* See Portfolio of Investments for industry breakout.

** Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statement of Assets and Liabilities.

                        See Notes to Financial Statements                 Page 9


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2020 (UNAUDITED)


ASSETS:
Investments, at value..................................................      $   12,746,522
Options contracts purchased, at value .................................                 672
Cash segregated as collateral for open futures contracts...............             161,910
Receivables:
   Investment securities sold..........................................           1,017,385
   Interest............................................................              42,721
   Variation margin....................................................                 944
   Dividends...........................................................                 264
                                                                             --------------
   Total Assets........................................................          13,970,418
                                                                             --------------
LIABILITIES:
Options contracts written, at value....................................              50,359
Payables:
   Investment securities purchased.....................................           2,019,972
   Investment advisory fees............................................               6,333
                                                                             --------------
   Total Liabilities...................................................           2,076,664
                                                                             --------------
NET ASSETS.............................................................      $   11,893,754
                                                                             ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $   10,000,344
Par value..............................................................               4,000
Accumulated distributable earnings (loss)..............................           1,889,410
                                                                             --------------
NET ASSETS.............................................................      $   11,893,754
                                                                             ==============
NET ASSET VALUE, per share.............................................      $        29.73
                                                                             ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................             400,002
                                                                             ==============
Investments, at cost...................................................      $   11,168,836
                                                                             ==============
Premiums paid on options contracts purchased...........................      $        1,583
                                                                             ==============
Premiums received on options contracts written.........................      $        5,884
                                                                             ==============


Page 10                 See Notes to Financial Statements


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED)


INTEREST:
Interest...............................................................      $      170,229
Dividends..............................................................              11,105
                                                                             --------------
   Total investment income.............................................             181,334
                                                                             --------------
EXPENSES:
Investment advisory fees...............................................              36,488
Excise tax.............................................................               4,897
                                                                             --------------
   Total expenses......................................................              41,385
                                                                             --------------
NET INVESTMENT INCOME (LOSS)...........................................             139,949
                                                                             --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................             279,984
   Futures contracts...................................................              54,437
   Purchased options contracts.........................................               2,714
   Written options contracts...........................................              15,963
                                                                             --------------
Net realized gain (loss)...............................................             353,098
                                                                             --------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................             602,998
   Futures contracts...................................................             (42,134)
   Purchased options contracts.........................................                (911)
   Written options contracts...........................................             (44,475)
                                                                             --------------
Net change in unrealized appreciation (depreciation)...................             515,478
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................             868,576
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $    1,008,525
                                                                             ==============


                        See Notes to Financial Statements                Page 11


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SIX MONTHS
                                                                                 ENDED               PERIOD
                                                                               4/30/2020             ENDED
                                                                              (UNAUDITED)        10/31/2019 (a)
                                                                           ------------------  ------------------
OPERATIONS:
Net investment income (loss)...........................................      $      139,949      $      218,064
Net realized gain (loss)...............................................             353,098             188,680
Net change in unrealized appreciation (depreciation)...................             515,478             984,391
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting from operations........           1,008,525           1,391,135
                                                                             --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations..................................................            (314,122)           (183,881)
                                                                             --------------      --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................           1,369,242          11,437,545
Cost of shares redeemed................................................          (1,384,695)         (1,429,995)
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting from
   shareholder transactions............................................             (15,453)         10,007,550
                                                                             --------------      --------------
Total increase (decrease) in net assets................................             678,950          11,214,804

NET ASSETS:
Beginning of period....................................................          11,214,804                  --
                                                                             --------------      --------------
End of period..........................................................      $   11,893,754      $   11,214,804
                                                                             ==============      ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................             400,002                  --
Shares sold............................................................              50,000             450,002
Shares redeemed........................................................             (50,000)            (50,000)
                                                                             --------------      --------------
Shares outstanding, end of period......................................             400,002             400,002
                                                                             ==============      ==============


(a)   Inception date is January 22, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 12                 See Notes to Financial Statements


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             SIX MONTHS
                                               ENDED                PERIOD
                                             4/30/2020              ENDED
                                            (UNAUDITED)         10/31/2019 (a)
                                           --------------       --------------
Net asset value, beginning of period         $    28.04           $    25.00
                                             ----------           ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.35                 0.55
Net realized and unrealized gain (loss)            2.13                 2.95
                                             ----------           ----------
Total from investment operations                   2.48                 3.50
                                             ----------           ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.79)               (0.46)
                                             ----------           ----------
Net asset value, end of period               $    29.73           $    28.04
                                             ==========           ==========
TOTAL RETURN (b)                                   9.01%               14.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $   11,894           $   11,215
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets (c)                                      0.74% (d) (e)        0.65% (d)
Ratio of net investment income (loss)
   to average net assets                           2.49% (d)            2.64% (d)
Portfolio turnover rate (f)                          79% (g)             152% (g)


(a)   Inception date is January 22, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. The ratio does not include these indirect fees and expenses.

(d)   Annualized.

(e)   Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.65%.

(f)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(g)   The portfolio turnover rate not including mortgage dollar rolls was 76%
      and 104% for the periods ended April 30, 2020 and October 31, 2019, respectively.

                        See Notes to Financial Statements                Page 13


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2020 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds that are offering shares. This report covers the First Trust Long Duration Opportunities ETF (the "Fund"), a
non-diversified series of the Trust, which trades under the ticker "LGOV" on the
NYSE Arca, Inc. ("NYSE Arca"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit."
Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is an actively managed exchange-traded fund ("ETF"). The Fund's primary investment objective is to generate current income with a focus on preservation of capital. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in a portfolio of investment-grade debt securities issued or guaranteed by the U.S. government, its agencies or government-sponsored entities, including publicly-issued U.S. Treasury securities and mortgage-related securities. The Fund may also invest in exchange-traded funds
("ETFs") that principally invest in such securities. The Fund's investments in mortgage-related securities may include investments in fixed or adjustable-rate securities structured as "pass-through" securities and collateralized mortgage obligations, including residential and commercial mortgage-backed securities, stripped mortgage-backed securities and real estate mortgage investment conduits. The Fund will invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies (such as Ginnie Mae), and U.S.
government-sponsored entities (such as Fannie Mae and Freddie Mac). The Fund may purchase government-sponsored mortgage-related securities in "to-be-announced"
transactions ("TBA Transactions"), including mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's investment advisor, First Trust
Advisors L.P. ("First Trust" or the "Advisor"). In addition to its investment in securities issued or guaranteed by the U.S. government, its agencies and government- sponsored entities, the Fund may invest up to 20% of its net assets in other types of debt securities, including privately-issued, non-agency sponsored asset-backed and mortgage-related securities, futures contracts, options, swap agreements, cash and cash equivalents, and ETFs that invest principally in fixed income securities. Further, the Fund may enter into short sales as part of its overall portfolio management strategy, or to offset a potential decline in the value of a security; however, the Fund does not expect, under normal market conditions, to engage in short sales with respect to more than 30% of the value of its net assets. Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets in securities of any credit quality, including securities that are below investment grade, which are also known as high yield securities, or commonly referred to as "junk" bonds, or unrated securities that have not been judged by the Advisor to be of comparable quality to rated investment grade securities. In the case of a split rating between one or more of the nationally recognized statistical rating organizations, the Fund will consider the highest rating. The Fund targets a weighted average effective duration of eight or more years.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee, in

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               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2020 (UNAUDITED)

accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the
Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

                                                                         Page 15

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               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2020 (UNAUDITED)

            1)    the fundamental business data relating to the issuer;

            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the issuer;

            5)    the credit quality and cash flow of the issuer, based on the
                  Advisor's or external analysis;

            6)    the information as to any transactions in or offers for the security;

            7)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

            9)    the quality, value and salability of collateral, if any,
                  securing the security;

           10)    the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt
                  only);

           11)    the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

           12)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2020, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

In July 2017, the Financial Conduct Authority ("FCA") announced that it will no longer persuade or compel banks to submit rates for the calculations of the
London Interbank Offered Rates ("LIBOR") after 2021. Further, the FCA has subsequently stated, as recently as March 2020, that the central assumption continues to be that firms should not rely on LIBOR being published after the end of 2021.

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.

The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off

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               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2020 (UNAUDITED)

interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2020, the Fund had no when-issued, delayed-delivery securities. At April 30, 2020, the Fund held $1,017,952 of forward purchase commitments.

C. FUTURES CONTRACTS

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk).
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the
Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in
"Net realized gain (loss) on futures contracts" on the Statement of Operations.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures contracts" on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin" receivable or payable on the Statement of Assets and Liabilities. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

D. OPTIONS CONTRACTS

In the normal course of pursuing its investment objectives, the Fund may invest up to 20% of its net assets in derivative instruments in connection with hedging strategies. The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts and exchange-listed U.S. Treasury futures contracts. The Fund uses derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.

The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. When the
Fund writes (sells) an option, an amount equal to the premium received by the
Fund is included in "Options contracts written, at value" on the Statement of
Assets and Liabilities. When the Fund purchases (buys) an option, the premium paid represents the cost of the option, which is included in "Premiums paid on options contracts purchased" on the Statement of Assets and Liabilities. Options
are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge

                                                                         Page 17

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               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2020 (UNAUDITED)

against an increase in the value of the securities the Fund intends to acquire.
Realized gains and losses on written options are included in "Net realized gain
(loss) on written options contracts" on the Statement of Operations. Realized gains and losses on purchased options are included in "Net realized gain (loss)
on purchased options contracts" on the Statement of Operations.

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The
Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.

E. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

F. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value.
Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a
PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

G. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of
Investments.

H. MORTGAGE DOLLAR ROLLS AND TBA TRANSACTIONS

The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's investment advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell)
substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchase and sale in the
Fund. The Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA
Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.

I. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2020 (UNAUDITED)

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal period ended October
31, 2019 was as follows:

Distributions paid from:
Ordinary income.................................   $      183,881
Capital gains...................................               --
Return of capital...............................               --

As of October 31, 2019, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................   $      240,987
Accumulated capital and other gain (loss).......               --
Net unrealized appreciation (depreciation)......          954,020

J. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ending 2019 remains open to federal and state audit. As of April 30, 2020, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2019, the
Fund had no non-expiring capital loss carryforwards for federal income tax purposes.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended October 31, 2019, the Fund had no net late year ordinary or capital losses.

K. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other

                                                                         Page 19

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               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2020 (UNAUDITED)

expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended April 30,
2020, were $9,123,919 and $156,582, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended April 30, 2020, were
$7,772,426 and $41,606, respectively.

For the six months ended April 30, 2020, the Fund had no in-kind transactions.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Fund at April
30, 2020, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.


                                     ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                          ----------------------------------------   --------------------------------------
DERIVATIVE    RISK          STATEMENT OF ASSETS AND                   STATEMENT OF ASSETS AND
INSTRUMENTS   EXPOSURE        LIABILITIES LOCATION        VALUE         LIABILITIES LOCATION       VALUE
-----------   ---------   ----------------------------  ----------   --------------------------  ----------
Futures       Interest    Unrealized appreciation                    Unrealized depreciation
              rate risk   on futures contracts*         $       22   on futures contracts*       $   32,453

Options       Interest    Options contracts                          Options contracts
              rate risk   purchased, at value                  672   written, at value               50,359


* Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2020 (UNAUDITED)

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2020, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


STATEMENT OF OPERATIONS LOCATION                               INTEREST RATE RISK
----------------------------------------------------------------------------------
Net realized gain (loss) on:
Futures contracts                                                   $   54,437
Purchased options contracts                                              2,714
Written options contracts                                               15,963
Net change in unrealized appreciation (depreciation) on:
Futures contracts                                                      (42,134)
Purchased options contracts                                               (911)
Written options contracts                                              (44,475)


For the six months ended April 30, 2020, the notional value of futures contracts opened and closed were $759,844 and $3,683,944, respectively.

During the six months ended April 30, 2020, the premiums for purchased options contracts opened were $39,839 and the premiums for purchased options contracts closed, exercised and expired were $38,256.

During the six months ended April 30, 2020, the premiums for written options contracts opened were $38,251 and the premiums for written options contracts closed, exercised and expired were $32,367.

The Fund does not have the right to offset financial assets and financial liabilities related to futures and options contracts on the Statement of Assets and Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker dealers or large institutional investors that have entered into a participation agreement (an
"Authorized Participant"). Due to the nature of the Fund's investments, the
Fund's Creation Units are generally issued and redeemed for cash, although
Creation Units may be issued in-kind for securities in which the Fund invests in limited circumstances. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation
Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may increase or decrease with changes in the Fund's portfolio. The price for each Creation Unit will equal the daily
NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When Creation Units are issued for cash, the Authorized Participant may also be assessed an amount to cover the cost of purchasing portfolio securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The
Redemption Transaction Fee may increase or decrease with changes in the Fund's portfolio. When shares are redeemed for cash, the Authorized Participant may also be assessed an amount to cover other costs, including operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to portfolio securities sold in connection with the redemption.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2021.

                                                                         Page 21


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2020 (UNAUDITED)

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events, requiring recognition or disclosure in the financial statements that have not already been disclosed.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2020 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices

                                                                         Page 23


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2020 (UNAUDITED)

rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's
Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2020 (UNAUDITED)

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                                                                         Page 25

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

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

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

FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Items 6. Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund IV
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 7, 2020
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	July 7, 2020

* Print the name and title of each signing officer under his or her signature.